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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-1879

Janus Investment Fund

(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206

(Address of principal executive offices) (Zip code)

Stephanie Grauerholz-Lofton, 151 Detroit Street, Denver, Colorado 80206

(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 6/30

Date of reporting period: 3/31/13

Item 1. Schedule of Investments.

INTECH Global Dividend Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 93.9%
Aerospace and Defense — 0.8%
2,323	BAE Systems PLC	$13,915
100	Lockheed Martin Corp.	9,652
200	Northrop Grumman Corp.	14,030
400	Raytheon Co.	23,516
		61,113
Aerospace and Defense – Equipment — 0.2%
3,431	Cobham PLC	12,666
Airlines — 0.2%
11,000	Cathay Pacific Airways, Ltd.	18,819
Airport Development - Maintenance — 0.3%
9,555	Auckland International Airport, Ltd.	23,539
Appliances — 0.3%
931	Electrolux A.B.	23,696
Athletic Footwear — 0.3%
8,000	Yue Yuen Industrial Holdings, Ltd.	26,075
Automotive - Cars and Light Trucks — 0.6%
2,000	Daihatsu Motor Co., Ltd.	41,394
171	Daimler A.G.	9,303
		50,697
Automotive - Medium and Heavy Duty Trucks — 0.2%
663	Scania A.B. - Class B	13,872
Beverages - Non-Alcoholic — 0.3%
1,706	Coca-Cola Amatil, Ltd.	25,891
Building - Heavy Construction — 0.9%
1,232	ACS Actividades de Construccion y Servicios S.A.	28,747
836	Aker Solutions A.S.A.	15,605
1,000	Cheung Kong Infrastructure Holdings, Ltd.	6,860
466	Skanska A.B. - Class B	8,427
173	Vinci S.A.	7,793
		67,432
Building and Construction - Miscellaneous — 1.6%
1,959	Balfour Beatty PLC	6,988
574	Bouygues S.A.	15,567
5,194	Ferrovial S.A.	82,416
629	Koninklijke Boskalis Westminster N.V.	24,984
		129,955
Building and Construction Products - Miscellaneous — 0.3%
123	Cie de Saint-Gobain	4,559
82	Geberit A.G.	20,193
		24,752
Building Products - Cement and Aggregate — 0.3%
409	CRH PLC	9,027
1,743	James Hardie Industries PLC (ADR)	18,161
		27,188
Building Products - Doors and Windows — 0.4%
4,000	Asahi Glass Co., Ltd.	27,667
Cable/Satellite Television — 1.1%
600	Cablevision Systems Corp. - Class A	8,976
3,000	Shaw Communications, Inc. - Class B	74,321
		83,297
Casino Hotels — 0.2%
3,690	SKYCITY Entertainment Group, Ltd.	13,612
Casino Services — 0.1%
200	Sankyo Co., Ltd.	9,350
Cellular Telecommunications — 1.2%
4	NTT DOCOMO, Inc.	5,933
1,400	Rogers Communications, Inc. - Class B	71,530
6,173	Vodafone Group PLC	17,499
		94,962
Chemicals - Diversified — 1.7%
539	Akzo Nobel N.V.	34,210
82	BASF S.E.	7,180
100	E.I. du Pont de Nemours & Co.	4,916
276	K+S A.G.	12,836
1,000	Kaneka Corp.	5,759
945	Koninklijke DSM N.V.	55,001
4,000	Sumitomo Chemical Co., Ltd.	12,495
		132,397
Chemicals - Specialty — 0.3%
317	Lonza Group A.G.	20,577
Commercial Banks — 8.6%
3,000	Aozora Bank, Ltd.	8,447
429	Australia & New Zealand Banking Group, Ltd.	12,740
5,576	Banco Bilbao Vizcaya Argentaria S.A.	48,334
3,294	Banco Santander S.A.	22,131
200	Bank of Montreal	12,592
300	Bank of Nova Scotia	17,461
2,411	Bendigo and Adelaide Bank, Ltd.	25,774
6,000	BOC Hong Kong Holdings, Ltd.	20,020
4,385	CaixaBank	14,838
400	Canadian Imperial Bank of Commerce	31,382
1,107	Commonwealth Bank of Australia	78,366
1,000	DBS Group Holdings, Ltd.	12,903
4,100	Hang Seng Bank, Ltd.	65,760
100	National Bank of Canada	7,346
1,000	Oversea-Chinese Banking Corp., Ltd.	8,589
272	Raiffeisen Bank International A.G.	9,244
2,000	Resona Holdings, Inc.	10,518
100	Royal Bank of Canada	6,026
700	Sumitomo Mitsui Financial Group, Inc.	28,559
10,000	Sumitomo Mitsui Trust Holdings, Inc.	47,280
978	Svenska Handelsbanken A.B. - Class A	41,812
100	Toronto-Dominion Bank	8,328
1,000	United Overseas Bank, Ltd.	16,435
4,015	Westpac Banking Corp.	128,552
		683,437
Commercial Services - Finance — 1.0%
2,000	H&R Block, Inc.	58,840
400	Paychex, Inc.	14,028
600	Western Union Co.	9,024
		81,892
Computers — 0.4%
1,400	Hewlett-Packard Co.	33,376
Consumer Products - Miscellaneous — 1.0%
400	Clorox Co.	35,412
1,234	Husqvarna A.B. - Class B	7,286
400	Kimberly-Clark Corp.	39,192
		81,890
Containers - Paper and Plastic — 0.6%
5,226	Amcor, Ltd.	50,481
Cosmetics and Toiletries — 0.1%
500	Avon Products, Inc.	10,365
Distribution/Wholesale—0.3%
200	Genuine Parts Co.	15,600
8,000	Li & Fung, Ltd.	11,028
		26,628
Diversified Financial Services — 0.3%
3,480	Investec PLC	24,266
Diversified Minerals — 0.2%
230	BHP Billiton PLC	6,691
1,009	Iluka Resources, Ltd.	9,820
		16,511
Diversified Operations — 2.7%
3,082	ALS, Ltd.	33,588
700	Eaton Corp. PLC	42,875
2,000	Keppel Corp., Ltd.	18,065
1,300	Leggett & Platt, Inc.	43,914
18,000	NWS Holdings, Ltd.	32,047
63	Siemens A.G.	6,785
500	Swire Pacific, Ltd. - Class A	6,374
755	Wartsila Oyj Abp	33,917
		217,565
Diversified Operations - Commercial Services — 1.2%
10,359	Brambles, Ltd.	91,329
Electric - Generation — 0.3%
900	Electric Power Development Co., Ltd.	22,882
Electric - Integrated — 6.4%
300	Alliant Energy Corp.	15,054
700	American Electric Power Co., Inc.	34,041
2,000	CLP Holdings, Ltd.	17,521
500	CMS Energy Corp.	13,970
200	Consolidated Edison, Inc.	12,206
200	Dominion Resources, Inc.	11,636
100	DTE Energy Co.	6,834
166	Duke Energy Corp.	12,050
8,452	Energias de Portugal S.A.	26,021
200	Entergy Corp.	12,648
800	Exelon Corp.	27,584
200	FirstEnergy Corp.	8,440
200	Fortis, Inc.	6,725
401	Fortum Oyj	8,079
967	GDF Suez	18,616
200	Integrys Energy Group, Inc.	11,632
200	NextEra Energy, Inc.	15,536
162	Northeast Utilities	7,040
1,042	Origin Energy, Ltd.	14,404
1,100	Pepco Holdings, Inc.	23,540
200	PG&E Corp.	8,906
100	Pinnacle West Capital Corp.	5,789
10,500	Power Assets Holdings, Ltd.	99,085
400	PPL Corp.	12,524
300	Public Service Enterprise Group, Inc.	10,302
200	SCANA Corp.	10,232
300	Southern Co.	14,076
485	SSE PLC	10,934
300	Wisconsin Energy Corp.	12,867
600	Xcel Energy, Inc.	17,820
		506,112
Electric – Transmission — 0.8%
710	Red Electrica Corp. S.A.	35,718
7,137	Terna Rete Elettrica Nazionale SpA	29,546
		65,264
Electronic Components - Miscellaneous — 0.4%
600	Hoya Corp.	11,258
808	Koninklijke Philips Electronics N.V.	23,907
		35,165
Electronic Components – Semiconductors — 0.7%
300	Intel Corp.	6,555
200	Microchip Technology, Inc.	7,352
5,242	STMicroelectronics N.V.	40,312
		54,219
Engineering - Research and Development Services — 0.2%
343	ABB, Ltd.	7,738
1,000	SembCorp Industries, Ltd.	4,186
205	WorleyParsons, Ltd.	5,268
		17,192
Enterprise Software/Services — 0.3%
600	CA, Inc.	15,102
300	Nomura Research Institute, Ltd.	7,739
		22,841
Finance - Investment Bankers/Brokers — 0.2%
3,030	ICAP PLC	13,368
Finance - Other Services — 0.8%
336	Deutsche Boerse A.G.	20,346
700	NYSE Euronext	27,048
2,000	Singapore Exchange, Ltd.	12,420
		59,814
Food - Miscellaneous/Diversified — 4.7%
800	Campbell Soup Co.	36,288
2,500	ConAgra Foods, Inc.	89,525
1,100	General Mills, Inc.	54,241
700	H.J. Heinz Co.	50,589
1,600	Kellogg Co.	103,088
200	Mondelez International, Inc. - Class A	6,122
103	Nestle S.A.	7,451
217	Unilever N.V.	8,887
301	Unilever PLC	12,731
		368,922
Food - Retail — 2.5%
142	Casino Guichard Perrachon S.A.	14,920
273	Delhaize Group S.A.	14,890
5,461	J. Sainsbury PLC	31,402
1,159	Koninklijke Ahold N.V.	17,759
524	Metro A.G.	14,896
1,700	Safeway, Inc.	44,795
1,049	Tesco PLC	6,081
2,921	WM Morrison Supermarkets PLC	12,257
1,258	Woolworths, Ltd.	44,246
		201,246
Food - Wholesale/Distribution — 0.4%
5,247	Metcash, Ltd.	22,611
200	Sysco Corp.	7,034
		29,645
Gas - Distribution — 3.2%
600	CenterPoint Energy, Inc.	14,376
1,615	Centrica PLC	9,022
2,130	Enagas S.A.	49,591
4,300	Gas Natural SDG S.A.	76,112
2,276	National Grid PLC	26,451
600	NiSource, Inc.	17,604
800	Sempra Energy	63,952
		257,108
Gas - Transportation — 0.3%
4,498	Snam SpA	20,501
Human Resources — 0.4%
296	Adecco S.A.	16,219
421	Randstad Holding N.V.	17,235
		33,454
Import/Export—0.8%
1,000	ITOCHU Corp.	12,208
2,000	Marubeni Corp.	15,215
500	Mitsubishi Corp.	9,350
1,000	Mitsui & Co., Ltd.	14,003
1,100	Sumitomo Corp.	13,826
		64,602
Insurance Brokers — 0.1%
200	Willis Group Holdings PLC	7,898
Investment Companies — 0.5%
1,235	Investor A.B. - Class B	35,680
Investment Management and Advisory Services — 0.7%
700	CI Financial Corp.	19,368
800	IGM Financial, Inc.	36,053
		55,421
Life and Health Insurance — 3.1%
1,800	Great-West Lifeco, Inc.	48,261
4,732	Legal & General Group PLC	12,415
400	Power Corp. of Canada	10,752
500	Power Financial Corp.	14,740
918	Prudential PLC	14,853
20,665	Standard Life PLC	114,684
175	Swiss Life Holding A.G.	25,946
		241,651
Lottery Services — 0.5%
12,427	Tatts Group, Ltd.	41,005
Machinery - Construction and Mining — 0.2%
618	Atlas Copco A.B. - Class B	15,615
Machinery - General Industrial — 0.5%
410	Metso Oyj	17,441
1,549	Zardoya Otis S.A.	20,708
		38,149
Medical - Drugs — 8.9%
200	Abbott Laboratories	7,064
600	AbbVie, Inc.	24,468
1,500	Astellas Pharma, Inc.	80,642
580	AstraZeneca PLC	29,073
600	Bristol-Myers Squibb Co.	24,714
500	Eisai Co., Ltd.	22,338
2,600	Eli Lilly & Co.	147,654
481	GlaxoSmithKline PLC	11,242
100	Johnson & Johnson	8,153
300	Merck & Co., Inc.	13,269
278	Novartis A.G.	19,759
200	Ono Pharmaceutical Co., Ltd.	12,346
1,267	Orion Oyj - Class B	33,274
1,400	Pfizer, Inc.	40,404
377	Roche Holding A.G.	87,795
790	Sanofi	80,265
2,300	Shionogi & Co., Ltd.	46,455
300	Takeda Pharmaceutical Co., Ltd.	16,383
		705,298
Metal - Diversified — 0.1%
375	Boliden A.B.	6,039
1,487	Eurasian Natural Resources Corp. PLC	5,559
		11,598
Metal - Iron — 0.1%
600	Cliffs Natural Resources, Inc.	11,406
Mining Services — 0.1%
244	Orica, Ltd.	6,210
MRI and Medical Diagnostic Imaging Center — 0.1%
764	Sonic Healthcare, Ltd.	11,078
Multi-Line Insurance — 1.9%
196	Allianz S.E.	26,616
500	Cincinnati Financial Corp.	23,595
2,329	CNP Assurances	31,955
4,805	Mapfre S.A.	14,848
1,092	Sampo Oyj - Class A	41,989
54	Zurich Insurance Group A.G.	15,034
		154,037
Multimedia — 0.6%
647	Lagardere S.C.A.	23,821
1,162	Pearson PLC	20,901
		44,722
Non-Hazardous Waste Disposal — 0.2%
500	Waste Management, Inc.	19,605
Office Automation and Equipment — 0.3%
1,800	Pitney Bowes, Inc.	26,748
Oil - Field Services — 0.1%
139	Fugro N.V.	7,693
Oil and Gas Drilling — 0.6%
1,296	Seadrill, Ltd.	47,116
Oil Companies - Exploration and Production — 0.1%
200	Vermilion Energy, Inc.	10,358
Oil Companies - Integrated — 1.3%
100	Chevron Corp.	11,882
200	ConocoPhillips	12,020
600	Husky Energy, Inc.	17,227
191	OMV A.G.	8,121
777	Repsol S.A.	15,785
223	Royal Dutch Shell PLC - Class A	7,213
408	Royal Dutch Shell PLC - Class B	13,543
300	Statoil A.S.A.	7,299
209	Total S.A.	10,007
		103,097
Oil Refining and Marketing — 0.1%
1,000	JX Holdings, Inc.	5,599
Paper and Related Products — 0.3%
400	MeadWestvaco Corp.	14,520
3,000	Oji Holdings Corp.	11,220
		25,740
Pipelines — 0.4%
300	Spectra Energy Corp.	9,225
300	TransCanada Corp.	14,326
300	Williams Cos., Inc.	11,238
		34,789
Property and Casualty Insurance — 0.5%
759	Admiral Group PLC	15,359
1,666	Gjensidige Forsikring A.S.A.	27,566
		42,925
Public Thoroughfares — 1.0%
2,282	Abertis Infraestucturas S.A.	38,345
2,534	Atlantia SpA	40,013
		78,358
Publishing - Newspapers — 0.4%
8,000	Singapore Press Holdings, Ltd.	28,903
Publishing - Periodicals — 1.0%
164	Axel Springer A.G.	7,106
5,408	Reed Elsevier PLC	64,166
403	Wolters Kluwer N.V.	8,799
		80,071
Real Estate Management/Services — 0.5%
9,785	IMMOFINANZ A.G.	37,060
Real Estate Operating/Development — 1.1%
400	Brookfield Office Properties, Inc.	6,869
100	Daito Trust Construction Co., Ltd.	8,563
7,000	Hopewell Holdings, Ltd.	28,361
9,000	Keppel Land, Ltd.	28,597
10,000	Sino Land Co., Ltd.	16,954
		89,344
Reinsurance — 1.5%
563	Hannover Rueckversicherung S.E.	44,155
243	Muenchener Rueckversicherungs A.G.	45,441
393	SCOR S.E.	11,283
226	Swiss Re A.G.	18,385
		119,264
Retail - Apparel and Shoe — 0.2%
358	Hennes & Mauritz A.B. - Class B	12,805
Retail - Convenience Stores — 0.1%
100	Lawson, Inc.	7,671
Retail - Major Department Stores — 0.2%
3,067	Marks & Spencer Group PLC	18,172
Retail - Miscellaneous/Diversified — 0.6%
1,101	Wesfarmers, Ltd.	46,070
Retail - Office Supplies — 0.2%
1,000	Staples, Inc.	13,430
Retail - Restaurants — 0.3%
300	Darden Restaurants, Inc.	15,504
100	McDonald's Corp.	9,969
		25,473
Rubber - Tires — 0.8%
585	Cie Generale des Etablissements Michelin	48,924
290	Nokian Renkaat Oyj	12,898
		61,822
Satellite Telecommunications — 1.2%
390	Eutelsat Communications S.A.	13,749
2,143	Inmarsat PLC	22,871
1,825	SES S.A. (FDR)	57,191
		93,811
Savings/Loan/Thrifts—0.6%
2,100	Hudson City Bancorp, Inc.	18,144
900	New York Community Bancorp, Inc.	12,915
1,300	People's United Financial, Inc.	17,472
		48,531
Semiconductor Components/Integrated Circuits — 0.1%
200	Linear Technology Corp.	7,674
Shipbuilding — 0.1%
14,000	Yangzijiang Shipbuilding Holdings, Ltd.	10,952
Silver Mining — 0.4%
1,364	Fresnillo PLC	28,099
Soap and Cleaning Preparations — 0.5%
506	Reckitt Benckiser Group PLC	36,268
Steel - Producers — 0.3%
500	Nucor Corp.	23,075
Telecommunication Services — 2.3%
500	BCE, Inc.	23,365
1,000	Bell Aliant, Inc.	26,526
37,000	PCCW, Ltd.	17,160
3,000	Singapore Telecommunications, Ltd.	8,685
9,000	StarHub, Ltd.	31,573
1,170	Tele2 A.B. - Class B	20,368
2,316	Telenor A.S.A.	50,762
		178,439
Telephone - Integrated — 5.7%
700	AT&T, Inc.	25,683
977	Belgacom S.A.	24,287
24,949	Bezeq Israeli Telecommunication Corp., Ltd.	34,597
1,012	Elisa Oyj	18,795
2,858	France Telecom S.A.	28,902
7,490	Koninklijke KPN N.V.	25,190
300	Nippon Telegraph & Telephone Corp.	13,068
2,858	TDC A/S	21,990
1,163	Telefonica S.A.	15,637
1,322	TeliaSonera A.B.	9,443
37,266	Telstra Corp., Ltd.	174,943
700	Verizon Communications, Inc.	34,405
2,600	Windstream Corp.	20,670
		447,610
Tobacco — 1.2%
293	British American Tobacco PLC	15,700
284	Imperial Tobacco Group PLC	9,919
200	Lorillard, Inc.	8,070
300	Philip Morris International, Inc.	27,813
700	Reynolds American, Inc.	31,143
		92,645
Toys — 0.3%
300	Hasbro, Inc.	13,182
200	Mattel, Inc.	8,758
		21,940
Transportation - Services — 0.8%
24,000	ComfortDelGro Corp., Ltd.	36,968
3,850	Toll Holdings, Ltd.	23,764
		60,732
Travel Services — 0.5%
194	Flight Centre, Ltd.	6,785
5,852	TUI Travel PLC	28,947
		35,732
Water — 0.3%
669	Severn Trent PLC	17,400
661	Suez Environment Co.	8,429
		25,829
Wireless Equipment — 0.3%
2,122	Telefonaktiebolaget L.M. Ericsson - Class B	26,451
Total Common Stock (cost $6,591,672)		7,437,301
Preferred Stock — 0.8%
Automotive - Cars and Light Trucks — 0.3%
411	Bayerische Motoren Werke A.G.	26,252
Television — 0.5%
981	ProSiebenSat.1 Media A.G.	35,017
Total Preferred Stock (cost $46,053)		61,269
Money Market — 5.3%
416,004	Janus Cash Liquidity Fund LLC, 0% (cost $416,004)	416,004
Total Investments (total cost $7,053,729) – 100%		$7,914,574

Summary of Investments by Country – (Long Positions) March 31, 2013 (unaudited)

Country	Value	% of Investment Securities
Australia	$852,925	10.8%
Austria	54,425	0.7%
Belgium	39,177	0.5%
Bermuda	123,126	1.6%
Canada	463,556	5.9%
Denmark	21,990	0.3%
Finland	166,393	2.1%
France	318,790	4.0%
Germany	255,933	3.2%
Hong Kong	290,054	3.7%
Ireland	77,961	1.0%
Israel	34,597	0.4%
Italy	90,060	1.1%
Japan	528,168	6.7%
Luxembourg	57,191	0.7%
Netherlands	263,977	3.3%
New Zealand	37,151	0.5%
Norway	101,232	1.3%
Portugal	26,021	0.3%
Singapore	218,276	2.8%
Spain	463,210	5.8%
Sweden	221,494	2.8%
Switzerland	239,097	3.0%
United Kingdom	690,655	8.7%
United States††	2,279,115	28.8%
Total	$7,914,574	100.0%

††	Includes Cash Equivalents of 5.3%.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

FDR	Fixed Depositary Receipt

PLC	Public Limited Company

The following is a summary of inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2013 )	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Building - Heavy Construction	$51,827	$15,605	$-
Building Products - Cement and Aggregate	9,027	18,161	-
Oil and Gas Drilling	-	47,116	-
Oil Companies - Integrated	95,798	7,299	-
Property and Casualty Insurance	15,359	27,566	-
Satellite Telecommunications	36,620	57,191	-
Telecommunication Services	127,677	50,762	-
Telephone - Integrated	425,620	21,990	-
All Other	6,429,683	-	-

Preferred Stock	-	61,269	-

Money Market	-	416,004	-
Total Investments	$7,191,611	$722,963	$-
(a)	Includes fair value factors.

INTECH International Fund

Schedule of Investments (unaudited)

Shares	Value
Common Stock — 71.7%
Advertising Agencies — 0.2%
9,697	WPP PLC	$154,536
Advertising Services — 0.1%
636	Publicis Groupe S.A.	42,641
Aerospace and Defense — 0%
2,818	Finmeccanica SpA	13,544
Aerospace and Defense – Equipment — 0.2%
2,918	European Aeronautic Defence and Space Co. N.V.	148,479
Agricultural Chemicals — 0%
59	Syngenta A.G.	24,620
Airlines — 0.7%
22,000	Cathay Pacific Airways, Ltd.	37,638
24,325	Deutsche Lufthansa A.G.	474,989
23,070	International Consolidated Airlines Group S.A.*	88,707
100	Japan Airlines Co., Ltd.	4,659
		605,993
Apparel Manufacturers — 0.3%
339	Christian Dior S.A.	56,224
1,601	Hugo Boss A.G.	179,387
		235,611
Audio and Video Products — 0.3%
75,000	Sharp Corp.	213,557
Automotive - Cars and Light Trucks — 2.6%
634	Bayerische Motoren Werke A.G.	54,696
3,000	Daihatsu Motor Co., Ltd.	62,091
55,000	Fuji Heavy Industries, Ltd.	867,191
184,000	Mazda Motor Corp.	537,611
23,200	Suzuki Motor Corp.	517,391
400	Toyota Motor Corp.	20,506
175	Volkswagen A.G.	32,916
		2,092,402
Automotive - Medium and Heavy Duty Trucks — 0.5%
2,279	Fiat Industrial SpA	25,617
36,000	Hino Motors, Ltd.	388,610
		414,227
Automotive - Truck Parts and Equipment - Original — 0.2%
7,000	Koito Manufacturing Co., Ltd.	120,113
4,000	NGK Spark Plug Co., Ltd.	61,071
		181,184
Beverages - Non-Alcoholic — 0%
1,145	Coca-Cola Hellenic Bottling Co. S.A.	30,672
Beverages - Wine and Spirits — 0.6%
14,988	Diageo PLC	472,474
238	Pernod-Ricard S.A.	29,653
185	Remy Cointreau S.A.	21,378
		523,505
Brewery — 0.7%
4,081	Anheuser-Busch InBev N.V.	404,067
135	Carlsberg A/S - Class B	13,147
931	Heineken Holding N.V.	59,652
934	Heineken N.V.	70,390
		547,256
Building - Heavy Construction — 0.2%
3,455	Acciona S.A.	188,335
Building - Maintenance and Service — 0%
269	Babcock International Group PLC	4,446
Building - Residential and Commercial — 1.0%
24,000	Daiwa House Industry Co., Ltd.	467,914
23,000	Sekisui Chemical Co., Ltd.	253,166
4,000	Sekisui House, Ltd.	54,186
		775,266
Building and Construction - Miscellaneous — 1.0%
29,497	Ferrovial S.A.	468,044
940	Hochtief A.G.	61,132
17,000	Kajima Corp.	46,058
493	Koninklijke Boskalis Westminster N.V.	19,582
1,044	Leighton Holdings, Ltd.	22,321
20,000	Obayashi Corp.	95,410
25,000	Taisei Corp.	69,327
		781,874
Building and Construction Products - Miscellaneous — 1.0%
78,542	Fletcher Building, Ltd.	563,051
800	LIXIL Group Corp.	15,912
69	Sika A.G.	167,665
3,000	TOTO, Ltd.	26,838
		773,466
Building Products - Air and Heating — 0.4%
9,200	Daikin Industries, Ltd.	360,200
Building Products - Cement and Aggregate — 1.3%
48,696	Boral, Ltd.	248,876
4,593	James Hardie Industries PLC (ADR)	47,856
10,140	Lafarge S.A.	673,608
28,000	Taiheiyo Cement Corp.	66,936
		1,037,276
Building Products - Doors and Windows — 0.3%
37,000	Asahi Glass Co., Ltd.	255,918
Cable/Satellite Television — 0.5%
4,453	Kabel Deutschland Holding A.G.	410,821
Casino Hotels — 1.6%
29,418	Crown, Ltd.	376,639
183,000	Galaxy Entertainment Group, Ltd.*	763,846
32,800	MGM China Holdings, Ltd.	70,144
23,000	SJM Holdings, Ltd.	57,424
		1,268,053
Chemicals - Diversified — 0.9%
2,000	Asahi Kasei Corp.	13,451
473	Koninklijke DSM N.V.	27,530
8,500	Mitsubishi Chemical Holdings Corp.	40,278
15,000	Mitsubishi Gas Chemical Co., Inc.	98,810
1,000	Nitto Denko Corp.	59,817
3,579	Solvay S.A.	484,641
		724,527
Chemicals - Plastics — 0.1%
302	EMS-Chemie Holding A.G.	90,855
Chemicals - Specialty — 0.2%
9,000	Daicel Corp.	70,091
42	Givaudan S.A.	51,604
438	Lonza Group A.G.	28,431
		150,126
Commercial Banks — 4.3%
1,234	Banco Bilbao Vizcaya Argentaria S.A.	10,697
100,117	Bank Hapoalim BM	453,963
157,845	Bank Leumi Le-Israel BM	556,768
7,848	Bendigo and Adelaide Bank, Ltd.	83,895
683	Commonwealth Bank of Australia	48,350
15,264	Erste Group Bank A.G.	425,125
1,400	Hang Seng Bank, Ltd.	22,455
31,000	Hiroshima Bank, Ltd.	149,532
4,780	KBC Groep N.V.	164,621
47,737	Mediobanca SpA	242,904
68,400	Mizuho Financial Group, Inc.	146,073
16,124	Pohjola Bank PLC - Class A	234,355
10,815	Skandinaviska Enskilda Banken A.B. - Class A	108,661
500	Sumitomo Mitsui Financial Group, Inc.	20,399
5,000	Sumitomo Mitsui Trust Holdings, Inc.	23,640
5,000	Suruga Bank, Ltd.	80,057
1,984	Swedbank A.B. - Class A	45,137
20,900	Westpac Banking Corp.	669,176
		3,485,808
Commercial Services — 0.1%
830	Intertek Group PLC	42,784
23	SGS S.A.	56,421
		99,205
Computer Data Security — 0.2%
2,004	Gemalto N.V.	174,789
Consulting Services — 0.6%
3,659	Bereau Veritas S.A.	455,376
Containers - Metal and Glass — 0%
2,800	Toyo Seikan Kaisha, Ltd.	38,496
Containers - Paper and Plastic — 0%
3,090	Amcor, Ltd.	29,848
Cosmetics and Toiletries — 0%
78	L'Oreal S.A.	12,367
Distribution/Wholesale — 0.1%
1,281	Wolseley PLC	63,696
Diversified Banking Institutions — 5.5%
121,271	Barclays PLC	536,401
9,205	BNP Paribas S.A.	472,396
66,081	Credit Agricole S.A.	544,259
17,779	Credit Suisse Group A.G.	466,675
1,853	HSBC Holdings PLC	19,776
936,373	Lloyds Banking Group PLC*	692,635
2,600	Mitsubishi UFJ Financial Group, Inc.	15,580
51,281	Royal Bank of Scotland Group PLC*	214,632
20,324	Societe Generale S.A.	667,646
55,997	UBS A.G.	858,542
4,263	UniCredit SpA	18,195
		4,506,737
Diversified Financial Services — 0.1%
10,363	Investec PLC	72,263
Diversified Operations — 1.5%
6,606	ALS, Ltd.	71,993
3,000	Hutchison Whampoa, Ltd.	31,267
2,633	IMI PLC	51,801
2,099	Industrivarden A.B. - Class C	38,215
6,500	Keppel Corp., Ltd.	58,710
3,785	Smiths Group PLC	72,280
516	Wartsila Oyj Abp	23,181
366	Wendel S.A.	38,729
91,000	Wharf Holdings, Ltd.	811,254
		1,197,430
Diversified Operations - Commercial Services — 0.2%
20,598	Brambles, Ltd.	181,600
161	Sodexo	15,002
		196,602
Electric - Integrated — 0.6%
39,785	Enel SpA	129,827
4,400	Hokkaido Electric Power Co., Inc.	44,879
6,622	Iberdrola S.A.	30,835
15,000	Kansai Electric Power Co., Inc.	142,000
6,700	Kyushu Electric Power Co., Inc.	68,196
5,500	Power Assets Holdings, Ltd.	51,901
1,700	Shikoku Electric Power Co., Inc.	24,167
		491,805
Electric Products – Miscellaneous — 0.1%
1,000	Casio Computer Co., Ltd.	7,788
1,361	Legrand S.A.	59,344
		67,132
Electric – Transmission — 0%
347	Red Electrica Corp. S.A.	17,457
Electronic Components - Miscellaneous — 0.3%
2,249	Koninklijke Philips Electronics N.V.	66,544
1,800	Omron Corp.	45,325
9,000	Toshiba Corp.	45,516
5,000	Yaskawa Electric Corp.	49,990
		207,375
Electronic Components – Semiconductors — 1.1%
54,370	ARM Holdings PLC	760,737
19,516	STMicroelectronics N.V.	150,083
		910,820
Electronics - Military — 0%
296	Safran S.A.	13,201
Engineering - Research and Development Services — 0.4%
102,000	Singapore Technologies Engineering, Ltd.	354,532
Finance - Investment Bankers/Brokers — 2.0%
82,000	Daiwa Securities Group, Inc.	576,753
13,492	Macquarie Group, Ltd.	521,726
83,800	Nomura Holdings, Inc.	516,405
		1,614,884
Finance - Other Services — 0.4%
552	ASX, Ltd.	20,794
8,300	Hong Kong Exchanges & Clearing, Ltd.	141,357
1,800	Japan Exchange Group, Inc.	166,766
4,000	Singapore Exchange, Ltd.	24,839
		353,756
Fisheries — 0.3%
8,000	Toyo Suisan Kaisha, Ltd.	246,494
Food - Confectionary — 0.1%
1	Lindt & Spruengli A.G.	45,142
14	Lindt & Spruengli A.G.	53,891
		99,033
Food - Dairy Products — 0%
600	Yakult Honsha Co., Ltd.	24,161
Food - Miscellaneous/Diversified — 1.6%
26,735	Associated British Foods PLC	772,108
2,000	Kikkoman Corp.	34,849
36,164	Tate & Lyle PLC	466,994
10,000	Wilmar International, Ltd.	27,822
		1,301,773
Food - Retail — 0.9%
598	Carrefour S.A.	16,368
65,064	Distribuidora Internacional de Alimentacion S.A.	449,988
10,508	Jeronimo Martins SGPS S.A.	204,649
1,258	Koninklijke Ahold N.V.	19,276
586	Woolworths, Ltd.	20,611
		710,892
Gambling - Non-Hotel — 0.2%
18,069	OPAP S.A.	142,660
7,468	Tabcorp Holdings, Ltd.	25,108
		167,768
Gas - Distribution — 0.7%
9,181	Enagas S.A.	213,754
17,745	Gas Natural SDG S.A.	314,093
		527,847
Gas - Transportation — 0.9%
254,500	Hong Kong & China Gas Co., Ltd.	742,618
Hotels and Motels — 0.2%
2,234	InterContinental Hotels Group PLC	68,115
42,000	Shangri-La Asia, Ltd.	82,244
		150,359
Import/Export — 0.5%
1,000	Mitsubishi Corp.	18,700
16,400	Toyota Tsusho Corp.	417,841
		436,541
Industrial Gases — 0%
2,000	Taiyo Nippon Sanso Corp.	13,855
Investment Companies — 0.2%
5,823	Investor A.B. - Class B	168,231
Investment Management and Advisory Services — 1.5%
90,655	Aberdeen Asset Management PLC	591,109
9,055	Hargreaves Lansdown PLC	119,405
91,048	Old Mutual PLC	280,376
329	Partners Group Holdings A.G.	81,227
3,759	Schroders PLC	120,381
		1,192,498
Life and Health Insurance — 2.7%
41,418	AMP, Ltd.	224,613
916	ING Groep N.V.*	6,501
142,212	Standard Life PLC	789,227
70,650	Suncorp Group, Ltd.	869,235
2,068	Swiss Life Holding A.G.	306,604
		2,196,180
Lottery Services — 0.3%
66,653	Tatts Group, Ltd.	219,931
Machinery - Construction and Mining — 0.3%
3,600	Hitachi Construction Machinery Co., Ltd.	76,880
7,700	Komatsu, Ltd.	182,683
		259,563
Machinery - Electrical — 0.5%
429	Schindler Holding A.G.	61,208
2,289	Schindler Holding A.G.	335,511
200	SMC Corp.	38,632
		435,351
Machinery - Farm — 0.2%
9,000	Kubota Corp.	129,855
Machinery - General Industrial — 1.2%
20,000	Amada Co., Ltd.	131,959
9,662	Hexagon A.B. - Class B	263,272
88,000	Kawasaki Heavy Industries, Ltd.	276,753
567	Kone Oyj - Class B	44,585
6,000	Mitsubishi Heavy Industries, Ltd.	34,552
13,000	Sumitomo Heavy Industries, Ltd.	51,243
15,561	Zardoya Otis S.A.	208,022
		1,010,386
Medical - Biomedical and Genetic — 1.8%
23,328	CSL, Ltd.	1,438,225
748	Novozymes A/S - Class B	25,376
		1,463,601
Medical - Drugs — 5.1%
9,500	Astellas Pharma, Inc.	510,731
9,886	Bayer A.G.	1,019,631
4,200	Dainippon Sumitomo Pharma Co., Ltd.	74,165
1,734	Grifols S.A.	64,285
3,593	Merck KGaA	542,028
422	Novartis A.G.	29,994
3,207	Novo Nordisk A/S - Class B	521,711
11,671	Orion Oyj - Class B	306,506
577	Roche Holding A.G.	134,370
4,160	Sanofi	422,659
23,600	Shionogi & Co., Ltd.	476,664
396	Shire PLC	12,056
		4,114,800
Medical - Hospitals — 0.5%
11,601	Ramsay Health Care, Ltd.	390,037
Medical Instruments — 0%
361	Getinge A.B. - Class B	11,028
300	Sysmex Corp.	18,232
		29,260
Medical Products — 1.3%
5,702	Cochlear, Ltd.	403,890
11,369	Coloplast A/S - Class B	611,851
		1,015,741
Metal - Aluminum — 0.1%
65,756	Alumina, Ltd.	75,974
Metal - Iron — 0.1%
22,640	Fortescue Metals Group, Ltd.	92,850
Multi-Line Insurance — 1.1%
14,865	Ageas	502,702
1,474	Baloise Holding A.G.	138,081
4,924	CNP Assurances	67,560
3,397	Sampo Oyj - Class A	130,619
961	Vienna Insurance Group A.G.	46,534
		885,496
Multimedia — 0%
508	Lagardere S.C.A.	18,703
Office Automation and Equipment — 0.2%
12,000	Ricoh Co., Ltd.	129,792
Oil Refining and Marketing — 0.4%
12,540	Caltex Australia, Ltd.	278,678
5,000	TonenGeneral Sekiyu K.K.	49,458
		328,136
Paper and Related Products — 0.1%
2,279	Svenska Cellulosa A.B. - Class B	58,775
Pipelines — 0.6%
82,108	APA Group	509,377
Property and Casualty Insurance — 1.3%
175,366	Insurance Australia Group, Ltd.	1,042,291
Publishing - Books — 0%
1,588	Reed Elsevier N.V.	27,202
Publishing - Periodicals — 0.2%
14,974	Reed Elsevier PLC	177,666
Real Estate Management/Services — 1.3%
2,600	Aeon Mall Co., Ltd.	79,116
85,963	IMMOFINANZ A.G.	325,580
41,863	Lend Lease Group	444,466
6,000	Mitsubishi Estate Co., Ltd.	168,997
		1,018,159
Real Estate Operating/Development — 4.6%
101,000	CapitaLand, Ltd.	287,524
2,000	Cheung Kong Holdings, Ltd.	29,527
71,000	Henderson Land Development Co., Ltd.	485,694
92,000	Hopewell Holdings, Ltd.	372,750
7,700	Hulic Co., Ltd.	63,158
13,000	Hysan Development Co., Ltd.	65,651
57,000	Keppel Land, Ltd.	181,113
12,000	Kerry Properties, Ltd.	53,257
4,000	Mitsui Fudosan Co., Ltd.	113,557
323,000	New World Development Co., Ltd.	546,774
4,000	Sumitomo Realty & Development Co., Ltd.	154,909
29,000	Sun Hung Kai Properties, Ltd.	390,786
60,200	Swire Properties, Ltd.	213,662
26,000	Tokyu Land Corp.	243,646
3,000	UOL Group, Ltd.	16,887
102,000	Wheelock & Co., Ltd.	543,357
		3,762,252
Recreational Vehicles — 0%
2,400	Yamaha Motor Co., Ltd.	32,282
Reinsurance — 0.5%
3,772	Hannover Rueckversicherung S.E.	295,829
502	Muenchener Rueckversicherungs A.G.	93,874
		389,703
REIT - Diversified — 0.8%
220,000	CapitaCommercial Trust	281,210
51,360	Dexus Property Group	55,599
57,331	Goodman Group	285,249
212	Klepierre	8,327
11,284	Stockland	42,871
		673,256
REIT - Shopping Centers — 0.6%
49	Japan Retail Fund Investment Corp.	121,302
14,655	Westfield Group	165,510
61,201	Westfield Retail Trust	192,386
		479,198
Retail - Apparel and Shoe — 0.4%
100	Fast Retailing Co., Ltd.	31,800
75	Inditex S.A.	9,939
4,193	Next PLC	278,115
		319,854
Retail - Jewelry — 0.4%
3,858	Cie Financiere Richemont S.A.	302,867
51	Swatch Group A.G.	29,665
305	Swatch Group A.G.	30,966
		363,498
Retail - Major Department Stores — 0.1%
199	PPR	43,717
Retail - Miscellaneous/Diversified — 0.8%
15,570	Wesfarmers, Ltd.	651,512
Rubber and Vinyl — 0.1%
2,000	JSR Corp.	40,799
Semiconductor Equipment — 0.1%
1,900	ASM Pacific Technology, Ltd.	20,879
1,177	ASML Holding N.V.	79,155
		100,034
Soap and Cleaning Preparations — 0%
410	Henkel A.G. & Co. KGaA	32,371
Steel - Producers — 0.4%
10,900	JFE Holdings, Inc.	209,036
97,000	Kobe Steel, Ltd.	113,366
		322,402
Storage and Warehousing — 0.1%
3,000	Mitsubishi Logistics Corp.	55,334
Sugar — 0.3%
5,931	Suedzucker A.G.	250,479
Telecommunication Services — 0.1%
79,000	HKT Trust / HKT, Ltd.	79,078
406	Ziggo N.V.	14,277
		93,355
Telephone - Integrated — 1.1%
182,609	Telstra Corp., Ltd.	857,248
Television — 0.2%
80,519	ITV PLC	158,288
Tools - Hand Held — 0.3%
6,400	Makita Corp.	283,553
Transactional Software — 0.1%
1,864	Amadeus IT Holding S.A. - Class A	50,350
Transportation - Marine — 0.4%
35,000	Mitsui O.S.K. Lines, Ltd.	114,906
69,000	Nippon Yusen K.K.	176,679
3,500	Orient Overseas International, Ltd.	23,650
		315,235
Transportation - Railroad — 0.4%
3,000	MTR Corp., Ltd.	11,923
44,000	Tokyu Corp.	324,904
		336,827
Transportation - Services — 0.7%
80,000	ComfortDelGro Corp., Ltd.	123,226
18,060	Deutsche Post A.G.	416,078
634	DSV A/S	15,333
		554,637
Venture Capital — 0.2%
31,552	3i Group PLC	151,471
Web Portals/Internet Service Providers — 0.1%
385	Iliad S.A.	81,889
Wireless Equipment — 0.1%
5,351	Nokia Oyj	17,311
3,553	Telefonaktiebolaget L.M. Ericsson - Class B	44,288
		61,599
Total Common Stock (cost $53,994,408)		58,285,308
Preferred Stock — 0.4%
Automotive - Cars and Light Trucks — 0.3%
737	Bayerische Motoren Werke A.G.	47,075
2,649	Porsche Automobil Holding S.E.	193,597
62	Volkswagen A.G.	12,317
		252,989
Television — 0.1%
1,373	ProSiebenSat.1 Media A.G.	49,010
Total Preferred Stock (cost $308,781)		301,999
Money Market — 27.9%
22,643,012	Janus Cash Liquidity Fund LLC, 0% (cost $22,643,012)	22,643,012
Total Investments (total cost $76,946,201) – 100%		$81,230,319

Summary of Investments by Country – (Long Positions) March 31, 2013 (unaudited)

Country	Value	% of Investment Securities
Australia	$10,560,879	13.0%
Austria	797,239	1.0%
Belgium	1,556,031	1.9%
Bermuda	159,151	0.2%
Cayman Islands	91,023	0.1%
Denmark	1,187,418	1.5%
Finland	756,557	0.9%
France	3,761,047	4.6%
Germany	4,166,230	5.1%
Greece	173,332	0.2%
Hong Kong	5,398,962	6.6%
Ireland	47,856	0.1%
Israel	1,010,731	1.2%
Italy	430,087	0.5%
Japan	12,213,517	15.0%
Jersey	230,288	0.3%
Netherlands	863,460	1.1%
New Zealand	563,051	0.7%
Portugal	204,649	0.3%
Singapore	1,355,863	1.7%
Spain	2,114,506	2.6%
Sweden	737,607	0.9%
Switzerland	3,294,339	4.1%
United Kingdom	6,913,484	8.5%
United States††	22,643,012	27.9%
Total	$81,230,319	100.0%

†† Includes all Cash Equivalents.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

*	Non-income producing security.

The following is a summary of inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2013 )	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Brewery	$534,109	$13,147	$-
Building Products - Cement and Aggregate	989,420	47,856	-
Medical - Biomedical and Genetic	1,438,225	25,376	-
Medical - Drugs	3,593,089	521,711	-
Medical Products	403,890	611,851	-
Transportation - Services	539,304	15,333	-
All Other	49,551,997	-	-

Preferred Stock	-	301,999	-

Money Market	-	22,643,012	-
Total Investments	$57,050,034	$24,180,285	$-
(a)	Includes fair value factors.

INTECH U.S. Core Fund

Schedule of Investments (unaudited)

Shares	Value
Common Stock — 99.1%
Aerospace and Defense — 0.3%
3,700	Northrop Grumman Corp.	$259,555
5,700	Raytheon Co.	335,103
7,000	Rockwell Collins, Inc.	441,840
		1,036,498
Agricultural Chemicals — 0.1%
2,900	Monsanto Co.	306,327
1,400	Mosaic Co.	83,454
		389,781
Airlines — 0.1%
13,800	Southwest Airlines Co.	186,024
Apparel Manufacturers — 0.1%
3,200	VF Corp.	536,800
Appliances — 0.8%
26,800	Whirlpool Corp.	3,174,728
Applications Software — 0.3%
12,500	Intuit, Inc.	820,625
4,900	Red Hat, Inc.*	247,744
600	Salesforce.com, Inc.*	107,298
		1,175,667
Automotive - Cars and Light Trucks — 0.3%
90,300	Ford Motor Co.	1,187,445
Automotive - Medium and Heavy Duty Trucks — 0%
2,600	PACCAR, Inc.	131,456
Automotive - Truck Parts and Equipment - Original — 0.2%
17,800	Delphi Automotive PLC	790,320
Beverages - Non-Alcoholic — 0.6%
16,200	Coca-Cola Co.	655,128
4,200	Coca-Cola Enterprises, Inc.	155,064
23,200	Dr. Pepper Snapple Group, Inc.	1,089,240
5,400	PepsiCo, Inc.	427,194
		2,326,626
Beverages - Wine and Spirits — 1.4%
11,600	Beam, Inc.	737,064
12,900	Brown-Forman Corp. - Class B	921,060
82,700	Constellation Brands, Inc. - Class A*	3,939,828
		5,597,952
Broadcast Services and Programming — 0.5%
6,000	Discovery Communications, Inc. - Class A*	472,440
22,300	Scripps Networks Interactive, Inc. - Class A	1,434,782
		1,907,222
Building - Residential and Commercial — 0.8%
21,900	D.R. Horton, Inc.	532,170
42,100	Lennar Corp. - Class A	1,746,308
37,100	PulteGroup, Inc.*	750,904
		3,029,382
Building Products - Cement and Aggregate — 0.1%
5,800	Vulcan Materials Co.	299,860
Building Products - Wood — 0%
8,100	Masco Corp.	164,025
Cable/Satellite Television — 4.6%
62,100	Cablevision Systems Corp. - Class A	929,016
259,600	Comcast Corp. - Class A	10,905,796
67,100	DIRECTV*	3,798,531
26,100	Time Warner Cable, Inc.	2,507,166
		18,140,509
Casino Hotels — 0.1%
3,400	Wynn Resorts, Ltd.	425,544
Cellular Telecommunications — 1.0%
79,600	MetroPCS Communications, Inc.*	867,640
484,300	Sprint Nextel Corp.*	3,007,503
		3,875,143
Chemicals - Diversified — 1.6%
22,400	FMC Corp.	1,277,472
19,800	LyondellBasell Industries N.V. - Class A	1,253,142
26,500	PPG Industries, Inc.	3,549,410
		6,080,024
Chemicals - Specialty — 0.8%
34,100	Eastman Chemical Co.	2,382,567
4,100	Ecolab, Inc.	328,738
7,000	International Flavors & Fragrances, Inc.	536,690
		3,247,995
Coal — 0.2%
3,900	CONSOL Energy, Inc.	131,235
29,600	Peabody Energy Corp.	626,040
		757,275
Coatings and Paint Products — 2.0%
47,100	Sherwin-Williams Co.	7,954,719
Commercial Banks — 1.1%
77,100	BB&T Corp.	2,420,169
6,600	First Horizon National Corp.	70,488
11,400	M&T Bank Corp.	1,176,024
92,200	Regions Financial Corp.	755,118
		4,421,799
Commercial Services — 0.2%
15,100	Iron Mountain, Inc.	548,281
12,700	Quanta Services, Inc.*	362,966
		911,247
Commercial Services - Finance — 1.4%
40,000	Equifax, Inc.	2,303,600
10,800	H&R Block, Inc.	317,736
700	MasterCard, Inc. - Class A	378,791
37,000	Moody's Corp.	1,972,840
9,700	Paychex, Inc.	340,179
		5,313,146
Computer Services — 2.0%
17,900	Accenture PLC - Class A (U.S. Shares)	1,359,863
14,900	Cognizant Technology Solutions Corp. - Class A*	1,141,489
29,700	Computer Sciences Corp.	1,462,131
17,300	International Business Machines Corp.	3,690,090
		7,653,573
Computer Software — 0%
2,300	Akamai Technologies, Inc.*	81,167
Computers — 2.7%
23,800	Apple, Inc.	10,534,594
11,000	Dell, Inc.	157,630
		10,692,224
Computers - Memory Devices — 0.4%
3,400	EMC Corp.*	81,226
1,300	SanDisk Corp.*	71,500
4,900	Seagate Technology PLC	179,144
23,700	Western Digital Corp.	1,191,636
		1,523,506
Consumer Products - Miscellaneous — 0.2%
9,300	Kimberly-Clark Corp.	911,214
Containers - Paper and Plastic — 0.1%
6,500	Bemis Co., Inc.	262,340
Cosmetics and Toiletries — 0.5%
7,800	Colgate-Palmolive Co.	920,634
9,800	Estee Lauder Cos., Inc. - Class A	627,494
6,900	Procter & Gamble Co.	531,714
		2,079,842
Cruise Lines — 0.2%
18,200	Carnival Corp. (U.S. Shares)	624,260
Data Processing and Management — 0.8%
18,400	Dun & Bradstreet Corp.	1,539,160
38,000	Fidelity National Information Services, Inc.	1,505,560
1,000	Fiserv, Inc.*	87,830
		3,132,550
Dialysis Centers — 0.5%
18,000	DaVita HealthCare Partners, Inc.*	2,134,620
Distribution/Wholesale — 2.2%
62,000	Fastenal Co.	3,183,700
11,800	Genuine Parts Co.	920,400
20,400	W.W. Grainger, Inc.	4,589,592
		8,693,692
Diversified Banking Institutions — 0.9%
73,300	Bank of America Corp.	892,794
22,400	Citigroup, Inc.	990,976
4,600	Goldman Sachs Group, Inc.	676,890
12,426	JPMorgan Chase & Co.	589,738
22,500	Morgan Stanley	494,550
		3,644,948
Diversified Operations — 1.7%
3,700	Dover Corp.	269,656
28,683	Eaton Corp. PLC	1,756,834
39,500	General Electric Co.	913,240
6,300	Illinois Tool Works, Inc.	383,922
7,200	Ingersoll-Rand PLC	396,072
43,000	Leggett & Platt, Inc.	1,452,540
55,500	Textron, Inc.	1,654,455
		6,826,719
E-Commerce/Products — 0.8%
1,800	Amazon.com, Inc.*	479,682
49,700	eBay, Inc.*	2,694,734
		3,174,416
E-Commerce/Services — 0.6%
37,800	Expedia, Inc.	2,268,378
100	priceline.com, Inc.*	68,793
		2,337,171
Electric - Integrated — 3.1%
4,300	American Electric Power Co., Inc.	209,109
37,400	CMS Energy Corp.	1,044,956
2,400	Consolidated Edison, Inc.	146,472
23,500	Dominion Resources, Inc.	1,367,230
4,100	DTE Energy Co.	280,194
55,412	Duke Energy Corp.	4,022,357
14,200	NextEra Energy, Inc.	1,103,056
33,400	Pinnacle West Capital Corp.	1,933,526
3,800	SCANA Corp.	194,408
5,700	Southern Co.	267,444
5,000	TECO Energy, Inc.	89,100
33,000	Wisconsin Energy Corp.	1,415,370
		12,073,222
Electric Products – Miscellaneous — 0.1%
3,500	Emerson Electric Co.	195,545
7,600	Molex, Inc.	222,528
		418,073
Electronic Components – Semiconductors — 0.3%
15,900	First Solar, Inc.*	428,664
57,300	LSI Corp.*	388,494
2,100	Microchip Technology, Inc.	77,196
8,700	Micron Technology, Inc.*	86,826
		981,180
Electronic Connectors — 0.3%
15,300	Amphenol Corp. - Class A	1,142,145
Electronic Forms — 0.1%
7,500	Adobe Systems, Inc.*	326,325
Electronics - Military — 0%
2,100	L-3 Communications Holdings, Inc.	169,932
Engineering - Research and Development Services — 0%
1,800	Fluor Corp.	119,394
Enterprise Software/Services — 0.9%
112,400	CA, Inc.	2,829,108
15,000	Oracle Corp.	485,100
		3,314,208
Entertainment Software — 0.1%
30,800	Electronic Arts, Inc.*	545,160
Fiduciary Banks — 0.1%
6,200	Bank of New York Mellon Corp.	173,538
3,300	State Street Corp.	194,997
		368,535
Filtration and Separations Products — 0.2%
13,100	Pall Corp.	895,647
Finance - Consumer Loans — 0%
7,200	SLM Corp.	147,456
Finance - Credit Card — 1.5%
94,500	Discover Financial Services	4,237,380
10,000	Visa, Inc. - Class A	1,698,400
		5,935,780
Finance - Other Services — 0%
3,700	NYSE Euronext	142,968
Food - Confectionary — 0.7%
21,200	Hershey Co.	1,855,636
10,300	J.M. Smucker Co.	1,021,348
		2,876,984
Food - Meat Products — 0.2%
9,500	Hormel Foods Corp.	392,540
8,000	Tyson Foods, Inc. - Class A	198,560
		591,100
Food - Miscellaneous/Diversified — 1.6%
6,300	Campbell Soup Co.	285,768
24,200	ConAgra Foods, Inc.	866,602
10,900	H.J. Heinz Co.	787,743
4,600	Kellogg Co.	296,378
4,866	Kraft Foods Group, Inc.	250,745
49,700	McCormick & Co., Inc.	3,655,435
10,000	Mondelez International, Inc. - Class A	306,100
		6,448,771
Food - Retail — 0.2%
15,600	Kroger Co.	516,984
5,000	Whole Foods Market, Inc.	433,750
		950,734
Gas - Distribution — 1.2%
45,300	NiSource, Inc.	1,329,102
42,400	Sempra Energy	3,389,456
		4,718,558
Home Decoration Products — 0.6%
83,500	Newell Rubbermaid, Inc.	2,179,350
Hotels and Motels — 1.9%
39,500	Marriott International, Inc. - Class A	1,668,085
86,700	Wyndham Worldwide Corp.	5,590,416
		7,258,501
Human Resources — 0%
3,900	Robert Half International, Inc.	146,367
Independent Power Producer — 0.4%
65,300	NRG Energy, Inc.	1,729,797
Industrial Automation and Robotics — 0.1%
5,200	Rockwell Automation, Inc.	449,020
Instruments - Scientific — 0.6%
55,500	PerkinElmer, Inc.	1,867,020
4,500	Thermo Fisher Scientific, Inc.	344,205
		2,211,225
Insurance Brokers — 0.4%
25,300	Aon PLC	1,555,950
4,700	Marsh & McLennan Cos., Inc.	178,459
		1,734,409
Internet Security — 0.2%
26,600	Symantec Corp.*	656,488
Investment Management and Advisory Services — 0.7%
10,000	Ameriprise Financial, Inc.	736,500
3,100	BlackRock, Inc.	796,328
3,400	Franklin Resources, Inc.	512,754
21,100	Invesco, Ltd.	611,056
		2,656,638
Life and Health Insurance — 0.9%
42,200	AFLAC, Inc.	2,195,244
3,600	Lincoln National Corp.	117,396
18,500	Torchmark Corp.	1,106,300
		3,418,940
Linen Supply & Related Items — 0.4%
36,300	Cintas Corp.	1,601,919
Machinery - Construction and Mining — 0%
1,900	Joy Global, Inc.	113,088
Machinery - Farm — 0%
1,900	Deere & Co.	163,362
Machinery - General Industrial — 0.3%
7,600	Roper Industries, Inc.	967,556
Machinery - Pumps — 0.5%
11,800	Flowserve Corp.	1,978,978
Medical - Biomedical and Genetic — 2.8%
13,800	Alexion Pharmaceuticals, Inc.*	1,271,532
38,400	Amgen, Inc.	3,936,384
19,100	Biogen Idec, Inc.*	3,684,581
2,300	Celgene Corp.*	266,593
29,400	Gilead Sciences, Inc.*	1,438,542
6,100	Life Technologies Corp.*	394,243
		10,991,875
Medical - Drugs — 2.1%
10,300	Abbott Laboratories	363,796
10,300	AbbVie, Inc.	420,034
76,300	Bristol-Myers Squibb Co.	3,142,797
32,800	Eli Lilly & Co.	1,862,712
50,386	Merck & Co., Inc.	2,228,573
2,900	Pfizer, Inc.	83,694
		8,101,606
Medical - Generic Drugs — 1.2%
31,900	Actavis, Inc.*	2,938,309
62,400	Mylan, Inc.*	1,805,856
		4,744,165
Medical - HMO — 0.9%
12,100	Cigna Corp.	754,677
51,900	Coventry Health Care, Inc.	2,440,857
1,900	WellPoint, Inc.	125,837
		3,321,371
Medical - Hospitals — 0.2%
15,300	Tenet Healthcare Corp.*	727,974
Medical - Wholesale Drug Distributors — 0.2%
3,100	AmerisourceBergen Corp.	159,495
7,100	McKesson Corp.	766,516
		926,011
Medical Instruments — 0.5%
1,900	Edwards Lifesciences Corp.*	156,104
3,300	Intuitive Surgical, Inc.*	1,620,927
2,900	Medtronic, Inc.	136,184
3,100	St. Jude Medical, Inc.	125,364
		2,038,579
Medical Products — 0.3%
9,500	Baxter International, Inc.	690,080
5,500	Varian Medical Systems, Inc.*	396,000
		1,086,080
Metal - Copper — 0%
2,300	Freeport-McMoRan Copper & Gold, Inc.	76,130
Multi-Line Insurance — 3.5%
134,600	Allstate Corp.	6,604,822
3,000	American International Group, Inc.*	116,460
96,900	Cincinnati Financial Corp.	4,572,711
50,700	Hartford Financial Services Group, Inc.	1,308,060
34,500	XL Group PLC	1,045,350
		13,647,403
Multimedia — 3.3%
124,400	News Corp. - Class A	3,796,688
75,300	Time Warner, Inc.	4,338,786
82,100	Walt Disney Co.	4,663,280
		12,798,754
Non-Hazardous Waste Disposal — 0%
2,500	Waste Management, Inc.	98,025
Office Supplies and Forms — 0.1%
5,600	Avery Dennison Corp.	241,192
Oil - Field Services — 0.3%
6,600	Baker Hughes, Inc.	306,306
9,600	Halliburton Co.	387,936
7,947	Schlumberger, Ltd. (U.S. Shares)	595,151
		1,289,393
Oil and Gas Drilling — 0.2%
9,200	Ensco PLC - Class A	552,000
4,600	Helmerich & Payne, Inc.	279,220
3,300	Noble Corp.	125,895
		957,115
Oil Companies - Exploration and Production — 1.1%
1,600	Anadarko Petroleum Corp.	139,920
19,800	Cabot Oil & Gas Corp.	1,338,678
4,300	EOG Resources, Inc.	550,701
10,500	EQT Corp.	711,375
2,600	Noble Energy, Inc.	300,716
5,900	Pioneer Natural Resources Co.	733,075
5,600	QEP Resources, Inc.	178,304
1,300	Range Resources Corp.	105,352
11,600	Southwestern Energy Co.*	432,216
		4,490,337
Oil Companies - Integrated — 2.1%
11,430	Chevron Corp.	1,358,113
6,500	ConocoPhillips	390,650
48,700	Exxon Mobil Corp.	4,388,357
20,900	Marathon Oil Corp.	704,748
13,400	Murphy Oil Corp.	853,982
7,200	Phillips 66	503,784
		8,199,634
Oil Field Machinery and Equipment — 0.1%
500	Cameron International Corp.*	32,600
6,900	National Oilwell Varco, Inc.	488,175
		520,775
Oil Refining and Marketing — 2.4%
28,300	Marathon Petroleum Corp.	2,535,680
67,700	Tesoro Corp.	3,963,835
63,600	Valero Energy Corp.	2,893,164
		9,392,679
Paper and Related Products — 0.1%
6,900	International Paper Co.	321,402
Pipelines — 2.2%
18,186	Kinder Morgan, Inc.	703,434
63,900	ONEOK, Inc.	3,046,113
28,800	Spectra Energy Corp.	885,600
103,600	Williams Cos., Inc.	3,880,856
		8,516,003
Property and Casualty Insurance — 0.4%
4,700	Progressive Corp.	118,769
16,600	Travelers Cos., Inc.	1,397,554
		1,516,323
Publishing - Books — 0.6%
42,400	McGraw-Hill Cos., Inc.	2,208,192
Publishing - Newspapers — 0.5%
90,400	Gannett Co., Inc.	1,977,048
REIT - Diversified — 1.3%
13,300	American Tower Corp.	1,023,036
123,600	Weyerhaeuser Co.	3,878,568
		4,901,604
REIT - Health Care — 0.4%
15,700	HCP, Inc.	782,802
12,600	Ventas, Inc.	922,320
		1,705,122
REIT - Regional Malls — 0.4%
9,000	Simon Property Group, Inc.	1,427,040
REIT - Storage — 0.4%
9,100	Public Storage	1,386,112
Retail - Apparel and Shoe — 3.0%
6,400	Abercrombie & Fitch Co. - Class A	295,680
105,100	Gap, Inc.	3,720,540
5,100	Limited Brands, Inc.*	227,766
2,100	PVH Corp.	224,301
100,200	Ross Stores, Inc.	6,074,124
33,600	Urban Outfitters, Inc.*	1,301,664
		11,844,075
Retail - Auto Parts — 0.2%
1,700	AutoZone, Inc.*	674,509
2,700	O'Reilly Automotive, Inc.*	276,885
		951,394
Retail - Automobile — 0.2%
15,000	CarMax, Inc.*	625,500
Retail - Building Products — 4.4%
198,500	Home Depot, Inc.	13,851,330
89,400	Lowe's Cos., Inc.	3,390,048
		17,241,378
Retail - Computer Equipment — 0.2%
27,900	GameStop Corp. - Class A	780,363
Retail - Discount — 0.9%
2,700	Costco Wholesale Corp.	286,497
43,300	Wal-Mart Stores, Inc.	3,240,139
		3,526,636
Retail - Major Department Stores — 3.1%
20,900	J.C. Penney Co., Inc.*	315,799
250,700	TJX Cos., Inc.	11,720,225
		12,036,024
Retail - Pet Food and Supplies — 0.3%
21,500	PetSmart, Inc.	1,335,150
Retail - Regional Department Stores — 0.2%
20,900	Macy's, Inc.	874,456
Retail - Restaurants — 0.5%
3,100	McDonald's Corp.	309,039
7,800	Starbucks Corp.	444,288
17,500	Yum! Brands, Inc.	1,258,950
		2,012,277
Savings/Loan/Thrifts — 0.2%
106,600	Hudson City Bancorp, Inc.	921,024
Security Services — 0.5%
35,700	ADT Corp.	1,747,158
Steel - Producers — 0.1%
7,400	Nucor Corp.	341,510
Super-Regional Banks — 0.5%
22,000	SunTrust Banks, Inc.	633,820
11,300	U.S. Bancorp	383,409
27,980	Wells Fargo & Co.	1,034,980
		2,052,209
Telecommunication Equipment — 0.3%
17,200	Harris Corp.	797,048
23,800	Juniper Networks, Inc.*	441,252
		1,238,300
Telephone - Integrated — 1.4%
81,458	AT&T, Inc.	2,988,694
29,985	CenturyLink, Inc.	1,053,373
116,800	Frontier Communications Corp.	464,864
18,100	Verizon Communications, Inc.	889,615
		5,396,546
Television — 0.2%
14,000	CBS Corp. - Class B	653,660
Tobacco — 1.6%
58,200	Altria Group, Inc.	2,001,498
31,200	Philip Morris International, Inc.	2,892,552
32,000	Reynolds American, Inc.	1,423,680
		6,317,730
Tools - Hand Held — 0.6%
28,600	Snap-on, Inc.	2,365,220
Transportation - Railroad — 0.2%
4,100	Union Pacific Corp.	583,881
Transportation - Services — 0.3%
1,700	C.H. Robinson Worldwide, Inc.	101,082
4,700	FedEx Corp.	461,540
12,200	Ryder System, Inc.	728,950
		1,291,572
Web Portals/Internet Service Providers — 1.6%
7,000	Google, Inc. - Class A*	5,558,210
25,100	Yahoo!, Inc.*	590,603
		6,148,813
Wireless Equipment — 1.2%
64,200	Crown Castle International Corp.*	4,470,888
4,400	Motorola Solutions, Inc.	281,732
		4,752,620
Total Common Stock (cost $305,402,802)		388,910,679
Money Market — 0.9%
3,371,378	Janus Cash Liquidity Fund LLC, 0% (cost $3,371,378)	3,371,378
Total Investments (total cost $308,774,180) – 100%		$392,282,057

Summary of Investments by Country – (Long Positions)

March 31, 2013 (unaudited)

Country	Value	% of Investment Securities
Bermuda	$611,056	0.2%
Curacao	595,151	0.2%
Ireland	4,737,263	1.2%
Jersey	790,320	0.2%
Netherlands	1,253,142	0.3%
Panama	624,260	0.2%
Switzerland	125,895	0.0%
United Kingdom	2,107,950	0.5%
United States††	381,437,020	97.2%
Total	$392,282,057	100.0%

†† Includes Cash Equivalents of 0.9%.

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company

REIT	Real Estate Investment Trust

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2013 )	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock	$388,910,679	$--	$--

Money Market	--	3,371,378	--
Total Investments in Securities	$388,910,679	$3,371,378	$--

INTECH U.S. Growth Fund

Schedule of Investments (unaudited)

Shares	Value
Common Stock — 100.0%
Advertising Agencies — 0.1%
3,000	Omnicom Group, Inc.	$176,700
Advertising Sales — 0.4%
21,100	Lamar Advertising Co. - Class A*	1,025,671
Aerospace and Defense — 1.5%
10,000	Lockheed Martin Corp.	965,200
12,900	Rockwell Collins, Inc.	814,248
15,700	TransDigm Group, Inc.	2,400,844
		4,180,292
Aerospace and Defense – Equipment — 0.7%
14,900	B/E Aerospace, Inc.*	898,321
2,900	Triumph Group, Inc.	227,650
8,600	United Technologies Corp.	803,498
		1,929,469
Agricultural Chemicals — 0.5%
1,300	CF Industries Holdings, Inc.	247,481
10,600	Monsanto Co.	1,119,678
		1,367,159
Airlines — 0.6%
6,500	Copa Holdings S.A. - Class A	777,465
9,700	Delta Air Lines, Inc.*	160,147
22,400	Southwest Airlines Co.	301,952
7,900	United Continental Holdings, Inc.*	252,879
		1,492,443
Apparel Manufacturers — 0.2%
2,500	Carter's, Inc.*	143,175
8,400	Hanesbrands, Inc.	382,704
1,200	Under Armour, Inc. - Class A*	61,440
400	VF Corp.	67,100
		654,419
Applications Software — 0.9%
6,000	Compuware Corp.*	75,000
55,100	Microsoft Corp.	1,576,411
5,900	NetSuite, Inc.*	472,354
1,400	Salesforce.com, Inc.*	250,362
		2,374,127
Athletic Footwear — 0.1%
5,100	NIKE, Inc. - Class B	300,951
Automotive - Cars and Light Trucks — 0.1%
9,900	Tesla Motors, Inc.*	375,111
Automotive - Medium and Heavy Duty Trucks — 0.1%
7,400	PACCAR, Inc.	374,144
Automotive - Truck Parts and Equipment - Original — 0.5%
25,500	Delphi Automotive PLC	1,132,200
1,700	Visteon Corp.*	98,090
2,200	WABCO Holdings, Inc.*	155,298
		1,385,588
Beverages - Non-Alcoholic — 1.4%
37,500	Coca-Cola Co.	1,516,500
18,400	Coca-Cola Enterprises, Inc.	679,328
20,100	Dr. Pepper Snapple Group, Inc.	943,695
7,700	PepsiCo, Inc.	609,147
		3,748,670
Beverages - Wine and Spirits — 0.4%
13,200	Brown-Forman Corp. - Class B	942,480
Broadcast Services and Programming — 0.4%
6,900	Discovery Communications, Inc. - Class A*	543,306
9,300	Scripps Networks Interactive, Inc. - Class A	598,362
2,200	Starz - Liberty Capital*	48,730
		1,190,398
Building - Heavy Construction — 0.1%
3,300	Chicago Bridge & Iron Co. N.V.	204,930
Building - Mobile Home and Manufactured Homes — 0%
1,600	Thor Industries, Inc.	58,864
Building - Residential and Commercial — 0.4%
3,900	D.R. Horton, Inc.	94,770
1,000	NVR, Inc.*	1,080,110
		1,174,880
Building and Construction Products - Miscellaneous — 0.2%
13,300	Fortune Brands Home & Security, Inc.*	497,819
Building Products - Air and Heating — 0.2%
8,200	Lennox International, Inc.	520,618
Building Products - Cement and Aggregate — 0.1%
3,800	Martin Marietta Materials, Inc.	387,676
Building Products - Wood — 0.5%
60,800	Masco Corp.	1,231,200
Cable/Satellite Television — 3.5%
7,100	Charter Communications, Inc. - Class A*	739,678
98,300	Comcast Corp. - Class A	4,129,583
11,000	DIRECTV*	622,710
14,500	DISH Network Corp. - Class A	549,550
17,400	Liberty Global, Inc. - Class A*	1,277,160
22,200	Time Warner Cable, Inc.	2,132,532
		9,451,213
Casino Hotels — 0.7%
9,800	Las Vegas Sands Corp.	552,230
9,600	Wynn Resorts, Ltd.	1,201,536
		1,753,766
Casino Services — 0.2%
29,400	International Game Technology	485,100
Chemicals - Diversified — 0.9%
6,000	Celanese Corp.	264,300
12,900	FMC Corp.	735,687
11,100	LyondellBasell Industries N.V. - Class A	702,519
3,700	PPG Industries, Inc.	495,578
1,200	Westlake Chemical Corp.	112,200
		2,310,284
Chemicals - Specialty — 1.5%
2,000	Albemarle Corp.	125,040
9,752	Eastman Chemical Co.	681,372
11,014	Ecolab, Inc.	883,103
3,700	International Flavors & Fragrances, Inc.	283,679
4,300	NewMarket Corp.	1,119,548
1,400	Sigma-Aldrich Corp.	108,752
12,200	WR Grace & Co.*	945,622
		4,147,116
Coatings and Paint Products — 2.3%
12,900	RPM International, Inc.	407,382
29,600	Sherwin-Williams Co.	4,999,144
12,600	Valspar Corp.	784,350
		6,190,876
Coffee — 0.1%
3,100	Green Mountain Coffee Roasters, Inc.*	175,956
Commercial Banks — 0%
600	Signature Bank*	47,256
Commercial Services — 0.1%
9,957	Iron Mountain, Inc.	361,539
Commercial Services - Finance — 4.9%
15,400	Alliance Data Systems Corp.*	2,493,106
27,900	Automatic Data Processing, Inc.	1,814,058
7,500	Equifax, Inc.	431,925
14,600	FleetCor Technologies, Inc.*	1,119,382
6,700	Global Payments, Inc.	332,722
61,100	H&R Block, Inc.	1,797,562
21,100	Lender Processing Services, Inc.	537,206
1,300	MasterCard, Inc. - Class A	703,469
27,700	Moody's Corp.	1,476,964
8,200	Morningstar, Inc.	573,344
41,600	Paychex, Inc.	1,458,912
12,300	SEI Investments Co.	354,855
6,600	Western Union Co.	99,264
		13,192,769
Communications Software — 0%
1,400	SolarWinds, Inc.*	82,740
Computer Aided Design — 0.2%
10,500	Autodesk, Inc.*	433,020
Computer Services — 3.4%
29,100	Accenture PLC - Class A (U.S. Shares)	2,210,727
5,600	Cognizant Technology Solutions Corp. - Class A*	429,016
1,400	DST Systems, Inc.	99,778
2,100	IHS, Inc. - Class A*	219,912
28,800	International Business Machines Corp.	6,143,040
		9,102,473
Computers — 3.5%
21,500	Apple, Inc.	9,516,545
Computers - Integrated Systems — 0.3%
13,600	Jack Henry & Associates, Inc.	628,456
7,100	NCR Corp.*	195,676
		824,132
Computers – Peripheral Equipment — 0.1%
3,600	Stratasys, Ltd.*	267,192
Consulting Services — 0.2%
3,600	Gartner, Inc.*	195,876
6,100	Genpact, Ltd.	110,959
5,200	Verisk Analytics, Inc. - Class A*	320,476
		627,311
Consumer Products - Miscellaneous — 1.0%
900	Clorox Co.	79,677
9,200	Jarden Corp.*	394,220
18,300	Kimberly-Clark Corp.	1,793,034
2,500	Scotts Miracle-Gro Co. - Class A	108,100
4,000	Tupperware Brands Corp.	326,960
		2,701,991
Containers - Metal and Glass — 0.5%
23,900	Ball Corp.	1,137,162
3,700	Crown Holdings, Inc.*	153,957
		1,291,119
Containers - Paper and Plastic — 0.6%
34,200	Packaging Corp. of America	1,534,554
Cosmetics and Toiletries — 0.9%
15,200	Colgate-Palmolive Co.	1,794,056
900	Estee Lauder Cos., Inc. - Class A	57,627
9,034	Procter & Gamble Co.	696,160
		2,547,843
Data Processing and Management — 0.5%
11,900	Broadridge Financial Solutions, Inc.	295,596
4,800	Dun & Bradstreet Corp.	401,520
5,900	Fiserv, Inc.*	518,197
		1,215,313
Decision Support Software — 0.1%
6,700	MSCI, Inc.*	227,331
Dental Supplies and Equipment — 0.2%
5,600	DENTSPLY International, Inc.	237,552
5,500	Patterson Cos., Inc.	209,220
		446,772
Diagnostic Kits — 0.1%
3,100	IDEXX Laboratories, Inc.*	286,409
Dialysis Centers — 0.4%
8,800	DaVita HealthCare Partners, Inc.*	1,043,592
Disposable Medical Products — 0%
1,200	C.R. Bard, Inc.	120,936
Distribution/Wholesale — 0.6%
8,900	Fastenal Co.	457,015
1,200	Fossil, Inc.*	115,920
53,700	LKQ Corp.*	1,168,512
		1,741,447
Diversified Operations — 1.9%
14,700	3M Co.	1,562,757
1,500	Carlisle Cos., Inc.	101,685
5,400	Colfax Corp.*	251,316
2,000	Danaher Corp.	124,300
5,100	Eaton Corp. PLC	312,375
18,000	Illinois Tool Works, Inc.	1,096,920
22,300	Ingersoll-Rand PLC	1,226,723
6,800	ITT Corp.	193,324
10,300	Leucadia National Corp.	282,529
1,000	Parker Hannifin Corp.	91,580
		5,243,509
E-Commerce/Products — 1.1%
2,500	Amazon.com, Inc.*	666,225
35,100	eBay, Inc.*	1,903,122
1,900	Netflix, Inc.*	359,879
		2,929,226
E-Commerce/Services — 0.9%
17,350	Expedia, Inc.	1,041,173
37,500	Liberty Interactive Corp. - Class A*	801,750
1,700	Liberty Ventures	128,486
500	priceline.com, Inc.*	343,965
3,000	TripAdvisor, Inc.	157,560
		2,472,934
Electric Products – Miscellaneous — 0.4%
17,650	AMETEK, Inc.	765,304
7,000	Emerson Electric Co.	391,090
		1,156,394
Electric – Transmission — 0.2%
5,100	ITC Holdings Corp.	455,226
Electronic Components - Miscellaneous — 0.1%
11,900	Gentex Corp.	238,119
Electronic Components – Semiconductors — 0.3%
2,800	Avago Technologies, Ltd.	100,576
10,700	Intel Corp.	233,795
5,500	Rovi Corp.*	117,755
4,100	Texas Instruments, Inc.	145,468
5,900	Xilinx, Inc.	225,203
		822,797
Electronic Connectors — 0.1%
2,900	Amphenol Corp. - Class A	216,485
Electronic Design Automation — 0.3%
62,700	Cadence Design Systems, Inc.*	873,411
1,900	Synopsys, Inc.*	68,172
		941,583
Electronic Forms — 0.2%
11,900	Adobe Systems, Inc.*	517,769
Electronic Measuring Instruments — 0.4%
8,100	Agilent Technologies, Inc.	339,957
8,700	FLIR Systems, Inc.	226,287
17,600	Trimble Navigation, Ltd.*	527,296
		1,093,540
Engineering - Research and Development Services — 0.3%
10,800	Fluor Corp.	716,364
Engines - Internal Combustion — 0.1%
1,900	Cummins, Inc.	220,039
Enterprise Software/Services — 0.5%
5,200	Concur Technologies, Inc.*	357,032
34,000	Oracle Corp.	1,099,560
		1,456,592
Filtration and Separations Products — 0.4%
6,500	Pall Corp.	444,405
12,400	Polypore International, Inc.*	498,232
		942,637
Finance - Credit Card — 1.3%
2,600	American Express Co.	175,396
19,600	Visa, Inc. - Class A	3,328,864
		3,504,260
Finance - Investment Bankers/Brokers — 0.2%
14,900	Lazard, Ltd. - Class A	508,537
Finance - Other Services — 0.3%
23,100	CBOE Holdings, Inc.	853,314
Food - Baking — 0.1%
6,900	Flowers Foods, Inc.	227,286
Food - Confectionary — 0.2%
7,200	Hershey Co.	630,216
Food - Meat Products — 0.2%
9,400	Hillshire Brands Co.	330,410
6,900	Hormel Foods Corp.	285,108
		615,518
Food - Miscellaneous/Diversified — 2.1%
9,600	Campbell Soup Co.	435,456
5,300	General Mills, Inc.	261,343
12,000	H.J. Heinz Co.	867,240
7,100	Ingredion, Inc.	513,472
7,300	Kellogg Co.	470,339
14,400	Kraft Foods Group, Inc.	742,032
31,000	McCormick & Co., Inc.	2,280,050
6,300	Mondelez International, Inc. - Class A	192,843
		5,762,775
Food - Retail — 0.3%
16,000	Kroger Co.	530,240
9,200	Safeway, Inc.	242,420
		772,660
Food - Wholesale/Distribution — 0.3%
19,600	Sysco Corp.	689,332
Garden Products — 0.2%
11,400	Toro Co.	524,856
Gas - Transportation — 0%
5,100	Questar Corp.	124,083
Gold Mining — 0.5%
39,700	Allied Nevada Gold Corp.*	653,462
10,300	Royal Gold, Inc.	731,609
		1,385,071
Hazardous Waste Disposal — 0.1%
1,600	Stericycle, Inc.*	169,888
Hotels and Motels — 0.2%
5,600	Marriott International, Inc. - Class A	236,488
3,100	Starwood Hotels & Resorts Worldwide, Inc.	197,563
2,100	Wyndham Worldwide Corp.	135,408
		569,459
Human Resources — 0.2%
12,400	Robert Half International, Inc.	465,372
Industrial Automation and Robotics — 0.2%
2,700	Nordson Corp.	178,065
4,900	Rockwell Automation, Inc.	423,115
		601,180
Industrial Gases — 0.1%
1,100	Airgas, Inc.	109,076
2,000	Praxair, Inc.	223,080
		332,156
Instruments - Controls — 0.5%
3,800	Honeywell International, Inc.	286,330
4,500	Mettler-Toledo International, Inc.*	959,490
		1,245,820
Instruments - Scientific — 0.1%
3,200	Waters Corp.*	300,512
Insurance Brokers — 0.5%
7,600	Aon PLC	467,400
3,200	Erie Indemnity Co. - Class A	241,696
18,200	Marsh & McLennan Cos., Inc.	691,054
		1,400,150
Internet Infrastructure Software — 0.1%
2,500	F5 Networks, Inc.*	222,700
Internet Media — 0.2%
18,100	Facebook, Inc. - Class A*	462,998
Internet Security — 0.1%
7,200	Symantec Corp.*	177,696
2,700	VeriSign, Inc.	127,656
		305,352
Investment Management and Advisory Services — 1.3%
6,700	Affiliated Managers Group, Inc.*	1,028,919
2,700	BlackRock, Inc.	693,576
15,800	Eaton Vance Corp.	660,914
3,900	Franklin Resources, Inc.	588,159
2,900	T. Rowe Price Group, Inc.	217,123
8,600	Waddell & Reed Financial, Inc. - Class A	376,508
		3,565,199
Linen Supply & Related Items — 0.1%
7,600	Cintas Corp.	335,388
Machine Tools and Related Products — 0.1%
5,000	Lincoln Electric Holdings, Inc.	270,900
Machinery - Construction and Mining — 0.2%
1,600	Caterpillar, Inc.	139,152
6,700	Joy Global, Inc.	398,784
		537,936
Machinery - Farm — 0.2%
6,400	Deere & Co.	550,272
Machinery - General Industrial — 1.0%
12,400	Babcock & Wilcox Co.	352,284
6,600	IDEX Corp.	352,572
18,700	Manitowoc Co., Inc.	384,472
8,200	Roper Industries, Inc.	1,043,942
2,300	Wabtec Corp.	234,853
5,600	Zebra Technologies Corp. - Class A*	263,928
		2,632,051
Machinery - Pumps — 0.7%
10,100	Flowserve Corp.	1,693,871
1,200	Graco, Inc.	69,636
5,600	Xylem, Inc.	154,336
		1,917,843
Medical - Biomedical and Genetic — 5.6%
8,500	Alexion Pharmaceuticals, Inc.*	783,190
34,700	Amgen, Inc.	3,557,097
120,300	Ariad Pharmaceuticals, Inc.*	2,176,227
8,400	Biogen Idec, Inc.*	1,620,444
7,100	Celgene Corp.*	822,961
15,400	Charles River Laboratories International, Inc.*	681,758
29,600	Gilead Sciences, Inc.*	1,448,328
20,600	Illumina, Inc.*	1,112,400
7,100	Life Technologies Corp.*	458,873
6,900	Regeneron Pharmaceuticals, Inc.*	1,217,160
19,900	United Therapeutics Corp.*	1,211,313
		15,089,751
Medical - Drugs — 2.0%
38,200	Abbott Laboratories	1,349,224
30,600	AbbVie, Inc.	1,247,868
24,600	Bristol-Myers Squibb Co.	1,013,274
22,600	Eli Lilly & Co.	1,283,454
4,000	Johnson & Johnson	326,120
1,400	Medivation, Inc.*	65,478
		5,285,418
Medical - Generic Drugs — 1.0%
8,700	Actavis, Inc.*	801,357
55,100	Mylan, Inc.*	1,594,594
3,300	Perrigo Co.	391,809
		2,787,760
Medical - Hospitals — 0.4%
20,200	HCA Holdings, Inc.	820,726
1,600	Tenet Healthcare Corp.*	76,128
1,400	Universal Health Services, Inc. - Class B	89,418
		986,272
Medical - Wholesale Drug Distributors — 0.1%
2,000	AmerisourceBergen Corp.	102,900
2,000	Cardinal Health, Inc.	83,240
		186,140
Medical Instruments — 0.9%
4,200	Edwards Lifesciences Corp.*	345,072
1,100	Intuitive Surgical, Inc.*	540,309
25,800	Medtronic, Inc.	1,211,568
3,400	St. Jude Medical, Inc.	137,496
8,800	Thoratec Corp.*	330,000
		2,564,445
Medical Labs and Testing Services — 0.1%
1,800	Covance, Inc.*	133,776
900	Laboratory Corp. of America Holdings*	81,180
		214,956
Medical Products — 1.4%
10,700	Baxter International, Inc.	777,248
800	Becton, Dickinson and Co.	76,488
6,100	Cooper Cos., Inc.	658,068
9,500	Covidien PLC (U.S. Shares)	644,480
2,400	Henry Schein, Inc.*	222,120
8,100	Sirona Dental Systems, Inc.*	597,213
4,900	Varian Medical Systems, Inc.*	352,800
5,200	Zimmer Holdings, Inc.	391,144
		3,719,561
Metal - Copper — 0.6%
40,000	Southern Copper Corp.	1,502,800
Metal Processors and Fabricators — 0.2%
2,100	Precision Castparts Corp.	398,202
2,100	Timken Co.	118,818
		517,020
Multimedia — 1.6%
800	FactSet Research Systems, Inc.	74,080
30,400	News Corp. - Class A	927,808
19,700	Viacom, Inc. - Class B	1,212,929
37,500	Walt Disney Co.	2,130,000
		4,344,817
Non-Hazardous Waste Disposal — 0.1%
4,200	Covanta Holding Corp.	84,630
2,700	Waste Connections, Inc.	97,146
		181,776
Oil - Field Services — 0.9%
20,400	Halliburton Co.	824,364
9,000	Oceaneering International, Inc.	597,690
1,100	Oil States International, Inc.*	89,727
14,000	Schlumberger, Ltd. (U.S. Shares)	1,048,460
		2,560,241
Oil and Gas Drilling — 0.2%
6,100	Atwood Oceanics, Inc.*	320,494
4,500	Helmerich & Payne, Inc.	273,150
		593,644
Oil Companies - Exploration and Production — 1.2%
12,600	Cabot Oil & Gas Corp.	851,886
300	Concho Resources, Inc.*	29,229
1,100	Continental Resources, Inc.*	95,623
2,600	EOG Resources, Inc.	332,982
5,200	Noble Energy, Inc.	601,432
6,300	Pioneer Natural Resources Co.	782,775
1,300	Range Resources Corp.	105,352
10,300	Southwestern Energy Co.*	383,778
		3,183,057
Oil Field Machinery and Equipment — 0.3%
2,100	Cameron International Corp.*	136,920
9,100	Dresser-Rand Group, Inc.*	561,106
		698,026
Oil Refining and Marketing — 0.1%
11,900	Cheniere Energy, Inc.*	333,200
Pharmacy Services — 0%
1,935	Express Scripts Holding Co.*	111,553
Pipelines — 0.9%
27,347	Kinder Morgan, Inc.	1,057,782
11,300	ONEOK, Inc.	538,671
24,500	Williams Cos., Inc.	917,770
		2,514,223
Power Converters and Power Supply Equipment — 0.1%
2,700	Hubbell, Inc. - Class B	262,197
Precious Metals — 0%
6,800	Tahoe Resources, Inc.*	119,612
Professional Sports — 0%
1,100	Madison Square Garden Co. - Class A*	63,360
Property and Casualty Insurance — 0.5%
5,700	Arch Capital Group, Ltd.*	299,649
11,400	Travelers Cos., Inc.	959,766
		1,259,415
Publishing - Books — 0.5%
27,900	McGraw-Hill Cos., Inc.	1,453,032
Publishing - Periodicals — 0%
3,500	Nielsen Holdings N.V.	125,370
Quarrying — 0.1%
2,500	Compass Minerals International, Inc.	197,250
Real Estate Management/Services — 0%
4,900	CBRE Group, Inc. - Class A*	123,725
Recreational Vehicles — 0.2%
6,600	Polaris Industries, Inc.	610,434
Reinsurance — 0.3%
7,000	Allied World Assurance Co. Holdings A.G.	649,040
900	Endurance Specialty Holdings, Ltd.	43,029
4,700	Validus Holdings, Ltd.	175,639
		867,708
REIT - Apartments — 0.2%
1,600	American Campus Communities, Inc.	72,544
4,500	Apartment Investment & Management Co. - Class A	137,970
2,800	BRE Properties, Inc.	136,304
1,600	Camden Property Trust	109,888
1,100	Essex Property Trust, Inc.	165,638
		622,344
REIT - Diversified — 2.3%
4,700	American Tower Corp.	361,524
26,000	Plum Creek Timber Co., Inc.	1,357,200
27,350	Rayonier, Inc.	1,631,974
87,900	Weyerhaeuser Co.	2,758,302
		6,109,000
REIT - Health Care — 0.1%
5,700	HCP, Inc.	284,202
REIT - Regional Malls — 0.4%
6,400	Simon Property Group, Inc.	1,014,784
4,300	Tanger Factory Outlet Centers	155,574
		1,170,358
REIT - Shopping Centers — 0.2%
3,000	Federal Realty Investment Trust	324,120
4,000	Regency Centers Corp.	211,640
		535,760
REIT - Storage — 0.7%
36,300	Extra Space Storage, Inc.	1,425,501
3,000	Public Storage	456,960
		1,882,461
Rental Auto/Equipment — 0%
5,000	Hertz Global Holdings, Inc.*	111,300
Respiratory Products — 0.5%
30,200	ResMed, Inc.	1,400,072
Retail - Apparel and Shoe — 2.7%
71,500	Chico's FAS, Inc.	1,201,200
17,100	DSW, Inc. - Class A	1,090,980
2,000	Foot Locker, Inc.	68,480
49,300	Gap, Inc.	1,745,220
7,400	Limited Brands, Inc.*	330,484
1,900	PVH Corp.	202,939
24,400	Ross Stores, Inc.	1,479,128
31,300	Urban Outfitters, Inc.*	1,212,562
		7,330,993
Retail - Auto Parts — 0.2%
300	AutoZone, Inc.*	119,031
4,400	O'Reilly Automotive, Inc.*	451,220
		570,251
Retail - Automobile — 0.4%
11,100	CarMax, Inc.*	462,870
16,700	Copart, Inc.*	572,476
		1,035,346
Retail - Bedding — 0%
2,000	Bed Bath & Beyond, Inc.*	128,840
Retail - Building Products — 1.8%
55,900	Home Depot, Inc.	3,900,702
25,700	Lowe's Cos., Inc.	974,544
		4,875,246
Retail - Discount — 1.0%
10,200	Costco Wholesale Corp.	1,082,322
1,700	Dollar General Corp.*	85,986
11,100	Target Corp.	759,795
10,500	Wal-Mart Stores, Inc.	785,715
		2,713,818
Retail - Drug Store — 0.1%
5,100	CVS Caremark Corp.	280,449
Retail - Mail Order — 0.2%
12,000	Williams-Sonoma, Inc.	618,240
Retail - Major Department Stores — 0.9%
2,000	Nordstrom, Inc.	110,460
49,100	TJX Cos., Inc.	2,295,425
		2,405,885
Retail - Miscellaneous/Diversified — 0.2%
15,000	Sally Beauty Holdings, Inc.*	440,700
Retail - Pet Food and Supplies — 0.1%
5,500	PetSmart, Inc.	341,550
Retail - Petroleum Products — 0.1%
4,300	World Fuel Services Corp.	170,796
Retail - Regional Department Stores — 0%
700	Macy's, Inc.	29,288
Retail - Restaurants — 0.6%
200	Chipotle Mexican Grill, Inc.*	65,174
4,200	Darden Restaurants, Inc.	217,056
7,200	Dunkin' Brands Group, Inc.	265,536
4,400	McDonald's Corp.	438,636
7,900	Yum! Brands, Inc.	568,326
		1,554,728
Rubber - Tires — 0.1%
27,500	Goodyear Tire & Rubber Co.*	346,775
Semiconductor Components/Integrated Circuits — 0.8%
4,500	Analog Devices, Inc.	209,205
22,200	Atmel Corp.*	154,512
3,100	Linear Technology Corp.	118,947
7,000	Maxim Integrated Products, Inc.	228,550
21,700	QUALCOMM, Inc.	1,452,815
		2,164,029
Soap and Cleaning Preparations — 0.1%
3,700	Church & Dwight Co., Inc.	239,131
Software Tools — 0%
1,000	VMware, Inc. - Class A*	78,880
Steel - Producers — 0.1%
1,900	Carpenter Technology Corp.	93,651
13,500	Steel Dynamics, Inc.	214,245
		307,896
Steel Pipe and Tube — 0.6%
10,000	Valmont Industries, Inc.	1,572,700
Telecommunication Equipment — 0.3%
16,500	Harris Corp.	764,610
Telecommunication Equipment - Fiber Optics — 0.3%
13,500	IPG Photonics Corp.	896,535
Telecommunication Services — 1.5%
22,300	NeuStar, Inc. - Class A*	1,037,619
45,800	tw telecom, inc.*	1,153,702
36,300	Virgin Media, Inc.	1,777,611
		3,968,932
Telephone - Integrated — 0.2%
12,000	Verizon Communications, Inc.	589,800
Television — 0.5%
4,400	AMC Networks, Inc. - Class A*	277,992
14,800	CBS Corp. - Class B	691,012
2,200	Liberty Media Corp.	245,586
		1,214,590
Theaters — 0.1%
13,200	Cinemark Holdings, Inc.	388,608
Therapeutics — 0.2%
4,300	Onyx Pharmaceuticals, Inc.*	382,098
9,700	Warner Chilcott PLC - Class A	131,435
		513,533
Tobacco — 2.2%
42,100	Altria Group, Inc.	1,447,819
3,400	Lorillard, Inc.	137,190
34,800	Philip Morris International, Inc.	3,226,308
24,400	Reynolds American, Inc.	1,085,556
		5,896,873
Tools - Hand Held — 0.3%
8,200	Snap-on, Inc.	678,140
Toys — 0.6%
4,700	Hasbro, Inc.	206,518
31,300	Mattel, Inc.	1,370,627
		1,577,145
Transactional Software — 0.4%
17,000	Solera Holdings, Inc.	991,610
Transportation - Railroad — 0.6%
4,600	Kansas City Southern	510,140
8,100	Union Pacific Corp.	1,153,521
		1,663,661
Transportation - Services — 0.1%
4,400	C.H. Robinson Worldwide, Inc.	261,624
3,200	Expeditors International of Washington, Inc.	114,272
		375,896
Transportation - Truck — 0.1%
2,000	J.B. Hunt Transport Services, Inc.	148,960
4,000	Landstar System, Inc.	228,360
		377,320
Web Hosting/Design — 0.8%
5,000	Equinix, Inc.*	1,081,550
20,400	Rackspace Hosting, Inc.*	1,029,792
		2,111,342
Web Portals/Internet Service Providers — 1.2%
4,100	Google, Inc. - Class A*	3,255,523
Wireless Equipment — 1.9%
23,800	Crown Castle International Corp.*	1,657,432
2,000	Motorola Solutions, Inc.	128,060
44,900	SBA Communications Corp. - Class A*	3,233,698
		5,019,190
Total Investments (total cost $209,056,859) – 100%		$70,687,611

Summary of Investments by Country – (Long Positions) March 31, 2013 (unaudited)

Country	Value	% of Investment Securities
Bermuda	$1,137,813	0.4%
Canada	119,612	0.1%
Curacao	1,048,460	0.4%
Ireland	4,525,740	1.7%
Israel	267,192	0.1%
Jersey	1,132,200	0.4%
Netherlands	1,032,819	0.4%
Panama	777,465	0.3%
Singapore	100,576	0.0%
Switzerland	649,040	0.2%
United Kingdom	467,400	0.2%
United States	259,429,294	95.8%
Total	$270,687,611	100.0%

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company

REIT	Real Estate Investment Trust

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

The following is a summary of inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2013 )	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock	$270,687,611	$—	$—
Total Investments	$270,687,611	$—	$—

INTECH U.S. Value Fund

Schedule of Investments (unaudited)

Shares	Value
Common Stock — 100.0%
Advertising Sales — 0.1%
1,300	Lamar Advertising Co. - Class A*	$63,193
Aerospace and Defense — 0.8%
500	Boeing Co.	42,925
500	General Dynamics Corp.	35,255
1,200	Lockheed Martin Corp.	115,824
4,000	Northrop Grumman Corp.	280,600
2,800	Raytheon Co.	164,612
		639,216
Aerospace and Defense – Equipment — 0.4%
2,800	Alliant Techsystems, Inc.	202,804
8,700	Exelis, Inc.	94,743
200	Triumph Group, Inc.	15,700
		313,247
Agricultural Chemicals — 0.1%
1,100	Mosaic Co.	65,571
Agricultural Operations — 0.4%
800	Archer-Daniels-Midland Co.	26,984
4,400	Bunge, Ltd.	324,852
		351,836
Airlines — 0.3%
700	Copa Holdings S.A. - Class A	83,727
5,700	Delta Air Lines, Inc.*	94,107
3,700	Southwest Airlines Co.	49,876
		227,710
Appliances — 0.8%
5,600	Whirlpool Corp.	663,376
Applications Software — 0.1%
7,300	Compuware Corp.*	91,250
Automotive - Cars and Light Trucks — 0.4%
12,900	Ford Motor Co.	169,635
5,800	General Motors Co.*	161,356
		330,991
Automotive - Medium and Heavy Duty Trucks — 0.4%
800	Navistar International Corp.*	27,656
4,400	Oshkosh Corp.*	186,956
2,300	PACCAR, Inc.	116,288
		330,900
Automotive - Truck Parts and Equipment - Original — 0.6%
2,400	Johnson Controls, Inc.	84,168
1,400	Lear Corp.	76,818
3,200	TRW Automotive Holdings Corp.*	176,000
3,100	Visteon Corp.*	178,870
		515,856
Batteries & Battery Systems — 0.1%
800	Energizer Holdings, Inc.	79,784
Beverages - Non-Alcoholic — 0.1%
2,800	Coca-Cola Enterprises, Inc.	103,376
Beverages - Wine and Spirits — 0.5%
1,400	Beam, Inc.	88,956
1,050	Brown-Forman Corp. - Class B	74,970
5,100	Constellation Brands, Inc. - Class A*	242,964
		406,890
Brewery — 0.1%
1,100	Molson Coors Brewing Co. - Class B	53,823
Broadcast Services and Programming — 0%
1,374	Starz - Liberty Capital*	30,434
Building - Heavy Construction — 0.2%
2,220	Chicago Bridge & Iron Co. N.V.	137,862
Building - Mobile Home and Manufactured Homes — 0.1%
1,900	Thor Industries, Inc.	69,901
Building - Residential and Commercial — 1.1%
1,700	D.R. Horton, Inc.	41,310
10,200	Lennar Corp. - Class A	423,096
24,100	PulteGroup, Inc.*	487,784
		952,190
Building and Construction Products - Miscellaneous — 0.3%
4,800	Fortune Brands Home & Security, Inc.*	179,664
1,400	Owens Corning*	55,202
		234,866
Building Products - Cement and Aggregate — 0.6%
700	Martin Marietta Materials, Inc.	71,414
8,800	Vulcan Materials Co.	454,960
		526,374
Cable/Satellite Television — 2.1%
5,900	Cablevision Systems Corp. - Class A	88,264
36,250	Comcast Corp. - Class A	1,522,863
3,700	DISH Network Corp. - Class A	140,230
		1,751,357
Casino Hotels — 0.1%
4,300	MGM Resorts International*	56,545
Casino Services — 0.1%
3,200	International Game Technology	52,800
Cellular Telecommunications — 1.4%
12,900	MetroPCS Communications, Inc.*	140,610
168,300	Sprint Nextel Corp.*	1,045,143
		1,185,753
Chemicals - Diversified — 0.9%
2,800	Dow Chemical Co.	89,152
5,500	Huntsman Corp.	102,245
7,700	LyondellBasell Industries N.V. - Class A	487,333
500	Westlake Chemical Corp.	46,750
		725,480
Chemicals - Specialty — 0.5%
500	Albemarle Corp.	31,260
700	Ashland, Inc.	52,010
1,300	Cabot Corp.	44,460
2,500	Cytec Industries, Inc.	185,200
1,100	Eastman Chemical Co.	76,857
400	WR Grace & Co.*	31,004
		420,791
Coal — 0.2%
9,400	Alpha Natural Resources, Inc.*	77,174
600	CONSOL Energy, Inc.	20,190
2,900	Peabody Energy Corp.	61,335
600	Walter Energy, Inc.	17,100
		175,799
Coatings and Paint Products — 0.1%
2,500	RPM International, Inc.	78,950
Coffee — 0.1%
800	Green Mountain Coffee Roasters, Inc.*	45,408
Commercial Banks — 2.1%
2,100	Associated Banc-Corp	31,899
6,200	BB&T Corp.	194,618
12,400	CapitalSource, Inc.	119,288
300	CIT Group, Inc.*	13,044
6,600	First Horizon National Corp.	70,488
1,000	First Republic Bank	38,620
6,700	M&T Bank Corp.	691,172
4,600	Popular, Inc.*	127,006
23,600	Regions Financial Corp.	193,284
2,500	Signature Bank*	196,900
2,800	TCF Financial Corp.	41,888
1,900	Zions Bancorp	47,481
		1,765,688
Commercial Services — 0.2%
979	Iron Mountain, Inc.	35,547
3,500	Quanta Services, Inc.*	100,030
		135,577
Commercial Services - Finance — 0.2%
500	Equifax, Inc.	28,795
5,400	H&R Block, Inc.	158,868
		187,663
Computer Services — 0.4%
5,000	Computer Sciences Corp.	246,150
1,200	DST Systems, Inc.	85,524
		331,674
Computer Software — 0%
1,100	Akamai Technologies, Inc.*	38,819
Computers — 0.1%
7,800	Dell, Inc.	111,774
Computers - Integrated Systems — 0.1%
18,500	Brocade Communications Systems, Inc.*	106,745
Computers - Memory Devices — 0.2%
1,300	SanDisk Corp.*	71,500
1,900	Western Digital Corp.	95,532
		167,032
Computers – Peripheral Equipment — 0.2%
1,900	Lexmark International, Inc. - Class A	50,160
1,500	Stratasys, Ltd.*	111,330
		161,490
Consulting Services — 0.2%
6,500	CoreLogic, Inc.*	168,090
Consumer Products - Miscellaneous — 0.4%
4,050	Jarden Corp.*	173,543
1,700	Kimberly-Clark Corp.	166,566
		340,109
Containers - Metal and Glass — 0.1%
600	Crown Holdings, Inc.*	24,966
1,200	Owens-Illinois, Inc.*	31,980
		56,946
Containers - Paper and Plastic — 0.5%
4,500	Bemis Co., Inc.	181,620
700	Packaging Corp. of America	31,409
1,700	Rock-Tenn Co. - Class A	157,743
3,600	Sealed Air Corp.	86,796
		457,568
Cosmetics and Toiletries — 0.7%
300	Colgate-Palmolive Co.	35,409
7,100	Procter & Gamble Co.	547,126
		582,535
Cruise Lines — 0.8%
11,200	Carnival Corp. (U.S. Shares)	384,160
8,000	Royal Caribbean Cruises, Ltd. (U.S. Shares)	265,760
		649,920
Data Processing and Management — 0.5%
100	Dun & Bradstreet Corp.	8,365
6,600	Fidelity National Information Services, Inc.	261,492
1,300	Fiserv, Inc.*	114,179
		384,036
Dental Supplies and Equipment — 0.1%
1,100	DENTSPLY International, Inc.	46,662
Diagnostic Kits — 0.1%
2,300	QIAGEN N.V. (U.S. Shares)*	48,484
Diversified Banking Institutions — 2.4%
32,400	Bank of America Corp.	394,632
7,470	Citigroup, Inc.	330,473
1,400	Goldman Sachs Group, Inc.	206,010
19,100	JPMorgan Chase & Co.	906,486
8,900	Morgan Stanley	195,622
		2,033,223
Diversified Operations — 4.2%
300	3M Co.	31,893
600	Carlisle Cos., Inc.	40,674
2,900	Colfax Corp.*	134,966
1,900	Crane Co.	106,134
1,500	Danaher Corp.	93,225
2,400	Dover Corp.	174,912
6,817	Eaton Corp. PLC	417,541
52,700	General Electric Co.	1,218,424
4,300	Harsco Corp.	106,511
1,600	Illinois Tool Works, Inc.	97,504
1,800	Ingersoll-Rand PLC	99,018
4,200	ITT Corp.	119,406
7,400	Leggett & Platt, Inc.	249,972
4,732	Leucadia National Corp.	129,799
4,834	Pentair, Ltd.	254,994
2,700	Textron, Inc.	80,487
3,700	Trinity Industries, Inc.	167,721
		3,523,181
E-Commerce/Services — 0.8%
2,350	Expedia, Inc.	141,024
15,700	Liberty Interactive Corp. - Class A*	335,666
2,675	Liberty Ventures	202,176
		678,866
Electric - Integrated — 3.3%
8,800	American Electric Power Co., Inc.	427,944
5,200	CMS Energy Corp.	145,288
1,400	Dominion Resources, Inc.	81,452
3,400	DTE Energy Co.	232,356
2,997	Duke Energy Corp.	217,552
2,300	Edison International	115,736
1,600	Great Plains Energy, Inc.	37,104
1,000	National Fuel Gas Co.	61,350
3,200	NextEra Energy, Inc.	248,576
6,961	Northeast Utilities	302,525
5,300	NV Energy, Inc.	106,159
4,000	OGE Energy Corp.	279,920
1,700	Pepco Holdings, Inc.	36,380
1,500	Pinnacle West Capital Corp.	86,835
3,900	PPL Corp.	122,109
1,900	Public Service Enterprise Group, Inc.	65,246
900	SCANA Corp.	46,044
1,500	Southern Co.	70,380
1,500	Westar Energy, Inc.	49,770
200	Wisconsin Energy Corp.	8,578
1,400	Xcel Energy, Inc.	41,580
		2,782,884
Electric Products – Miscellaneous — 0.1%
1,600	Emerson Electric Co.	89,392
1,100	Molex, Inc.	32,208
		121,600
Electronic Components - Miscellaneous — 0%
400	Garmin, Ltd.	13,216
Electronic Components – Semiconductors — 0.3%
2,700	Cree, Inc.*	147,717
5,500	ON Semiconductor Corp.*	45,540
800	Texas Instruments, Inc.	28,384
		221,641
Electronic Design Automation — 0.2%
3,700	Synopsys, Inc.*	132,756
Electronic Forms — 0.1%
1,500	Adobe Systems, Inc.*	65,265
Electronic Measuring Instruments — 0.1%
1,200	FLIR Systems, Inc.	31,212
600	Itron, Inc.*	27,840
		59,052
Electronic Parts Distributors — 0.1%
1,200	Avnet, Inc.*	43,440
800	Tech Data Corp.*	36,488
		79,928
Electronic Security Devices — 0%
900	Tyco International, Ltd. (U.S. Shares)	28,800
Electronics - Military — 0.2%
1,800	L-3 Communications Holdings, Inc.	145,656
Engineering - Research and Development Services — 0.4%
6,100	AECOM Technology Corp.*	200,080
1,800	Fluor Corp.	119,394
1,300	KBR, Inc.	41,704
		361,178
Entertainment Software — 0.2%
10,200	Electronic Arts, Inc.*	180,540
Fiduciary Banks — 0.5%
4,224	Bank of New York Mellon Corp.	118,230
3,300	Northern Trust Corp.	180,048
2,400	State Street Corp.	141,816
		440,094
Finance - Consumer Loans — 0.1%
2,700	SLM Corp.	55,296
Finance - Credit Card — 1.4%
1,500	American Express Co.	101,190
23,400	Discover Financial Services	1,049,256
		1,150,446
Finance - Investment Bankers/Brokers — 0.3%
2,500	Charles Schwab Corp.	44,225
3,500	Raymond James Financial, Inc.	161,350
2,600	TD Ameritrade Holding Corp.	53,612
		259,187
Finance - Other Services — 0.1%
500	CBOE Holdings, Inc.	18,470
2,300	NYSE Euronext	88,872
		107,342
Food - Confectionary — 0.6%
5,000	J.M. Smucker Co.	495,800
Food - Dairy Products — 0%
1,200	Dean Foods Co.*	21,756
Food - Meat Products — 0.5%
1,200	Hormel Foods Corp.	49,584
4,300	Smithfield Foods, Inc.*	113,864
9,100	Tyson Foods, Inc. - Class A	225,862
		389,310
Food - Miscellaneous/Diversified — 1.8%
1,200	Campbell Soup Co.	54,432
14,600	ConAgra Foods, Inc.	522,826
1,000	General Mills, Inc.	49,310
1,500	H.J. Heinz Co.	108,405
2,500	Ingredion, Inc.	180,800
1,100	Kellogg Co.	70,873
8,550	Kraft Foods Group, Inc.	440,581
3,852	Mondelez International, Inc. - Class A	117,910
		1,545,137
Food - Retail — 0.1%
2,600	Safeway, Inc.	68,510
Food - Wholesale/Distribution — 0.1%
3,200	Sysco Corp.	112,544
Funeral Services and Related Items — 0.2%
9,900	Service Corp. International	165,627
Gas - Distribution — 0.6%
9,900	NiSource, Inc.	290,466
3,100	Sempra Energy	247,814
		538,280
Gas - Transportation — 0.3%
1,700	AGL Resources, Inc.	71,315
800	Atmos Energy Corp.	34,152
2,500	Questar Corp.	60,825
3,200	UGI Corp.	122,848
		289,140
Gold Mining — 0%
900	Newmont Mining Corp.	37,701
Home Decoration Products — 0.3%
11,100	Newell Rubbermaid, Inc.	289,710
Human Resources — 0.1%
1,900	Manpower, Inc.	107,768
Independent Power Producer — 0.5%
7,300	Calpine Corp.*	150,380
10,200	NRG Energy, Inc.	270,198
		420,578
Industrial Automation and Robotics — 0%
300	Nordson Corp.	19,785
Industrial Gases — 0%
300	Air Products & Chemicals, Inc.	26,136
Instruments - Scientific — 0.7%
7,800	PerkinElmer, Inc.	262,392
4,400	Thermo Fisher Scientific, Inc.	336,556
		598,948
Insurance Brokers — 0.5%
6,400	Aon PLC	393,600
1,700	Marsh & McLennan Cos., Inc.	64,549
		458,149
Internet Security — 0.3%
11,400	Symantec Corp.*	281,352
Investment Companies — 0.6%
16,900	American Capital, Ltd.*	246,656
13,100	Ares Capital Corp.	237,110
		483,766
Investment Management and Advisory Services — 1.4%
1,000	Affiliated Managers Group, Inc.*	153,570
5,400	Ameriprise Financial, Inc.	397,710
400	BlackRock, Inc.	102,752
2,100	Franklin Resources, Inc.	316,701
6,300	Invesco, Ltd.	182,448
		1,153,181
Life and Health Insurance — 1.1%
9,100	AFLAC, Inc.	473,382
500	Lincoln National Corp.	16,305
1,700	Principal Financial Group, Inc.	57,851
1,100	Prudential Financial, Inc.	64,889
1,800	StanCorp Financial Group, Inc.	76,968
3,700	Torchmark Corp.	221,260
		910,655
Linen Supply & Related Items — 0.1%
2,100	Cintas Corp.	92,673
Machine Tools and Related Products — 0%
700	Kennametal, Inc.	27,328
Machinery - Construction and Mining — 0.1%
1,500	Terex Corp.*	51,630
Machinery - Electrical — 0.1%
800	Regal-Beloit Corp.	65,248
Machinery - Farm — 0.1%
1,100	AGCO Corp.	57,332
Machinery - General Industrial — 0.5%
2,900	Gardner Denver, Inc.	217,819
1,900	IDEX Corp.	101,498
1,800	Manitowoc Co., Inc.	37,008
1,400	Zebra Technologies Corp. - Class A*	65,982
		422,307
Machinery - Pumps — 0.1%
500	Flowserve Corp.	83,855
900	Xylem, Inc.	24,804
		108,659
Medical - Biomedical and Genetic — 0.2%
500	Charles River Laboratories International, Inc.*	22,135
1,900	Life Technologies Corp.*	122,797
		144,932
Medical - Drugs — 3.1%
2,200	Abbott Laboratories	77,704
2,000	AbbVie, Inc.	81,560
4,800	Bristol-Myers Squibb Co.	197,712
9,200	Eli Lilly & Co.	522,468
1,100	Forest Laboratories, Inc.*	41,844
3,700	Johnson & Johnson	301,661
7,675	Merck & Co., Inc.	339,465
35,771	Pfizer, Inc.	1,032,351
		2,594,765
Medical - Generic Drugs — 0.1%
3,300	Mylan, Inc.*	95,502
Medical - HMO — 2.3%
3,900	Aetna, Inc.	199,368
11,700	Cigna Corp.	729,729
11,300	Coventry Health Care, Inc.	531,439
3,100	Health Net, Inc.*	88,722
5,600	UnitedHealth Group, Inc.	320,376
600	WellPoint, Inc.	39,738
		1,909,372
Medical - Hospitals — 0.8%
1,300	Community Health Systems, Inc.	61,607
2,800	HCA Holdings, Inc.	113,764
10,800	Health Management Associates, Inc. - Class A*	138,996
6,200	Tenet Healthcare Corp.*	294,996
1,400	Universal Health Services, Inc. - Class B	89,418
		698,781
Medical - Wholesale Drug Distributors — 0.1%
1,200	Cardinal Health, Inc.	49,944
Medical Information Systems — 0%
3,000	Allscripts Healthcare Solutions, Inc.*	40,770
Medical Instruments — 0.3%
13,100	Boston Scientific Corp.*	102,311
2,400	Medtronic, Inc.	112,704
		215,015
Medical Labs and Testing Services — 0.2%
2,500	Covance, Inc.*	185,800
Medical Products — 1.2%
2,600	Baxter International, Inc.	188,864
500	CareFusion Corp.*	17,495
2,200	Cooper Cos., Inc.	237,336
200	Covidien PLC (U.S. Shares)	13,568
600	Henry Schein, Inc.*	55,530
800	Hill-Rom Holdings, Inc.	28,176
3,400	Sirona Dental Systems, Inc.*	250,682
1,600	Teleflex, Inc.	135,216
1,000	Zimmer Holdings, Inc.	75,220
		1,002,087
Metal - Copper — 0.2%
3,000	Freeport-McMoRan Copper & Gold, Inc.	99,300
2,900	Southern Copper Corp.	108,953
		208,253
Metal Processors and Fabricators — 0.1%
1,700	Timken Co.	96,186
Multi-Line Insurance — 3.2%
3,800	ACE, Ltd. (U.S. Shares)	338,086
19,300	Allstate Corp.	947,051
900	American Financial Group, Inc.	42,642
3,100	American International Group, Inc.*	120,342
4,900	Cincinnati Financial Corp.	231,231
15,300	Genworth Financial, Inc. - Class A*	153,000
15,100	Hartford Financial Services Group, Inc.	389,580
1,900	Loews Corp.	83,733
500	MetLife, Inc.	19,010
15,000	Old Republic International Corp.	190,650
5,600	XL Group PLC	169,680
		2,685,005
Multimedia — 2.5%
21,200	News Corp. - Class A	647,024
900	Thomson Reuters Corp.	29,232
13,700	Time Warner, Inc.	789,394
11,200	Walt Disney Co.	636,160
		2,101,810
Networking Products — 0.6%
23,100	Cisco Systems, Inc.	483,021
Non-Hazardous Waste Disposal — 0.5%
6,600	Covanta Holding Corp.	132,990
3,500	Republic Services, Inc.	115,500
2,900	Waste Connections, Inc.	104,342
1,400	Waste Management, Inc.	54,894
		407,726
Office Supplies and Forms — 0.2%
4,100	Avery Dennison Corp.	176,587
Oil - Field Services — 0.1%
3,000	Halliburton Co.	121,230
Oil and Gas Drilling — 0.4%
900	Atwood Oceanics, Inc.*	47,286
1,900	Diamond Offshore Drilling, Inc.	132,164
2,200	Helmerich & Payne, Inc.	133,540
1,800	Patterson-UTI Energy, Inc.	42,912
		355,902
Oil Companies - Exploration and Production — 1.0%
3,200	EQT Corp.	216,800
900	Noble Energy, Inc.	104,094
700	Pioneer Natural Resources Co.	86,975
4,100	Plains Exploration & Production Co.*	194,627
2,500	QEP Resources, Inc.	79,600
3,800	Southwestern Energy Co.*	141,588
		823,684
Oil Companies - Integrated — 6.2%
9,600	Chevron Corp.	1,140,672
3,093	ConocoPhillips	185,890
34,029	Exxon Mobil Corp.	3,066,353
1,600	Hess Corp.	114,576
15,400	Marathon Oil Corp.	519,288
2,200	Murphy Oil Corp.	140,206
1,496	Phillips 66	104,675
		5,271,660
Oil Field Machinery and Equipment — 0.1%
800	Cameron International Corp.*	52,160
Oil Refining and Marketing — 3.2%
3,000	Cheniere Energy, Inc.*	84,000
9,800	HollyFrontier Corp.	504,210
11,450	Marathon Petroleum Corp.	1,025,920
6,200	Tesoro Corp.	363,010
15,700	Valero Energy Corp.	714,193
		2,691,333
Paper and Related Products — 0.4%
1,200	Domtar Corp.	93,144
3,000	International Paper Co.	139,740
2,400	MeadWestvaco Corp.	87,120
		320,004
Pharmacy Services — 0.1%
2,700	Omnicare, Inc.	109,944
Physical Practice Management — 0.2%
2,200	MEDNAX, Inc.*	197,186
Pipelines — 0.1%
3,400	Spectra Energy Corp.	104,550
Precious Metals — 0.1%
3,300	Tahoe Resources, Inc.*	58,047
Professional Sports — 0.1%
2,200	Madison Square Garden Co. - Class A*	126,720
Property and Casualty Insurance — 3.2%
100	Alleghany Corp.*	39,592
6,500	Arch Capital Group, Ltd.*	341,705
2,200	Chubb Corp.	192,566
18,400	Fidelity National Financial, Inc. - Class A	464,232
1,700	Hanover Insurance Group, Inc.	84,456
6,000	HCC Insurance Holdings, Inc.	252,180
500	Markel Corp.*	251,750
15,500	Progressive Corp.	391,685
5,800	Travelers Cos., Inc.	488,302
3,500	W.R. Berkley Corp.	155,295
100	White Mountains Insurance Group, Ltd.	56,712
		2,718,475
Publishing - Newspapers — 0.4%
12,400	Gannett Co., Inc.	271,188
100	Washington Post Co. - Class B	44,700
		315,888
Publishing - Periodicals — 0%
900	Nielsen Holdings N.V.	32,238
Racetracks — 0.2%
3,800	Penn National Gaming, Inc.*	206,834
Real Estate Management/Services — 0%
400	Realogy Holdings Corp.	19,536
Real Estate Operating/Development — 0.2%
600	Forest City Enterprises, Inc. - Class A*	10,662
1,400	Howard Hughes Corp.*	117,334
		127,996
Reinsurance — 2.2%
600	Allied World Assurance Co. Holdings A.G.	55,632
3,200	Aspen Insurance Holdings, Ltd.	123,456
1,100	Axis Capital Holdings, Ltd.	45,782
10,500	Berkshire Hathaway, Inc. - Class B*	1,094,100
1,100	Endurance Specialty Holdings, Ltd.	52,591
700	Everest Re Group, Ltd.	90,902
1,900	PartnerRe, Ltd.	176,909
300	Reinsurance Group of America, Inc.	17,901
1,500	RenaissanceRe Holdings, Ltd.	137,985
1,700	Validus Holdings, Ltd.	63,529
		1,858,787
REIT - Apartments — 0.2%
900	American Campus Communities, Inc.	40,806
1,100	Apartment Investment & Management Co. - Class A	33,726
1,500	BRE Properties, Inc.	73,020
600	Camden Property Trust	41,208
		188,760
REIT - Diversified — 1.3%
5,900	Corrections Corp. of America	230,513
600	Liberty Property Trust	23,850
1,100	Rayonier, Inc.	65,637
25,540	Weyerhaeuser Co.	801,445
		1,121,445
REIT - Health Care — 0.8%
5,800	HCP, Inc.	289,188
1,300	Heath Care REIT, Inc.	88,283
1,400	Senior Housing Properties Trust	37,562
3,462	Ventas, Inc.	253,418
		668,451
REIT - Mortgage — 0.2%
1,200	American Capital Agency Corp.	39,336
13,900	MFA Financial, Inc.	129,548
		168,884
REIT - Office Property — 0.3%
4,200	Corporate Office Properties Trust	112,056
3,500	Douglas Emmett, Inc.	87,255
1,800	Piedmont Office Realty Trust, Inc. - Class A	35,262
		234,573
REIT - Regional Malls — 0.6%
5,700	CBL & Associates Properties, Inc.	134,520
6,800	General Growth Properties, Inc.	135,184
1,223	Simon Property Group, Inc.	193,919
700	Taubman Centers, Inc.	54,362
		517,985
REIT - Shopping Centers — 0.2%
7,000	DDR Corp.	121,940
200	Regency Centers Corp.	10,582
1,400	Weingarten Realty Investors	44,170
		176,692
REIT - Single Tenant — 0.3%
3,500	National Retail Properties, Inc.	126,595
2,100	Realty Income Corp.	95,235
		221,830
REIT - Storage — 0.2%
3,700	Extra Space Storage, Inc.	145,299
REIT - Warehouse and Industrial — 0.2%
4,630	Prologis, Inc.	185,107
Rental Auto/Equipment — 0.1%
4,900	Hertz Global Holdings, Inc.*	109,074
Retail - Apparel and Shoe — 0.5%
6,000	Abercrombie & Fitch Co. - Class A	277,200
900	American Eagle Outfitters, Inc.	16,830
2,100	Chico's FAS, Inc.	35,280
800	Foot Locker, Inc.	27,392
700	PVH Corp.	74,767
		431,469
Retail - Automobile — 0.3%
6,300	CarMax, Inc.*	262,710
Retail - Building Products — 1.2%
26,400	Lowe's Cos., Inc.	1,001,088
Retail - Computer Equipment — 0.2%
7,000	GameStop Corp. - Class A	195,790
Retail - Discount — 1.1%
9,200	Target Corp.	629,740
4,400	Wal-Mart Stores, Inc.	329,252
		958,992
Retail - Drug Store — 0.4%
2,800	CVS Caremark Corp.	153,972
4,100	Walgreen Co.	195,488
		349,460
Retail - Jewelry — 0.5%
4,900	Signet Jewelers, Ltd.	328,300
900	Tiffany & Co.	62,586
		390,886
Retail - Mail Order — 0.2%
2,500	Williams-Sonoma, Inc.	128,800
Retail - Office Supplies — 0.1%
6,700	Staples, Inc.	89,981
Retail - Petroleum Products — 0.1%
2,800	World Fuel Services Corp.	111,216
Retail - Regional Department Stores — 0.3%
2,200	Dillard's, Inc. - Class A	172,810
2,900	Macy's, Inc.	121,336
		294,146
Retirement and Aged Care — 0.2%
5,000	Brookdale Senior Living, Inc.*	139,400
Savings/Loan/Thrifts — 0.8%
2,600	Capitol Federal Financial, Inc.	31,382
42,400	Hudson City Bancorp, Inc.	366,336
10,300	New York Community Bancorp, Inc.	147,805
6,100	Washington Federal, Inc.	106,750
		652,273
Schools — 0%
800	DeVry, Inc.	25,400
Security Services — 0.5%
8,700	ADT Corp.	425,778
Semiconductor Components/Integrated Circuits — 0.1%
900	Analog Devices, Inc.	41,841
1,400	Maxim Integrated Products, Inc.	45,710
		87,551
Semiconductor Equipment — 0.1%
700	KLA-Tencor Corp.	36,918
2,000	Lam Research Corp.*	82,920
		119,838
Shipbuilding — 0.1%
2,000	Huntington Ingalls Industries, Inc.	106,660
Soap and Cleaning Preparations — 0%
200	Church & Dwight Co., Inc.	12,926
Steel - Producers — 0.5%
500	Carpenter Technology Corp.	24,645
3,300	Commercial Metals Co.	52,305
2,300	Nucor Corp.	106,145
1,200	Reliance Steel & Aluminum Co.	85,404
5,600	Steel Dynamics, Inc.	88,872
1,500	United States Steel Corp.	29,250
		386,621
Super-Regional Banks — 2.1%
3,400	Capital One Financial Corp.	186,830
13,700	Fifth Third Bancorp	223,447
1,800	Huntington Bancshares, Inc.	13,302
5,000	KeyCorp	49,800
8,000	SunTrust Banks, Inc.	230,480
14,700	U.S. Bancorp	498,771
14,961	Wells Fargo & Co.	553,407
		1,756,037
Telecommunication Equipment — 0.3%
3,100	Harris Corp.	143,654
6,300	Juniper Networks, Inc.*	116,802
		260,456
Telecommunication Equipment - Fiber Optics — 0.2%
4,200	Corning, Inc.	55,986
7,900	JDS Uniphase Corp.*	105,623
		161,609
Telecommunication Services — 0.2%
3,900	Amdocs, Ltd. (U.S. Shares)	141,375
1,300	Level 3 Communications, Inc.*	26,377
		167,752
Telephone - Integrated — 2.5%
39,610	AT&T, Inc.	1,453,291
9,462	CenturyLink, Inc.	332,400
70,200	Frontier Communications Corp.	279,396
1,700	Telephone & Data Systems, Inc.	35,819
		2,100,906
Television — 1.0%
6,600	CBS Corp. - Class B	308,154
4,974	Liberty Media Corp.	555,248
		863,402
Textile-Home Furnishings — 0.3%
2,400	Mohawk Industries, Inc.*	271,488
Tobacco — 0.5%
4,600	Altria Group, Inc.	158,194
2,000	Philip Morris International, Inc.	185,420
1,300	Reynolds American, Inc.	57,837
		401,451
Tools - Hand Held — 0.4%
3,400	Snap-on, Inc.	281,180
1,155	Stanley Black & Decker, Inc.	93,520
		374,700
Toys — 0.2%
200	Hasbro, Inc.	8,788
3,900	Mattel, Inc.	170,781
		179,569
Transportation - Marine — 0.1%
600	Kirby Corp.*	46,080
Transportation - Railroad — 0%
300	Kansas City Southern	33,270
Transportation - Services — 0.2%
800	Expeditors International of Washington, Inc.	28,568
2,900	Ryder System, Inc.	173,275
		201,843
Veterinary Diagnostics — 0.1%
3,000	VCA Antech, Inc.*	70,470
Water — 0.4%
7,800	American Water Works Co., Inc.	323,232
400	Aqua America, Inc.	12,576
		335,808
Web Portals/Internet Service Providers — 0.5%
2,800	AOL, Inc.	107,772
14,800	Yahoo!, Inc.*	348,244
		456,016
X-Ray Equipment — 0.2%
9,200	Hologic, Inc.*	207,920
Total Investments (total cost $66,478,008) – 100%		$84,507,094

Summary of Investments by Country – (Long Positions)

March 31, 2013 (unaudited)

Country	Value	% of Investment Securities
Bermuda	$1,925,171	2.3%
Canada	87,279	0.1%
Guernsey	141,375	0.2%
Ireland	699,807	0.8%
Israel	111,330	0.1%
Liberia	265,760	0.3%
Netherlands	705,917	0.8%
Panama	467,887	0.6%
Puerto Rico	127,006	0.1%
Switzerland	435,734	0.5%
United Kingdom	393,600	0.5%
United States	79,146,228	93.7%
Total	$84,507,094	100.0%

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company

REIT	Real Estate Investment Trust

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2013 )	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock	$84,507,094	$--	$--
Money Market	--	--	--
Total Investments in Securities	$84,507,094	$--	$--

Janus Diversified Alternatives Fund

Consolidated Schedule of Investments (unaudited)

Shares		Value
Common Stock — 13.6%
Airlines — 0.2%
3,900	United Continental Holdings, Inc.*	$124,839
Automotive - Cars and Light Trucks — 0.2%
27,000	Isuzu Motors, Ltd.**	162,654
Beverages - Wine and Spirits — 0.5%
3,050	Pernod-Ricard S.A.**	380,014
Cable/Satellite Television — 0.4%
6,400	Comcast Corp. - Class A	268,864
Commercial Banks — 0.3%
16,300	Sberbank of Russia (ADR)	208,966
Computers — 0.3%
440	Apple, Inc.	194,757
Cosmetics and Toiletries — 0.6%
3,300	Colgate-Palmolive Co.	389,499
Diversified Banking Institutions — 0.7%
4,800	Citigroup, Inc.	212,352
5,900	JPMorgan Chase & Co.	280,014
		492,366
E-Commerce/Products — 0.2%
3,100	eBay, Inc.*	168,082
E-Commerce/Services — 0.2%
180	priceline.com, Inc.*	123,827
Food - Miscellaneous/Diversified — 0.4%
3,800	McCormick & Co., Inc.	279,490
Industrial Automation and Robotics — 0.3%
1,400	FANUC Corp.**	214,046
Instruments - Controls — 0.3%
5,800	Sensata Technologies Holding N.V.*,**	190,646
Investment Management and Advisory Services — 0.5%
4,600	T. Rowe Price Group, Inc.	344,402
Life and Health Insurance — 1.1%
80,600	AIA Group, Ltd.	353,040
23,900	Prudential PLC**	386,690
		739,730
Machinery - Pumps — 0.3%
5,400	Weir Group PLC**	185,650
Medical - Biomedical and Genetic — 0.6%
1,850	Celgene Corp.*	214,433
4,300	Gilead Sciences, Inc.*	210,399
		424,832
Metal - Iron — 0.2%
34,700	Fortescue Metals Group, Ltd.**	142,309
Multimedia — 0.4%
8,300	News Corp. - Class A	253,316
Oil Companies - Exploration and Production — 1.3%
4,900	Cobalt International Energy, Inc.*	138,180
1,850	EOG Resources, Inc.	236,929
1,950	Noble Energy, Inc.	225,537
19,100	Ophir Energy PLC*,**	134,377
11,300	Tullow Oil PLC**	211,326
		946,349
Oil Refining and Marketing — 0.3%
4,500	Valero Energy Corp.	204,705
Pharmacy Services — 0.6%
3,500	Express Scripts Holding Co.*	201,775
5,300	Omnicare, Inc.	215,816
		417,591
Real Estate Management/Services — 0.4%
2,600	Jones Lang LaSalle, Inc.	258,466
Semiconductor Components/Integrated Circuits — 0.3%
73,000	Taiwan Semiconductor Manufacturing Co., Ltd.	244,147
Steel - Producers — 0.3%
9,900	ThyssenKrupp A.G.**	201,309
Telecommunication Services — 0.5%
10,700	Amdocs, Ltd. (U.S. Shares)**	387,875
Tobacco — 0.3%
6,500	Japan Tobacco, Inc.**	207,528
Toys — 0.3%
4,800	Mattel, Inc.	210,192
Transportation - Marine — 0.4%
36	A.P. Moeller - Maersk A/S - Class B**	281,458
Transportation - Railroad — 0.5%
2,800	Canadian Pacific Railway, Ltd.**	365,412
Transportation - Services — 0.4%
2,700	Kuehne + Nagel International A.G.**	294,468
Web Portals/Internet Service Providers — 0.3%
250	Google, Inc. - Class A*	198,508
Total Common Stock (cost $9,357,880)		9,506,297
Money Market — 86.4%
60,187,793	Janus Cash Liquidity Fund LLC, 0% (cost $60,187,793)	60,187,793
Total Investments (total cost $69,545,673) – 100%		$69,694,090

Summary of Investments by Country – (Long Positions)
March 31, 2013 (unaudited)

Country	Value	% of Investment Securities
Australia	$142,309	0.2%
Canada	365,412	0.5%
Denmark	281,458	0.4%
France	380,014	0.5%
Germany	201,309	0.3%
Guernsey	387,875	0.6%
Hong Kong	353,040	0.5%
Japan	584,228	0.8%
Netherlands	190,646	0.3%
Russia	208,966	0.3%
Switzerland	294,468	0.4%
Taiwan	244,147	0.4%
United Kingdom	918,043	1.3%
United States††	65,142,175	93.5%
Total	$69,694,090	100.0%

†† Includes Cash Equivalents of 86.4%.

Forward Currency Contracts, Open

March 31, 2013 (unaudited)

Counterparty/Currency and Settlement Date	Currency Units Sold/ (Purchased)	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
HSBC Securities (USA), Inc.:
Australian Dollar 4/4/13	(1,692,000)	$(1,760,906)	$(5,357)
British Pound 4/4/13	221,000	335,741	(1,008)
Canadian Dollar 4/4/13	(445,000)	(438,144)	1,809
Euro 4/4/13	1,256,000	1,609,834	241
Japanese Yen 4/4/13	58,400,000	620,493	96
New Zealand Dollar 4/4/13	(43,000)	(35,964)	78
Norwegian Krone 4/4/13	(7,610,000)	(1,303,303)	2,817
Swedish Krona 4/4/13	(480,000)	(73,683)	64
Swiss Franc 4/4/13	214,000	225,504	(526)
Total		$(820,428)	$(1,786)

Financial Future - Long

12 Contracts	10-Year U.S. Treasury Note Future expires June 2013, principal amount $1,585,573 value $1,583,813 cumulative depreciation	$(1,760)
7 Contracts	10-Year U.S. Treasury Note Future expires June 2013, principal amount $919,859 value $923,891 cumulative appreciation	4,032
4 Contracts	Brent Crude Future expires August 2013, principal amount $427,125 value $435,760 cumulative appreciation	8,635
2 Contracts	Brent Crude Future expires August 2013, principal amount $217,185 value $217,880 cumulative appreciation	695
8 Contracts	Corn Future expires September 2013, principal amount $246,812 value $225,200 cumulative depreciation	(21,612)
6 Contracts	Corn Future expires September 2013, principal amount $180,946 value $168,900 cumulative depreciation	(12,046)
2 Contracts	Corn Future expires September 2013, principal amount $58,207 value $56,300 cumulative depreciation	(1,907)
2 Contracts	Corn Future expires September 2013, principal amount $57,357 value $56,300 cumulative depreciation	(1,057)
2 Contracts	Corn Future expires September 2013, principal amount $56,715 value $56,300 cumulative depreciation	(415)
1 Contracts	Corn Future expires September 2013, principal amount $28,966 value $28,150 cumulative depreciation	(816)
6 Contracts	Cotton Future expires July 2013, principal amount $263,946 value $269,430 cumulative appreciation	5,484
48 Contracts	Euro-Bund Future expires June 2013, principal amount $8,953,987 value $8,950,821 cumulative depreciation	(3,166)
24 Contracts	Euro-Bund Future expires June 2013, principal amount $4,418,944 value $4,475,411 cumulative appreciation	56,467
2 Contracts	Euro-Bund Future expires June 2013, principal amount $366,755, value $372,951 cumulative appreciation	6,196
3 Contracts	Gold Future expires August 2013, principal amount $473,860 value $479,220 cumulative appreciation	5,360
1 Contracts	Gold Future expires August 2013, principal amount $160,913 value $159,740 cumulative depreciation	(1,173)
2 Contracts	Silver Future expires July 2013, principal amount $289,882 value $283,820 cumulative depreciation	(6,062)
4 Contracts	Soybean Future expires November 2013, principal amount $261,864 value $250,300 cumulative depreciation	(11,564)
3 Contracts	Soybean Future expires November 2013, principal amount $191,648 value $187,725 cumulative depreciation	(3,923)
1 Contracts	Soybean Future expires November 2013, principal amount $63,991 value $62,575 cumulative depreciation	(1,416)
1 Contracts	Soybean Future expires November 2013, principal amount $63,616 value $62,575 cumulative depreciation	(1,041)
1 Contracts	Soybean Future expires November 2013, principal amount $63,291 value $62,575 cumulative depreciation	(716)
49 Contracts	U.S. Dollar Index Future expires June 2013, principal amount $4,087,322 value $,4,075,575 cumulative depreciation	(11,747)
44 Contracts	U.S. Dollar Index Future expires June 2013, principal amount $3,644,882 value $3,659,700 cumulative appreciation	14,818

Total		$21,266

Financial Futures - Short

9 Contracts	Coffee 'C' Future expires July 2013, principal amount $469,766 value $471,319 cumulative depreciation	$(1,553)
7 Contracts	Coffee 'C' Future expires July 2013, principal amount $393,871 value $366,581 cumulative appreciation	27,290
1 Contracts	Coffee 'C' Future expires July 2013, principal amount $54,896 value $52,368 cumulative appreciation	2,528
1 Contracts	Coffee 'C' Future expires July 2013, principal amount $54,071 value $52,369 cumulative appreciation	1,702
1 Contracts	Coffee 'C' Future expires July 2013, principal amount $53,828 value $52,369 cumulative appreciation	1,459
1 Contracts	Coffee 'C' Future expires July 2013, principal amount $53,734 value $52,369 cumulative appreciation	1,365
5 Contracts	Copper Future expires July 2013, principal amount $474,434 value $427,750 cumulative appreciation	46,684
5 Contracts	Copper Future expires July 2013, principal amount $432,759 value $427,750 cumulative appreciation	5,009
1 Contracts	Copper Future expires July 2013, principal amount $89,097 value $85,550 cumulative appreciation	3,547
1 Contracts	Copper Future expires July 2013, principal amount $86,609 value $85,550 cumulative appreciation	1,059
11 Contracts	Live Cattle Future expires October 2013, principal amount $566,530 value $569,910 cumulative depreciation	(3,380)
9 Contracts	Live Cattle Future expires October 2013, principal amount $461,468 value $466,290 cumulative depreciation	(4,822)
24 Contracts	Sugar #11 (World) Future expires October 2013, principal amount $490,470 value $487,872 cumulative appreciation	2,598
18 Contracts	Sugar #11 (World) Future expires October 2013, principal amount $389,596 value $365,904 cumulative appreciation	23,692
3, Contracts	Sugar #11 (World) Future expires October 2013, principal amount $63,291 value $60,984 cumulative appreciation	2,307
3 Contracts	Sugar #11 (World) Future expires October 2013, principal amount $62,989 value $60,984 cumulative appreciation	2,005
2 Contracts	Sugar #11 (World) Future expires October 2013, principal amount $41,567 value $40,656 cumulative appreciation	911
1 Contracts	Sugar #11 (World) Future expires October 2013, principal amount $21,310 value $20,328 cumulative appreciation	982
7 Contracts	Wheat Future expires September 2013, principal amount $275,192 value $244,738 cumulative appreciation	30,454
6 Contracts	Wheat Future expires September 2013, principal amount $222,691 value $209,775 cumulative appreciation	12,916
2 Contracts	Wheat Future expires September 2013, principal amount $75,468 value $69,925 cumulative appreciation	5,543
1 Contracts	Wheat Future expires September 2013, principal amount $36,596 value $34,963 cumulative appreciation	1,633
1 Contracts	Wheat Future expires September 2013, principal amount $35,722 value $34,963 cumulative appreciation	759
1 Contracts	Wheat Future expires September 2013, principal amount $34,784 value $34,963 cumulative depreciation	(179)
5 Contracts	WTI Crude Future expires June 2013, principal amount $456,484 value $487,450 cumulative depreciation	(30,966)
2 Contracts	WTI Crude Future expires June 2013, principal amount $193,723 value $194,980 cumulative depreciation	(1,257)

Total		$132,286

Commodity Swap outstanding at March 31, 2013

Counterparty	Notional Amount	Return Paid by the Fund	Return Received by the Fund	Termination Date	Unrealized Appreciation
UBS A.G.	37,073,981	If negative, a long/short basket of commodity indexes minus 22 basis points	If positive, a long/short basket of commodity indexes minus 22 basis points	3/29/13	$73,981

Total Return Swaps outstanding at March 31, 2013

Counterparty	Notional Amount	Return Paid by the Fund	Return Received by the Fund	Termination Date	Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.	20,100,000	3 month USD LIBOR plus 20 basis points	Barclays U.S. Credit RBI Series-1 Index	7/1/13	$(5,845)
Goldman Sachs International	12,100,000	3 month USD LIBOR minus 30 basis points	Russell 2000 Total Return Index	7/3/13	17,552
Goldman Sachs International	(9,900,000)	3 month USD LIBOR plus 10 basis points	S&P 500 Citigroup Pure Growth	7/3/13	(46,634)
Goldman Sachs International	(12,100,000)	3 month USD LIBOR plus 15 basis points	Russell 1000 Total Return Index	7/3/13	(52,598)
Goldman Sachs International	(6,500,573)	3 month USD LIBOR plus 20 basis points	MSCI Daily Trust Gross World	7/3/13	(22,574)
Goldman Sachs International	9,900,000	3 month USD LIBOR plus 35 basis points	S&P 500 Citigroup Pure Value	7/3/13	44,982
Goldman Sachs International	6,501,067	3 month USD LIBOR plus 37.5 basis points	MSCI Daily Trust Net Emerging Market	7/3/13	16
Total					$(65,101)

Notes to Consolidated Schedule of Investments (unaudited)

ADR	American Depositary Receipt

PLC	Public Limited Company

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2013)

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities: Common Stock
Commercial Banks	$-	$208,966	$-
Transportation - Marine	-	281,458	-
All Other	9,015,873	-	-
Money Market	-	60,187,793	-

Total Investments in Securities	$9,015,873	$60,678,217	$-
Other Financial Instruments(b):	$153,552	$7,094	$-

(a) Includes fair value factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2013 is noted below.

Fund	Aggregate Value
Janus Diversified Alternatives Fund	$44,745,760

Janus Flexible Bond Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 3.7%
$6,850,000	AmeriCredit Automobile Receivables Trust 2.6800%, 10/9/18	$7,044,520
85,278,359	Banc of America Large Loan Trust 2.5030%, 11/15/15 (144A),‡	85,744,575
2,649,000	Banc of America Large Loan Trust 1.3032%, 8/15/29 (144A),‡	2,584,905
11,722,835	Beacon Container Finance LLC 3.7200%, 9/20/27 (144A)	12,218,559
10,552,000	Commercial Mortgage Pass Through Certificates 3.3960%, 3/10/31 (144A)	10,858,678
10,365,000	Commercial Mortgage Trust 5.8670%, 12/10/49‡	11,726,640
7,446,000	FREMF Mortgage Trust 2.7997%, 5/25/19 (144A),‡	7,825,627
6,870,873	FREMF Mortgage Trust 4.9323%, 7/25/21 (144A),‡	7,644,066
6,423,000	GS Mortgage Securities Corp. II 3.7700%, 1/10/18 (144A),‡	6,525,617
4,679,000	GS Mortgage Securities Corp. II 2.9540%, 11/5/22 (144A)	4,661,154
11,020,000	GS Mortgage Securities Corp. II 3.4350%, 12/10/27 (144A),‡	9,971,028
12,256,000	GS Mortgage Securities Corp. II 2.8022%, 11/8/29 (144A),‡	12,319,020
5,829,000	GS Mortgage Securities Corp. II 3.8022%, 11/8/29 (144A),‡	5,853,744
14,570,000	GS Mortgage Securities Corp. Trust 3.5510%, 4/10/34 (144A),‡	15,320,574
6,243,000	Santander Drive Auto Receivables Trust 2.5200%, 9/15/16	6,341,446
6,185,000	Santander Drive Auto Receivables Trust 3.3000%, 9/17/18	6,392,377
8,309,000	Wachovia Bank Commercial Mortgage Trust 5.5910%, 4/15/47‡	9,188,034
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $217,346,943)		222,220,564
Bank Loans — 0.8%
Casino Hotels — 0.4%
23,105,093	MGM Resorts International 4.2500%, 12/20/19‡	23,463,222
Metal - Iron — 0.2%
9,851,495	FMG Resources August 2006 Pty, Ltd. 5.2500%, 10/18/17‡	9,963,211
Pharmaceuticals — 0.2%
11,386,269	Quintiles Transnational Corp. 4.5000%, 6/8/18‡	11,521,538
Total Bank Loans (cost $44,141,278)		44,947,971
Corporate Bonds — 53.6%
Aerospace and Defense – Equipment — 0.4%
11,757,000	Exelis, Inc. 4.2500%, 10/1/16	12,623,291
5,089,000	Exelis, Inc. 5.5500%, 10/1/21	5,411,424
4,145,000	TransDigm, Inc. 7.7500%, 12/15/18	4,549,137
		22,583,852
Agricultural Chemicals — 0.5%
10,471,000	CF Industries, Inc. 6.8750%, 5/1/18	12,545,849
11,922,000	CF Industries, Inc. 7.1250%, 5/1/20	14,771,394
		27,317,243
Airlines — 0.3%
3,700,000	Southwest Airlines Co. 5.2500%, 10/1/14	3,910,167
10,167,000	Southwest Airlines Co. 5.1250%, 3/1/17	11,173,218
		15,083,385
Automotive - Cars and Light Trucks — 0.1%
8,718,000	Jaguar Land Rover Automotive PLC 5.6250%, 2/1/23 (144A)	9,055,823
Brewery — 0.4%
9,622,000	Heineken N.V. 1.4000%, 10/1/17 (144A)	9,578,249
16,196,000	SABMiller Holdings, Inc. 3.7500%, 1/15/22 (144A)	17,335,372
		26,913,621
Broadcast Services and Programming — 0.3%
16,000,000	A&E Communications - Private Placement 3.6300%, 8/22/22	16,077,360
Building - Residential and Commercial — 0.3%
6,530,000	D.R. Horton, Inc. 4.7500%, 5/15/17	6,929,963
4,804,000	M.D.C. Holdings, Inc. 5.3750%, 12/15/14	5,152,583
4,573,000	Toll Brothers Finance Corp. 5.8750%, 2/15/22	5,113,213
		17,195,759
Building Products - Cement and Aggregate — 0.2%
11,559,000	Hanson, Ltd. 6.1250%, 8/15/16	12,757,206
Cable/Satellite Television — 0.1%
8,793,000	Comcast Corp. 3.1250%, 7/15/22	8,996,725
Casino Hotels — 0.3%
6,289,000	MGM Resorts International 6.6250%, 7/15/15	6,823,565
8,078,000	MGM Resorts International 7.5000%, 6/1/16	8,946,385
		15,769,950
Chemicals - Diversified — 0.8%
28,197,000	LyondellBasell Industries N.V. 5.0000%, 4/15/19	31,862,610
13,397,000	LyondellBasell Industries N.V. 6.0000%, 11/15/21	15,875,445
		47,738,055
Chemicals - Specialty — 0.9%
10,484,000	Ashland, Inc. 3.8750%, 4/15/18 (144A)	10,615,050
10,733,000	Ashland, Inc. 4.7500%, 8/15/22 (144A)	10,920,827
15,236,000	Ashland, Inc. 6.8750%, 5/15/43 (144A)	16,454,880
12,529,000	Ecolab, Inc. 3.0000%, 12/8/16	13,317,964
		51,308,721
Coatings and Paint Products — 0.2%
18,000	RPM International, Inc. 6.2500%, 12/15/13	18,625
8,739,000	Valspar Corp. 4.2000%, 1/15/22	9,510,243
		9,528,868
Commercial Banks — 2.9%
9,834,000	American Express Bank FSB 5.5000%, 4/16/13	9,847,709
10,643,000	CIT Group, Inc. 5.2500%, 4/1/14 (144A)	11,055,416
3,708,000	CIT Group, Inc. 4.7500%, 2/15/15 (144A)	3,884,130
20,472,000	CIT Group, Inc. 4.2500%, 8/15/17	21,393,240
6,059,000	CIT Group, Inc. 6.6250%, 4/1/18 (144A)	6,907,260
24,689,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)	27,096,177
11,915,000	HSBC Bank USA N.A. 4.8750%, 8/24/20	13,378,317
29,649,000	Intesa Sanpaolo SpA 3.8750%, 1/16/18	28,669,101
14,491,000	SVB Financial Group 5.3750%, 9/15/20	16,402,102
22,721,000	Zions Bancorp 7.7500%, 9/23/14	24,702,044
9,939,000	Zions Bancorp 4.5000%, 3/27/17	10,616,124
		173,951,620
Computer Aided Design — 0.4%
8,519,000	Autodesk, Inc. 1.9500%, 12/15/17	8,437,456
16,551,000	Autodesk, Inc. 3.6000%, 12/15/22	16,604,874
		25,042,330
Computers - Memory Devices — 0.2%
10,536,000	Seagate Technology International 10.0000%, 5/1/14 (144A)	11,141,820
Consulting Services — 1.2%
9,730,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	10,376,704
39,356,000	Verisk Analytics, Inc. 5.8000%, 5/1/21	45,409,779
18,326,000	Verisk Analytics, Inc. 4.1250%, 9/12/22	18,957,826
		74,744,309
Containers - Paper and Plastic — 0.4%
8,621,000	Packaging Corp. of America 3.9000%, 6/15/22	8,891,294
4,002,000	Rock-Tenn Co. 4.4500%, 3/1/19	4,344,583
9,980,000	Rock-Tenn Co. 4.9000%, 3/1/22	10,795,895
		24,031,772
Data Processing and Management — 0.3%
10,827,000	Fiserv, Inc. 3.1250%, 10/1/15	11,363,359
5,494,000	Fiserv, Inc. 3.1250%, 6/15/16	5,788,786
		17,152,145
Dialysis Centers — 0.2%
8,788,000	Fresenius Medical Care U.S. Finance II, Inc. 5.8750%, 1/31/22 (144A)	9,809,605
Diversified Banking Institutions — 3.9%
2,833,000	Bank of America Corp. 4.5000%, 4/1/15	3,001,912
20,332,000	Bank of America Corp. 1.5000%, 10/9/15	20,399,157
12,215,000	Bank of America Corp. 3.6250%, 3/17/16	12,957,501
14,702,000	Bank of America Corp. 3.7500%, 7/12/16	15,636,547
8,143,000	Bank of America Corp. 2.0000%, 1/11/18	8,104,264
11,064,000	Bank of America Corp. 8.0000%, 7/30/99‡	12,433,723
18,245,000	Bank of America Corp. 8.1250%, 11/15/99‡	20,528,489
7,016,000	Citigroup, Inc. 5.0000%, 9/15/14	7,367,010
13,255,000	Goldman Sachs Group, Inc. 3.6250%, 2/7/16	14,076,717
7,990,000	Goldman Sachs Group, Inc. 5.6250%, 1/15/17	8,945,508
33,440,000	Goldman Sachs Group, Inc. 2.3750%, 1/22/18	33,895,854
13,570,000	Goldman Sachs Group, Inc. 3.6250%, 1/22/23	13,665,438
3,352,000	Morgan Stanley 4.2000%, 11/20/14	3,508,512
11,356,000	Morgan Stanley 4.0000%, 7/24/15	11,985,338
36,636,000	Morgan Stanley 3.4500%, 11/2/15	38,393,649
6,197,000	Morgan Stanley 4.7500%, 3/22/17	6,835,434
3,828,000	Royal Bank of Scotland Group PLC 2.5500%, 9/18/15	3,934,376
		235,669,429
Diversified Financial Services — 1.3%
12,530,000	Carlyle Holdings Finance LLC 3.8750%, 2/1/23 (144A)	12,834,341
5,442,000	General Electric Capital Corp. 5.9000%, 5/13/14	5,766,169
2,229,000	General Electric Capital Corp. 4.8750%, 3/4/15	2,404,505
1,237,000	General Electric Capital Corp. 3.5000%, 6/29/15	1,308,513
1,413,000	General Electric Capital Corp. 6.3750%, 11/15/67‡	1,497,780
15,000,000	General Electric Capital Corp. 6.2500%, 12/15/99‡	16,462,995
30,500,000	General Electric Capital Corp. 7.1250%, 12/15/99‡	35,473,483
		75,747,786
Diversified Minerals — 0.2%
13,990,000	FMG Resources August 2006 Pty, Ltd. 7.0000%, 11/1/15 (144A)	14,654,525
Diversified Operations — 0.1%
7,481,000	GE Capital Trust I 6.3750%, 11/15/67‡	7,929,860
Electric - Generation — 0%
2,583,000	AES Corp. 7.7500%, 10/15/15	2,902,646
Electric - Integrated — 1.5%
7,541,000	Calpine Construction Finance Co. L.P. / CCFC Finance Corp. 8.0000%, 6/1/16 (144A)	7,908,623
13,314,000	CMS Energy Corp. 4.2500%, 9/30/15	14,292,233
9,911,000	CMS Energy Corp. 5.0500%, 2/15/18	11,303,456
9,210,000	Great Plains Energy, Inc. 4.8500%, 6/1/21	10,287,220
6,457,000	Monongahela Power Co., Inc 6.7000%, 6/15/14	6,895,127
18,846,000	PPL Energy Supply LLC 4.6000%, 12/15/21	20,083,956
9,977,000	PPL WEM Holdings PLC 3.9000%, 5/1/16 (144A)	10,538,765
6,628,000	PPL WEM Holdings PLC 5.3750%, 5/1/21 (144A)	7,576,361
		88,885,741
Electronic Components – Semiconductors — 0.7%
43,040,000	Samsung Electronics America, Inc. 1.7500%, 4/10/17 (144A)	43,655,472
Electronic Connectors — 0.6%
15,555,000	Amphenol Corp. 4.7500%, 11/15/14	16,478,656
18,672,000	Amphenol Corp. 4.0000%, 2/1/22	19,557,463
		36,036,119
Electronic Measuring Instruments — 0.4%
4,736,000	Agilent Technologies, Inc. 2.5000%, 7/15/13	4,763,223
16,490,000	FLIR Systems, Inc. 3.7500%, 9/1/16	17,212,476
		21,975,699
Engineering - Research and Development Services — 0.4%
11,760,000	URS Corp. 4.1000%, 4/1/17 (144A)	12,221,321
11,296,000	URS Corp. 5.2500%, 4/1/22 (144A)	11,860,202
		24,081,523
Finance - Auto Loans — 1.2%
35,910,000	Ford Motor Credit Co. LLC 3.8750%, 1/15/15	37,330,815
8,852,000	Ford Motor Credit Co. LLC 3.0000%, 6/12/17	9,078,443
10,292,000	Ford Motor Credit Co. LLC 6.6250%, 8/15/17	12,002,726
11,191,000	Ford Motor Credit Co. LLC 5.0000%, 5/15/18	12,325,879
		70,737,863
Finance - Credit Card — 0.4%
13,627,000	American Express Co. 6.8000%, 9/1/66‡	14,683,092
10,078,000	American Express Credit Corp. 1.7500%, 6/12/15	10,297,509
		24,980,601
Finance - Investment Bankers/Brokers — 1.7%
9,602,000	Charles Schwab Corp. 7.0000%, 8/1/99‡	11,170,900
14,608,000	Lazard Group LLC 7.1250%, 5/15/15	16,159,296
2,333,000	Lazard Group LLC 6.8500%, 6/15/17	2,682,348
40,615,000	Raymond James Financial, Inc. 5.6250%, 4/1/24	46,288,266
16,230,000	TD Ameritrade Holding Corp. 4.1500%, 12/1/14	17,121,530
5,705,000	TD Ameritrade Holding Corp. 5.6000%, 12/1/19	6,832,154
		100,254,494
Finance - Mortgage Loan Banker — 0.3%
18,190,000	Northern Rock Asset Management PLC 5.6250%, 6/22/17 (144A)	21,079,936
Food - Meat Products — 0.9%
35,607,000	Tyson Foods, Inc. 6.6000%, 4/1/16	40,787,676
14,631,000	Tyson Foods, Inc. 4.5000%, 6/15/22	15,920,357
		56,708,033
Food - Miscellaneous/Diversified — 1.5%
7,712,000	ARAMARK Corp. 8.5000%, 2/1/15	7,712,077
7,953,000	ConAgra Foods, Inc. 3.2000%, 1/25/23	7,926,866
2,117,000	Dole Food Co., Inc. 13.8750%, 3/15/14	2,254,605
19,400,000	Hawk Acquisition Sub, Inc. 4.2500%, 10/15/20 (144A)	19,424,250
49,956,000	Kraft Foods Group, Inc. 2.2500%, 6/5/17	51,825,204
		89,143,002
Food - Retail — 0.2%
1,989,000	Safeway, Inc. 3.9500%, 8/15/20	2,032,463
9,920,000	Safeway, Inc. 4.7500%, 12/1/21	10,678,553
		12,711,016
Gas - Transportation — 0%
1,862,000	Southern Star Central Gas Pipeline, Inc. 6.0000%, 6/1/16 (144A)	2,061,625
Hotels and Motels — 0.4%
6,948,000	Hyatt Hotels Corp. 5.7500%, 8/15/15 (144A)	7,547,828
2,541,000	Starwood Hotels & Resorts Worldwide, Inc. 6.7500%, 5/15/18	3,084,479
10,427,000	Starwood Hotels & Resorts Worldwide, Inc. 7.1500%, 12/1/19	13,176,183
		23,808,490
Investment Management and Advisory Services — 0.9%
13,940,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	15,612,800
21,364,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	22,378,790
12,865,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.8750%, 3/15/22 (144A)	13,604,738
		51,596,328
Life and Health Insurance — 0.6%
32,041,000	Primerica, Inc. 4.7500%, 7/15/22	35,541,800
Linen Supply & Related Items — 0.2%
5,784,000	Cintas Corp. No. 2 2.8500%, 6/1/16	6,072,853
6,171,000	Cintas Corp. No. 2 4.3000%, 6/1/21	6,785,687
		12,858,540
Machine Tools and Related Products — 0.1%
5,312,000	Kennametal, Inc. 2.6500%, 11/1/19	5,310,348
Medical - Biomedical and Genetic — 0.1%
6,472,000	Bio-Rad Laboratories, Inc. 8.0000%, 9/15/16	6,897,100
Medical - Drugs — 1.3%
34,556,000	AbbVie, Inc. 1.7500%, 11/6/17 (144A)	34,976,235
17,253,000	AbbVie, Inc. 2.0000%, 11/6/18 (144A)	17,458,656
20,266,000	AbbVie, Inc. 2.9000%, 11/6/22 (144A)	20,284,260
4,026,000	Zoetis, Inc. 1.8750%, 2/1/18 (144A)	4,051,956
		76,771,107
Medical - Generic Drugs — 0.8%
26,162,000	Actavis, Inc. 1.8750%, 10/1/17	26,467,101
23,657,000	Actavis, Inc. 3.2500%, 10/1/22	23,980,841
		50,447,942
Medical Labs and Testing Services — 0.3%
18,183,000	Laboratory Corp. of America Holdings 3.7500%, 8/23/22	18,666,413
Metal Processors and Fabricators — 0.4%
20,883,000	Precision Castparts Corp. 1.2500%, 1/15/18	20,926,395
2,235,000	Timken Co. 6.0000%, 9/15/14	2,377,837
		23,304,232
Multi-Line Insurance — 1.6%
17,906,000	American International Group, Inc. 4.2500%, 9/15/14	18,755,908
5,568,000	American International Group, Inc. 5.6000%, 10/18/16	6,326,907
10,006,000	American International Group, Inc. 5.4500%, 5/18/17	11,462,203
9,334,000	American International Group, Inc. 6.2500%, 3/15/37	10,338,339
30,264,000	American International Group, Inc. 8.1750%, 5/15/58‡	40,742,910
8,814,000	ING U.S., Inc. 2.9000%, 2/15/18 (144A)	8,940,014
		96,566,281
Multimedia — 0.1%
4,531,000	CC Holdings GS V LLC 2.3810%, 12/15/17 (144A)	4,560,297
Oil - Field Services — 0.5%
9,831,000	Korea National Oil Corp. 4.0000%, 10/27/16 (144A)	10,664,954
18,225,000	Schlumberger Investment S.A. 1.9500%, 9/14/16 (144A)	18,807,690
		29,472,644
Oil and Gas Drilling — 0.7%
6,920,000	Nabors Industries, Inc. 6.1500%, 2/15/18	7,868,005
23,900,000	Nabors Industries, Inc. 5.0000%, 9/15/20	25,491,190
8,193,000	Rowan Cos., Inc. 5.0000%, 9/1/17	9,132,115
		42,491,310
Oil Companies - Exploration and Production — 2.8%
10,395,000	Anadarko Petroleum Corp. 6.4500%, 9/15/36	12,776,203
52,799,000	Chesapeake Energy Corp. 5.3750%, 6/15/21	52,996,996
13,278,000	Cimarex Energy Co. 5.8750%, 5/1/22	14,240,655
36,785,000	Continental Resources, Inc. 5.0000%, 9/15/22	39,084,063
9,997,000	Petrohawk Energy Corp. 10.5000%, 8/1/14	10,571,178
2,123,000	Petrohawk Energy Corp. 7.2500%, 8/15/18	2,375,520
11,674,000	Petrohawk Energy Corp. 6.2500%, 6/1/19	13,256,014
17,278,000	Plains Exploration & Production Co. 6.8750%, 2/15/23	19,567,335
5,851,000	Whiting Petroleum Corp. 6.5000%, 10/1/18	6,289,825
		171,157,789
Oil Companies - Integrated — 1.5%
41,414,000	Chevron Corp. 2.3550%, 12/5/22	41,115,198
8,259,000	Phillips 66 2.9500%, 5/1/17	8,752,814
38,644,000	Shell International Finance B.V. 2.3750%, 8/21/22	38,340,915
		88,208,927
Oil Refining and Marketing — 0.1%
7,537,000	Motiva Enterprises LLC 5.7500%, 1/15/20 (144A)	9,048,658
Pharmacy Services — 1.3%
14,412,000	Express Scripts Holding Co. 2.1000%, 2/12/15	14,722,953
10,667,000	Express Scripts Holding Co. 3.1250%, 5/15/16	11,268,341
50,617,000	Express Scripts Holding Co. 2.6500%, 2/15/17	53,019,182
		79,010,476
Pipelines — 4.1%
10,746,000	DCP Midstream Operating L.P. 3.2500%, 10/1/15	11,192,367
23,893,000	DCP Midstream Operating L.P. 4.9500%, 4/1/22	26,085,828
1,910,000	El Paso Pipeline Partners Operating Co. LLC 6.5000%, 4/1/20	2,314,334
8,195,000	El Paso Pipeline Partners Operating Co. LLC 5.0000%, 10/1/21	9,188,086
20,023,000	Energy Transfer Partners L.P. 4.6500%, 6/1/21	21,794,335
15,684,000	Energy Transfer Partners L.P. 3.6000%, 2/1/23	15,607,446
15,392,000	Kinder Morgan Energy Partners L.P. 3.4500%, 2/15/23	15,556,818
9,937,000	Kinder Morgan Energy Partners L.P. 3.5000%, 9/1/23	10,073,912
16,881,000	Kinder Morgan Finance Co. ULC 5.7000%, 1/5/16	18,355,235
14,158,000	Plains All American Pipeline L.P. / PAA Finance Corp. 3.9500%, 9/15/15	15,203,427
8,321,000	Sunoco Logistics Partners Operations L.P. 4.6500%, 2/15/22	9,038,769
7,016,000	TC Pipelines L.P. 4.6500%, 6/15/21	7,531,851
47,562,000	Western Gas Partners L.P. 5.3750%, 6/1/21	53,795,095
15,008,000	Western Gas Partners L.P. 4.0000%, 7/1/22	15,525,131
13,898,000	Williams Cos., Inc. 3.7000%, 1/15/23	13,796,670
		245,059,304
Publishing - Newspapers — 0%
1,700,000	Gannett Co., Inc. 6.3750%, 9/1/15	1,861,500
Publishing - Periodicals — 0.3%
16,213,000	UBM PLC 5.7500%, 11/3/20 (144A)	17,172,161
Real Estate Management/Services — 0.5%
5,833,000	CBRE Services, Inc. 6.6250%, 10/15/20	6,328,805
20,445,000	Jones Lang LaSalle, Inc. 4.4000%, 11/15/22	21,031,853
		27,360,658
Real Estate Operating/Development — 0.2%
10,766,000	Post Apartment Homes L.P. 4.7500%, 10/15/17	11,991,020
Reinsurance — 0.2%
11,363,000	Berkshire Hathaway, Inc. 3.2000%, 2/11/15	11,925,446
REIT - Diversified — 1.6%
19,112,000	American Tower Trust I 1.5510%, 3/15/18 (144A)	19,186,327
38,975,000	American Tower Trust I 3.0700%, 3/15/23 (144A)	39,220,971
8,925,000	Goodman Funding Pty, Ltd. 6.3750%, 11/12/20 (144A)	10,392,895
24,553,000	Goodman Funding Pty, Ltd. 6.3750%, 4/15/21 (144A)	28,417,568
		97,217,761
REIT - Health Care — 0.2%
4,703,000	Senior Housing Properties Trust 6.7500%, 4/15/20	5,364,933
5,497,000	Senior Housing Properties Trust 6.7500%, 12/15/21	6,353,559
		11,718,492
REIT - Hotels — 0.3%
10,754,000	Host Hotels & Resorts L.P. 6.7500%, 6/1/16	10,955,637
6,627,000	Host Hotels & Resorts L.P. 3.7500%, 10/15/23	6,652,912
		17,608,549
REIT - Office Property — 1.0%
23,604,000	Alexandria Real Estate Equities, Inc. 4.6000%, 4/1/22	25,437,441
3,823,000	Reckson Operating Partnership L.P. 6.0000%, 3/31/16	4,188,884
10,207,000	SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership 5.0000%, 8/15/18	11,129,212
18,322,000	SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership 7.7500%, 3/15/20	22,493,205
		63,248,742
REIT - Regional Malls — 0.5%
30,849,000	Rouse Co. LLC 6.7500%, 11/9/15	31,967,276
Retail - Regional Department Stores — 0.2%
4,977,000	Macy's Retail Holdings, Inc. 5.7500%, 7/15/14	5,279,204
4,618,000	Macy's Retail Holdings, Inc. 5.9000%, 12/1/16	5,365,289
—	Macy's Retail Holdings, Inc. 6.9000%, 4/1/29	—
		10,644,493
Retail - Restaurants — 0.2%
10,758,000	Brinker International, Inc. 5.7500%, 6/1/14	11,314,630
Rubber - Tires — 0.1%
4,419,000	Continental Rubber of America Corp. 4.5000%, 9/15/19 (144A)	4,518,428
Satellite Telecommunications — 0.1%
7,871,000	SES S.A. 3.6000%, 4/4/23 (144A)	7,943,571
Security Services — 0.8%
44,157,000	ADT Corp. 4.1250%, 6/15/23 (144A)	45,818,407
Semiconductor Components/Integrated Circuits — 0.9%
52,322,000	TSMC Global, Ltd. 1.6250%, 4/3/18 (144A)	51,981,907
Steel - Producers — 0.5%
10,054,000	ArcelorMittal 5.0000%, 2/25/17	10,521,511
13,451,000	Steel Dynamics, Inc. 6.7500%, 4/1/15	13,504,804
7,182,000	Steel Dynamics, Inc. 5.2500%, 4/15/23 (144A)	7,280,753
		31,307,068
Super-Regional Banks — 0.4%
17,289,000	Wells Fargo & Co. 3.4500%, 2/13/23	17,405,182
8,178,000	Wells Fargo & Co. 7.9800%, 9/15/99‡	9,435,368
		26,840,550
Telecommunication Services — 0.2%
10,571,000	SBA Tower Trust 2.9330%, 12/15/17 (144A)	11,039,401
Telephone - Integrated — 0.6%
34,633,000	Qwest Communications International, Inc. 7.1250%, 4/1/18	36,018,320
Transportation - Railroad — 0.5%
2,507,521	CSX Transportation, Inc. 8.3750%, 10/15/14	2,767,135
15,034,000	Kansas City Southern de Mexico S.A. de C.V. 8.0000%, 2/1/18	16,424,645
11,469,000	Kansas City Southern de Mexico S.A. de C.V. 6.6250%, 12/15/20	13,017,315
		32,209,095
Transportation - Services — 0%
2,248,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	2,316,063
Transportation - Truck — 0.3%
16,202,000	JB Hunt Transport Services, Inc. 3.3750%, 9/15/15	16,832,193
Trucking and Leasing — 0.5%
3,871,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.5000%, 3/15/16 (144A)	3,964,895
20,455,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.3750%, 3/15/18 (144A)	21,278,437
7,829,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 4.2500%, 1/17/23 (144A)	7,885,392
		33,128,724
Total Corporate Bonds (cost $3,079,882,204)		3,230,177,980
Mortgage-Backed Securities — 20.1%
Fannie Mae:
4,629,122	5.5000%, 1/1/25	5,068,845
11,630,940	5.5000%, 7/1/25	12,709,927
20,152,795	5.5000%, 8/1/25	22,067,120
14,987,503	5.0000%, 9/1/29	16,246,765
5,922,883	5.0000%, 1/1/30	6,420,529
2,878,019	5.5000%, 1/1/33	3,195,830
8,257,840	5.0000%, 9/1/33	9,333,595
1,921,913	5.0000%, 11/1/33	2,086,753
3,692,306	5.0000%, 12/1/33	4,023,305
2,032,620	5.0000%, 2/1/34	2,214,836
8,720,477	5.5000%, 4/1/34	9,601,699
14,165,951	5.5000%, 9/1/34	15,628,438
4,267,454	5.5000%, 5/1/35	4,681,352
33,278,621	5.5000%, 7/1/35	36,714,292
6,641,042	5.0000%, 10/1/35	7,211,098
17,020,706	6.0000%, 10/1/35	18,793,873
14,813,237	6.0000%, 12/1/35	16,667,856
6,914,811	5.5000%, 1/1/36	7,585,475
14,713,256	5.5000%, 7/1/36	16,232,247
4,970,296	6.0000%, 2/1/37	5,691,558
4,834,259	6.0000%, 3/1/37	5,318,271
19,353,883	5.5000%, 5/1/37	21,452,973
3,662,585	6.0000%, 5/1/37	4,021,251
3,470,494	5.5000%, 7/1/37	3,785,405
3,402,757	5.5000%, 3/1/38	3,778,513
15,483,852	6.0000%, 10/1/38	17,548,457
4,043,253	6.0000%, 11/1/38	4,439,196
9,746,765	6.0000%, 11/1/38	10,783,781
38,214,399	6.0000%, 1/1/39	41,922,564
8,232,783	5.0000%, 5/1/39	9,174,064
20,462,420	6.0000%, 10/1/39	22,863,984
13,745,320	5.0000%, 2/1/40	15,157,938
6,579,041	5.0000%, 6/1/40	7,320,964
13,699,914	5.0000%, 6/1/40	15,107,865
29,456,494	6.0000%, 7/1/40	33,132,726
3,482,864	4.5000%, 10/1/40	3,890,177
3,306,487	4.0000%, 12/1/40	3,608,824
3,428,674	5.0000%, 3/1/41	3,815,328
6,333,013	4.5000%, 4/1/41	6,956,700
6,409,360	5.0000%, 4/1/41	7,200,248
8,744,532	5.0000%, 4/1/41	9,911,015
10,477,079	4.5000%, 5/1/41	11,548,612
7,674,997	5.0000%, 5/1/41	8,449,371
14,179,113	5.0000%, 6/1/41	15,636,311
270,250	5.0000%, 9/1/41	298,024
10,547,542	4.5000%, 10/1/41	11,576,697
6,732,453	5.0000%, 10/1/41	7,506,404
Freddie Mac:
3,871,744	5.0000%, 1/1/19	4,145,754
2,998,227	5.0000%, 2/1/19	3,210,417
4,183,825	5.5000%, 8/1/19	4,483,843
6,720,302	5.0000%, 6/1/20	7,212,711
15,009,380	5.5000%, 12/1/28	16,505,542
19,882,136	5.0000%, 1/1/36	22,198,821
11,021,867	5.5000%, 10/1/36	12,322,935
6,037,578	5.0000%, 11/1/36	6,516,560
7,284,380	6.0000%, 1/1/38	7,973,532
2,562,949	5.5000%, 5/1/38	2,821,200
49,718,922	6.0000%, 11/1/38	56,753,243
7,599,084	5.5000%, 1/1/39	8,296,637
18,608,563	5.0000%, 5/1/39	20,501,791
7,288,429	5.5000%, 10/1/39	8,037,182
7,585,565	4.5000%, 1/1/41	8,413,734
16,621,709	5.0000%, 5/1/41	18,745,480
2,971,597	4.5000%, 9/1/41	3,245,579
7,415,343	5.0000%, 9/1/41	8,076,390
Ginnie Mae:
8,051,273	4.0000%, 8/15/24	8,697,462
6,734,619	6.0000%, 11/20/34	7,641,477
30,275,900	5.5000%, 3/20/35	33,408,508
4,383,409	5.5000%, 9/15/35	4,934,352
7,742,197	5.5000%, 3/15/36	8,524,521
9,323,891	5.5000%, 3/20/36	10,253,657
11,787,524	5.5000%, 5/20/36	12,985,063
5,358,559	6.0000%, 1/20/39	6,033,235
5,316,379	5.0000%, 4/15/39	5,812,464
12,221,660	5.0000%, 9/15/39	13,466,656
25,356,057	5.0000%, 9/15/39	27,938,975
6,952,365	5.0000%, 10/15/39	7,672,370
10,542,266	5.0000%, 10/15/39	11,506,225
11,968,026	5.0000%, 11/15/39	13,186,630
3,475,950	5.0000%, 1/15/40	3,803,646
2,506,327	5.0000%, 4/15/40	2,742,279
4,150,983	5.0000%, 4/15/40	4,696,786
4,459,433	5.0000%, 5/15/40	4,939,658
9,945,458	5.0000%, 5/20/40	11,033,554
3,974,575	5.0000%, 7/15/40	4,348,950
11,509,265	5.0000%, 7/15/40	12,678,633
11,411,421	5.0000%, 2/15/41	12,629,571
11,338,101	5.5000%, 4/20/41	12,412,031
13,548,285	4.5000%, 5/15/41	14,908,774
4,717,528	5.0000%, 5/15/41	5,189,930
2,907,733	5.0000%, 6/20/41	3,204,049
12,077,285	5.0000%, 6/20/41	13,308,036
3,064,957	4.5000%, 7/15/41	3,382,084
4,275,912	5.0000%, 9/15/41	4,676,356
4,215,160	5.5000%, 9/20/41	4,614,415
25,695,834	5.0000%, 10/15/41	28,102,276
20,656,737	5.0000%, 10/20/41	22,632,684
1,992,204	6.0000%, 10/20/41	2,243,035
7,556,162	6.0000%, 12/20/41	8,507,529
13,192,244	5.5000%, 1/20/42	14,458,286
6,671,694	6.0000%, 1/20/42	7,511,701
6,707,986	6.0000%, 2/20/42	7,552,563
5,692,320	6.0000%, 3/20/42	6,409,019
23,076,935	6.0000%, 4/20/42	26,413,541
5,423,471	3.5000%, 5/20/42	5,833,113
16,028,173	6.0000%, 5/20/42	18,046,220
6,246,058	6.0000%, 7/20/42	7,032,475
6,290,336	6.0000%, 8/20/42	7,082,328
4,094,011	6.0000%, 9/20/42	4,609,472
5,871,964	6.0000%, 11/20/42	6,611,280
Total Mortgage-Backed Securities (cost $1,211,221,944)		1,211,518,276

Preferred Stock — 0.6%
Diversified Banking Institutions — 0.1%
133,190	Goldman Sachs Group, Inc., 5.9500%	3,369,707
Diversified Financial Services — 0.1%
236,750	Citigroup Capital XIII, 7.8750%	6,768,682
Finance - Credit Card — 0.4%
955,570	Discover Financial Services, 6.5000%	24,691,929
Total Preferred Stock (cost $33,881,150)		34,830,318
U.S. Treasury Notes/Bonds — 18.5%
U.S. Treasury Notes/Bonds:
$61,592,000	0.2500%, 3/31/14**	61,637,701
8,825,000	0.2500%, 4/30/14	8,831,548
62,099,000	0.2500%, 5/31/14	62,142,656
114,282,000	0.2500%, 8/31/14	114,340,055
26,387,000	0.2500%, 9/15/14	26,400,405
66,254,000	0.2500%, 9/30/14	66,287,657
9,215,000	0.2500%, 10/31/14	9,218,962
10,205,000	0.2500%, 11/30/14	10,208,990
6,345,000	0.1250%, 12/31/14	6,334,093
11,049,000	0.2500%, 1/15/15	11,051,155
34,991,300	2.1250%, 5/31/15	36,382,764
5,620,000	0.3750%, 6/15/15	5,631,853
12,430,000	0.3750%, 2/15/16	12,437,769
7,352,000	1.0000%, 8/31/16	7,489,276
11,064,900	1.0000%, 9/30/16	11,271,504
8,303,500	1.0000%, 10/31/16	8,457,248
1,143,000	0.8750%, 11/30/16	1,158,716
111,205,500	0.8750%, 1/31/17	112,665,072
17,193,000	0.8750%, 2/28/17	17,413,277
27,285,000	0.7500%, 6/30/17	27,442,735
9,165,000	0.7500%, 10/31/17	9,191,496
11,280,000	0.7500%, 12/31/17	11,294,980
18,360,000	0.8750%, 1/31/18	18,479,046
16,653,100	2.3750%, 5/31/18	17,980,152
3,691,700	1.7500%, 10/31/18	3,863,885
10,370,000	1.0000%, 9/30/19	10,292,225
43,707,200	3.1250%, 5/15/21**	49,215,006
111,545,300	2.1250%, 8/15/21	116,564,838
27,582,300	2.0000%, 11/15/21	28,444,247
5,740,000	2.0000%, 2/15/22	5,900,990
18,502,000	1.7500%, 5/15/22	18,555,489
12,780,000	1.6250%, 8/15/22	12,615,253
29,650,000	1.6250%, 11/15/22	29,124,187
59,755,000	2.0000%, 2/15/23	60,511,259
106,034,000	3.1250%, 2/15/43	106,232,814
Total U.S. Treasury Notes/Bonds (cost $1,098,951,616)		1,115,069,303
Money Market — 2.7%
164,598,513	Janus Cash Liquidity Fund LLC, 0% (cost $164,598,513)	164,598,513
Total Investments (total cost $5,850,023,648) – 100%		$6,023,362,925

Summary of Investments by Country – (Long Positions)

As of March 31, 2013 (unaudited)

Country	Value	% of Investment Securities
Australia	$55,781,051	0.9%
Cayman Islands	11,141,820	0.2%
Italy	28,669,101	0.5%
Jersey	17,172,161	0.3%
Luxembourg	37,272,772	0.6%
Mexico	29,441,960	0.5%
Netherlands	95,657,219	1.6%
South Korea	10,664,954	0.2%
United Kingdom	64,942,467	1.1%
United States††	5,620,637,513	93.3%
Virgin Islands (British)	51,981,907	0.8%
Total	$6,023,362,925	100.0%

††	Includes Cash Equivalents of 2.7%.

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company

REIT	Real Estate Investment Trust

ULC	Unlimited Liability Company

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open future contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

‡	Rate is subject to change. Rate shown reflects current rate.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2013 is indicated in the table below:

Fund	Value		Value as a % of Total Investments
Janus Flexible Bond Fund	$ 939,938,82	9	15.6%

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary

(as of March 31, 2013)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$222,220,564	$-
Bank Loans	-	44,947,971	-
Corporate Bonds	-	3,230,177,980	-
Mortgage- Backed Securities	-	1,211,518,276	-
Preferred Stock	-	34,830,318	-
U.S. Treasury Notes/Bonds	-	1,115,069,303	-
Money Market	-	164,598,513	-

Total Investments in Securities	$-	$6,023,362,925	$-

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2013 is noted below.

Fund	Aggregate Value
Janus Flexible Bond Fund	$88,821,290

Janus Global Allocation Fund – Conservative

(formerly named Janus Conservative Allocation Fund)

Schedule of Investments (unaudited)

Shares		Value
Mutual Funds(1) — 100.0%
Equity Funds — 44.5%
1,419,172	INTECH International Fund - Class I Shares	$11,268,223
692,143	INTECH U.S. Growth Fund - Class I Shares	11,337,311
1,156,415	INTECH U.S. Value Fund - Class I Shares	14,166,081
1,408,528	Janus Diversified Alternatives Fund - Class N Shares	14,085,279
160,270	Janus Fund - Class N Shares	5,465,223
261,853	Janus Global Real Estate Fund - Class I Shares	2,835,865
217,238	Janus Global Research Fund(2) - Class I Shares	11,309,412
523,613	Janus Global Select Fund - Class I Shares	5,655,018
2,036,128	Janus International Equity Fund - Class N Shares	24,005,948
166,642	Janus Overseas Fund - Class N Shares	5,602,508
284,980	Janus Triton Fund - Class N Shares	5,665,403
743,772	Perkins Large Cap Value Fund - Class N Shares	11,312,768
120,489	Perkins Small Cap Value Fund - Class N Shares	2,821,867
		125,530,906
Fixed Income Funds — 55.5%
2,640,042	Janus Flexible Bond Fund - Class N Shares	28,486,049
10,951,681	Janus Global Bond Fund - Class I Shares	112,583,281
5,038,589	Janus Short-Term Bond Fund - Class N Shares	15,518,854
		156,588,184
Total Investments (total cost $261,964,042) – 100%		$282,119,090

(1)	The Fund invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.

(2)	Effective March 15, 2013, Janus Global Research Fund merged with and into Janus Worldwide Fund. Following the merger, Janus Worldwide Fund was renamed Janus Global Research Fund.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2013)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mutual Funds
Equity Funds	$—	$125,530,906	$—
Fixed Income Funds	—	156,588,184	—
Total Investments	$—	$282,119,090	$—

Janus Global Allocation Fund – Growth

(formerly named Janus Growth Allocation Fund)

Schedule of Investments (unaudited)

Shares		Value
Mutual Funds(1) — 100.0%
Equity Funds — 84.0%
3,275,839	INTECH International Fund - Class I Shares	$26,010,163
759,862	INTECH U.S. Growth Fund - Class I Shares	12,446,546
1,726,597	INTECH U.S. Value Fund - Class I Shares	21,150,808
293,314	Janus Contrarian Fund - Class I Shares	4,965,814
1,484,461	Janus Diversified Alternatives Fund - Class N Shares	14,844,610
874,241	Janus Emerging Markets Fund - Class I Shares	7,422,304
68,469	Janus Enterprise Fund - Class N Shares	4,979,035
145,836	Janus Fund - Class N Shares	4,973,012
685,981	Janus Global Real Estate Fund - Class I Shares	7,429,170
190,793	Janus Global Research Fund(2) - Class I Shares	9,932,671
689,807	Janus Global Select Fund - Class I Shares	7,449,915
3,366,131	Janus International Equity Fund - Class N Shares	39,686,678
439,058	Janus Overseas Fund - Class N Shares	14,761,132
250,289	Janus Triton Fund - Class N Shares	4,975,754
76,220	Janus Twenty Fund - Class D Shares	4,971,085
816,537	Perkins Large Cap Value Fund - Class N Shares	12,419,534
209,670	Perkins Mid Cap Value Fund - Class N Shares	4,973,384
212,744	Perkins Small Cap Value Fund - Class N Shares	4,982,453
		208,374,068
Fixed Income Fund — 16.0%
3,849,846	Janus Global Bond Fund - Class I Shares	39,576,415
Total Investments (total cost $212,931,656) – 100%		$247,950,483

(1)	The Fund invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.

(2)	Effective March 15, 2013, Janus Global Research Fund merged with and into Janus Worldwide Fund. Following the merger, Janus Worldwide Fund was renamed Janus Global Research Fund.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2013)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mutual Funds
Equity Funds	$—	$84,423,501	$—
Fixed Income Fund	—	39,576,415	—
Total Mutual Funds	—	123,999,916	—
Total Investments	$—	$123,999,916	$—

Janus Global Allocation Fund – Moderate

(formerly named Janus Moderate Allocation Fund)

Schedule of Investments (unaudited)

Shares		Value
Mutual Funds(1) — 100.0%
Equity Funds — 67.1%
2,728,749	INTECH International Fund - Class I Shares	$21,666,272
709,800	INTECH U.S. Growth Fund - Class I Shares	11,626,518
1,778,868	INTECH U.S. Value Fund - Class I Shares	21,791,130
171,243	Janus Contrarian Fund - Class I Shares	2,899,139
2,599,952	Janus Diversified Alternatives Fund – Class N Shares	25,999,525
680,527	Janus Emerging Markets Fund - Class I Shares	5,777,673
170,284	Janus Fund - Class N Shares	5,806,682
531,522	Janus Global Real Estate Fund - Class I Shares	5,756,380
167,083	Janus Global Research Fund(2) - Class I Shares	8,698,326
536,964	Janus Global Select Fund - Class I Shares	5,799,209
2,947,812	Janus International Equity Fund - Class N Shares	34,754,709
341,768	Janus Overseas Fund - Class N Shares	11,490,232
292,249	Janus Triton Fund - Class N Shares	5,809,906
88,998	Janus Twenty Fund - Class D Shares	5,804,444
953,421	Perkins Large Cap Value Fund - Class N Shares	14,501,542
247,121	Perkins Small Cap Value Fund - Class N Shares	5,787,584
		193,969,271
Fixed Income Funds — 32.9%
8,420,362	Janus Global Bond Fund - Class I Shares	86,561,324
2,819,963	Janus Short-Term Bond Fund - Class N Shares	8,685,485
		95,246,809
Total Investments (total cost $257,748,908) – 100%		$289,216,080

(1)	The Fund invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.

(2)	Effective March 15, 2013, Janus Global Research Fund merged with and into Janus Worldwide Fund. Following the merger, Janus Worldwide Fund was renamed Janus Global Research Fund.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2013)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mutual Funds
Equity Funds	$—	$193,969,271	$—
Fixed Income Funds	—	95,246,809	—
Total Investments	$—	$289,216,080	$—

Janus Global Bond Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 3.8%
$311,000	AmeriCredit Automobile Receivables Trust 2.6800%, 10/9/18	$319,831
3,933,769	Banc of America Large Loan Trust 2.5030%, 11/15/15 (144A),‡	3,955,275
358,000	Commercial Mortgage Trust 5.8670%, 12/10/49‡	405,030
123,573	DECO Series 4.2581%, 5/22/21**,‡	186,325
500,000	Dutch Mortgage Portfolio Loans III B.V. 1.3410%, 11/20/35**,‡	639,694
340,000	FREMF Mortgage Trust 2.7997%, 5/25/19 (144A),‡	357,335
469,000	FREMF Mortgage Trust 4.9323%, 7/25/21 (144A),‡	521,777
205,000	Gracechurch Card Funding PLC 0.9012%, 6/15/17 (144A),**, ‡	207,040
680,000	GS Mortgage Securities Corp. II 3.4350%, 12/10/27 (144A),‡	615,272
680,000	GS Mortgage Securities Corp. II 2.8022%, 11/8/29 (144A),‡	683,497
1,213,000	GS Mortgage Securities Corp. Trust 3.5510%, 4/10/34 (144A),‡	1,275,488
276,000	Santander Drive Auto Receivables Trust 2.5200%, 9/15/16	280,352
293,000	Santander Drive Auto Receivables Trust 3.3000%, 9/17/18	302,824
393,000	Wachovia Bank Commercial Mortgage Trust 5.5910%, 4/15/47‡	434,577
1,899,673	Windermere XI CMBS PLC 0.7613%, 4/24/17**,‡	2,770,548
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $12,997,866)		12,954,865
Bank Loans — 0.1%
Casino Hotels — 0.1%
149,625	MGM Resorts International 4.2500%, 12/6/19‡	151,944
Pharmaceuticals — 0%
72,649	Quintiles Transnational Corp. 4.5000%, 6/8/18‡	73,512
Total Bank Loans (cost $221,553)		225,456
Corporate Bonds — 37.5%
Aerospace and Defense – Equipment — 0.2%
440,000	Exelis, Inc. 4.2500%, 10/1/16	472,420
153,000	Exelis, Inc. 5.5500%, 10/1/21	162,694
188,000	TransDigm, Inc. 7.7500%, 12/15/18	206,330
		841,444
Agricultural Chemicals — 0.5%
955,000	CF Industries, Inc. 6.8750%, 5/1/18	1,144,235
364,000	CF Industries, Inc. 7.1250%, 5/1/20	450,997
		1,595,232
Airport Development - Maintenance — 0.8%
1,876,000	DAA Finance PLC 6.5872%, 7/9/18**	2,704,993
Automotive - Cars and Light Trucks — 1.1%
700,000	Jaguar Land Rover Automotive PLC 8.1250%, 5/15/18**	1,169,786
1,999,000	Renault S.A.** 4.6250%, 9/18/17	2,686,117
		3,855,903
Banking — 0.2%
500,000	Banco BPI S.A. 3.2500%, 1/15/15**	644,747
Casino Hotels — 0.2%
305,000	MGM Resorts International 6.6250%, 7/15/15	330,925
364,000	MGM Resorts International 7.5000%, 6/1/16	403,130
		734,055
Chemicals - Diversified — 0.5%
1,365,000	LyondellBasell Industries N.V. 5.0000%, 4/15/19**	1,542,450
Chemicals - Specialty — 0.5%
498,000	Ashland, Inc. 3.8750%, 4/15/18 (144A)	504,225
516,000	Ashland, Inc. 4.7500%, 8/15/22 (144A)	525,030
727,000	Ashland, Inc. 6.8750%, 5/15/43 (144A)	785,160
		1,814,415
Coatings and Paint Products — 0.2%
516,000	Valspar Corp. 4.2000%, 1/15/22	561,539
Commercial Banks — 5.0%
1,404,000	Bank of Ireland 10.0000%, 2/12/20**	1,961,562
1,400,000	Bank of Ireland Mortgage Bank 2.7500%, 3/22/18**	1,782,366
1,400,000	BBVA Senior Finance SAU 4.3750%, 9/21/15**	1,835,579
1,641,000	BBVA U.S. Senior SAU 4.6640%, 10/9/15**	1,682,801
317,000	CIT Group, Inc. 5.2500%, 4/1/14 (144A)	329,284
112,000	CIT Group, Inc. 4.7500%, 2/15/15 (144A)	117,320
973,000	CIT Group, Inc. 4.2500%, 8/15/17	1,016,785
276,000	CIT Group, Inc. 6.6250%, 4/1/18 (144A)	314,640
1,359,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)	1,491,502
1,365,000	Intesa Sanpaolo SpA** 3.8750%, 1/16/18	1,319,887
700,000	Nordea Bank A.B. 3.7500%, 2/24/17	985,161
235,000	Rabobank Nederland N.V. 4.3750%, 5/5/16**	331,191
2,021,000	SVB Financial Group 5.3750%, 9/15/20	2,287,533
1,119,000	Zions Bancorp 7.7500%, 9/23/14	1,216,566
516,000	Zions Bancorp 4.5000%, 3/27/17	551,154
		17,223,331
Computer Aided Design — 0.1%
393,000	Autodesk, Inc. 1.9500%, 12/15/17	389,238
Consulting Services — 1.0%
522,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	556,695
1,330,000	Verisk Analytics, Inc. 5.8000%, 5/1/21**	1,534,582
844,000	Verisk Analytics, Inc. 4.1250%, 9/12/22	873,099
350,000	WPP 2012, Ltd. 6.0000%, 4/4/17**	613,161
		3,577,537
Containers - Paper and Plastic — 0.5%
223,000	Rock-Tenn Co. 4.4500%, 3/1/19	242,089
1,195,000	Rock-Tenn Co. 4.9000%, 3/1/22	1,292,695
		1,534,784
Dialysis Centers — 0.1%
416,000	Fresenius Medical Care U.S. Finance II, Inc. 5.8750%, 1/31/22 (144A)	464,360
Diversified Banking Institutions — 3.2%
30,000	Bank of America Corp. 4.5000%, 4/1/15	31,789
926,000	Bank of America Corp. 1.5000%, 10/9/15	929,059
30,000	Bank of America Corp. 3.6250%, 3/17/16	31,824
580,000	Bank of America Corp. 3.7500%, 7/12/16	616,868
375,000	Bank of America Corp. 2.0000%, 1/11/18	373,216
293,000	Bank of America Corp. 8.0000%, 7/30/99‡	329,273
487,000	Bank of America Corp. 8.1250%, 11/15/99‡	547,951
334,000	Goldman Sachs Group, Inc. 3.6250%, 2/7/16	354,706
364,000	Goldman Sachs Group, Inc. 5.6250%, 1/15/17	407,530
1,225,000	Goldman Sachs Group, Inc. 2.3750%, 1/22/18	1,241,699
621,000	Goldman Sachs Group, Inc. 3.6250%, 1/22/23	625,367
1,280,000	JPMorgan Chase & Co. 2.0000%, 8/15/17	1,303,404
680,000	Morgan Stanley 3.4500%, 11/2/15	712,624
350,000	Morgan Stanley 4.0000%, 11/17/15	476,184
293,000	Morgan Stanley 4.7500%, 3/22/17	323,186
702,000	Morgan Stanley 3.7500%, 9/21/17	959,147
703,000	Morgan Stanley 2.2500%, 3/12/18	900,230
350,000	Morgan Stanley 5.3750%, 8/10/20	519,520
176,000	Royal Bank of Scotland Group PLC 2.5500%, 9/18/15**	180,891
		10,864,468
Diversified Financial Services — 1.1%
569,000	Carlyle Holdings Finance LLC 3.8750%, 2/1/23 (144A)	582,820
65,000	General Electric Capital Corp. 6.3750%, 11/15/67‡	68,900
700,000	General Electric Capital Corp. 6.2500%, 12/15/99‡	768,273
2,100,000	General Electric Capital Corp. 7.1250%, 12/15/99‡	2,442,437
		3,862,430
Diversified Minerals — 0.2%
645,000	FMG Resources August 2006 Pty, Ltd. 7.0000%, 11/1/15 (144A),**	675,638
Diversified Operations — 0.1%
364,000	GE Capital Trust I 6.3750%, 11/15/67‡	385,840
Electric - Integrated — 0.2%
282,000	Great Plains Energy, Inc. 4.8500%, 6/1/21	314,983
305,000	PPL WEM Holdings PLC 5.3750%, 5/1/21 (144A),**	348,641
		663,624
Electric – Transmission — 0.1%
210,000	SPI Australia Assets Pty, Ltd. 5.1250%, 2/11/21**	365,359
Electronic Components – Semiconductors — 0%
100,000	STATS ChipPAC, Ltd. 7.5000%, 8/12/15 (144A),**	105,375
Electronic Connectors — 0.1%
457,000	Amphenol Corp. 4.0000%, 2/1/22	478,672
Electronic Measuring Instruments — 0.3%
1,008,000	FLIR Systems, Inc. 3.7500%, 9/1/16	1,052,164
Engineering - Research and Development Services — 0.4%
633,000	URS Corp. 4.1000%, 4/1/17 (144A)	657,831
610,000	URS Corp. 5.2500%, 4/1/22 (144A)	640,468
		1,298,299
Finance - Auto Loans — 0.7%
1,365,000	Ford Motor Credit Co. LLC 3.0000%, 6/12/17	1,399,918
825,000	Ford Motor Credit Co. LLC 8.1250%, 1/15/20	1,041,656
		2,441,574
Finance - Credit Card — 0%
18,000	American Express Co. 6.8000%, 9/1/66‡	19,395
Finance - Investment Bankers/Brokers — 1.0%
569,000	Charles Schwab Corp. 7.0000%, 8/1/99‡	661,970
434,000	Lazard Group LLC 7.1250%, 5/15/15	480,089
2,092,000	Raymond James Financial, Inc. 5.6250%, 4/1/24	2,384,219
		3,526,278
Finance - Mortgage Loan Banker — 0.3%
967,000	Northern Rock Asset Management PLC 5.6250%, 6/22/17 (144A),**	1,120,632
Food - Meat Products — 0.3%
353,000	BRF - Brasil Foods S.A. 5.8750%, 6/6/22 (144A)	392,713
721,000	Tyson Foods, Inc. 4.5000%, 6/15/22	784,538
		1,177,251
Food - Miscellaneous/Diversified — 0.3%
223,000	ARAMARK Corp. 8.5000%, 2/1/15	223,002
897,000	Hawk Acquisition Sub, Inc. 4.2500%, 10/15/20 (144A)	898,121
		1,121,123
Food - Retail — 0.2%
94,000	Safeway, Inc. 3.9500%, 8/15/20	96,054
469,000	Safeway, Inc. 4.7500%, 12/1/21	504,863
		600,917
Investment Management and Advisory Services — 0.7%
47,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	52,640
1,576,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	1,650,860
598,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.8750%, 3/15/22 (144A)	632,385
		2,335,885
Life and Health Insurance — 0.5%
1,529,000	Primerica, Inc. 4.7500%, 7/15/22	1,696,059
Lottery Services — 0.2%
350,000	Lottomatica SpA 5.3750%, 2/2/18**	506,018
Medical - Drugs — 0.5%
1,400,000	CFR International SpA 5.1250%, 12/6/22 (144A)	1,439,266
188,000	Zoetis, Inc. 1.8750%, 2/1/18 (144A)	189,212
		1,628,478
Medical Equipment — 0.2%
592,000	FMC Finance VIII S.A. 5.2500%, 7/31/19	843,069
Medical Labs and Testing Services — 0.1%
405,000	Laboratory Corp. of America Holdings 3.7500%, 8/23/22	415,767
Metal Processors and Fabricators — 0.2%
510,000	Precision Castparts Corp. 1.2500%, 1/15/18	511,060
Money Center Banks — 1.2%
2,818,000	Lloyds TSB Bank PLC 6.5000%, 3/24/20**	3,989,770
Multi-Line Insurance — 1.3%
300,000	American International Group Inc. 8.0000%, 5/22/38‡	449,879
674,000	American International Group, Inc. 4.2500%, 9/15/14	705,992
252,000	American International Group, Inc. 5.6000%, 10/18/16	286,347
293,000	American International Group, Inc. 5.4500%, 5/18/17	335,641
50,000	American International Group, Inc. 8.0000%, 5/22/38 (144A),‡	74,980
1,652,000	American International Group, Inc. 8.1750%, 5/15/58‡	2,224,005
422,000	ING U.S., Inc. 2.9000%, 2/15/18 (144A)	428,033
		4,504,877
Multimedia — 0.1%
211,000	CC Holdings GS V LLC 2.3810%, 12/15/17 (144A)	212,364
Oil - Field Services — 0.4%
1,365,000	Korea National Oil Corp. 4.0000%, 10/27/16 (144A),**	1,480,792
Oil and Gas Drilling — 0.3%
674,000	Nabors Industries, Inc. 5.0000%, 9/15/20	718,873
311,000	Rowan Cos., Inc. 5.0000%, 9/1/17	346,648
		1,065,521
Oil Companies - Exploration and Production — 2.5%
393,000	Anadarko Petroleum Corp. 6.4500%, 9/15/36	483,025
2,431,000	Chesapeake Energy Corp. 5.3750%, 6/15/21	2,440,116
604,000	Cimarex Energy Co. 5.8750%, 5/1/22	647,790
1,400,000	CNOOC Finance 2012, Ltd. 3.8750%, 5/2/22 (144A),**	1,475,173
1,717,000	Continental Resources, Inc. 5.0000%, 9/15/22	1,824,313
545,000	Petrohawk Energy Corp. 10.5000%, 8/1/14	576,302
815,000	Plains Exploration & Production Co. 6.8750%, 2/15/23	922,988
270,000	Whiting Petroleum Corp. 6.5000%, 10/1/18	290,250
		8,659,957
Oil Companies - Integrated — 0.2%
50,000	BP Capital Markets PLC 3.8300%, 10/6/17**	71,646
381,000	Phillips 66 2.9500%, 5/1/17	403,781
95,000	Shell International Finance B.V. 4.3750%, 5/14/18**	142,031
		617,458
Pipelines — 3.0%
1,213,000	DCP Midstream Operating L.P. 4.9500%, 4/1/22	1,324,326
305,000	Energy Transfer Partners L.P. 4.6500%, 6/1/21	331,982
715,000	Energy Transfer Partners L.P. 3.6000%, 2/1/23	711,510
469,000	Kinder Morgan Energy Partners L.P. 3.5000%, 9/1/23	475,462
3,269,000	Kinder Morgan Finance Co. ULC 5.7000%, 1/5/16**	3,554,485
147,000	Sunoco Logistics Partners Operations L.P. 4.6500%, 2/15/22	159,680
2,191,000	Western Gas Partners L.P. 5.3750%, 6/1/21	2,478,135
727,000	Western Gas Partners L.P. 4.0000%, 7/1/22	752,050
639,000	Williams Cos., Inc. 3.7000%, 1/15/23	634,341
		10,421,971
Property Trust — 0.1%
338,000	Prologis International Funding S.A. 5.8750%, 10/23/14**	460,704
Real Estate Management/Services — 0.3%
932,000	Jones Lang LaSalle, Inc. 4.4000%, 11/15/22	958,752
REIT - Diversified — 1.4%
897,000	American Tower Trust I 1.5510%, 3/15/18 (144A)	900,488
1,822,000	American Tower Trust I 3.0700%, 3/15/23 (144A)	1,833,499
1,705,000	Goodman Funding Pty, Ltd. 6.3750%, 11/12/20 (144A),**	1,985,421
		4,719,408
REIT - Hotels — 0.1%
305,000	Host Hotels & Resorts L.P. 3.7500%, 10/15/23	306,193
REIT - Office Property — 0.5%
1,242,000	Alexandria Real Estate Equities, Inc. 4.6000%, 4/1/22	1,338,472
352,000	SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership 5.0000%, 8/15/18	383,804
		1,722,276
REIT - Regional Malls — 0.7%
2,250,000	Rouse Co. LLC 6.7500%, 11/9/15	2,331,562
Satellite Telecommunications — 0.1%
352,000	SES S.A. 3.6000%, 4/4/23 (144A) **	355,245
Security Services — 0.6%
2,045,000	ADT Corp. 4.1250%, 6/15/23 (144A)	2,121,943
Semiconductor Components/Integrated Circuits — 0.7%
2,355,000	TSMC Global, Ltd. 1.6250%, 4/3/18 (144A)	2,339,692
Steel - Producers — 0.2%
487,000	ArcelorMittal 5.0000%, 2/25/17**	509,646
323,000	Steel Dynamics, Inc. 5.2500%, 4/15/23 (144A)	327,441
		837,087
Super-Regional Banks — 0.4%
832,000	Wells Fargo & Co. 3.4500%, 2/13/23	837,591
375,000	Wells Fargo & Co. 7.9800%, 9/15/99‡	432,656
		1,270,247
Telecommunication Services — 0.2%
487,000	SBA Tower Trust 2.9330%, 12/15/17 (144A)	508,579
Telephone - Integrated — 0.6%
829,000	Nippon Telegraph & Telephone Corp. 1.4000%, 7/18/17	833,700
1,137,000	Qwest Communications International, Inc. 7.1250%, 4/1/18	1,182,480
		2,016,180
Transportation - Railroad — 0.4%
1,125,000	Kansas City Southern de Mexico S.A. de C.V. 8.0000%, 2/1/18**	1,229,063
Trucking and Leasing — 0.4%
176,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.5000%, 3/15/16 (144A)	180,269
938,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.3750%, 3/15/18 (144A)	975,760
352,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 4.2500%, 1/17/23 (144A)	354,536
		1,510,565
Total Corporate Bonds (cost $128,327,384)		128,819,609
Foreign Government Bonds — 17.7%
1,055,000	Bank of Ireland 4.0000%, 1/28/15**	1,386,005
150,000	Bank of Ireland Mortgage Bank 4.9710%, 5/30/13**	193,184
1,400,000	Bermuda Government International Bond 4.1380%, 1/3/23 (144A)	1,470,000
1,125,000,000	Chile Government International Bond 5.5000%, 8/5/20	2,569,297
3,813,000,000	Colombia Government International Bond 7.7500%, 4/14/21	2,648,834
4,890,000,000	Colombia Government International Bond 4.3750%, 3/21/23	2,779,664
2,220,000	Ireland Government Bond 3.9000%, 3/20/23**	2,757,551
2,100,000	Italy Buoni Poliennali Del Tesoro 2.7500%, 12/1/15**	2,700,438
14,175,000	Malaysia Government Bond 4.2620%, 9/15/16**	4,757,400
91,100,000	Mexican Bonos 7.7500%, 12/14/17**	8,338,126
32,300,000	Mexican Bonos 6.5000%, 6/9/22**	2,911,669
1,170,000	Mexico Government International Bond 3.6250%, 3/15/22**	1,243,125
109,000,000	Philippine Government International Bond 3.9000%, 11/26/22	2,912,010
8,070,000	Poland Government Bond 4.7500%, 4/25/17	2,611,940
5,159,000	Portugal Obrigacoes do Tesouro OT 3.6000%, 10/15/14**	6,658,609
700,000	South Africa Government International Bond 4.6650%, 1/17/24	749,000
5,502,000	Spain Government Bond 2.7500%, 3/31/15**	7,093,582
352,000	Spain Government Bond 4.0000%, 7/30/15**	463,635
824,000	Spain Government Bond 3.2500%, 4/30/16**	1,058,329
474,000	Spain Government Bond 4.2500%, 10/31/16**	622,917
4,338,000	Turkey Government Bond 9.0000%, 3/8/17	2,607,836
591,000	United Kingdom Gilt 2.0000%, 1/22/16**	940,559
938,000	United Kingdom Gilt 1.7500%, 9/7/22**	1,423,844
Total Foreign Government Bonds (cost $60,876,996)		60,897,554
Mortgage-Backed Securities — 10.8%
Fannie Mae:
316,518	5.5000%, 1/1/25	346,584
716,726	5.0000%, 9/1/29	776,946
197,820	5.5000%, 1/1/33	219,665
107,813	5.0000%, 11/1/33	117,061
206,329	5.0000%, 12/1/33	224,826
112,109	5.0000%, 2/1/34	122,159
555,788	5.5000%, 4/1/34	611,952
975,466	5.5000%, 9/1/34	1,076,172
240,445	5.5000%, 5/1/35	263,766
2,281,518	5.5000%, 7/1/35	2,517,061
328,080	5.0000%, 10/1/35	356,242
842,836	6.0000%, 10/1/35	930,640
1,010,916	6.0000%, 12/1/35	1,137,483
341,892	5.5000%, 1/1/36	375,052
1,065,030	5.5000%, 7/1/36	1,174,983
227,544	6.0000%, 2/1/37	260,564
1,085,968	5.5000%, 5/1/37	1,203,751
252,560	6.0000%, 5/1/37	277,292
236,934	5.5000%, 7/1/37	258,433
191,324	5.5000%, 3/1/38	212,451
278,293	6.0000%, 11/1/38	305,546
668,162	6.0000%, 11/1/38	739,252
1,745,009	6.0000%, 1/1/39	1,914,338
1,000,700	6.0000%, 10/1/39	1,118,147
191,674	4.5000%, 10/1/40	214,090
239,300	4.0000%, 12/1/40	261,181
191,741	5.0000%, 3/1/41	213,363
302,411	4.5000%, 4/1/41	332,193
360,285	5.0000%, 4/1/41	404,743
489,382	5.0000%, 4/1/41	554,664
760,906	4.5000%, 10/1/41	835,150
465,269	5.0000%, 10/1/41	518,755
Freddie Mac:
217,372	5.0000%, 1/1/19	232,756
205,143	5.0000%, 2/1/19	219,661
285,727	5.5000%, 8/1/19	306,216
322,227	5.0000%, 6/1/20	345,837
704,223	5.5000%, 12/1/28	774,421
298,426	5.0000%, 11/1/36	322,101
408,733	6.0000%, 1/1/38	447,402
142,491	5.5000%, 5/1/38	156,849
408,943	5.5000%, 10/1/39	450,954
423,252	4.5000%, 1/1/41	469,462
928,419	5.0000%, 5/1/41	1,047,044
159,454	4.5000%, 9/1/41	174,155
334,339	5.0000%, 9/1/41	364,144
Ginnie Mae:
390,206	6.0000%, 11/20/34	442,750
200,263	5.5000%, 9/15/35	225,434
558,329	5.5000%, 3/15/36	614,746
291,404	5.5000%, 5/20/36	321,009
244,193	6.0000%, 1/20/39	274,938
306,801	5.0000%, 4/15/39	335,430
399,805	5.0000%, 10/15/39	441,210
621,428	5.0000%, 11/15/39	684,703
176,654	5.0000%, 1/15/40	193,308
126,706	5.0000%, 4/15/40	138,634
209,821	5.0000%, 4/15/40	237,409
226,024	5.0000%, 5/15/40	250,364
287,621	5.0000%, 5/20/40	319,089
201,190	5.0000%, 7/15/40	220,140
597,815	5.0000%, 7/15/40	658,554
658,400	5.0000%, 2/15/41	728,683
273,128	5.0000%, 5/15/41	300,478
173,872	4.5000%, 7/15/41	191,862
199,308	5.0000%, 9/15/41	217,974
192,804	5.5000%, 9/20/41	211,066
947,679	5.0000%, 10/20/41	1,038,330
88,132	6.0000%, 10/20/41	99,229
344,088	6.0000%, 12/20/41	387,410
305,529	6.0000%, 1/20/42	343,997
295,438	6.0000%, 2/20/42	332,635
231,502	6.0000%, 3/20/42	260,650
551,983	6.0000%, 4/20/42	631,793
733,054	6.0000%, 5/20/42	825,350
287,583	6.0000%, 7/20/42	323,791
298,680	6.0000%, 8/20/42	336,286
193,566	6.0000%, 9/20/42	217,937
Total Mortgage-Backed Securities (cost $36,952,207)		36,990,696
Preferred Stock — 0.3%
Diversified Banking Institutions — 0%
5,920	Goldman Sachs Group, Inc., 5.9500%	149,776
Finance - Credit Card — 0.3%
41,400	Discover Financial Services, 6.5000%	1,069,776
Total Preferred Stock (cost $1,220,983)		1,219,552
U.S. Treasury Notes/Bonds — 1.8%
U.S. Treasury Notes/Bonds:
199,000	0.8750%, 1/31/18	200,290
1,206,000	2.0000%, 2/15/23	1,221,263
4,803,000	3.1250%, 2/15/43	4,812,006
Total U.S. Treasury Notes/Bonds (cost $6,242,779)		6,233,559
Money Market — 28.0%
96,206,000	Janus Cash Liquidity Fund LLC, 0% (cost $96,206,000)	96,206,000
Total Investments (total cost $343,045,768) – 100%		$343,547,291

Summary of Investments by Country – (Long Positions) March 31, 2013 (unaudited)

Country	Value	% of Investment Securities
Australia	$3,026,418	0.9%
Bermuda	1,470,000	0.4%
Brazil	392,713	0.1%
Chile	4,008,563	1.2%
Colombia	5,428,497	1.6%
France	2,686,117	0.8%
Ireland	10,785,661	3.1%
Italy	4,526,343	1.3%
Japan	833,700	0.2%
Luxembourg	1,325,595	0.4%
Malaysia	4,757,400	1.4%
Mexico	13,721,983	4.0%
Netherlands	2,015,672	0.6%
Philippines	2,912,010	0.8%
Poland	2,611,940	0.8%
Portugal	7,303,356	2.1%
Singapore	105,375	0.0%
South Africa	749,000	0.2%
South Korea	1,480,792	0.4%
Spain	12,756,843	3.7%
Sweden	985,161	0.3%
Turkey	2,607,836	0.8%
United Kingdom	13,662,538	4.0%
United States††	241,054,086	70.2%
Virgin Islands (British)	2,339,692	0.7%
Total	$343,547,291	100.0%

†† Includes Cash Equivalents of 28.0%.

Forward Currency Contracts, Open March 31, 2013 (unaudited)

Counterparty/Currency and Settlement Date	Currency Units Sold/ (Purchased)	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.:
Australian Dollar 4/11/13	(3,829,000)	$(3,982,627)	$673
British Pound 4/11/13	4,972,000	7,552,921	(32,622)
Canadian Dollar 4/11/13	(10,842,000)	(10,673,187)	16,001
Euro 4/11/13	17,479,000	22,404,180	(25,432)
Malaysian Ringgit 4/11/13	6,535,000	2,109,972	(2,686)
Mexican Nuevo Peso 4/11/13	(56,176,000)	(4,544,820)	(3,615)
New Zealand Dollar 4/11/13	(12,745,000)	(10,654,048)	15,975
Norwegian Krone 4/11/13	(15,623,000)	(2,674,809)	(1,306)
Singapore Dollar 4/11/13	(6,626,000)	(5,343,692)	9,168
South Korean Won 4/11/13	(8,888,340,000)	(7,989,041)	(32,387)
Swedish Krona 4/11/13	(69,519,000)	(10,669,776)	(9,210)
Total		$(24,464,927)	$(65,441)

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company

REIT	Real Estate Investment Trust

ULC	Unlimited Liability Company

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

‡	Rate is subject to change. Rate shown reflects current rate.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2013 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Global Bond Fund	$ 38,505,383	11.2%

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary

(as of March 31, 2013)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$12,954,865	$-
Bank Loans	-	225,456	-
Corporate Bonds	-	128,819,609	-
Foreign Government Bonds	-	60,897,554	-
Mortgage-Backed Securities	-	36,990,696	-
Preferred Stock	-	1,219,552	-
U.S. Treasury Notes/Bonds	-	6,233,559	-
Money Market	-	96,206,000	-
Total Investments in Securities	$-	$343,547,291	$-
Other Financial Instruments(a)	$-	$(65,441)	$-

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2013 is noted below.

Fund	Aggregate Value
Janus Global Bond Fund	$83,344,658

Janus Government Money Market Fund

Schedule of Investments (unaudited)

Principal Amount		Value
Repurchase Agreements — 19.9%
$30,700,000	Credit Suisse Securities (USA) LLC, 0.2200%, dated 3/28/13, maturing 4/1/13, to be repurchased at $30,700,750, collateralized by $31,540,000 in a U.S. Government Agency, 2.3000%, 12/12/22, with a value of $31,316,136	$30,700,000
5,300,000	RBC Capital Markets Corp., 0.2100%, dated 3/28/13, maturing 4/1/13, to be repurchased at $5,300,124, collateralized by $5,083,291 in U.S. Government Agencies, 3.5000%-4.0000%, 12/1/41-12/1/42, with a value of $5,406,000	5,300,000
Total Repurchase Agreements (amortized cost $36,000,000)		36,000,000
U.S. Government Agency Notes — 36.0%
Army & Air Force Exchange Services:
2,800,000	0.2500%, 4/10/13ß	2,800,000
4,800,000	0.2500%, 4/15/13ß	4,800,000
1,300,000	0.3500%, 5/30/13ß	1,300,000
Fannie Mae:
3,000,000	0.1502%, 4/18/13	2,999,787
3,000,000	0.1401%, 6/12/13	2,999,160
2,000,000	0.1101%, 7/31/13	1,999,260
3,000,000	0.1652%, 8/1/13	2,998,322
2,300,000	0.1402%, 10/1/13	2,298,363
Federal Home Loan Bank System:
1,250,000	0.1602%, 5/15/13	1,249,755
4,000,000	0.1372%, 5/21/13	3,999,238
2,000,000	0.0964%, 5/22/13	1,999,731
1,000,000	0.1101%, 5/29/13	999,823
2,100,000	0.1037%, 6/7/13	2,099,629
2,510,000	0.1702%, 6/14/13	2,509,123
3,000,000	0.1370%, 6/19/13	2,999,099
4,000,000	0.0951%, 6/21/13	3,999,145
3,000,000	0.1351%, 7/3/13	2,998,954
4,000,000	0.1065%, 7/24/13	3,998,651
Freddie Mac:
2,000,000	0.1218%, 4/22/13	1,999,858
1,600,000	0.1602%, 4/23/13	1,599,843
3,000,000	0.1151%, 7/8/13	2,999,061
3,000,000	0.1351%, 8/13/13	2,998,492
6,372,567	0.2400%, 1/15/42‡	6,372,567
Total U.S. Government Agency Notes (amortized cost $65,017,861)		65,017,861
Variable Rate Demand Agency Notes — 44.1%
1,080,000	A.E. Realty LLC, Series 2003 0.1900%, 10/1/23‡	1,080,000
1,350,000	Clearwater Solutions LLC 0.3200%, 9/1/21‡	1,350,000
9,000,000	Cypress Bend Real Estate Development Co. LLC 0.1900%, 4/1/33‡	9,000,000
3,000,000	Florida Food Products, Inc. 0.1900%, 12/1/22‡	3,000,000
5,960,000	Florida Housing Financial Corp. Multifamily Revenue, (Stone Harbor Apartments), Series K 0.1300%, 7/15/36‡	5,960,000
3,000,000	Greer Family LLC 0.1900%, 8/1/31‡	3,000,000
2,970,000	Indian Hills Country Club, Series 2010-A 0.1900%, 3/1/30‡	2,970,000
2,500,000	Irrevocable Trust Agreement John A. Thomas & Elizabeth F. Thomas 0.1900%, 12/1/20‡	2,500,000
3,745,000	Johnson Capital Management LLC 0.2500%, 6/1/47‡	3,745,000
155,000	Lakeshore Professional Properties LLC 0.3000%, 7/1/45‡	155,000
700,000	Maryland State Community Development Administration Multifamily Development, (Crusader-D) 0.1300%, 2/1/41‡	700,000
22,605,000	Mesivta Yeshiva Rabbi Chaim Berlin 0.2037%, 11/1/35‡	22,605,000
4,010,000	Mississippi Business Finance Corp., Mississippi Revenue, (John Fayard), Series A 0.3000%, 3/1/29‡	4,010,000
3,730,000	Mississippi Business Finance Corp., Mississippi Revenue, (John Fayard), Series B 0.3000%, 3/1/29‡	3,730,000
2,065,000	New York City Housing Development Corp. Multifamily Revenue, (Aldus St. Apartments), Series A 0.1200%, 6/15/37‡	2,065,000
4,310,000	Phenix City, Alabama Downtown Redevelopment Authority Revenue, Series A 0.1900%, 2/1/33‡	4,310,000
500,000	Sacramento, California Redevelopment Agency 0.2200%, 1/15/36‡	500,000
1,685,000	Shepherd Capital LLC 0.3000%, 10/1/53‡	1,685,000
4,500,000	Thomas H. Turner Family Irrevocable Trust 0.1900%, 6/1/20‡	4,500,000
2,210,000	Tyler Enterprises LLC 0.1900%, 10/1/22‡	2,210,000
760,000	VOC-RE 1 LLC 0.1900%, 2/1/43‡	760,000
Total Variable Rate Demand Agency Notes (amortized cost $79,835,000)		79,835,000
Total Investments (total amortized cost $180,852,861) – 100.0%		$180,852,861

Notes to Schedule of Investments (unaudited)

‡	Rate is subject to change. Rate shown reflects current rate.
β	Security is illiquid.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2013)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Repurchase Agreements	$—	$36,000,000	$—
U.S. Government Agency Notes	—	65,017,861	—
Variable Rate Demand Agency Notes	—	79,835,000	—
Total Investments in Securities	$—	$180,852,861	$—

Janus High-Yield Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Bank Loans — 6.6%
Bicycle Manufacturing — 0.1%
$1,485,000	SRAM Corp. 8.5000%, 12/7/18‡	$1,507,275
Building - Residential and Commercial — 0.1%
1,761,125	Orleans Homebuilders, Inc. 12.5000%, 2/14/16‡	1,767,729
Casino Hotels — 0.8%
14,257,000	Caesars Entertainment Corp. 9.2500%, 4/25/17‡	14,577,782
6,573,000	Harrah's Las Vegas LLC 0%, 2/13/14(a),‡	6,188,874
		20,766,656
CMBS Other — 0.8%
20,000,000	EOP Mezz 3 0%, 2/1/14(a),‡	20,800,000
Containers - Metal and Glass — 0.2%
5,264,000	Berlin Packaging LLC 0%, 3/27/20(a),‡	5,185,040
Distribution/Wholesale—0.5%
11,784,000	WESCO International, Inc. 4.5000%, 12/12/19‡	11,911,621
Educational Software — 1.1%
2,299,000	Blackboard, Inc. 6.2500%, 10/4/18‡	2,330,611
27,173,000	Blackboard, Inc. 11.5000%, 4/4/19‡	26,833,338
		29,163,949
Food - Retail — 0.3%
8,540,000	SUPERVALU, Inc. 0%, 3/21/19(a),‡	8,679,714
Hotels and Motels — 1.8%
21,607,000	Riverboat Corp. of Mississippi 0%, 11/29/16(a),‡	21,390,930
25,212,107	Hilton Hotels Corp. 3.9540%, 11/12/15‡	24,707,865
		46,098,795
Metal - Iron — 0.2%
6,216,760	Fortescue Metals Group, Ltd. 5.2500%, 10/18/17‡	6,287,258
Real Estate Management/Services — 0.5%
11,802,509	Realogy Corp. 4.5000%, 3/5/20‡	11,954,998
Retail - Drug Store — 0.2%
4,605,000	Rite Aid Corp. 5.7500%, 8/21/20‡	4,766,175
Total Bank Loans (cost $164,824,370)		168,889,210
Corporate Bonds — 87.1%
Advertising Services — 0.4%
11,842,000	Visant Corp. 10.0000%, 10/1/17	10,805,825
Aerospace and Defense — 1.6%
42,017,000	ADS Tactical, Inc. 11.0000%, 4/1/18 **,ß (144A)	41,701,872
Aerospace and Defense – Equipment — 1.3%
9,090,000	TransDigm, Inc. 7.7500%, 12/15/18	9,976,275
22,639,000	TransDigm, Inc. 5.5000%, 10/15/20 (144A)	23,601,157
		33,577,432
Agricultural Chemicals — 0.1%
3,331,000	Phibro Animal Health Corp. 9.2500%, 7/1/18 (144A)	3,580,825
Apparel Manufacturers — 0.5%
13,743,000	Quiksilver, Inc. 6.8750%, 4/15/15	13,725,821
Automotive - Cars and Light Trucks — 0.4%
7,590,000	Ford Motor Co. 7.4500%, 7/16/31**	9,599,194
Automotive - Medium and Heavy Duty Trucks — 0.2%
4,934,000	Navistar International Corp. 8.2500%, 11/1/21	5,026,513
Automotive - Truck Parts and Equipment - Original — 0.2%
3,966,000	International Automotive Components Group S.A. 9.1250%, 6/1/18 (144A)	3,926,340
Broadcast Services and Programming — 1.9%
10,717,000	Clear Channel Communications, Inc. 9.0000%, 3/1/21	10,006,999
5,027,000	Clear Channel Worldwide Holdings, Inc. 6.5000%, 11/15/22 (144A)	5,240,647
13,593,000	Clear Channel Worldwide Holdings, Inc. 6.5000%, 11/15/22 (144A)	14,340,615
15,590,000	Crown Media Holdings, Inc. 10.5000%, 7/15/19	17,577,725
		47,165,986
Building - Maintenance and Service — 0.2%
5,315,000	American Residential Services LLC 12.0000%, 4/15/15 (144A)	5,248,563
Building - Residential and Commercial — 0.5%
10,345,000	Meritage Homes Corp. 7.0000%, 4/1/22	11,521,744
Building and Construction - Miscellaneous — 0.1%
1,582,000	Weekley Homes LLC / Weekley Finance Corp. 6.0000%, 2/1/23 (144A)	1,629,460
Building and Construction Products - Miscellaneous — 0.6%
5,998,000	Ply Gem Industries, Inc. 9.3750%, 4/15/17	6,597,800
2,216,000	USG Corp. 6.3000%, 11/15/16	2,348,960
5,162,000	USG Corp. 7.8750%, 3/30/20 (144A)	5,871,775
		14,818,535
Building Products - Cement and Aggregate — 0.4%
5,255,000	Cemex Espana Luxembourg 9.2500%, 5/12/20 (144A)	5,806,775
4,438,000	Vulcan Materials Co. 7.0000%, 6/15/18	5,037,130
		10,843,905
Cable/Satellite Television — 1.9%
13,441,000	Block Communications, Inc. 7.2500%, 2/1/20 (144A)	14,617,088
6,194,000	Harron Communications L.P. / Harron Finance Corp. 9.1250%, 4/1/20 (144A)	6,875,340
16,447,000	Mediacom Broadband LLC / Mediacom Broadband Corp. 6.3750%, 4/1/23 (144A)	17,063,762
7,924,000	Mediacom LLC / Mediacom Capital Corp. 7.2500%, 2/15/22	8,716,400
		47,272,590
Casino Hotels — 4.4%
10,592,000	Ameristar Casinos, Inc. 7.5000%, 4/15/21	11,611,480
15,713,000	Boyd Acquisition Sub LLC / Boyd Acquisition Finance Corp. 8.3750%, 2/15/18 (144A)	16,616,497
2,664,000	Caesars Entertainment Operating Co., Inc. 11.2500%, 6/1/17	2,833,830
1,288,000	Chester Downs & Marina LLC 9.2500%, 2/1/20 (144A)	1,230,040
3,311,000	CityCenter Holdings LLC / CityCenter Finance Corp. 7.6250%, 1/15/16	3,555,186
5,941,000	Marina District Finance Co., Inc. 9.8750%, 8/15/18	6,119,230
16,208,000	MGM Resorts International 4.2500%, 4/15/15	17,595,810
3,678,000	MGM Resorts International 11.3750%, 3/1/18	4,680,255
10,768,000	MGM Resorts International 8.6250%, 2/1/19	12,544,720
5,429,000	MGM Resorts International 6.7500%, 10/1/20 (144A)	5,754,740
14,229,000	MGM Resorts International 6.6250%, 12/15/21	14,922,664
6,626,000	MGM Resorts International 7.7500%, 3/15/22	7,354,860
6,410,000	Station Casinos LLC 7.5000%, 3/1/21 (144A)	6,586,275
		111,405,587
Casino Services — 0.2%
5,172,000	CCM Merger, Inc. 9.1250%, 5/1/19 (144A)	5,301,300
Cellular Telecommunications — 0.8%
6,057,000	Cricket Communications, Inc. 7.7500%, 10/15/20	6,041,858
13,701,000	Sprint Nextel Corp. 6.0000%, 12/1/16	14,865,585
		20,907,443
Chemicals - Diversified — 1.3%
7,269,000	Ineos Finance PLC 8.3750%, 2/15/19 (144A)	8,041,331
2,587,000	Ineos Finance PLC 7.5000%, 5/1/20 (144A)	2,816,596
4,952,000	LyondellBasell Industries N.V. 5.0000%, 4/15/19	5,595,760
13,757,000	LyondellBasell Industries N.V. 6.0000%, 11/15/21**	16,302,045
		32,755,732
Chemicals - Specialty — 1.1%
8,037,000	Ashland, Inc. 4.7500%, 8/15/22 (144A)	8,177,647
12,716,000	Ashland, Inc. 4.7500%, 8/15/22 (144A)	12,874,950
6,580,000	Ashland, Inc. 6.8750%, 5/15/43 (144A)	7,106,400
		28,158,997
Coal — 0.2%
5,565,000	Peabody Energy Corp. 6.2500%, 11/15/21	5,787,600
Commercial Banks — 2.0%
7,758,000	CIT Group, Inc. 5.2500%, 3/15/18	8,378,640
6,975,000	CIT Group, Inc. 6.6250%, 4/1/18 (144A)	7,951,500
23,679,000	CIT Group, Inc. 5.5000%, 2/15/19**, (144A)	25,987,702
6,847,000	CIT Group, Inc. 5.3750%, 5/15/20	7,514,583
		49,832,425
Commercial Services — 0.6%
14,217,000	Global A&T Electronics, Ltd. 10.0000%, 2/1/19 (144A)	15,212,190
Commercial Services - Finance — 1.2%
13,471,000	Cardtronics, Inc. 8.2500%, 9/1/18	14,750,745
5,344,000	TransUnion Holding Co., Inc. 8.1250%, 6/15/18 (144A)	5,704,720
10,248,000	TransUnion Holding Co., Inc. 9.6250%, 6/15/18	11,144,700
		31,600,165
Consulting Services — 0.6%
7,386,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	7,876,910
8,004,000	Verisk Analytics, Inc. 4.1250%, 9/12/22	8,279,954
		16,156,864
Consumer Products - Miscellaneous — 0.8%
5,227,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 9.0000%, 4/15/19	5,527,552
2,325,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 7.8750%, 8/15/19	2,563,313
7,477,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 9.8750%, 8/15/19	8,196,661
3,663,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 8.2500%, 2/15/21	3,772,890
		20,060,416
Containers - Paper and Plastic — 0.3%
7,073,000	Sealed Air Corp. 6.5000%, 12/1/20 (144A)	7,744,935
Dialysis Centers — 0.3%
8,035,000	DaVita HealthCare Partners, Inc. 5.7500%, 8/15/22	8,346,356
Direct Marketing — 0.2%
6,552,000	Affinion Group Holdings, Inc. 11.6250%, 11/15/15	4,160,520
Diversified Minerals — 0.7%
17,482,000	FMG Resources August 2006 Pty, Ltd. 6.8750%, 4/1/22 (144A)	18,312,395
Diversified Operations — 0.7%
8,957,000	Bombardier, Inc. 6.1250%, 1/15/23 (144A)	9,292,888
7,964,000	Park-Ohio Industries, Inc. 8.1250%, 4/1/21	8,660,850
		17,953,738
E-Commerce/Products—0.5%
10,675,000	Mood Media Corp. 9.2500%, 10/15/20 (144A)	11,662,438
Electric - Generation — 0.4%
7,573,000	AES Corp. 8.0000%, 10/15/17	8,907,741
Electric - Integrated — 0.5%
11,567,000	Ipalco Enterprises, Inc. 5.0000%, 5/1/18	12,492,360
Electronic Components – Semiconductors — 0.3%
8,242,000	Advanced Micro Devices, Inc. 7.5000%, 8/15/22 (144A)	7,479,615
Engines - Internal Combustion — 0.3%
6,031,000	Briggs & Stratton Corp. 6.8750%, 12/15/20	6,754,720
Enterprise Software/Services — 0.6%
13,966,000	Infor U.S., Inc 9.3750%, 4/1/19	15,833,953
Finance - Commercial — 0.2%
5,002,000	Jefferies Finance LLC / JFIN Co-Issuer Corp. 7.3750%, 4/1/20 (144A)	5,089,535
Finance - Investment Bankers/Brokers — 1.3%
9,186,000	E*TRADE Financial Corp. 6.7500%, 6/1/16	9,897,915
10,640,000	E*TRADE Financial Corp. 6.0000%, 11/15/17	11,132,100
10,640,000	E*TRADE Financial Corp. 6.3750%, 11/15/19	11,251,800
		32,281,815
Food - Dairy Products — 0.1%
2,600,000	FAGE Dairy Industry S.A. / FAGE USA Dairy Industry, Inc. 9.8750%, 2/1/20 (144A)	2,853,500
Food - Meat Products — 1.8%
10,589,000	JBS USA LLC / JBS USA Finance, Inc. 8.2500%, 2/1/20 (144A)	11,568,482
6,985,000	JBS USA LLC / JBS USA Finance, Inc. 7.2500%, 6/1/21 (144A)	7,316,788
13,682,000	Pilgrim's Pride Corp. 7.8750%, 12/15/18	14,793,662
12,028,000	Smithfield Foods, Inc. 6.6250%, 8/15/22	13,110,520
		46,789,452
Food - Miscellaneous/Diversified — 1.0%
7,116,000	ARAMARK Corp. 8.5000%, 2/1/15	7,116,071
10,650,000	ARAMARK Corp. 5.7500%, 3/15/20 (144A)	10,889,625
5,837,000	Dole Food Co., Inc. 8.0000%, 10/1/16 (144A)	6,070,480
		24,076,176
Food - Retail — 0.1%
3,521,000	Stater Bros Holdings, Inc. 7.7500%, 4/15/15	3,521,000
Home Furnishings — 0.4%
8,969,000	Norcraft Cos. L.P. / Norcraft Finance Corp. 10.5000%, 12/15/15	9,395,028
Hotels and Motels — 0.1%
1,610,000	RHP Hotel Ppty / RHP Finance 5.0000%, 4/15/21 (144A)	1,620,063
Independent Power Producer — 0.6%
7,472,000	Calpine Corp. 7.8750%, 7/31/20 (144A)	8,181,840
5,445,000	NRG Energy, Inc. 6.6250%, 3/15/23 (144A)	5,771,700
		13,953,540
Investment Management and Advisory Services — 0.5%
7,350,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	7,699,125
4,125,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.8750%, 3/15/22 (144A)	4,362,188
		12,061,313
Machinery - Construction and Mining — 0.5%
6,335,000	Terex Corp. 6.5000%, 4/1/20	6,754,694
5,471,000	Terex Corp. 6.0000%, 5/15/21	5,758,227
		12,512,921
Medical - Biomedical and Genetic — 0.7%
15,599,000	Life Technologies Corp. 6.0000%, 3/1/20	17,501,173
Medical - Drugs — 0.5%
533,000	Valeant Pharmaceuticals International 6.8750%, 12/1/18 (144A)	572,642
11,947,000	VPI Escrow Corp. 6.3750%, 10/15/20 (144A)	12,589,151
		13,161,793
Medical - Hospitals — 1.4%
11,026,000	HCA Holdings, Inc. 7.7500%, 5/15/21	12,287,099
11,174,000	HCA, Inc. 6.5000%, 2/15/20	12,605,668
10,642,000	Universal Health Services, Inc. 7.0000%, 10/1/18	11,573,175
		36,465,942
Medical Instruments — 0.3%
6,996,000	Physio-Control International, Inc. 9.8750%, 1/15/19 (144A)	7,887,990
Medical Labs and Testing Services — 0.1%
4,636,000	Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc. 10.7500%, 1/15/18	3,616,080
Medical Products — 0.8%
9,288,000	Biomet, Inc. 6.5000%, 8/1/20 (144A)	9,856,890
10,924,000	Biomet, Inc. 6.5000%, 10/1/20 (144A)	11,231,237
		21,088,127
Multi-Line Insurance — 1.3%
1,371,000	American International Group, Inc. 6.2500%, 3/15/37	1,518,519
24,155,000	American International Group, Inc. 8.1750%, 5/15/58‡	32,518,669
		34,037,188
Office Furnishings - Original — 0.3%
6,049,000	Interface, Inc. 7.6250%, 12/1/18	6,548,043
Office Supplies and Forms — 0.1%
2,345,000	Mead Products LLC / ACCO Brands Corp. 6.7500%, 4/30/20 (144A)	2,503,288
Oil - Field Services — 0.5%
5,361,000	Calfrac Holdings L.P. 7.5000%, 12/1/20 (144A)	5,381,104
7,075,000	Hiland Partners L.P. / Hiland Partners Finance Corp 7.2500%, 10/1/20 (144A)	7,729,437
		13,110,541
Oil and Gas Drilling — 0.8%
2,692,000	Atwood Oceanics, Inc. 6.5000%, 2/1/20	2,927,550
5,698,000	Drill Rigs Holdings, Inc. 6.5000%, 10/1/17 (144A)	5,754,980
10,657,000	Sidewinder Drilling, Inc. 9.7500%, 11/15/19 (144A)	10,710,285
		19,392,815
Oil Companies - Exploration and Production — 17.3%
2,667,000	Antero Resources Finance Corp. 6.0000%, 12/1/20 (144A)	2,787,015
22,394,000	Aurora USA Oil & Gas, Inc. 9.8750%, 2/15/17 (144A)	24,577,415
13,931,000	Aurora USA Oil & Gas, Inc. 7.5000%, 4/1/20 (144A)	14,070,310
5,962,000	Chaparral Energy, Inc. 9.8750%, 10/1/20	6,886,110
8,016,000	Chaparral Energy, Inc. 8.2500%, 9/1/21	9,078,120
32,541,000	Chesapeake Energy Corp. 6.1250%, 2/15/21	34,615,489
18,753,000	Chesapeake Energy Corp. 5.7500%, 3/15/23	19,010,854
7,892,000	Chesapeake Energy Corp. 2.5000%, 5/15/37	7,561,522
5,189,000	Cimarex Energy Co. 5.8750%, 5/1/22	5,565,203
3,322,000	Continental Resources, Inc. 7.1250%, 4/1/21	3,762,165
14,857,000	Continental Resources, Inc. 5.0000%, 9/15/22	15,785,562
10,725,000	EP Energy LLC / EP Energy Finance, Inc. 9.3750%, 5/1/20	12,387,375
2,743,000	EP Energy LLC / Everest Acquisition Finance, Inc. 7.7500%, 9/1/22	3,031,015
20,028,000	EV Energy Partners L.P. / EV Energy Finance Corp. 8.0000%, 4/15/19	21,129,540
16,746,000	Forest Oil Corp. 7.5000%, 9/15/20 (144A)	17,667,030
16,800,000	Halcon Resources Corp. 9.7500%, 7/15/20 (144A)	18,564,000
9,664,000	Halcon Resources Corp. 8.8750%, 5/15/21 (144A)	10,412,960
6,808,000	Harvest Operations Corp. 6.8750%, 10/1/17	7,607,940
3,322,000	Hilcorp Energy I L.P. / Hilcorp Finance Co. 7.6250%, 4/15/21 (144A)	3,654,200
4,467,000	Kodiak Oil & Gas Corp. 8.1250%, 12/1/19	5,047,710
1,054,000	Kodiak Oil & Gas Corp. 5.5000%, 1/15/21 (144A)	1,104,065
4,900,000	Linn Energy LLC / Linn Energy Finance Corp. 6.5000%, 5/15/19	5,126,625
27,165,000	Linn Energy LLC / Linn Energy Finance Corp. 6.2500%, 11/1/19 (144A)	27,776,212
7,287,000	Newfield Exploration Co. 5.7500%, 1/30/22	7,797,090
4,241,000	Oasis Petroleum, Inc. 6.5000%, 11/1/21	4,622,690
10,657,000	Plains Exploration & Production Co. 6.5000%, 11/15/20	11,775,985
10,657,000	Plains Exploration & Production Co. 6.8750%, 2/15/23	12,069,052
13,738,000	Quicksilver Resources, Inc. 7.1250%, 4/1/16	11,608,610
27,326,000	Samson Investment Co. 9.7500%, 2/15/20 (144A)	29,033,875
8,049,000	SandRidge Energy, Inc. 7.5000%, 3/15/21	8,370,960
10,351,000	SandRidge Energy, Inc. 8.1250%, 10/15/22	11,049,692
5,486,000	SandRidge Energy, Inc. 7.5000%, 2/15/23	5,691,725
2,649,000	SM Energy Co. 6.6250%, 2/15/19	2,841,053
4,197,000	SM Energy Co. 6.5000%, 11/15/21	4,585,223
2,629,000	SM Energy Co. 6.5000%, 1/1/23	2,878,755
10,657,000	Stone Energy Corp. 7.5000%, 11/15/22	11,642,772
4,823,000	Vanguard Natural Resources LLC / VNR Finance Corp. 7.8750%, 4/1/20	5,172,668
12,227,000	Venoco, Inc. 8.8750%, 2/15/19	11,860,190
18,766,000	W&T Offshore, Inc. 8.5000%, 6/15/19	20,408,025
		438,616,802
Oil Field Machinery and Equipment — 0.4%
10,285,000	Dresser-Rand Group, Inc. 6.5000%, 5/1/21	10,979,238
Oil Refining and Marketing — 1.8%
4,890,000	Frontier Oil Corp. 6.8750%, 11/15/18	5,293,425
19,011,000	PBF Holding Co. LLC / PBF Finance Corp. 8.2500%, 2/15/20 (144A)	20,912,100
18,604,000	Western Refining, Inc. 6.2500%, 4/1/21 (144A)	19,022,590
		45,228,115
Paper and Related Products — 0.2%
5,266,000	Unifrax I LLC / Unifrax Holding Co. 7.5000%, 2/15/19 (144A)	5,423,980
Pipelines — 4.4%
3,247,000	Atlas Pipeline Partners L.P. / Atlas Pipeline Finance Corp. 6.6250%, 10/1/20 (144A)	3,384,998
10,450,000	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp. 7.7500%, 4/1/19	10,894,125
10,701,000	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp. 7.7500%, 4/1/19 (144A)	11,155,792
20,543,000	Crosstex Energy L.P. / Crosstex Energy Finance Corp. 8.8750%, 2/15/18	22,237,797
9,865,000	El Paso Pipeline Partners Operating Co. LLC 5.0000%, 10/1/21	11,060,460
8,031,000	Holly Energy Partners L.P. / Holly Energy Finance Corp. 6.5000%, 3/1/20 (144A)	8,532,938
6,918,000	MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp. 6.2500%, 6/15/22	7,454,145
4,030,000	Regency Energy Partners L.P. / Regency Energy Finance Corp. 6.8750%, 12/1/18	4,392,700
4,291,000	Regency Energy Partners L.P. / Regency Energy Finance Corp. 5.5000%, 4/15/23	4,591,370
7,914,000	Sabine Pass Liquefaction LLC 5.6250%, 2/1/21 (144A)	8,210,775
10,079,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.3750%, 8/1/22	11,011,308
6,411,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 5.2500%, 5/1/23 (144A)	6,667,440
2,724,000	Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. 5.8750%, 10/1/20 (144A)	2,873,820
		112,467,668
Printing - Commercial — 1.4%
14,412,000	ARC Document Solutions, Inc. 10.5000%, 12/15/16	14,375,970
22,331,000	Cenveo Corp. 8.8750%, 2/1/18	22,331,000
		36,706,970
Publishing - Books — 0.2%
5,359,000	McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance 9.7500%, 4/1/21 (144A)	5,305,410
Publishing - Periodicals — 0.4%
10,867,000	Nielsen Finance LLC / Nielsen Finance Co. 4.5000%, 10/1/20 (144A)	10,853,416
Racetracks — 0.1%
1,575,000	Speedway Motorsports, Inc. 6.7500%, 2/1/19 (144A)	1,681,313
Radio — 1.2%
16,708,000	Entercom Radio LLC 10.5000%, 12/1/19	19,214,200
9,292,000	Townsquare Radio LLC / Townsquare Radio, Inc. 9.0000%, 4/1/19 (144A)	10,151,510
		29,365,710
Real Estate Management/Services — 1.9%
14,349,000	Kennedy-Wilson, Inc. 8.7500%, 4/1/19 (144A)	15,496,920
22,728,000	Kennedy-Wilson, Inc. 8.7500%, 4/1/19	24,546,240
8,757,000	Realogy Group LLC 11.5000%, 4/15/17	9,315,259
		49,358,419
REIT - Hotels — 0.4%
1,965,000	Host Hotels & Resorts L.P. 6.7500%, 6/1/16	2,001,844
6,146,000	Host Hotels & Resorts L.P. 6.0000%, 10/1/21	7,106,312
		9,108,156
REIT - Office Property — 0.8%
15,945,000	SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership 7.7500%, 3/15/20	19,575,055
Rental Auto/Equipment — 0.3%
3,237,000	Hertz Corp. 5.8750%, 10/15/20	3,415,035
979,000	United Rentals N.A., Inc. 7.3750%, 5/15/20	1,086,690
3,844,000	United Rentals N.A., Inc. 8.3750%, 9/15/20	4,286,060
		8,787,785
Research & Development — 0.2%
4,470,000	Jaguar Holding Co. II / Jaguar Merger Sub, Inc. 9.5000%, 12/1/19 (144A)	5,129,325
Retail - Apparel and Shoe — 0.3%
7,400,000	PVH Corp. 4.5000%, 12/15/22	7,289,000
Retail - Drug Store — 0.7%
9,863,000	Rite Aid Corp. 9.5000%, 6/15/17	10,343,821
3,651,000	Rite Aid Corp. 10.2500%, 10/15/19	4,207,778
2,425,000	Rite Aid Corp. 9.2500%, 3/15/20	2,737,219
		17,288,818
Retail - Leisure Products — 0.2%
4,157,000	Steinway Musical Instruments, Inc. 7.0000%, 3/1/14 (144A)	4,162,238
Retail - Perfume and Cosmetics — 0.7%
11,244,000	Sally Holdings LLC / Sally Capital, Inc. 6.8750%, 11/15/19	12,452,730
5,523,000	Sally Holdings LLC / Sally Capital, Inc. 5.7500%, 6/1/22	5,764,631
		18,217,361
Retail - Propane Distribution — 0.5%
5,254,000	Ferrellgas Partners L.P. / Ferrellgas Partners Finance Corp. 8.6250%, 6/15/20	5,332,810
7,168,000	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 7.3750%, 8/1/21	7,902,720
		13,235,530
Retail - Restaurants — 1.1%
15,375,000	Landry's, Inc. 9.3750%, 5/1/20 (144A)	16,566,562
10,572,000	Wok Acquisition Corp. 10.2500%, 6/30/20 (144A)	11,312,040
		27,878,602
Retail - Toy Store — 0.8%
3,395,000	Toys R Us Property Co. II LLC 8.5000%, 12/1/17	3,585,969
15,849,000	Toys R Us, Inc. 10.3750%, 8/15/17	16,066,924
		19,652,893
Rubber/Plastic Products — 0.5%
12,651,000	Trinseo Materials Operating S.C.A. / Trinseo Materials Finance, Inc. 8.7500%, 2/1/19 (144A)	12,524,490
Satellite Telecommunications — 0.5%
9,647,000	Intelsat Luxembourg S.A. 7.7500%, 6/1/21 (144A)	9,815,823
3,752,000	Intelsat Luxembourg S.A. 8.1250%, 6/1/23 (144A)	3,812,970
		13,628,793
Semiconductor Equipment — 0.6%
13,263,000	Sensata Technologies B.V. 6.5000%, 5/15/19 (144A)	14,290,883
Steel - Producers — 1.8%
5,785,000	ArcelorMittal 6.0000%, 3/1/21	6,082,112
11,485,000	ArcelorMittal 6.7500%, 2/25/22	12,551,543
3,216,000	Edgen Murray Corp. 8.7500%, 11/1/20 (144A)	3,336,600
10,939,000	Steel Dynamics, Inc. 6.1250%, 8/15/19 (144A)	11,814,120
10,939,000	Steel Dynamics, Inc. 6.3750%, 8/15/22 (144A)	11,814,120
		45,598,495
Steel - Specialty — 0.2%
4,772,000	Permian Holdings, Inc. 10.5000%, 1/15/18 (144A)	4,915,160
Telecommunication Services — 0.9%
18,493,000	Level 3 Communications, Inc. 11.8750%, 2/1/19	21,683,042
1,654,000	Level 3 Communications, Inc. 8.8750%, 6/1/19 (144A)	1,806,995
		23,490,037
Telephone - Integrated — 1.5%
8,991,000	Level 3 Financing, Inc. 10.0000%, 2/1/18	9,935,055
13,281,000	Level 3 Financing, Inc. 9.3750%, 4/1/19	14,890,657
4,428,000	Level 3 Financing, Inc. 8.1250%, 7/1/19	4,870,800
8,775,000	Level 3 Financing, Inc. 7.0000%, 6/1/20 (144A)	9,191,813
		38,888,325
Theaters — 0.3%
7,919,000	National CineMedia LLC 7.8750%, 7/15/21	8,819,786
Transportation - Air Freight — 0.3%
6,562,000	Air Medical Group Holdings, Inc. 9.2500%, 11/1/18	7,267,415
Transportation - Marine — 0.3%
7,914,000	Ship Finance International, Ltd. 3.2500%, 2/1/18	8,116,796
Transportation - Railroad — 0.6%
10,207,000	Florida East Coast Railway Corp. 8.1250%, 2/1/17	10,947,008
118,000	Kansas City Southern de Mexico S.A. de C.V. 6.1250%, 6/15/21	133,340
3,751,000	Watco Cos. LLC / Watco Finance Corp. 6.3750%, 4/1/23 (144A)	3,858,841
		14,939,189
Transportation - Truck — 0.7%
14,635,000	Swift Services Holdings, Inc. 10.0000%, 11/15/18	16,757,075
Water Treatment Systems — 1.0%
6,331,000	Heckmann Corp. 9.8750%, 4/15/18 (144A)	6,718,774
17,789,000	Heckmann Corp. 9.8750%, 4/15/18	19,011,993
		25,730,767
Web Hosting/Design — 0.7%
4,276,000	Equinix, Inc. 4.8750%, 4/1/20	4,308,070
13,363,000	Equinix, Inc. 5.3750%, 4/1/23	13,530,038
		17,838,108
X-Ray Equipment — 0.2%
5,512,000	Hologic, Inc. 6.2500%, 8/1/20 (144A)	5,863,390
Total Corporate Bonds (cost $2,088,157,654)		2,211,719,931
Preferred Stock — 0.4%
Steel - Producers — 0.4%
508,550	ArcelorMittal, 0% (cost $13,023,805)	10,654,122
Money Market — 5.9%
149,167,119	Janus Cash Liquidity Fund LLC, 0% (cost $149,167,119)	149,167,119
Total Investments (total cost $2,415,172,948) – 100%		$2,540,430,382

Summary of Investments by Country – (Long Positions) March 31, 2013(unaudited)

Country	Value	% of Investment Securities
Australia	$18,312,395	0.7%
Bermuda	8,116,796	0.3%
Canada	34,715,041	1.4%
Cayman Islands	15,212,190	0.6%
Luxembourg	59,367,400	2.4%
Marshall Islands	5,754,980	0.2%
Mexico	133,340	0.0%
Netherlands	36,188,688	1.4%
Spain	5,806,775	0.3%
United Kingdom	10,857,927	0.4%
United States††	2,345,964,850	92.3%
Total	$2,540,430,382	100.0%

†† Includes Cash Equivalents of 5.9%.

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company

REIT	Real Estate Investment Trust

(a)	All or a portion of this position has not settled, or is not funded. Upon settlement of funding date, interest rates for unsettled or unfunded amounts will be determined. Interest and dividends will not be accrued until time of settlement or funding.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

‡	Rate is subject to change. Rate shown reflects current rate.
ß	Security is illiquid.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2013 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus High-Yield Fund	$895,252,936	35.2%

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2013)
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Bank Loans	$-	$168,889,210	$-
Corporate Bonds	-	2,211,719,931	-
Preferred Stock	-	10,654,122	-
Money Market	-	149,167,119	-
Total Investments in Securities	$-	$2,540,430,382	$-

(a) Includes fair vale factor.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2013 is noted below.

Fund	Aggregate Value
Janus High-Yield Fund	$73,924,500

Janus Money Market Fund

Schedule of Investments (unaudited)

Principal Amount		Value
Certificates Of Deposit — 11.9%
$ 30,000,000	Bank of Montreal, Chicago 0.1600%, 4/3/13	$30,000,000
5,000,000	Bank of Montreal, Chicago 0.1400%, 4/24/13	5,000,000
25,000,000	Bank of Montreal, Chicago 0.1800%, 5/28/13	25,000,000
25,000,000	Svenska Handelsbanken A.B. 0.2150%, 4/24/13	25,000,080
25,000,000	Svenska Handelsbanken A.B. 0.2050%, 6/19/13	25,000,274
25,000,000	Toronto Dominion Bank, New York 0.1600%, 4/19/13	25,000,000
13,000,000	Toronto Dominion Bank, New York 0.1800%, 5/28/13	13,000,000
Total Certificates Of Deposit (amortized cost $148,000,354)		148,000,354
Commercial Paper — 16.3%
12,000,000	BNP Paribas Securities Corp. 0.1116%, 4/1/13	12,000,000
25,000,000	BNP Paribas Securities Corp. 0.1417%, 4/2/13	24,999,931
20,000,000	BNP Paribas Securities Corp. 0.1014%, 4/3/13	19,999,889
20,000,000	JPMorgan Chase & Co. 0.1827%, 5/2/13	19,996,899
15,000,000	JPMorgan Chase & Co. 0.1624%, 5/6/13	14,997,666
15,000,000	JPMorgan Chase & Co. 0.1725%, 6/26/13	14,993,908
30,000,000	Nieuw Amsterdam Receivables Corp. (Section 4(2)) 0.1725%, 4/19/13	29,997,450
10,000,000	Nieuw Amsterdam Receivables Corp. (Section 4(2)) 0.1725%, 4/25/13	9,998,867
20,000,000	Nieuw Amsterdam Receivables Corp. (Section 4(2)) 0.1827%, 5/20/13	19,995,100
20,000,000	Standard Chartered PLC (Section 4(2)) 0.1522%, 4/3/13	19,999,833
15,000,000	Standard Chartered PLC (Section 4(2)) 0.1319%, 4/26/13	14,998,646
Total Commercial Paper (amortized cost $201,978,189)		201,978,189
Repurchase Agreements — 33.5%
100,000,000	Goldman Sachs Group, Inc., 0.2000%, dated 3/28/13, maturing 4/1/13, to be repurchased at $100,002,222, collateralized by $734,042,696 in U.S. Government Agencies, 0.5000%-6.9958%, 8/25/34-8/25/42, with a value of $102,000,705	100,000,000
100,000,000	HSBC Securities (USA), Inc., 0.2000%, dated 3/28/13, maturing 4/1/13, to be repurchased at $100,002,222, collateralized by $95,815,649 in U.S. Government Agencies, 2.5000%-4.0000%, 3/15/41-1/20/43, with a value of $102,000,000	100,000,000
215,600,000	RBC Capital Markets Corp., 0.2100%, dated 3/28/13, maturing 4/1/13, to be repurchased at $215,605,031, collateralized by $206,784,444 in U.S. Government Agencies, 3.5000%-4.0000%, 12/1/41-12/1/42, with a value of $219,912,000	215,600,000
Total Repurchase Agreements (amortized cost $415,600,000)		415,600,000
U.S. Government Agency Notes — 22.9%
	Army & Air Force Exchange Services:
8,000,000	0.2500%, 4/15/13ß	8,000,000
15,300,000	0.2500%, 4/22/13ß	15,300,000
18,900,000	0.2500%, 4/26/13ß	18,900,000
20,000,000	0.3500%, 5/30/13ß	20,000,000
	Fannie Mae:
10,000,000	0.0154%, 4/18/13	9,999,291
15,000,000	0.1251%, 6/19/13	14,995,885
15,000,000	0.1401%, 6/26/13	14,994,982
10,000,000	0.0575%, 7/31/13	9,996,302
20,000,000	0.1351%, 8/1/13	19,989,831
	Federal Home Loan Bank System:
10,000,000	0.0461%, 5/17/13	9,998,339
8,000,000	0.0467%, 5/24/13	7,998,174
10,000,000	0.0476%, 5/29/13	9,997,421
10,000,000	0.0472%, 6/14/13	9,997,533
10,000,000	0.0473%, 6/19/13	9,996,995
14,500,000	0.0951%, 6/21/13	14,496,901
10,000,000	0.0580%, 7/3/13	9,996,512
10,000,000	0.0576%, 7/24/13	9,996,629
10,000,000	0.0582%, 7/26/13	9,996,294
	Freddie Mac:
10,000,000	0.0470%, 6/3/13	9,997,287
10,000,000	0.0461%, 6/10/13	9,997,764
10,000,000	0.0579%, 6/25/13	9,995,748
10,000,000	0.0576%, 7/1/13	9,996,713
10,000,000	0.0477%, 7/8/13	9,996,869
10,000,000	0.0477%, 8/13/13	9,994,862
Total U.S. Government Agency Notes (amortized cost $284,630,332)		284,630,332
Variable Rate Demand Agency Notes — 15.4%
5,060,000	Auburn, Alabama Industrial Development Revenue, Series A 0.1900%, 7/1/26‡	5,060,000
4,000,000	Breckenridge Terrace LLC 0.2100%, 5/1/39‡	4,000,000
14,980,000	Breckenridge Terrace LLC 0.2100%, 5/1/39‡	14,980,000
7,985,000	Brevard County, Florida Health Facility Authority Retirement Housing Foundation 0.1100%, 9/1/25‡	7,985,000
800,000	California Infrastructure & Economic Development Bank 0.1800%, 7/1/33‡	800,000
1,045,000	Capital Markets Access Co. LC 0.1900%, 7/1/25‡	1,045,000
5,700,000	Colorado Housing Facilities Revenue, (Tenderfoot Seasonal Housing LLC), Series A 0.2600%, 7/1/35‡	5,700,000
6,170,000	Congress Commons LLC 0.3000%, 12/1/50‡	6,170,000
5,595,000	Danville-Pittsylvania, Virginia Facility Revenue, (Cane Creek Project) 0.2000%, 1/1/26‡	5,595,000
9,100,000	Eagle County, Colorado Housing Facility Revenue, (BC Housing LLC Project), Series A 0.2600%, 6/1/27‡	9,100,000
8,000,000	Eagle County, Colorado Housing Facility Revenue, (BC Housing LLC Project), Series A 0.2600%, 5/1/39‡	8,000,000
11,470,000	Eskaton Properties, Inc. 0.4000%, 12/1/37‡	11,470,000
3,795,000	FJM Properties of Willmar LLC 0.3000%, 10/1/24‡	3,795,000
7,000,000	Florissant, Missouri Industrial Development Authority Revenue Retirement Housing Foundation 0.1100%, 9/1/28‡	7,000,000
8,965,000	Franklin County Ohio Health Care Facility Revenue, (Adjusted Friendship Village Dublin), Series A 0.1200%, 11/1/22‡	8,965,000
6,850,000	Franklin County Ohio Health Care Facility Revenue, (Variable Friendship Village Dublin), Series B 0.1200%, 11/1/34‡	6,850,000
5,620,000	Hunter's Ridge, Southpointe 0.1700%, 6/1/25‡	5,620,000
3,785,000	J-Jay Properties LLC 0.1800%, 7/1/35‡	3,785,000
530,000	Kentucky Economic Development Financial Authority Health Care Revenue, (Christian-B) 1.0000%, 11/1/15‡	530,000
1,080,000	Lone Tree Building Authority 0.4400%, 12/1/17‡	1,080,000
9,000,000	Louisiana Local Government Environmental Facilities 0.0900%, 7/1/47‡	9,000,000
10,000,000	Massachusetts State Health And Educational, (Various Childrens Hospital), Series N-2 0.1000%, 10/1/42‡	10,000,000
4,415,000	Mesivta Yeshiva Rabbi Chaim Berlin 0.2037%, 11/1/35‡	4,415,000
5,000,000	Phenix City, Alabama Downtown Redevelopment Authority Revenue, Series A 0.1900%, 2/1/33‡	5,000,000
160,000	Phoenix, Illinois Realty Special Account Multifamily Revenue, (Brightons Mark) 0.2700%, 4/1/20‡	160,000
10,865,000	RBS Insurance Trust 0.1900%, 11/1/31‡	10,865,000
3,650,000	Riley Family Eagle Lake L.P. & Riley Family Lexington Heights L.P. 0.2000%, 9/1/33‡	3,650,000
2,600,000	Tift County, Georgia Development Authority, (Heatcraft), Series A 0.2500%, 2/1/18‡	2,600,000
4,350,000	Triple Crown Investments LLC 0.1900%, 8/1/25‡	4,350,000
1,620,000	Volunteers of America, Alabama 0.2500%, 9/1/23‡	1,620,000
21,680,000	Washington State Higher Education Facilities, (Seattle Pacific University) 0.1200%, 10/1/30‡	21,680,000
Total Variable Rate Demand Agency Notes (amortized cost $190,870,000)		190,870,000
Total Investments (total amortized cost $1,241,078,875) – 100.0%		$1,241,078,875

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company

Section 4(2)	Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933, as amended.

‡	Rate is subject to change. Rate shown reflects current rate.
β	Security is illiquid.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2013)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Certificates Of Deposit	$—	$148,000,354	$—
Commercial Paper	—	201,978,189	—
Repurchase Agreements	—	415,600,000	—
U.S. Government Agency Notes	—	284,630,332	—
Variable Rate Demand Agency Notes	—	190,870,000	—
Total Investments in Securities	$—	$1,241,078,875	$—

Janus Real Return Fund

(formerly named Janus Real Return Allocation Fund)

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Corporate Bonds – 73.4%
Aerospace and Defense – Equipment – 2.5%
$13,000	Exelis, Inc. 4.2500%, 10/1/16	$13,958
317,000	TransDigm, Inc. 7.7500%, 12/15/18	347,907
		361,865
Agricultural Chemicals – 1.2%
142,000	CF Industries, Inc. 6.8750%, 5/1/18	170,138
Beverages – Wine and Spirits – 1.5%
190,000	Constellation Brands, Inc. 7.2500%, 9/1/16	215,650
Building – Residential and Commercial – 3.8%
250,000	Lennar Corp. 4.7500%, 12/15/17	261,875
289,000	Meritage Homes Corp. 4.5000%, 3/1/18 (144A)	288,277
		550,152
Casino Hotels – 2.2%
290,000	MGM Resorts International 7.5000%, 6/1/16	321,175
Chemicals – Specialty – 0.8%
72,000	Ashland, Inc. 3.0000%, 3/15/16 (144A)	73,080
50,000	Ashland, Inc. 3.8750%, 4/15/18 (144A)	50,625
		123,705
Commercial Banks – 5.2%
290,000	CIT Group, Inc. 4.7500%, 2/15/15 (144A)	303,775
259,000	Regions Financial Corp. 7.7500%, 11/10/14	285,542
160,000	Zions BanCorp. 7.7500%, 9/23/14	173,950
2,000	Zions BanCorp. 4.0000%, 6/20/16	2,056
		765,323
Computers – Memory Devices – 0.2%
30,000	Seagate Technology International 10.0000%, 5/1/14 (144A)	31,725
Consumer Products – Miscellaneous – 1.5%
190,000	Jarden Corp. 7.5000%, 5/1/17	214,938
Containers – Metal and Glass – 2.2%
290,000	Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 7.3750%, 10/15/17 (144A)	317,187
Diversified Banking Institutions – 4.9%
305,000	Ally Financial, Inc. 6.7500%, 12/1/14 - Series 8	327,112
25,000	Bank of America Corp. 8.0000%, 1/30/18 - Series K‡,#	28,095
41,000	Bank of America Corp. 8.1250%, 5/15/18 - Series M‡,#	46,131
260,000	Citigroup, Inc. 5.0000%, 9/15/14	273,008
40,000	Royal Bank of Scotland Group PLC 2.5500%, 9/18/15	41,112
		715,458
Diversified Manufacturing Operations – 1.3%
110,000	Bombardier, Inc. 4.2500%, 1/15/16 (144A)	114,125
70,000	GE Capital Trust I 6.3750%, 11/15/67‡	74,200
		188,325
Diversified Minerals – 0.5%
70,000	FMG Resources August 2006 Pty, Ltd. 6.8750%, 2/1/18 (144A)	73,588
Electric – Generation – 1.8%
4,000	AES Corp. 7.7500%, 10/15/15	4,495
220,000	AES Corp. 9.7500%, 4/15/16	262,350
		266,845
Electronic Components – Semiconductors – 2.1%
290,000	STATS ChipPAC, Ltd. 7.5000%, 8/12/15 (144A)	305,587
Electronic Measuring Instruments – 0.8%
120,000	FLIR Systems, Inc. 3.7500%, 9/1/16	125,258
Finance – Leasing Company – 1.5%
220,000	International Lease Finance Corp. 6.6250%, 11/15/13 (MTN)	226,600
Finance – Auto Loans – 2.4%
290,000	Ford Motor Credit Co. LLC 8.0000%, 12/15/16	347,678
Finance – Consumer Loans – 1.4%
190,000	SLM Corp. 5.0000%, 4/15/15 - Series A (MTN)	200,450
Finance – Credit Card – 0.7%
100,000	American Express Co. 6.8000%, 9/1/66‡	107,750
Finance – Investment Bankers/Brokers – 1.4%
150,000	Lazard Group LLC 7.1250%, 5/15/15	165,929
34,000	Raymond James Financial, Inc. 4.2500%, 4/15/16	36,249
		202,178
Finance – Other Services – 1.9%
274,000	CNH Capital LLC 3.8750%, 11/1/15	280,850
Food – Meat Products – 2.2%
290,000	JBS USA LLC / JBS USA Finance, Inc. 11.6250%, 5/1/14	321,175
Food – Miscellaneous/Diversified – 1.2%
171,000	ARAMARK Corp. 8.5000%, 2/1/15	171,002
Food – Retail – 1.6%
227,000	Stater Bros Holdings, Inc. 7.3750%, 11/15/18	242,606
Independent Power Producer – 2.1%
290,000	Calpine Corp. 7.2500%, 10/15/17 (144A)	307,400
Investment Management and Advisory Services – 0.5%
65,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	72,800
Medical – HMO – 1.5%
200,000	Centene Corp. 5.7500%, 6/1/17	214,500
Medical – Hospitals – 1.9%
250,000	HCA, Inc. 6.5000%, 2/15/16	273,750
Metal – Copper – 0.4%
60,000	Freeport-McMoRan Copper & Gold, Inc. 2.3750%, 3/15/18 (144A)	60,251
Office Furnishings – Original – 1.2%
160,000	Interface, Inc. 7.6250%, 12/1/18	173,200
Oil Companies – Exploration and Production – 4.9%
220,000	Berry Petroleum Co. 10.2500%, 6/1/14	239,800
220,000	Chesapeake Energy Corp. 9.5000%, 2/15/15	248,600
122,000	Chesapeake Energy Corp. 3.2500%, 3/15/16	123,372
30,000	Chesapeake Energy Corp. 7.2500%, 12/15/18	34,050
65,000	Plains Exploration & Production Co. 6.5000%, 11/15/20	71,825
		717,647
Oil Refining and Marketing – 1.4%
190,000	Frontier Oil Corp. 6.8750%, 11/15/18	205,675
Paper and Related Products – 0.8%
100,000	Georgia-Pacific LLC 7.7000%, 6/15/15	113,960
Pipelines – 2.4%
309,000	Kinder Morgan Finance Co. LLC 6.0000%, 1/15/18 (144A)	341,944
2,000	Kinder Morgan Finance Co. ULC 5.7000%, 1/5/16	2,175
		344,119
REIT – Office Property – 2.1%
288,000	Reckson Operating Partnership L.P. 6.0000%, 3/31/16	315,563
REIT – Regional Malls – 1.1%
150,000	Rouse Co. LLC 6.7500%, 11/9/15	155,438
REIT – Warehouse/Industrial – 0%
6,000	ProLogis L.P. 7.6250%, 8/15/14	6,486
Retail – Toy Store – 1.6%
220,000	Toys R Us Property Co. II LLC 8.5000%, 12/1/17	232,375
Steel – Producers – 0.5%
70,000	ArcelorMittal 4.2500%, 3/1/16	72,551
Super – Regional Banks – US – 1.0%
125,000	Wells Fargo & Co. 7.9800%, 3/15/18 - Series K‡,#	144,219
Telecommunication Services – 0.3%
40,000	Qwest Corp. 7.5000%, 10/1/14	43,599
Telephone – Integrated – 1.9%
250,000	Windstream Corp. 7.8750%, 11/1/17	285,625
Trucking and Leasing – 1.0%
14,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.5000%, 7/11/14 (144A)	14,221
123,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.5000%, 3/15/16 (144A)	125,983
		140,204
Total Corporate Bonds (cost $10,666,351)		10,726,570
Exchange-Traded Fund
Commodity – 1.8%
19,700	Sprott Physical Gold Trust (ETF) (cost $285,158)*	266,541
Preferred Stocks – 1.2%
Diversified Banking Institution – 0.5%
3,175	Royal Bank of Scotland Group PLC - Series N, 6.3500%	70,485
Diversified Financial Services – 0.3%
1,350	Citigroup Capital XIII, 7.8750%	38,596
Steel – Producers – 0.4%
2,950	ArcelorMittal – Series MTUS, 6.0000%	61,802
Total Preferred Stocks (cost $184,831)		170,883
U.S. Treasury Notes/Bonds – 14.9%
U.S. Treasury Notes/Bonds:
$278,000	1.7500%, 4/15/13	278,174
815,000	0.2500%, 2/28/14	815,668
145,000	0.2500%, 4/30/14	145,108
269,000	0.2500%, 8/31/14	269,137
200,000	0.2500%, 11/30/14	200,078
140,000	0.3750%, 3/15/15	140,334
270,000	0.2500%, 8/15/15	269,683
47,000	1.0000%, 10/31/16	47,870
20,000	0.8750%, 1/31/18	20,130
Total U.S. Treasury Notes/Bonds (cost $2,184,786)		2,186,182
Money Market – 8.7%
1,267,330	Janus Cash Liquidity Fund LLC, 0% (cost $1,267,330)	1,267,330
Total Investments (cost $14,588,456) – 100%		$14,617,506

Summary of Investments by Country - (Long Positions)

March 31, 2013 (unaudited)

Country	Value	% of Investment Securities
Australia	$73,588	0.5%
Canada	380,666	2.6%
Cayman Islands	31,725	0.2%
Ireland	317,187	2.2%
Luxembourg	134,353	0.9%
Singapore	305,587	2.1%
United Kingdom	111,597	0.8%
United States††	13,262,803	90.7%
Total	$14,617,506	100.0%

†† Includes Cash Equivalents of 8.7%.

Notes to Schedule of Investments (unaudited)

ETF	Exchange-Traded Fund
MTN	Medium Term Note
PLC	Public Limited Company
REIT	Real Estate Investment Trust
ULC	Unlimited Liability Company

*	Non-income producing security.
‡	Rate is subject to change. Rate shown reflects current rate.
#	Security is perpetual and thus does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2013.
144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2013 is indicated in the table below:

Fund	Value	Value as a % of Investment Securities
Janus Real Return Fund(1)	$2,407,768	16.5%

(1)	Formerly named Janus Real Return Allocation Fund.

The following is a summary of inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2013.

See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2013)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Corporate Bonds	$—	$10,726,570	$—
Exchange-Traded Fund	—	266,541	—
Preferred Stocks	—	170,883	—
U.S. Treasury Notes/Bonds	—	2,186,182	—
Money Market	—	1,267,330	—
Total Investments in Securities	$—	$14,617,506	$—

(a)	Includes fair value factors.

Aggregate collateral segregated to cover margin or segregation requirements on securities with extended settlement dates as of March 31, 2013 is noted below.

Fund	Aggregate Value
Janus Real Return Fund(1)	$12,667,713

(1)	Formerly named Janus Real Return Allocation Fund.

Janus Short-Term Bond Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 4.7%
16,507,000	AmeriCredit Automobile Receivables Trust 1.9300%, 8/8/18	$16,721,443
28,552,630	Banc of America Large Loan Trust 2.5030%, 11/15/15 (144A),‡	28,708,727
8,835,000	Gracechurch Card Funding PLC 0.9012%, 6/15/17 (144A),‡	8,922,935
30,586,000	Permanent Master Issuer PLC 1.8903%, 7/15/42‡, (144A),	31,172,364
15,186,648	Santander Consumer Acquired Receivables Trust 2.0100%, 8/15/16 (144A)	15,310,419
12,782,000	Santander Drive Auto Receivables Trust 1.9400%, 4/16/18	12,935,435
12,325,149	SMART Trust 1.5400%, 3/14/15 (144A)	12,396,648
18,233,000	SMART Trust 2.5200%, 11/14/16 (144A)	18,663,809
3,797,000	SMART Trust 0.9700%, 3/14/17	3,803,075
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $147,184,019)		148,634,855
Bank Loans — 0.3%
Broadcast Services and Programming — 0.1%
3,690,293	Sinclair Television Group, Inc. 4.0000%, 10/28/16‡	3,696,714
Metal - Iron — 0.2%
4,789,930	FMG Resources August 2006 Pty, Ltd. 5.2500%, 10/18/17‡	4,844,248
Total Bank Loans (cost $8,474,589)		8,540,962
Corporate Bonds — 73.4%
Advertising Services — 0.1%
1,602,000	WPP Finance UK 5.8750%, 6/15/14	1,692,000
Aerospace and Defense – Equipment — 1.0%
9,872,000	Exelis, Inc. 4.2500%, 10/1/16	10,599,399
13,811,000	TransDigm, Inc. 7.7500%, 12/15/18	15,157,572
6,063,000	United Technologies Corp. 1.2000%, 6/1/15	6,148,064
		31,905,035
Agricultural Chemicals — 0.1%
2,401,000	CF Industries, Inc. 6.8750%, 5/1/18	2,876,763
Airlines — 0.3%
9,177,000	Southwest Airlines Co. 5.2500%, 10/1/14	9,698,272
Beverages - Non-Alcoholic — 1.0%
29,844,000	PepsiCo, Inc. 0.7000%, 8/13/15	29,888,647
Building - Residential and Commercial — 0.3%
8,641,000	Lennar Corp. 5.6000%, 5/31/15	9,202,665
Building Products - Cement and Aggregate — 0.2%
5,184,000	CRH America, Inc. 5.3000%, 10/15/13	5,303,408
Cable/Satellite Television — 0%
1,037,000	Time Warner Cable, Inc. 6.2000%, 7/1/13	1,050,822
Casino Hotels — 0.7%
14,689,000	MGM Resorts International 6.6250%, 7/15/15	15,937,565
6,011,000	MGM Resorts International 11.1250%, 11/15/17	6,394,201
		22,331,766
Cellular Telecommunications — 0.1%
1,599,000	Cellco Partnership / Verizon Wireless Capital LLC 7.3750%, 11/15/13	1,664,345
1,642,000	Cellco Partnership / Verizon Wireless Capital LLC 5.5500%, 2/1/14	1,706,619
		3,370,964
Chemicals - Diversified — 0.4%
12,309,000	LyondellBasell Industries N.V. 5.0000%, 4/15/19	13,909,170
Chemicals - Specialty — 1.6%
15,471,000	Ashland, Inc. 3.0000%, 3/15/16 (144A)	15,703,065
12,437,000	Ashland, Inc. 3.8750%, 4/15/18 (144A)	12,592,462
14,252,000	Ecolab, Inc. 2.3750%, 12/8/14	14,638,942
5,788,000	Ecolab, Inc. 1.0000%, 8/9/15	5,803,298
		48,737,767
Coatings and Paint Products — 0.5%
13,888,000	RPM International, Inc. 6.2500%, 12/15/13	14,370,539
Commercial Banks — 5.3%
7,757,000	Associated Banc-Corp 1.8750%, 3/12/14	7,791,247
19,451,000	BBVA U.S. Senior SAU 4.6640%, 10/9/15	19,946,475
17,282,000	Canadian Imperial Bank of Commerce 1.4500%, 9/13/13	17,370,657
40,236,000	CIT Group, Inc. 5.0000%, 5/15/17	43,153,110
14,184,000	HSBC Bank PLC 1.6250%, 8/12/13 (144A)	14,250,778
13,917,000	Intesa Sanpaolo SpA 3.1250%, 1/15/16	13,604,466
7,501,000	National Bank of Canada 1.6500%, 1/30/14 (144A)	7,579,010
17,368,000	Nordea Bank A.B. 1.7500%, 10/4/13 (144A)	17,476,533
15,127,000	Regions Financial Corp. 7.7500%, 11/10/14	16,677,215
5,239,000	Zions Bancorp 7.7500%, 9/23/14	5,695,789
1,529,000	Zions Bancorp 4.0000%, 6/20/16	1,571,387
		165,116,667
Commercial Services - Finance — 0.7%
22,672,000	Experian Finance PLC 2.3750%, 6/15/17 (144A)	23,118,276
Computers - Memory Devices — 0.3%
9,078,000	Seagate Technology International 10.0000%, 5/1/14 (144A)	9,599,985
Data Processing and Management — 1.2%
15,655,000	Dun & Bradstreet Corp. 3.2500%, 12/1/17	16,095,156
18,585,000	Fiserv, Inc. 3.1250%, 10/1/15	19,505,683
1,415,000	Fiserv, Inc. 3.1250%, 6/15/16	1,490,923
		37,091,762
Diversified Banking Institutions — 10.4%
4,804,000	Bank of America Corp. 4.5000%, 4/1/15	5,090,429
10,880,000	Bank of America Corp. 1.5000%, 10/9/15	10,915,937
31,075,000	Bank of America Corp. 1.2500%, 1/11/16	30,945,169
15,770,000	Bank of America Corp. 3.6250%, 3/17/16	16,728,595
4,230,000	Bank of America Corp. 3.7500%, 7/12/16	4,498,884
38,031,000	Citigroup, Inc. 5.0000%, 9/15/14	39,933,691
7,253,000	Citigroup, Inc. 4.8750%, 5/7/15	7,733,105
17,492,000	Goldman Sachs Group, Inc. 1.6000%, 11/23/15	17,652,174
22,782,000	Goldman Sachs Group, Inc. 3.6250%, 2/7/16	24,194,324
4,154,000	Goldman Sachs Group, Inc. 5.6250%, 1/15/17	4,650,768
4,031,000	Goldman Sachs Group, Inc. 2.3750%, 1/22/18	4,085,951
17,917,000	JPMorgan Chase & Co. 4.8750%, 3/15/14	18,624,166
38,043,000	JPMorgan Chase & Co. 5.1500%, 10/1/15	41,650,047
6,935,000	Morgan Stanley 4.2000%, 11/20/14	7,258,809
16,840,000	Morgan Stanley 3.4500%, 11/2/15	17,647,916
15,550,000	Morgan Stanley 1.7500%, 2/25/16	15,671,088
6,736,000	Morgan Stanley 3.8000%, 4/29/16	7,146,384
31,432,000	Royal Bank of Scotland Group PLC 2.5500%, 9/18/15	32,305,464
15,075,000	UBS A.G. 2.2500%, 8/12/13	15,146,154
2,246,000	UBS A.G. 5.8750%, 7/15/16	2,520,861
		324,399,916
Diversified Financial Services — 1.3%
3,374,000	General Electric Capital Corp. 5.9000%, 5/13/14	3,574,983
10,664,000	General Electric Capital Corp. 2.1500%, 1/9/15	10,935,729
7,794,000	General Electric Capital Corp. 4.8750%, 3/4/15	8,407,676
4,363,000	General Electric Capital Corp. 3.5000%, 6/29/15	4,615,234
13,843,000	General Electric Capital Corp. 2.3750%, 6/30/15	14,321,331
		41,854,953
Diversified Minerals — 0.2%
7,306,000	FMG Resources August 2006 Pty, Ltd. 7.0000%, 11/1/15 (144A)	7,653,035
Diversified Operations — 1.2%
942,000	Eaton Corp. 4.9000%, 5/15/13	946,940
17,588,000	Eaton Corp. 0.9500%, 11/2/15 (144A)	17,670,523
18,481,000	General Electric Co. 0.8500%, 10/9/15	18,542,652
		37,160,115
Electric - Distribution — 0.2%
5,228,000	SP PowerAssets, Ltd. 5.0000%, 10/22/13 (144A)	5,338,379
Electric - Generation — 0.1%
2,242,000	AES Corp. 7.7500%, 10/15/15	2,519,447
Electric - Integrated — 1.4%
8,809,000	Calpine Construction Finance Co. L.P. / CCFC Finance Corp. 8.0000%, 6/1/16 (144A)	9,238,439
5,862,000	CMS Energy Corp. 2.7500%, 5/15/14	5,959,163
1,426,000	Duke Energy Corp. 6.3000%, 2/1/14	1,491,780
864,000	Georgia Power Co. 6.0000%, 11/1/13	890,701
1,296,000	Monongahela Power Co., Inc 7.9500%, 12/15/13 (144A)	1,358,831
4,320,000	Nisource Finance Corp. 5.4000%, 7/15/14	4,561,933
15,029,000	PPL WEM Holdings PLC 3.9000%, 5/1/16 (144A)	15,875,223
4,320,000	Union Electric Co. 4.6500%, 10/1/13	4,388,852
		43,764,922
Electronic Components – Semiconductors — 1.3%
28,966,000	Samsung Electronics America, Inc. 1.7500%, 4/10/17 (144A)	29,380,214
9,523,000	STATS ChipPAC, Ltd. 7.5000%, 8/12/15 (144A)	10,034,861
		39,415,075
Electronic Measuring Instruments — 0.4%
13,297,000	FLIR Systems, Inc. 3.7500%, 9/1/16	13,879,581
Engineering - Research and Development Services — 1.2%
35,392,000	URS Corp. 4.1000%, 4/1/17 (144A)	36,780,357
Fiduciary Banks — 0.1%
1,728,000	Northern Trust Corp. 5.5000%, 8/15/13	1,759,152
Finance - Auto Loans — 2.4%
9,591,000	Ford Motor Credit Co. LLC 8.0000%, 6/1/14	10,317,701
9,504,000	Ford Motor Credit Co. LLC 3.8750%, 1/15/15	9,880,035
27,957,000	Ford Motor Credit Co. LLC 2.7500%, 5/15/15	28,537,499
9,030,000	Ford Motor Credit Co. LLC 8.0000%, 12/15/16	10,825,959
15,420,000	PACCAR Financial Corp. 0.7500%, 8/14/15	15,472,027
		75,033,221
Finance - Credit Card — 0.2%
5,892,000	American Express Credit Corp. 1.7500%, 6/12/15	6,020,334
Finance - Investment Bankers/Brokers — 0.8%
20,410,000	Raymond James Financial, Inc. 4.2500%, 4/15/16	21,759,754
1,771,000	TD Ameritrade Holding Corp. 4.1500%, 12/1/14	1,868,283
		23,628,037
Finance - Other Services — 0.1%
1,637,000	National Rural Utilities Cooperative Finance Corp. 5.5000%, 7/1/13	1,657,484
Food - Confectionary — 0.6%
11,233,000	WM Wrigley Jr. Co. 3.0500%, 6/28/13 (144A)	11,284,458
8,675,000	WM Wrigley Jr. Co. 3.7000%, 6/30/14 (144A)	8,909,199
		20,193,657
Food - Meat Products — 0.2%
5,032,000	JBS USA LLC / JBS USA Finance, Inc. 11.6250%, 5/1/14	5,572,940
Food - Miscellaneous/Diversified — 3.2%
27,833,000	ARAMARK Corp. 8.5000%, 2/1/15	27,833,278
8,934,000	ConAgra Foods, Inc. 1.3000%, 1/25/16	9,004,606
9,397,000	Dole Food Co., Inc. 8.7500%, 7/15/13	9,599,036
8,053,000	Dole Food Co., Inc. 13.8750%, 3/15/14	8,576,445
8,503,000	General Mills, Inc. 1.5500%, 5/16/14	8,602,910
7,281,000	Kraft Foods Group, Inc. 1.6250%, 6/4/15	7,393,178
29,969,000	Mondelez International, Inc. 2.6250%, 5/8/13	30,027,020
467,000	Mondelez International, Inc. 6.7500%, 2/19/14	491,310
		101,527,783
Food - Retail — 0.4%
12,422,000	Stater Bros Holdings, Inc. 7.3750%, 11/15/18	13,276,012
Industrial Gases — 0.5%
15,553,000	Praxair, Inc. 2.1250%, 6/14/13	15,607,467
Linen Supply & Related Items — 0.2%
4,992,000	Cintas Corp. No. 2 2.8500%, 6/1/16	5,241,300
Machinery - Construction and Mining — 0.2%
6,093,000	Caterpillar, Inc. 0.9500%, 6/26/15	6,140,714
Machinery - Farm — 0.1%
2,592,000	Case New Holland, Inc. 7.8750%, 12/1/17	3,032,640
Machinery - General Industrial — 0.2%
5,588,000	Wabtec Corp. 6.8750%, 7/31/13	5,671,820
Medical - Drugs — 2.0%
41,839,000	AbbVie, Inc. 1.2000%, 11/6/15 (144A)	42,164,047
16,151,000	GlaxoSmithKline Capital PLC 0.7500%, 5/8/15	16,222,969
5,833,000	Zoetis, Inc. 1.1500%, 2/1/16 (144A)	5,848,539
		64,235,555
Medical - Generic Drugs — 0.4%
13,527,000	Actavis, Inc. 1.8750%, 10/1/17	13,684,752
Metal - Copper — 0.4%
12,939,000	Freeport-McMoRan Copper & Gold, Inc. 2.3750%, 3/15/18 (144A)	12,993,059
Metal Processors and Fabricators — 0.3%
8,794,000	Precision Castparts Corp. 0.7000%, 12/20/15	8,811,474
Money Center Banks — 0.5%
14,647,000	Mizuho Corporate Bank, Ltd. 1.5500%, 10/17/17 (144A)	14,592,718
Multi-Line Insurance — 2.0%
41,822,000	American International Group, Inc. 4.2500%, 9/15/14	43,807,081
18,593,000	American International Group, Inc. 2.3750%, 8/24/15	19,072,700
		62,879,781
Multimedia — 2.4%
31,135,000	CC Holdings GS V LLC 2.3810%, 12/15/17 (144A)	31,336,319
11,573,000	NBCUniversal Enterprise, Inc. 0.8170%, 4/15/16 (144A),‡	11,565,026
17,312,000	NBCUniversal Media LLC 2.1000%, 4/1/14	17,551,771
14,050,000	Time Warner, Inc. 3.1500%, 7/15/15	14,796,786
		75,249,902
Office Automation and Equipment — 0%
962,000	Xerox Corp. 8.2500%, 5/15/14	1,038,043
Oil - Field Services — 0.8%
8,130,000	Korea National Oil Corp. 4.0000%, 10/27/16 (144A)	8,819,660
15,177,000	Schlumberger Investment S.A. 1.9500%, 9/14/16 (144A)	15,662,239
		24,481,899
Oil Companies - Exploration and Production — 3.6%
15,250,000	Canadian Natural Resources, Ltd. 1.4500%, 11/14/14	15,419,412
25,657,000	Chesapeake Energy Corp. 3.2500%, 3/15/16	25,945,641
7,051,000	Continental Resources, Inc. 8.2500%, 10/1/19	7,844,238
12,666,000	Petrohawk Energy Corp. 10.5000%, 8/1/14	13,393,472
19,806,000	Petrohawk Energy Corp. 7.8750%, 6/1/15	20,488,554
14,057,000	Plains Exploration & Production Co. 6.5000%, 11/15/20	15,532,985
746,000	Range Resources Corp. 7.2500%, 5/1/18	775,840
11,774,000	Whiting Petroleum Corp. 7.0000%, 2/1/14	12,230,243
		111,630,385
Oil Companies - Integrated — 1.4%
42,877,000	Phillips 66 1.9500%, 3/5/15	43,818,922
Oil Refining and Marketing — 0.1%
4,148,000	Sunoco, Inc. 4.8750%, 10/15/14	4,359,664
Pharmacy Services — 3.3%
59,647,000	Express Scripts Holding Co. 2.7500%, 11/21/14	61,435,754
31,046,000	Express Scripts Holding Co. 2.1000%, 2/12/15	31,715,848
8,323,000	Express Scripts Holding Co. 3.1250%, 5/15/16	8,792,201
		101,943,803
Pipelines — 3.3%
25,905,000	DCP Midstream Operating L.P. 2.5000%, 12/1/17	26,298,911
8,688,000	Enterprise Products Operating LLC 1.2500%, 8/13/15	8,751,535
2,791,000	Kinder Morgan Energy Partners L.P. 5.0000%, 12/15/13	2,877,711
10,599,000	Kinder Morgan Finance Co. LLC 6.0000%, 1/15/18 (144A)	11,729,034
23,026,000	Kinder Morgan Finance Co. ULC 5.7000%, 1/5/16	25,036,884
1,701,000	Kinder Morgan Kansas, Inc. 5.1500%, 3/1/15	1,802,727
18,123,000	Plains All American Pipeline L.P. / PAA Finance Corp. 3.9500%, 9/15/15	19,461,202
6,082,000	TransCanada PipeLines, Ltd. 0.8750%, 3/2/15	6,108,444
		102,066,448
Property and Casualty Insurance — 0.5%
12,961,000	ACE INA Holdings, Inc. 2.6000%, 11/23/15	13,587,690
1,551,000	Chubb Corp. 5.2000%, 4/1/13	1,551,000
		15,138,690
Property Trust — 0.3%
8,497,000	WT Finance Aust Pty, Ltd. / Westfield Capital / WEA Finance LLC 5.1250%, 11/15/14 (144A)	9,053,910
Publishing - Books — 0.3%
11,052,000	Scholastic Corp. 5.0000%, 4/15/13	11,065,926
Publishing - Newspapers — 0.6%
17,424,000	Gannett Co., Inc. 6.3750%, 9/1/15	19,079,280
Publishing - Periodicals — 0.4%
10,383,000	Nielsen Finance LLC / Nielsen Finance Co. 7.7500%, 10/15/18	11,525,130
Real Estate Management/Services — 0.3%
8,641,000	CBRE Services, Inc. 11.6250%, 6/15/17	9,299,876
Reinsurance — 0.1%
2,851,000	Berkshire Hathaway Finance Corp. 4.6000%, 5/15/13	2,866,205
1,015,000	Berkshire Hathaway Finance Corp. 5.0000%, 8/15/13	1,032,611
		3,898,816
REIT - Health Care — 0.2%
4,951,000	Healthcare Realty Trust, Inc. 5.1250%, 4/1/14	5,167,928
REIT - Office Property — 0.5%
14,007,000	Reckson Operating Partnership L.P. 6.0000%, 3/31/16	15,347,554
REIT - Regional Malls — 2.2%
62,796,000	Rouse Co. LLC 6.7500%, 11/9/15	65,072,355
3,435,000	Simon Property Group L.P. 4.9000%, 1/30/14	3,554,253
		68,626,608
REIT - Warehouse and Industrial — 0.5%
4,556,000	ProLogis L.P. 7.6250%, 8/15/14	4,925,091
5,203,000	ProLogis L.P. 5.6250%, 11/15/15	5,709,902
5,509,000	ProLogis L.P. 5.7500%, 4/1/16	6,122,862
		16,757,855
Retail - Drug Store — 0%
1,471,000	Walgreen Co. 4.8750%, 8/1/13	1,491,616
Retail - Propane Distribution — 0.1%
2,930,000	Ferrellgas L.P. / Ferrellgas Finance Corp. 9.1250%, 10/1/17	3,142,425
Retail - Restaurants — 0.4%
10,671,000	Brinker International, Inc. 5.7500%, 6/1/14	11,223,128
Savings/Loan/Thrifts — 0.3%
9,914,000	Amsouth Bank 5.2000%, 4/1/15	10,563,962
Semiconductor Components/Integrated Circuits — 1.3%
15,480,000	Maxim Integrated Products, Inc. 3.4500%, 6/14/13	15,568,004
11,753,000	TSMC Global, Ltd. 0.9500%, 4/3/16 (144A)	11,776,859
13,739,000	TSMC Global, Ltd. 1.6250%, 4/3/18 (144A)	13,649,696
		40,994,559
Steel - Producers — 1.1%
10,754,000	ArcelorMittal 4.2500%, 2/25/15	11,116,947
6,945,000	ArcelorMittal 4.2500%, 8/5/15	7,218,286
15,221,000	ArcelorMittal 4.2500%, 3/1/16	15,775,684
		34,110,917
Super-Regional Banks — 0.1%
3,197,000	PNC Funding Corp. 5.2500%, 11/15/15	3,538,603
Telephone - Integrated — 0.7%
22,167,000	British Telecommunications PLC 2.0000%, 6/22/15	22,678,814
Transportation - Railroad — 0.1%
3,703,000	Kansas City Southern de Mexico S.A. de C.V. 8.0000%, 2/1/18	4,045,527
Transportation - Services — 0.8%
20,156,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	20,766,263
864,000	FedEx Corp. 7.3750%, 1/15/14	909,412
2,171,000	United Parcel Service, Inc. 3.8750%, 4/1/14	2,244,180
		23,919,855
Transportation - Truck — 0.1%
2,918,000	JB Hunt Transport Services, Inc. 3.3750%, 9/15/15	3,031,499
Trucking and Leasing — 1.3%
10,978,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.5000%, 7/11/14 (144A)	11,151,123
21,071,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.5000%, 3/15/16 (144A)	21,582,098
8,641,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.8750%, 7/17/18 (144A)	8,811,176
		41,544,397
Total Corporate Bonds (cost $2,262,173,193)		2,293,426,129
U.S. Treasury Notes/Bonds — 19.5%
U.S. Treasury Notes/Bonds:
51,828,000	1.7500%, 4/15/13	51,860,392
22,848,000	0.6250%, 4/30/13	22,856,934
4,373,000	1.1250%, 6/15/13	4,382,223
20,656,000	0.1250%, 9/30/13	20,656,000
10,768,000	0.2500%, 1/31/14	10,776,830
13,602,000	1.2500%, 2/15/14	13,731,110
199,140,000	0.2500%, 2/28/14**	199,303,295
14,845,000	1.2500%, 3/15/14	14,998,082
11,768,000	0.2500%, 3/31/14	11,776,732
33,115,000	0.2500%, 4/30/14	33,139,571
9,483,000	0.2500%, 6/30/14	9,489,667
1,749,000	0.5000%, 8/15/14	1,756,036
58,375,000	0.2500%, 8/31/14	58,404,654
8,786,000	0.2500%, 9/15/14	8,790,463
75,547,000	0.2500%, 10/31/14	75,579,485
10,762,000	0.2500%, 1/15/15	10,764,099
18,606,000	0.2500%, 2/15/15	18,605,274
423,000	0.3750%, 3/15/15	424,008
21,624,000	0.3750%, 4/15/15	21,671,313
19,699,000	0.2500%, 8/15/15	19,675,913
Total U.S. Treasury Notes/Bonds (cost $607,727,027)		608,642,081
Short-Term Taxable Variable Rate Demand Note — 0%
940,000	California Infrastructure & Economic Development Bank 0.4000%, 4/1/24 ‡ (cost $940,000)	940,000
Money Market — 2.1%
66,317,251	Janus Cash Liquidity Fund LLC, 0% (cost $66,317,251)	66,317,251
Total Investments (total cost $3,092,816,079) – 100%		3,126,501,278

Summary of Investments by Country – (Long Positions)

March 31, 2013 (unaudited)

Country	Value	% of Investment Securities
	$11,776,859	0.4%
Australia	59,479,755	1.9%
Canada	46,477,523	1.5%
Cayman Islands	9,599,985	0.3%
Italy	13,604,466	0.4%
Japan	14,592,718	0.5%
Luxembourg	49,773,156	1.6%
Mexico	4,045,527	0.1%
Multinational	9,053,910	0.3%
Netherlands	13,909,170	0.4%
Singapore	15,373,240	0.5%
South Korea	8,819,660	0.3%
Spain	19,946,475	0.6%
Sweden	17,476,533	0.6%
Switzerland	17,667,015	0.6%
United Kingdom	135,066,459	4.3%
United States††	2,666,189,131	85.3%
Virgin Islands (British)	13,649,696	0.4%
Total	$3,126,501,278	100.0%

†† Includes Cash Equivalents of 2.1%.

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company

REIT	Real Estate Investment Trust

ULC	Unlimited Liability Company

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open future contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

‡	Rate is subject to change. Rate shown reflects current rate.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2013 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Short-Term Bond Fund	$620,520,296	19.9%

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2013)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$148,634,855	$-
Bank Loans	-	8,540,962	-
Corporate Bonds	-	2,293,426,129	-
U.S. Treasury Notes/Bonds	-	608,642,081	-
Short-Term Taxable Variable Rate Demand Note	-	940,000	-

Money Market	-	66,317,251	-

Total Investments in Securities	$-	$3,126,501,278	$-

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2013 is noted below.

Fund	Aggregate Value
Janus Short Term Bond Fund	$40,032,800

Janus World Allocation Fund

Schedule of Investments (unaudited)

Shares		Value
Mutual Funds(1) — 92.3%
Equity Funds — 68.3%
14,105	INTECH International Fund - Class I Shares	111,995
6,668	INTECH U.S. Growth Fund - Class I Shares	109,225
14,815	INTECH U.S. Value Fund - Class I Shares	181,482
1,845	Janus Contrarian Fund - Class I Shares	31,230
1,088	Janus Forty Fund - Class N Shares	44,285
10,375	Janus Global Life Sciences Fund - Class I Shares	356,467
4,077	Janus Global Real Estate Fund - Class I Shares	44,156
43,622	Janus Global Select Fund - Class I Shares	471,123
16,679	Janus Global Technology Fund - Class I Shares	336,915
32,103	Janus International Equity Fund - Class N Shares	378,496
15,979	Janus Overseas Fund - Class N Shares	537,214
1,167	Janus Research Fund - Class N Shares	41,307
9,123	Janus Triton Fund - Class N Shares	181,374
39,758	Perkins Global Value Fund - Class N Shares	517,654
3,053	Perkins Large Cap Value Fund - Class N Shares	46,443
2,649	Perkins Mid Cap Value Fund - Class N Shares	62,822
2,379	Perkins Small Cap Value Fund - Class N Shares	55,720
		3,507,908
Fixed Income Funds — 24.0%
96,854	Janus Global Bond Fund - Class I Shares	995,658
8,921	Janus High-Yield Fund - Class N Shares	84,040
49,613	Janus Short-Term Bond Fund - Class N Shares	152,807
		1,232,505
Total Mutual Funds (cost $3,955,612)		4,740,413
Money Market — 7.7%
394,580	Janus Cash Liquidity Fund LLC, 0% (cost $394,580)	394,580
Total Investments (total cost $4,350,192) – 100%		$5,134,993

(1)	The Fund invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary

(as of March 31, 2013)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Mutual Funds
Equity Funds	$-	$3,507,908	-
Fixed-Income Funds	-	1,232,505	-

Money Market	-	394,580	-

Total Investments in Securities	$-	$5,134,993	$-

Perkins Large Cap Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Common Stock — 86.8%
Aerospace and Defense — 2.0%
28,000	General Dynamics Corp.	$ 1,974,280
11,200	Rockwell Collins, Inc.	706,944
		2,681,224
Aerospace and Defense – Equipment — 0.5%
8,000	United Technologies Corp.	747,440
Agricultural Chemicals — 0.7%
16,800	Mosaic Co.	1,001,448
Applications Software — 1.9%
18,400	Check Point Software Technologies, Ltd.*	864,616
60,800	Microsoft Corp.	1,739,488
		2,604,104
Automotive - Truck Parts and Equipment - Original — 0.7%
26,400	Johnson Controls, Inc.	925,848
Beverages - Non-Alcoholic — 1.4%
24,800	PepsiCo, Inc.	1,961,928
Brewery — 0.3%
9,600	Molson Coors Brewing Co. - Class B	469,728
Cable/Satellite Television — 0.8%
25,600	Comcast Corp. - Class A	1,075,456
Cellular Telecommunications — 2.1%
102,400	Vodafone Group PLC (ADR)	2,909,184
Commercial Banks — 0.6%
27,200	BB&T Corp.	853,808
Commercial Services - Finance — 0.6%
54,400	Western Union Co.	818,176
Computer Services — 0.4%
2,400	International Business Machines Corp.	511,920
Cosmetics and Toiletries — 1.4%
24,000	Procter & Gamble Co.	1,849,440
Diversified Banking Institutions — 2.6%
34,400	Citigroup, Inc.	1,521,856
4,400	Goldman Sachs Group, Inc.	647,460
28,000	JPMorgan Chase & Co.	1,328,880
		3,498,196
Diversified Minerals — 0.8%
40,000	Teck Resources, Ltd. - Class B	1,126,400
Diversified Operations — 0.9%
54,400	General Electric Co.	1,257,728
Electric - Integrated — 2.3%
12,000	Entergy Corp.	758,880
28,000	Exelon Corp.	965,440
46,000	PPL Corp.	1,440,260
		3,164,580
Electronic Components – Semiconductors — 1.6%
36,000	Altera Corp.	1,276,920
44,000	Intel Corp.	961,400
		2,238,320
Electronic Security Devices — 0.6%
25,600	Tyco International, Ltd. (U.S. Shares)	819,200
Engineering - Research and Development Services — 1.7%
22,400	Jacobs Engineering Group, Inc.*	1,259,776
32,000	KBR, Inc.	1,026,560
		2,286,336
Enterprise Software/Services — 0.7%
30,500	Oracle Corp.	986,370
Fiduciary Banks — 0.9%
20,800	State Street Corp.	1,229,072
Finance - Credit Card — 0.7%
20,800	Discover Financial Services	932,672
Finance - Other Services — 0.8%
6,400	IntercontinentalExchange, Inc.*	1,043,648
Food - Miscellaneous/Diversified — 2.2%
28,000	General Mills, Inc.	1,380,680
37,600	Unilever PLC (ADR)	1,588,224
		2,968,904
Food - Retail — 0.6%
24,000	Kroger Co.	795,360
Gold Mining — 0.7%
28,000	Goldcorp, Inc. (U.S. Shares)	941,640
Instruments - Controls — 0.7%
12,800	Honeywell International, Inc.	964,480
Instruments - Scientific — 0.7%
12,000	Thermo Fisher Scientific, Inc.	917,880
Investment Management and Advisory Services — 2.1%
15,200	Ameriprise Financial, Inc.	1,119,480
58,400	Invesco, Ltd.	1,691,264
		2,810,744
Machinery - Farm — 0.5%
7,200	Deere & Co.	619,056
Medical - Biomedical and Genetic — 1.7%
8,400	Amgen, Inc.	861,084
19,200	Gilead Sciences, Inc.*	939,456
9,000	Life Technologies Corp.*	581,670
		2,382,210
Medical - Drugs — 7.9%
14,400	Abbott Laboratories	508,608
23,200	AbbVie, Inc.	946,096
21,600	Johnson & Johnson	1,761,048
56,000	Merck & Co., Inc.	2,476,880
37,600	Novartis A.G. (ADR)	2,678,624
84,800	Pfizer, Inc.	2,447,328
		10,818,584
Medical - Generic Drugs — 1.2%
41,600	Teva Pharmaceutical Industries, Ltd. (ADR)	1,650,688
Medical - HMO — 0.7%
13,600	WellPoint, Inc.	900,728
Medical - Wholesale Drug Distributors — 0.8%
9,600	McKesson Corp.	1,036,416
Medical Instruments — 0.5%
15,200	Medtronic, Inc.	713,792
Medical Labs and Testing Services — 0.8%
11,600	Laboratory Corp. of America Holdings*	1,046,320
Medical Products — 2.1%
11,200	Baxter International, Inc.	813,568
20,800	Stryker Corp.	1,356,992
8,400	Zimmer Holdings, Inc.	631,848
		2,802,408
Metal - Copper — 0.5%
19,200	Freeport-McMoRan Copper & Gold, Inc.	635,520
Multi-Line Insurance — 2.7%
20,800	Allstate Corp.	1,020,656
68,000	American International Group, Inc.*	2,639,760
		3,660,416
Multimedia — 1.7%
24,800	Time Warner, Inc.	1,428,976
14,400	Walt Disney Co.	817,920
		2,246,896
Networking Products — 0.7%
48,800	Cisco Systems, Inc.	1,020,408
Non-Hazardous Waste Disposal — 0.4%
16,000	Republic Services, Inc.	528,000
Oil - Field Services — 1.1%
19,200	Schlumberger, Ltd. (U.S. Shares)	1,437,888
Oil and Gas Drilling — 0.7%
15,500	Ensco PLC - Class A	930,000
Oil Companies - Exploration and Production — 6.1%
12,000	Anadarko Petroleum Corp.	1,049,400
20,800	Devon Energy Corp.	1,173,536
13,200	Noble Energy, Inc.	1,526,712
23,200	Occidental Petroleum Corp.	1,818,184
27,200	QEP Resources, Inc.	866,048
83,200	Talisman Energy, Inc.	1,019,200
17,200	Whiting Petroleum Corp.*	874,448
		8,327,528
Oil Companies - Integrated — 2.8%
10,000	Chevron Corp.	1,188,200
15,200	Hess Corp.	1,088,472
23,200	Royal Dutch Shell PLC (ADR)	1,511,712
		3,788,384
Oil Field Machinery and Equipment — 1.0%
20,000	National Oilwell Varco, Inc.	1,415,000
Pipelines — 0.5%
11,200	Enterprise Products Partners L.P.	675,248
Property and Casualty Insurance — 1.0%
16,000	Travelers Cos., Inc.	1,347,040
Reinsurance — 3.4%
30,400	Berkshire Hathaway, Inc. - Class B*	3,167,680
5,200	Everest Re Group, Ltd.	675,272
8,000	PartnerRe, Ltd.	744,880
		4,587,832
REIT - Diversified — 0.5%
22,400	Weyerhaeuser Co.	702,912
Retail - Discount — 1.3%
17,600	Target Corp.	1,204,720
8,000	Wal-Mart Stores, Inc.	598,640
		1,803,360
Retail - Drug Store — 0.6%
15,600	CVS Caremark Corp.	857,844
Retail - Regional Department Stores — 0.7%
20,000	Kohl's Corp.	922,600
Retail - Restaurants — 0.8%
11,200	McDonald's Corp.	1,116,528
Semiconductor Components/Integrated Circuits — 1.5%
17,600	Analog Devices, Inc.	818,224
18,400	QUALCOMM, Inc.	1,231,880
		2,050,104
Semiconductor Equipment — 0.9%
92,000	Applied Materials, Inc.	1,240,160
Super-Regional Banks — 5.1%
94,000	Fifth Third Bancorp	1,533,140
29,500	PNC Financial Services Group, Inc.	1,961,750
21,000	SunTrust Banks, Inc.	605,010
28,800	U.S. Bancorp	977,184
48,800	Wells Fargo & Co.	1,805,112
		6,882,196
Telephone - Integrated — 0.6%
24,000	AT&T, Inc.	880,560
Tools - Hand Held — 0.6%
9,600	Stanley Black & Decker, Inc.	777,312
Transportation - Railroad — 1.0%
17,600	Norfolk Southern Corp.	1,356,608
Transportation - Services — 0.4%
6,000	FedEx Corp.	589,200
Total Common Stock (cost $94,686,144)		118,140,980
Exchange-Traded Fund — 0.5%
Commodity — 0.5%
4,800	SPDR Gold Trust (ETF)* (cost $751,196)	741,360

Repurchase Agreement — 12.7%
$17,369,000	ING Financial Markets LLC, 0.1600%, dated 3/28/13, maturing 4/1/13, to be repurchased at $17,369,309, collateralized by $23,863,315 in U.S. Treasuries 0.0000%-6.3750%, 1/15/23-8/15/29, with a value of $17,716,647	17,369,000
Total Investments (total cost $112,806,340) – 100.0%		$ 136,251,340

Summary of Investments by Country – (Long Positions)

March 31,2013 (unaudited)

Country	Value	% of Investment Securities
Bermuda	$3,111,416	2.3%
Canada	3,087,240	2.3%
Curacao	1,437,888	1.0%
Israel	1,650,688	1.2%
Switzerland	3,497,824	2.6%
United Kingdom	6,939,120	5.1%
United States††	116,527,164	85.5%
Total	$136,251,340	100.0%

†† Includes Cash Equivalents of 12.7%.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depositary Receipt

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2013)

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock
Cellular Telecommunications	$—	$2,909,184	$—
Food - Miscellaneous/Diversified	1,380,680	1,588,224	—
Medical - Drugs	8,139,960	2,678,624	—
Medical - Generic Drugs	—	1,650,688	—
Oil Companies - Integrated	2,276,672	1,511,712	—
All Other	96,005,236	—	—

Exchange-Traded Fund	741,360	—	—

Repurchase Agreement	—	17,369,000	—

Total Investments in Securities	$108,543,908	$27,707,432	$—
(a)	Includes fair value factors.

Perkins Mid Cap Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Common Stock — 89.4%
Aerospace and Defense — 1.7%
1,700,000	General Dynamics Corp.	$ 119,867,000
1,569,919	Rockwell Collins, Inc.	99,093,287
		218,960,287
Agricultural Chemicals — 0.7%
1,400,000	Mosaic Co.	83,454,000
Apparel Manufacturers — 0.5%
400,000	VF Corp.	67,100,000
Applications Software — 1.3%
2,000,000	Check Point Software Technologies, Ltd.*	93,980,000
2,400,000	Microsoft Corp.	68,664,000
		162,644,000
Automotive - Truck Parts and Equipment - Original — 2.2%
3,500,000	Johnson Controls, Inc.	122,745,000
2,200,000	Lear Corp.	120,714,000
584,960	TRW Automotive Holdings Corp.*	32,172,800
		275,631,800
Brewery — 0.7%
1,800,000	Molson Coors Brewing Co. - Class B	88,074,000
Building - Residential and Commercial — 0.5%
2,700,000	D.R. Horton, Inc.	65,610,000
Cellular Telecommunications — 1.3%
5,700,636	Vodafone Group PLC (ADR)	161,955,069
Commercial Banks — 2.6%
1,400,000	Bank of Hawaii Corp.	71,134,000
2,800,000	CIT Group, Inc.*	121,744,000
1,100,000	Cullen / Frost Bankers, Inc.	68,783,000
6,000,000	Fulton Financial Corp.	70,200,000
		331,861,000
Commercial Services - Finance — 1.4%
1,700,000	Global Payments, Inc.	84,422,000
6,327,040	Western Union Co.	95,158,682
		179,580,682
Computers - Integrated Systems — 0.7%
3,100,000	Diebold, Inc.	93,992,000
Dental Supplies and Equipment — 0.9%
2,900,000	Patterson Cos., Inc.	110,316,000
Diversified Minerals — 0.8%
3,600,518	Teck Resources, Ltd. - Class B	101,390,587
Electric - Integrated — 3.0%
1,000,544	Entergy Corp.	63,274,403
3,600,000	Exelon Corp.	124,128,000
6,000,000	PPL Corp.	187,860,000
		375,262,403
Electronic Components - Miscellaneous — 0.5%
1,900,000	Garmin, Ltd.	62,776,000
Electronic Components – Semiconductors — 1.1%
2,800,000	Altera Corp.	99,316,000
3,700,002	QLogic Corp.*,£	42,920,023
		142,236,023
Electronic Design Automation — 0.7%
2,500,000	Synopsys, Inc.*	89,700,000
Electronic Measuring Instruments — 0.6%
1,700,000	Agilent Technologies, Inc.	71,349,000
Electronic Security Devices — 0.9%
3,546,036	Tyco International, Ltd. (U.S. Shares)	113,473,152
Engineering - Research and Development Services — 2.8%
3,600,800	Jacobs Engineering Group, Inc.*	202,508,992
4,700,057	KBR, Inc.	150,777,829
		353,286,821
Fiduciary Banks — 0.8%
1,751,120	State Street Corp.	103,473,681
Finance - Credit Card — 1.2%
3,500,000	Discover Financial Services	156,940,000
Finance - Investment Bankers/Brokers — 0.8%
2,100,000	Raymond James Financial, Inc.	96,810,000
Finance - Other Services — 0.5%
400,000	IntercontinentalExchange, Inc.*	65,228,000
Food - Miscellaneous/Diversified — 0.7%
2,000,320	Unilever PLC (ADR)	84,493,517
Food - Retail — 0.8%
2,900,000	Kroger Co.	96,106,000
Food - Wholesale/Distribution — 0.6%
2,300,000	Sysco Corp.	80,891,000
Gas - Transportation — 0.3%
981,200	AGL Resources, Inc.	41,161,340
Gold Mining — 1.0%
3,600,000	Goldcorp, Inc. (U.S. Shares)	121,068,000
Human Resources — 0.8%
2,632,416	Robert Half International, Inc.	98,794,572
Instruments - Scientific — 1.4%
1,315,000	PerkinElmer, Inc.	44,236,600
1,751,119	Thermo Fisher Scientific, Inc.	133,943,092
		178,179,692
Insurance Brokers — 1.0%
3,400,000	Marsh & McLennan Cos., Inc.	129,098,000
Internet Security — 0.5%
2,800,000	Symantec Corp.*	69,104,000
Investment Management and Advisory Services — 2.3%
1,910,979	Ameriprise Financial, Inc.	140,743,603
4,993,821	Invesco, Ltd.	144,621,056
1,138,593	Och-Ziff Capital Management Group LLC - Class A	10,645,845
		296,010,504
Life and Health Insurance — 1.0%
2,000,000	Torchmark Corp.	119,600,000
Machinery - Farm — 0.5%
784,960	Deere & Co.	67,490,861
Machinery - General Industrial — 0.7%
2,943,598	Babcock & Wilcox Co.	83,627,619
Medical - Biomedical and Genetic — 0.9%
1,100,039	Charles River Laboratories International, Inc.*	48,698,727
945,572	Life Technologies Corp.*	61,112,318
		109,811,045
Medical - Generic Drugs — 1.0%
3,157,306	Teva Pharmaceutical Industries, Ltd. (ADR)	125,281,902
Medical - HMO — 1.8%
2,400,000	Aetna, Inc.	122,688,000
1,079,321	Health Net, Inc.*	30,890,167
1,079,320	WellPoint, Inc.	71,483,364
		225,061,531
Medical - Wholesale Drug Distributors — 1.1%
1,250,000	McKesson Corp.	134,950,000
Medical Labs and Testing Services — 1.9%
800,000	Covance, Inc.*	59,456,000
2,000,000	Laboratory Corp. of America Holdings*	180,400,000
		239,856,000
Medical Products — 2.2%
2,000,000	Hill-Rom Holdings, Inc.	70,440,000
1,900,000	Stryker Corp.	123,956,000
1,100,000	Zimmer Holdings, Inc.	82,742,000
		277,138,000
Medical Sterilization Products — 0.6%
1,700,000	STERIS Corp.£	70,737,000
Metal - Copper — 0.4%
1,513,339	Freeport-McMoRan Copper & Gold, Inc.	50,091,521
Metal Processors and Fabricators — 0.3%
1,522,186	Kaydon Corp.	38,937,518
Multi-Line Insurance — 1.2%
3,201,028	Allstate Corp.	157,074,444
Networking Products — 1.0%
2,006,784	Cisco Systems, Inc.	41,961,853
7,200,987	Polycom, Inc.*	79,786,936
		121,748,789
Non-Hazardous Waste Disposal — 0.6%
2,100,000	Republic Services, Inc.	69,300,000
Oil and Gas Drilling — 0.6%
1,200,000	Ensco PLC - Class A	72,000,000
Oil Companies - Exploration and Production — 6.0%
981,200	Anadarko Petroleum Corp.	85,805,940
2,023,681	Devon Energy Corp.	114,176,082
850,000	EQT Corp.	57,587,500
1,400,500	Noble Energy, Inc.	161,981,830
3,550,001	QEP Resources, Inc.	113,032,032
7,800,000	Talisman Energy, Inc.	95,550,000
2,500,000	Whiting Petroleum Corp.*	127,100,000
		755,233,384
Oil Companies - Integrated — 1.1%
2,000,000	Hess Corp.	143,220,000
Oil Field Machinery and Equipment — 0.8%
1,400,000	National Oilwell Varco, Inc.	99,050,000
Pipelines — 1.2%
2,772,205	Plains All American Pipeline L.P.	156,574,138
Property and Casualty Insurance — 0.5%
800,000	Travelers Cos., Inc.	67,352,000
Reinsurance — 2.2%
651,769	Everest Re Group, Ltd.	84,638,722
1,076,500	PartnerRe, Ltd.	100,232,915
1,600,000	Reinsurance Group of America, Inc.	95,472,000
		280,343,637
REIT - Apartments — 2.1%
1,200,000	American Campus Communities, Inc.	54,408,000
900,000	AvalonBay Communities, Inc.	114,003,000
683,081	BRE Properties, Inc.	33,252,383
700,000	Mid-America Apartment Communities, Inc.	48,342,000
494,900	Silver Bay Realty Trust Corp.	10,244,430
		260,249,813
REIT - Diversified — 1.9%
1,500,000	Potlatch Corp.£	68,790,000
1,766,161	Rayonier, Inc.	105,386,827
1,900,599	Weyerhaeuser Co.	59,640,796
		233,817,623
REIT - Hotels — 1.2%
7,884,217	DiamondRock Hospitality Co.	73,402,060
4,300,000	Host Hotels & Resorts, Inc.	75,207,000
		148,609,060
REIT - Mortgage — 1.5%
2,500,000	Redwood Trust, Inc.	57,950,000
10,100,000	Two Harbors Investment Corp.	127,361,000
		185,311,000
REIT - Multi-Housing — 0.6%
950,000	Equity Lifestyle Properties, Inc.	72,960,000
REIT - Office Property — 1.3%
1,229,556	Alexandria Real Estate Equities, Inc.	87,273,885
784,961	Boston Properties, Inc.	79,328,159
		166,602,044
REIT - Regional Malls — 0.5%
784,958	Taubman Centers, Inc.	60,959,838
REIT - Storage — 0.5%
413,895	Public Storage	63,044,486
Retail - Apparel and Shoe — 0.7%
3,900,000	Aeropostale, Inc.*	53,040,000
1,200,000	Men's Wearhouse, Inc.	40,104,000
		93,144,000
Retail - Major Department Stores — 0.4%
1,000,000	Nordstrom, Inc.	55,230,000
Retail - Regional Department Stores — 1.1%
2,134,196	Kohl's Corp.	98,450,462
973,679	Macy's, Inc.	40,738,729
		139,189,191
Savings/Loan/Thrifts — 0.7%
2,859,977	First Niagara Financial Group, Inc.	25,339,396
3,690,958	Washington Federal, Inc.£	64,591,765
		89,931,161
Semiconductor Components/Integrated Circuits — 1.0%
2,756,938	Analog Devices, Inc.	128,170,048
Semiconductor Equipment — 0.8%
7,500,000	Applied Materials, Inc.	101,100,000
Super-Regional Banks — 3.5%
1,183,300	Comerica, Inc.	42,539,635
9,000,799	Fifth Third Bancorp	146,803,032
2,300,000	PNC Financial Services Group, Inc.	152,950,000
3,300,400	SunTrust Banks, Inc.	95,084,524
		437,377,191
Telephone - Integrated — 0.7%
2,351,120	CenturyLink, Inc.	82,594,846
Tools - Hand Held — 1.0%
1,600,000	Stanley Black & Decker, Inc.	129,552,000
Transportation - Marine — 1.9%
1,750,341	Kirby Corp.*	134,426,189
2,000,721	Tidewater, Inc.	101,036,410
		235,462,599
Transportation - Railroad — 2.4%
500,000	Canadian Pacific Railway, Ltd. (U.S. Shares)	65,235,000
3,200,360	CSX Corp.	78,824,867
590,388	Kansas City Southern	65,474,029
1,250,000	Norfolk Southern Corp.	96,350,000
		305,883,896
Transportation - Truck — 0.4%
700,000	J.B. Hunt Transport Services, Inc.	52,136,000
Total Common Stock (cost $8,968,730,793)		11,271,815,315
Repurchase Agreements — 10.6%
$150,000,000	Credit Agricole, New York Branch, 0.1500%, dated 3/28/13, maturing 4/1/13, to be repurchased at $150,002,500, collateralized by $144,535,730 in U.S. Government Agencies 0.7900% - 7.0000%, 11/1/14 - 2/1/51, with a value of $153,000,000	150,000,000
100,000,000	Credit Suisse Securities (USA) LLC, 0.1800%, dated 3/28/13, maturing 4/1/13, to be repurchased at $100,002,000, collateralized by $99,735,000 in a U.S. Treasury 1.0000%, 3/31/17, with a value of $102,001,738	100,000,000
100,000,000	HSBC Securities (USA), Inc., 0.1600%, dated 3/28/13, maturing 4/1/13, to be repurchased at $100,001,778, collateralized by $101,064,750 in U.S. Treasuries 0.6250% - 2.0000%, 11/30/13 - 9/30/17, with a value of $102,000,163	100,000,000
100,000,000	HSBC Securities (USA), Inc., 0.1600%, dated 3/28/13, maturing 4/1/13, to be repurchased at $100,001,778 collateralized by $102,143,600 in U.S. Treasuries 0.2500% - 0.3750%, 12/15/15 - 2/15/16, with a value of $102,004,237	100,000,000
40,678,000	ING Financial Markets LLC, 0.1600%, dated 3/28/13, maturing 4/1/13, to be repurchased at $40,678,723, collateralized by $55,887,612 in U.S. Treasuries 0.0000%-6.3750%, 1/15/23-8/15/29, with a value of $41,492,186	40,678,000
850,000,000	RBC Capital Markets Corp., 0.1700%, dated 3/28/13, maturing 4/1/13, to be repurchased at $850,016,056, collateralized by $839,163,350 in U.S. Treasuries 0.8750% - 2.6250%, 12/31/13 - 9/30/17, with a value of $867,000,050	850,000,000
Total Repurchase Agreements (cost $1,340,678,000)		1,340,678,000
Total Investments (total cost $10,309,408,793) – 100.0%		$ 12,612,493,315

Summary of Investments by Country – (Long Positions)
March 31, 2013 (unaudited)

Country	Value	% of Investment Securities
Bermuda	$329,492,693	2.6%
Canada	383,243,587	3.1%
Israel	125,281,902	1.0%
Switzerland	176,249,152	1.4%
United Kingdom	318,448,586	2.5%
United States††	11,279,777,395	89.4%
Total	$12,612,493,315	100.0%

††	Includes Cash Equivalents of 10.6%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

£ The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended March 31, 2013.

	Purchases Shares	Purchases Cost	Sales Shares	Sales Cost	Realized Gain/(Loss)	Dividend Income	Value at 3/31/13
Perkins Mid Cap Value Fund
Potlach Corp. (1)	-	$-	550,300	$18,485,685	$1,571,473	$-	N/A
QLogic Corp. *,(1)	584,406	6,182,130	1,384,604	21,564,694	(5,189,445)	-	N/A
STERIS Corp. (1)	-	-	1,300,000	44,945,548	570,225	-	N/A
Washington Federal, Inc.(1)	-	-	2,109,042	41,945,785	(5,013,080)	1,374,553	N/A
WMS Industries, Inc.	1,492,843	25,338,478	2,926,962	53,654,351	(5,233,183)	-	$-
		$31,520,608		$180,596,063	$(13,294,010)	$1,374,553	$-

(1)	Company was no longer an affiliate as of March 31, 2013.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2013)

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock
Cellular Telecommunications	$—	$161,955,069	$—
Food - Miscellaneous/Diversified	—	84,493,517	—
Medical - Generic Drugs	—	125,281,902	—
All Other	10,900,084,827	—	—

Repurchase Agreements	—	1,340,678,000	—

Total Investments in Securities	$10,900,084,827	$1,712,408,488	$—
(a)	Includes fair value factors.

Perkins Select Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Common Stock — 85.4%
Aerospace and Defense — 1.4%
14,000	General Dynamics Corp.	$987,140
Agricultural Chemicals — 1.4%
16,000	Mosaic Co.	953,760
Applications Software — 0.7%
11,000	Check Point Software Technologies, Ltd.*	516,890
Beverages - Non-Alcoholic — 0.5%
8,000	Dr. Pepper Snapple Group, Inc.	375,600
Building - Heavy Construction — 1.3%
84,000	Sterling Construction Co., Inc.*	914,760
Cellular Telecommunications — 2.2%
54,000	Vodafone Group PLC (ADR)	1,534,140
Chemicals - Specialty — 1.9%
330,000	Borregaard A.S.A	1,329,768
Commercial Banks — 4.0%
20,000	Bank of Hawaii Corp.	1,016,200
86,000	Fulton Financial Corp.	1,006,200
42,000	Univest Corp. of Pennsylvania	731,640
		2,754,040
Commercial Services - Finance — 0.6%
26,000	Western Union Co.	391,040
Computers - Integrated Systems — 1.8%
40,000	Diebold, Inc.	1,212,800
Diversified Minerals — 1.0%
25,000	Teck Resources, Ltd. - Class B	704,000
Diversified Operations — 2.6%
220,000	Orkla A.S.A.	1,763,756
Electronic Components - Miscellaneous — 1.7%
35,000	Garmin, Ltd.	1,156,400
Engineering - Research and Development Services — 2.9%
18,000	Jacobs Engineering Group, Inc.*	1,012,320
30,000	KBR, Inc.	962,400
		1,974,720
Enterprise Software/Services — 1.8%
66,000	Omnicell, Inc.*	1,246,080
Food - Retail — 1.9%
30,000	Harris Teeter Supermarkets, Inc.	1,281,300
Gold Mining — 0.7%
14,000	Goldcorp, Inc. (U.S. Shares)	470,820
Instruments - Scientific — 0.6%
5,000	Thermo Fisher Scientific, Inc.	382,450
Investment Management and Advisory Services — 1.3%
30,000	Invesco, Ltd.	868,800
Medical - Drugs — 8.0%
14,000	Abbott Laboratories	494,480
21,000	AbbVie, Inc.	856,380
24,000	GlaxoSmithKline PLC (ADR)	1,125,840
33,000	Merck & Co., Inc.	1,459,590
22,000	Novartis A.G. (ADR)	1,567,280
		5,503,570
Medical - Generic Drugs — 1.9%
33,000	Teva Pharmaceutical Industries, Ltd. (ADR)	1,309,440
Medical Labs and Testing Services — 1.0%
8,000	Laboratory Corp. of America Holdings*	721,600
Medical Products — 5.9%
12,000	Baxter International, Inc.	871,680
52,000	Hill-Rom Holdings, Inc.	1,831,440
21,000	Stryker Corp.	1,370,040
		4,073,160
Metal Processors and Fabricators — 2.4%
66,000	Kaydon Corp.	1,688,280
Multi-Line Insurance — 0.9%
18,000	Kemper Corp.	586,980
Networking Products — 1.4%
88,000	Polycom, Inc.*	975,040
Oil - Field Services — 1.2%
40,000	PAA Natural Gas Storage L.P.	855,600
Oil Companies - Exploration and Production — 8.9%
20,000	Devon Energy Corp.	1,128,400
120,000	Lone Pine Resources, Inc.*	144,000
6,000	Noble Energy, Inc.	693,960
20,000	Occidental Petroleum Corp.	1,567,400
33,000	QEP Resources, Inc.	1,050,720
50,000	Talisman Energy, Inc.	612,500
19,000	Whiting Petroleum Corp.*	965,960
		6,162,940
Pipelines — 1.5%
28,000	MPLX L.P.	1,048,600
Real Estate Operating/Development — 1.4%
45,000	St. Joe Co.*	956,250
REIT - Apartments — 1.7%
18,000	Home Properties, Inc.	1,141,560
2,744	Silver Bay Realty Trust Corp.	56,801
		1,198,361
REIT - Diversified — 1.9%
16,000	Potlatch Corp.	733,760
18,000	Weyerhaeuser Co.	564,840
		1,298,600
REIT - Mortgage — 1.0%
56,000	Two Harbors Investment Corp.	706,160
Retail - Convenience Stores — 2.1%
25,000	Casey's General Stores, Inc.	1,457,500
Retail - Leisure Products — 1.0%
52,000	MarineMax, Inc.*	706,680
Retail - Regional Department Stores — 0.7%
10,000	Kohl's Corp.	461,300
Savings/Loan/Thrifts — 1.7%
80,000	OceanFirst Financial Corp.	1,153,600
Semiconductor Equipment — 2.4%
62,000	Applied Materials, Inc.	835,760
31,000	MKS Instruments, Inc.	843,200
		1,678,960
Super-Regional Banks — 3.3%
60,000	Fifth Third Bancorp	978,600
20,000	PNC Financial Services Group, Inc.	1,330,000
		2,308,600
Tools - Hand Held — 0.9%
8,000	Stanley Black & Decker, Inc.	647,760
Transportation - Marine — 2.4%
65,000	Irish Continental Group PLC	1,653,721
Transportation - Railroad — 1.1%
10,000	Norfolk Southern Corp.	770,800
Transportation - Services — 0.4%
2,500	FedEx Corp.	245,500
Total Common Stock (cost $51,696,325)		58,987,266
Corporate Bond — 2.2%
Oil Companies - Exploration and Production — 2.2%
$ 1,707,000	Lone Pine Resources Canada, Ltd. 10.3750%, 2/15/17 (cost $1,725,636)	1,527,765
Preferred Stock — 1.7%
Commercial Banks — 0.6%
15,000	First Republic Bank, 8.6250%	405,450
Savings/Loan/Thrifts — 1.1%
25,000	First Niagara Financial Group, Inc., 6.2000%	734,500
Total Preferred Stock (cost $1,073,950)		1,139,950
Repurchase Agreement — 10.7%
7,400,000	HSBC Securities (USA), Inc., dated 3/28/13, maturing 4/1/13, to be repurchased at $7,400,132, collateralized by $7,478,792 in U.S. Treasuries 0.6250% - 2.0000%, 11/30/13 - 9/30/17, with a value of $7,548,012 (cost $7,400,000)	7,400,000
Total Investments (total cost $61,895,911) – 100%		$69,054,981

Summary of Investments by Country – (Long Positions)

March 31, 2013 (unaudited)

Country	Value	% of Investment Securities
Bermuda	$868,800	1.3%
Canada	3,315,085	4.8%
Ireland	1,653,721	2.4%
Israel	1,309,440	1.9%
Norway	3,093,524	4.5%
Switzerland	2,723,680	3.9%
United Kingdom	2,659,980	3.8%
United States††	53,430,751	77.4%
Total	$69,054,981	100.0%

†† Includes Cash Equivalents of 10.7%.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

The following is a summary of inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2013)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock

Cellular Telecommunications	$—	$1,534,140	$—
Chemicals – Specialty	—	1,329,768	—
Diversified Operations	—	1,763,756
Medical Drugs	2,810,450	2,693,120	—
Medical – Generic Drugs	—	1,309,440	—
All Other	47,546,592	—	—

Corporate Bond	—	1,527,765	—

Preferred Stock	—	1,139,950	—

Repurchase Agreement	—	7,400,000	—
Total Investments	$50,357,042	$18,697,939	$—

Perkins Small Cap Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount			Value
Common Stock — 90.0%
Agricultural Chemicals — 0.6%
800,000	Intrepid Potash, Inc.		$15,008,000
Apparel Manufacturers — 0.6%
275,000	Columbia Sportswear Co.		15,917,000
Automotive - Truck Parts and Equipment - Original — 1.2%
1,700,000	Dana Holding Corp.		30,311,000
Building - Heavy Construction — 1.5%
900,000	Granite Construction, Inc.		28,656,000
975,000	Sterling Construction Co., Inc.*,£		10,617,750
			39,273,750
Coal — 0.8%
1,100,000	Cloud Peak Energy, Inc.*		20,658,000
Commercial Banks — 12.5%
1,450,000	Associated Banc-Corp		22,025,500
1,250,000	BancorpSouth, Inc.		20,375,000
600,000	Bank of Hawaii Corp.		30,486,000
3,300,000	BBCN Bancorp, Inc.		43,098,000
375,000	City National Corp.		22,091,250
1,050,000	Columbia Banking System, Inc.		23,079,000
5,094,899	Fulton Financial Corp.		59,610,318
850,000	Glacier Bancorp, Inc.		16,133,000
1,525,000	Hancock Holding Co.		47,153,000
525,000	Prosperity Bancshares, Inc.		24,879,750
360,000	Texas Capital Bancshares, Inc.*		14,562,000
			323,492,818
Commercial Services - Finance — 0.7%
375,000	Global Payments, Inc.		18,622,500
Computers - Integrated Systems — 1.9%
1,600,000	Diebold, Inc.		48,512,000
Containers - Paper and Plastic — 2.1%
325,000	Packaging Corp. of America		14,582,750
1,175,000	Sonoco Products Co.		41,113,250
			55,696,000
Dental Supplies and Equipment — 1.7%
1,150,000	Patterson Cos., Inc.		43,746,000
Distribution/Wholesale — 2.2%
1,764,500	Owens & Minor, Inc.		57,452,120
Electronic Components – Semiconductors — 2.0%
162,900	Mellanox Technologies, Ltd.*		9,042,579
1,800,000	QLogic Corp.*		20,880,000
630,000	Semtech Corp.*		22,295,700
			52,218,279
Electronic Design Automation — 1.0%
750,000	Synopsys, Inc.*		26,910,000
Engineering - Research and Development Services — 2.8%
550,577	EMCOR Group, Inc.		23,338,959
1,050,000	KBR, Inc.		33,684,000
300,000	URS Corp.		14,223,000
			71,245,959
Engines - Internal Combustion — 0.5%
550,000	Briggs & Stratton Corp.		13,640,000
Enterprise Software/Services — 0.7%
1,000,000	Omnicell, Inc.*		18,880,000
Filtration and Separations Products — 1.0%
475,000	CLARCOR, Inc.		24,880,500
Finance - Investment Bankers/Brokers — 0.6%
450,000	Lazard, Ltd. - Class A		15,358,500
Finance - Leasing Companies — 0.9%
625,000	AerCap Holdings N.V. (U.S. Shares)*		9,656,250
450,000	Air Lease Corp.		13,194,000
			22,850,250
Food - Baking — 1.7%
1,300,000	Flowers Foods, Inc.		42,822,000
Food - Miscellaneous/Diversified — 1.1%
380,000	J&J Snack Foods Corp.		29,218,200
Food - Retail — 1.6%
1,000,000	Harris Teeter Supermarkets, Inc.		42,710,000
Footwear and Related Apparel — 0.6%
325,000	Wolverine World Wide, Inc.		14,420,250
Golf — 0.6%
2,200,000	Callaway Golf Co.£		14,564,000
Instruments - Scientific — 0.7%
550,000	PerkinElmer, Inc.		18,502,000
Insurance Brokers — 1.0%
800,000	Brown & Brown, Inc.		25,632,000
Investment Management and Advisory Services — 0.5%
300,000	Waddell & Reed Financial, Inc. - Class A		13,134,000
Lasers - Systems and Components — 0.8%
1,150,000	II-VI, Inc.*		19,596,000
Machine Tools and Related Products — 1.9%
475,000	Kennametal, Inc.		18,544,000
575,000	Lincoln Electric Holdings, Inc.		31,153,500
			49,697,500
Machinery - Construction and Mining — 0.5%
400,000	Astec Industries, Inc.		13,972,000
Machinery - General Industrial — 0.6%
575,000	Albany International Corp. - Class A		16,617,500
Medical - Biomedical and Genetic — 1.0%
580,000	Charles River Laboratories International, Inc.*		25,676,600
Medical Instruments — 0.5%
1,150,000	AngioDynamics, Inc.*		13,144,500
Medical Labs and Testing Services — 1.4%
330,000	Covance, Inc.*		24,525,600
360,000	ICON PLC*		11,624,400
			36,150,000
Medical Products — 1.8%
1,300,000	Hill-Rom Holdings, Inc.		45,786,000
Medical Sterilization Products — 0.5%
300,000	STERIS Corp.		12,483,000
Metal Processors and Fabricators — 1.3%
1,275,000	Kaydon Corp.£		32,614,500
Miscellaneous Manufacturing — 0.7%
325,000	Aptargroup, Inc.		18,638,750
Multi-Line Insurance — 1.3%
1,000,000	Kemper Corp.		32,610,000
Networking Products — 1.0%
2,450,000	Polycom, Inc.*		27,146,000
Non-Ferrous Metals — 1.0%
1,800,000	Globe Specialty Metals, Inc.		25,056,000
Oil - Field Services — 2.2%
450,000	C&J Energy Services, Inc.*		10,305,000
145,000	CARBO Ceramics, Inc.		13,205,150
1,150,000	PAA Natural Gas Storage L.P.		24,598,500
676,489	Tesco Corp.*		9,058,188
			57,166,838
Oil Companies - Exploration and Production — 3.0%
2,800,000	Lone Pine Resources, Inc.*		3,360,000
500,000	Newfield Exploration Co.*		11,210,000
2,200,000	Petroquest Energy, Inc.*,£		9,768,000
850,000	QEP Resources, Inc.		27,064,000
500,000	Whiting Petroleum Corp.*		25,420,000
			76,822,000
Paper and Related Products — 1.5%
625,000	Buckeye Technologies, Inc.		18,718,750
825,000	PH Glatfelter Co.		19,288,500
			38,007,250
Pipelines — 0.9%
400,000	Western Gas Partners L.P.		23,764,000
Poultry — 0.8%
400,000	Sanderson Farms, Inc.		21,848,000
Printing Services — 1.4%
1,065,667	Brady Corp. - Class A		35,731,814
Property and Casualty Insurance — 1.4%
400,000	Infinity Property & Casualty Corp.		22,480,000
220,000	Navigators Group, Inc.*		12,925,000
			35,405,000
Real Estate Operating/Development — 0.8%
1,000,000	St. Joe Co.*		21,250,000
Reinsurance — 2.1%
600,000	Alterra Capital Holdings, Ltd.		18,900,000
675,000	Montpelier Re Holdings, Ltd.		17,583,750
315,000	Reinsurance Group of America, Inc.		18,796,050
			55,279,800
REIT - Apartments — 1.1%
425,000	Home Properties, Inc.		26,953,500
85,750	Silver Bay Realty Trust Corp.		1,775,025
			28,728,525
REIT - Diversified — 1.4%
800,000	Potlatch Corp.		36,688,000
REIT - Hotels — 1.1%
3,100,000	DiamondRock Hospitality Co.		28,861,000
REIT - Mortgage — 0.9%
1,750,000	Two Harbors Investment Corp.		22,067,500
Retail - Apparel and Shoe — 1.5%
750,000	Aeropostale, Inc.*		10,200,000
72,381	Genesco, Inc.*		4,349,374
188,300	Jos. A. Bank Clothiers, Inc.*		7,513,170
475,000	Men's Wearhouse, Inc.		15,874,500
			37,937,044
Retail - Convenience Stores — 1.6%
722,452	Casey's General Stores, Inc.		42,118,952
Retail - Leisure Products — 0.7%
1,401,649	MarineMax, Inc.*,£		19,048,410
Savings/Loan/Thrifts — 4.9%
4,800,000	First Niagara Financial Group, Inc.		42,528,000
1,300,000	Investors Bancorp, Inc.		24,414,000
1,400,000	Provident Financial Services, Inc.		21,378,000
2,150,000	Washington Federal, Inc.		37,625,000
			125,945,000
Semiconductor Equipment — 2.1%
2,200,000	Brooks Automation, Inc.		22,396,000
1,200,000	MKS Instruments, Inc.		32,640,000
			55,036,000
Telecommunication Equipment — 0.8%
550,000	NICE Systems, Ltd. (ADR)*		20,256,500
Transportation - Marine — 2.4%
450,000	Kirby Corp.*		34,560,000
550,000	Tidewater, Inc.		27,775,000
			62,335,000
Total Common Stock (cost $1,925,261,453)			2,329,160,109
Repurchase Agreements — 10.0%
$ 92,600,000	HSBC Securities (USA), Inc., 0.1600%, dated 3/28/13, maturing 4/1/13, to be repurchased at $92,601,646, collateralized by $93,585,959 in U.S. Treasuries, 0.6250%-2.0000%, 11/30/13-9/30/17, with a value of $94,452,151		92,600,000
17,142,000	ING Financial Markets LLC, 0.1600%, dated 3/28/13, maturing 4/1/13, to be repurchased at $17,142,305, collateralized by $23,551,439 in U.S. Treasuries, 0.0000%-6.3750%, 1/15/23-8/15/29, with a value of $17,485,104		17,142,000
150,000,000	RBC Capital Markets Corp., 0.1700%, dated 3/28/13, maturing 4/1/13, to be repurchased at $150,002,833, collateralized by $148,087,650 in U.S. Treasuries, 0.8750%-2.6250%, 12/31/13-9/30/17, with a value of $153,000,009		150,000,000
Total Repurchase Agreements (cost $259,742,000)			259,742,000
Total Investments (total cost $2,185,003,453) – 100.0%		$	$ 2,588,902,109

Summary of Investments by Country – (Long Positions) March 31, 2013 (unaudited)

Country	Value	% of Investment Securities
Bermuda	$51,842,250	2.0%
Canada	9,058,188	0.4%
Ireland	11,624,400	0.4%
Israel	29,299,079	1.1%
Netherlands	9,656,250	0.4%
United States††	2,477,421,942	95.7%
Total	$2,588,902,109	100.0%

††	Includes Cash Equivalents of 10.0%.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

£ The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended March 31, 2013.

	Purchases		Sales
	Shares	Cost	Shares	Cost	Realized Gain/(Loss)	Dividend Income	Value at 3/31/13
Perkins Small Cap Value Fund
Callaway Golf Co.(1)	-	$-	1,839,000	$14,151,713	$(2,100,212)	$36,000	N/A
Kaydon Corp.(1)	100,000	2,320,361	388,500	13,261,631	(3,693,079)	645,400	N/A
MarineMax, Inc.*	200,000	1,440,715	523,351	4,035,177	2,604,691	-	$19,048,410
Petroquest Energy, Inc.*(1)	-	-	1,348,000	9,212,980	(1,538,826)	-	N/A
Sterling Construction Co., Inc.*	-	-	213,179	3,883,205	(1,547,366)	-	10,617,750
		$3,761,076		$44,544,706	$(6,274,792)	$681,400	$29,666,160

(1)	Company was no longer an affiliate as of March 31, 2013.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2013)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Common Stock
Telecommunication Equipment	$—	$20,256,500	$—
All Other	2,308,903,609	—	—

Repurchase Agreements	—	259,742,000	—

Total Investments in Securities	$2,308,903,609	$279,998,500	$—
(a)	Includes fair value factors.

Perkins Value Plus Income Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 1.5%
$30,000	AmeriCredit Automobile Receivables Trust 2.6800%, 10/9/18	$30,852
380,074	Banc of America Large Loan Trust 2.5030%, 11/15/15 (144A),‡	382,152
56,000	Commercial Mortgage Trust 5.8670%, 12/10/49‡	63,356
34,000	FREMF Mortgage Trust 2.7997%, 5/25/19 (144A),‡	35,733
90,000	FREMF Mortgage Trust 4.9323%, 7/25/21 (144A),‡	100,128
120,000	GS Mortgage Securities Corp. Trust 3.5510%, 4/10/34 (144A),‡	126,182
27,000	Santander Drive Auto Receivables Trust 2.5200%, 9/15/16	27,426
28,000	Santander Drive Auto Receivables Trust 3.3000%, 9/17/18	28,939
39,000	Wachovia Bank Commercial Mortgage Trust 5.5910%, 4/15/47‡	43,126
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $811,560)		837,894
Bank Loans — 0.2%
Casino Hotels — 0.1%
97,755	MGM Resorts International 4.2500%, 12/20/19‡	99,270
Pharmaceuticals — 0.1%
48,106	Quintiles Transnational Corp. 0%, 6/8/18‡	48,677
Total Bank Loans (cost $145,389)		147,947
Common Stock — 56.0%
Aerospace and Defense — 0.6%
4,500	General Dynamics Corp.	317,295
Aerospace and Defense – Equipment — 0.3%
45,000	BBA Aviation PLC**	176,037
Agricultural Chemicals — 0.4%
3,500	Mosaic Co.	208,635
Apparel Manufacturers — 0.6%
3,100	Coach, Inc.	154,969
1,000	VF Corp.**	167,750
		322,719
Applications Software — 1.0%
19,000	Microsoft Corp.**	543,590
Automotive - Truck Parts and Equipment - Original — 0.8%
8,000	Johnson Controls, Inc.	280,560
3,500	Lear Corp.**	192,045
		472,605
Beverages - Non-Alcoholic — 0.6%
4,000	PepsiCo, Inc.	316,440
Building - Residential and Commercial — 0.3%
4,500	M.D.C. Holdings, Inc.**	164,925
Cellular Telecommunications — 2.7%
14,000	NTT DOCOMO, Inc. (ADR)	208,180
24,600	SK Telecom Co., Ltd. (ADR)	439,602
30,000	Vodafone Group PLC (ADR)**	852,300
		1,500,082
Chemicals - Specialty — 0.5%
70,000	Borregaard A.S.A	282,072
Commercial Banks — 1.8%
5,000	Bank of Hawaii Corp.	254,050
7,500	Columbia Banking System, Inc.	164,850
3,000	Cullen / Frost Bankers, Inc.	187,590
22,000	Fulton Financial Corp.	257,400
7,600	Univest Corp. of Pennsylvania	132,392
		996,282
Commercial Services - Finance — 0.4%
16,700	Western Union Co.**	251,168
Computers - Integrated Systems — 0.4%
8,000	Diebold, Inc.	242,560
Containers - Metal and Glass — 0.6%
6,000	Greif, Inc. - Class A	321,720
Cosmetics and Toiletries — 0.2%
1,600	Procter & Gamble Co.**	123,296
Dental Supplies and Equipment — 0.3%
4,700	Patterson Cos., Inc.	178,788
Diagnostic Kits — 0.4%
10,500	Meridian Bioscience, Inc.**	239,610
Diversified Banking Institutions — 0.9%
11,000	JPMorgan Chase & Co.**	522,060
Diversified Minerals — 0.6%
12,000	Teck Resources, Ltd. - Class B**	337,920
Diversified Operations — 0.9%
4,400	Koppers Holdings, Inc.	193,512
40,000	Orkla A.S.A.	320,683
		514,195
Electric - Integrated — 1.4%
1,900	Entergy Corp.	120,156
5,000	Exelon Corp.	172,400
16,000	PPL Corp.	500,960
		793,516
Electronic Components – Semiconductors — 1.3%
6,900	Altera Corp.**	244,743
7,000	Intel Corp.	152,950
4,500	Microchip Technology, Inc.	165,420
5,000	Xilinx, Inc.	190,850
		753,963
Electronic Measuring Instruments — 0.3%
4,500	Agilent Technologies, Inc.	188,865
Electronic Security Devices — 0.4%
6,500	Tyco International, Ltd. (U.S. Shares)	208,000
Food - Baking — 0.3%
5,900	Flowers Foods, Inc.**	194,346
Food - Miscellaneous/Diversified — 0.3%
4,700	Unilever PLC (ADR)**	198,528
Food - Retail — 1.5%
135,000	Tesco PLC**	782,530
2,300	Weis Markets, Inc.	93,610
		876,140
Food - Wholesale/Distribution — 0.2%
3,100	Sysco Corp.	109,027
Gold Mining — 0.5%
8,300	Goldcorp, Inc. (U.S. Shares)	279,129
Human Resources — 0.3%
3,000	Manpower, Inc.	170,160
Industrial Gases — 0.3%
1,800	Air Products & Chemicals, Inc.	156,816
Insurance Brokers — 0.5%
7,000	Marsh & McLennan Cos., Inc.	265,790
Investment Management and Advisory Services — 0.5%
4,000	Ameriprise Financial, Inc.	294,600
Life and Health Insurance — 0.2%
4,200	Unum Group	118,650
Medical - Drugs — 4.0%
6,300	AbbVie, Inc.**	256,914
5,500	GlaxoSmithKline PLC (ADR)**	258,005
3,200	Johnson & Johnson**	260,896
5,600	Merck & Co., Inc.	247,688
8,600	Novartis A.G. (ADR)**	612,664
21,000	Pfizer, Inc.**	606,060
		2,242,227
Medical - Generic Drugs — 0.8%
11,500	Teva Pharmaceutical Industries, Ltd. (ADR)	456,320
Medical - HMO — 1.3%
6,600	Aetna, Inc.**	337,392
6,000	WellPoint, Inc.	397,380
		734,772
Medical - Wholesale Drug Distributors — 0.5%
2,400	McKesson Corp.**	259,104
Medical Products — 1.5%
1,200	Baxter International, Inc.	87,168
2,500	Covidien PLC (U.S. Shares)**	169,600
7,000	Hill-Rom Holdings, Inc.	246,540
4,900	Stryker Corp.**	319,676
		822,984
Medical Sterilization Products — 0.2%
2,600	STERIS Corp.	108,186
Multi-Line Insurance — 0.3%
3,800	Allstate Corp.**	186,466
Networking Products — 0.4%
10,000	Cisco Systems, Inc.	209,100
Non-Hazardous Waste Disposal — 0.3%
6,000	Republic Services, Inc.	198,000
Oil - Field Services — 0.6%
1,100	CARBO Ceramics, Inc.**	100,177
3,600	Schlumberger, Ltd. (U.S. Shares)**	269,604
		369,781
Oil Companies - Exploration and Production — 1.9%
2,000	Noble Energy, Inc.**	231,320
8,300	Occidental Petroleum Corp.**	650,471
17,400	Talisman Energy, Inc.	213,150
		1,094,941
Oil Companies - Integrated — 3.0%
7,500	BP PLC (ADR)**	317,625
3,200	Chevron Corp.**	380,224
2,000	Exxon Mobil Corp.	180,220
6,000	Royal Dutch Shell PLC (ADR)**	390,960
9,000	Total S.A. (ADR)**	431,820
		1,700,849
Printing Services — 0.2%
4,000	Brady Corp. - Class A	134,120
Protection - Safety — 0.2%
1,600	Landauer, Inc.	90,208
Publishing - Periodicals — 0.2%
8,500	UBM PLC**	90,974
Real Estate Management/Services — 0.3%
14,100	Brookfield Real Estate Services, Inc.	178,124
Reinsurance — 0.8%
1,200	Everest Re Group, Ltd.	155,832
1,100	PartnerRe, Ltd.**	102,421
4,500	Validus Holdings, Ltd.	168,165
		426,418
REIT - Apartments — 1.4%
4,000	American Campus Communities, Inc.	181,360
1,600	AvalonBay Communities, Inc.**	202,672
9,100	Campus Crest Communities, Inc.	126,490
3,500	Home Properties, Inc.	221,970
2,827	Silver Bay Realty Trust Corp.	58,519
		791,011
REIT - Diversified — 0.7%
4,000	Potlatch Corp.	183,440
3,450	Rayonier, Inc.	205,861
		389,301
REIT - Health Care — 0.3%
15,000	Healthcare Trust of America, Inc. - Class A	176,250
REIT - Hotels — 0.4%
22,500	DiamondRock Hospitality Co.	209,475
REIT - Mortgage — 2.6%
10,000	American Capital Agency Corp.	327,800
57,700	Two Harbors Investment Corp.**	727,597
17,000	Western Asset Mortgage Capital Corp.	395,080
		1,450,477
REIT - Office Property — 0.4%
9,500	BioMed Realty Trust, Inc.	205,200
REIT - Single Tenant — 0.2%
7,300	Spirit Realty Capital, Inc.	138,700
Retail - Apparel and Shoe — 0.4%
6,200	Men's Wearhouse, Inc.**	207,204
Retail - Major Department Stores — 0.3%
3,600	Nordstrom, Inc.**	198,828
Retail - Regional Department Stores — 0.6%
7,200	Kohl's Corp.	332,136
Retail - Restaurants — 0.7%
3,300	Darden Restaurants, Inc.**	170,544
2,200	McDonald's Corp.**	219,318
		389,862
Savings/Loan/Thrifts—0.4%
3,800	Berkshire Hills Bancorp, Inc.	97,052
8,800	OceanFirst Financial Corp.	126,896
		223,948
Semiconductor Components/Integrated Circuits — 0.4%
5,200	Analog Devices, Inc.	241,748
Semiconductor Equipment — 1.4%
17,700	Applied Materials, Inc.	238,596
22,500	Brooks Automation, Inc.	229,050
11,000	MKS Instruments, Inc.**	299,200
		766,846
Super-Regional Banks — 2.1%
12,200	Fifth Third Bancorp	198,982
7,500	PNC Financial Services Group, Inc.**	498,750
12,500	Wells Fargo & Co.	462,375
		1,160,107
Telecommunication Services — 0.7%
10,000	Telenor A.S.A.	219,178
7,750	Vivendi S.A.**	160,074
		379,252
Telephone - Integrated — 1.0%
6,000	AT&T, Inc.**	220,140
9,700	CenturyLink, Inc.	340,761
		560,901
Television — 0.3%
16,400	Belo Corp. - Class A	161,212
Tobacco — 0.3%
5,200	Altria Group, Inc.	178,828
Tools - Hand Held — 0.3%
2,000	Stanley Black & Decker, Inc.**	161,940
Transportation - Marine — 0.4%
10,000	Irish Continental Group PLC**	254,419
Transportation - Railroad — 1.5%
7,000	CSX Corp.	172,410
4,500	Norfolk Southern Corp.**	346,860
2,300	Union Pacific Corp.**	327,543
		846,813
Water — 0.4%
16,000	Suez Environment Co.**	204,027
Total Common Stock (cost $27,505,721)		31,570,588
Corporate Bonds — 25.9%
Aerospace and Defense – Equipment — 0.2%
61,000	Exelis, Inc. 4.2500%, 10/1/16	65,495
28,000	Exelis, Inc. 5.5500%, 10/1/21	29,774
19,000	TransDigm, Inc. 7.7500%, 12/15/18	20,852
		116,121
Agricultural Chemicals — 0.3%
71,000	CF Industries, Inc. 6.8750%, 5/1/18	85,069
34,000	CF Industries, Inc. 7.1250%, 5/1/20	42,126
36,000	Phibro Animal Health Corp. 9.2500%, 7/1/18 (144A)	38,700
		165,895
Airlines — 0.1%
53,000	Southwest Airlines Co. 5.1250%, 3/1/17	58,245
Brewery — 0.3%
42,000	Heineken N.V. 1.4000%, 10/1/17 (144A),**	41,809
136,000	SABMiller Holdings, Inc. 3.7500%, 1/15/22 (144A)	145,567
		187,376
Building - Residential and Commercial — 0.1%
31,000	D.R. Horton, Inc. 4.7500%, 5/15/17	32,899
23,000	Toll Brothers Finance Corp. 5.8750%, 2/15/22	25,717
		58,616
Cable/Satellite Television — 0.1%
40,000	Comcast Corp. 3.1250%, 7/15/22	40,927
Chemicals - Diversified — 0.6%
288,000	LyondellBasell Industries N.V. 5.0000%, 4/15/19**	325,440
Chemicals - Specialty — 0.4%
49,000	Ashland, Inc. 3.8750%, 4/15/18 (144A)	49,613
50,000	Ashland, Inc. 4.7500%, 8/15/22 (144A)	50,875
71,000	Ashland, Inc. 6.8750%, 5/15/43 (144A)	76,680
61,000	Ecolab, Inc. 3.0000%, 12/8/16	64,841
		242,009
Coatings and Paint Products — 0.1%
47,000	Valspar Corp. 4.2000%, 1/15/22	51,148
Commercial Banks — 1.1%
57,000	CIT Group, Inc. 5.2500%, 4/1/14 (144A)	59,209
19,000	CIT Group, Inc. 4.7500%, 2/15/15 (144A)	19,903
94,000	CIT Group, Inc. 4.2500%, 8/15/17	98,230
29,000	CIT Group, Inc. 6.6250%, 4/1/18 (144A)	33,060
129,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)	141,577
56,000	SVB Financial Group 5.3750%, 9/15/20	63,385
110,000	Zions Bancorp 7.7500%, 9/23/14	119,591
52,000	Zions Bancorp 4.5000%, 3/27/17	55,543
		590,498
Computer Aided Design — 0.2%
38,000	Autodesk, Inc. 1.9500%, 12/15/17	37,636
68,000	Autodesk, Inc. 3.6000%, 12/15/22	68,222
		105,858
Computers - Memory Devices — 0.1%
35,000	Seagate Technology International 10.0000%, 5/1/14 (144A)	37,013
Consulting Services — 0.7%
49,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	52,257
214,000	Verisk Analytics, Inc. 5.8000%, 5/1/21	246,918
85,000	Verisk Analytics, Inc. 4.1250%, 9/12/22	87,930
		387,105
Containers - Paper and Plastic — 0.2%
39,000	Packaging Corp. of America 3.9000%, 6/15/22	40,223
23,000	Rock-Tenn Co. 4.4500%, 3/1/19	24,969
58,000	Rock-Tenn Co. 4.9000%, 3/1/22	62,741
		127,933
Data Processing and Management — 0.1%
37,000	Fiserv, Inc. 3.1250%, 10/1/15	38,833
26,000	Fiserv, Inc. 3.1250%, 6/15/16	27,395
		66,228
Dialysis Centers — 0.1%
41,000	Fresenius Medical Care U.S. Finance II, Inc. 5.8750%, 1/31/22 (144A)	45,766
Diversified Banking Institutions — 1.6%
15,000	Bank of America Corp. 4.5000%, 4/1/15	15,894
92,000	Bank of America Corp. 1.5000%, 10/9/15	92,304
60,000	Bank of America Corp. 3.6250%, 3/17/16	63,647
70,000	Bank of America Corp. 3.7500%, 7/12/16	74,450
36,000	Bank of America Corp. 2.0000%, 1/11/18	35,829
30,000	Bank of America Corp. 8.0000%, 7/30/99‡	33,714
50,000	Bank of America Corp. 8.1250%, 11/15/99‡	56,258
67,000	Citigroup, Inc. 5.0000%, 9/15/14	70,352
57,000	Goldman Sachs Group, Inc. 3.6250%, 2/7/16	60,534
34,000	Goldman Sachs Group, Inc. 5.6250%, 1/15/17	38,066
149,000	Goldman Sachs Group, Inc. 2.3750%, 1/22/18	151,031
61,000	Goldman Sachs Group, Inc. 3.6250%, 1/22/23	61,429
100,000	Morgan Stanley 3.4500%, 11/2/15	104,797
30,000	Morgan Stanley 4.7500%, 3/22/17	33,091
15,000	Royal Bank of Scotland Group PLC 2.5500%, 9/18/15**	15,417
		906,813
Diversified Financial Services — 0.8%
53,000	Carlyle Holdings Finance LLC 3.8750%, 2/1/23 (144A)	54,287
29,000	General Electric Capital Corp. 4.8750%, 3/4/15	31,284
16,000	General Electric Capital Corp. 3.5000%, 6/29/15	16,925
7,000	General Electric Capital Corp. 6.3750%, 11/15/67‡	7,420
100,000	General Electric Capital Corp. 6.2500%, 12/15/99‡	109,753
200,000	General Electric Capital Corp. 7.1250%, 12/15/99‡	232,613
		452,282
Diversified Minerals — 0.1%
68,000	FMG Resources August 2006 Pty, Ltd. 7.0000%, 11/1/15 (144A)	71,230
Diversified Operations — 0.1%
45,000	Danaher Corp. 2.3000%, 6/23/16	47,210
33,000	GE Capital Trust I 6.3750%, 11/15/67‡	34,980
		82,190
Electric - Generation — 0%
15,000	AES Corp. 7.7500%, 10/15/15	16,856
Electric - Integrated — 0.7%
39,000	Calpine Construction Finance Co. L.P. / CCFC Finance Corp. 8.0000%, 6/1/16 (144A)	40,901
51,000	CMS Energy Corp. 4.2500%, 9/30/15	54,747
38,000	CMS Energy Corp. 5.0500%, 2/15/18	43,339
49,000	Great Plains Energy, Inc. 4.8500%, 6/1/21	54,731
88,000	PPL Energy Supply LLC 4.6000%, 12/15/21	93,781
46,000	PPL WEM Holdings PLC 3.9000%, 5/1/16 (144A),**	48,590
32,000	PPL WEM Holdings PLC 5.3750%, 5/1/21 (144A),**	36,579
		372,668
Electronic Components – Semiconductors — 0.4%
214,000	Samsung Electronics America, Inc. 1.7500%, 4/10/17 (144A)	217,060
Electronic Connectors — 0.1%
42,000	Amphenol Corp. 4.0000%, 2/1/22	43,992
Electronic Measuring Instruments — 0.3%
60,000	Agilent Technologies, Inc. 2.5000%, 7/15/13	60,345
84,000	FLIR Systems, Inc. 3.7500%, 9/1/16	87,680
		148,025
Engineering - Research and Development Services — 0.2%
60,000	URS Corp. 4.1000%, 4/1/17 (144A)	62,354
59,000	URS Corp. 5.2500%, 4/1/22 (144A)	61,947
		124,301
Finance - Auto Loans — 0.8%
200,000	Ford Motor Credit Co. LLC 3.8750%, 1/15/15	207,913
210,000	Ford Motor Credit Co. LLC 6.6250%, 8/15/17	244,906
		452,819
Finance - Credit Card — 0.2%
67,000	American Express Co. 6.8000%, 9/1/66‡	72,192
46,000	American Express Credit Corp. 1.7500%, 6/12/15	47,002
		119,194
Finance - Investment Bankers/Brokers — 0.8%
50,000	Charles Schwab Corp. 4.4500%, 7/22/20	57,191
51,000	Charles Schwab Corp. 7.0000%, 8/1/99‡	59,333
51,000	Lazard Group LLC 7.1250%, 5/15/15	56,416
13,000	Lazard Group LLC 6.8500%, 6/15/17	14,946
215,000	Raymond James Financial, Inc. 5.6250%, 4/1/24	245,032
		432,918
Finance - Mortgage Loan Banker — 0.2%
100,000	Northern Rock Asset Management PLC 5.6250%, 6/22/17 (144A),**	115,888
Food - Meat Products — 0.3%
100,000	Tyson Foods, Inc. 6.6000%, 4/1/16	114,549
69,000	Tyson Foods, Inc. 4.5000%, 6/15/22	75,081
		189,630
Food - Miscellaneous/Diversified — 0.7%
41,000	ARAMARK Corp. 8.5000%, 2/1/15	41,001
34,000	ConAgra Foods, Inc. 3.2000%, 1/25/23	33,888
93,000	Hawk Acquisition Sub, Inc. 4.2500%, 10/15/20 (144A)	93,116
232,000	Kraft Foods Group, Inc. 2.2500%, 6/5/17	240,681
		408,686
Food - Retail — 0.1%
9,000	Safeway, Inc. 3.9500%, 8/15/20	9,197
46,000	Safeway, Inc. 4.7500%, 12/1/21	49,517
		58,714
Hotels and Motels — 0.3%
18,000	Hyatt Hotels Corp. 5.7500%, 8/15/15 (144A)	19,554
50,000	Starwood Hotels & Resorts Worldwide, Inc. 6.7500%, 5/15/18	60,694
50,000	Starwood Hotels & Resorts Worldwide, Inc. 7.1500%, 12/1/19	63,183
		143,431
Investment Management and Advisory Services — 0.4%
65,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	72,800
100,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	104,750
60,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.8750%, 3/15/22 (144A)	63,450
		241,000
Life and Health Insurance — 0.3%
152,000	Primerica, Inc. 4.7500%, 7/15/22	168,608
Linen Supply & Related Items — 0.1%
31,000	Cintas Corp. No. 2 2.8500%, 6/1/16	32,548
34,000	Cintas Corp. No. 2 4.3000%, 6/1/21	37,387
		69,935
Machine Tools and Related Products — 0%
23,000	Kennametal, Inc. 2.6500%, 11/1/19	22,993
Medical - Biomedical and Genetic — 0%
12,000	Bio-Rad Laboratories, Inc. 8.0000%, 9/15/16	12,788
Medical - Drugs — 0.6%
148,000	AbbVie, Inc. 1.7500%, 11/6/17 (144A)	149,800
73,000	AbbVie, Inc. 2.0000%, 11/6/18 (144A)	73,870
87,000	AbbVie, Inc. 2.9000%, 11/6/22 (144A)	87,078
17,000	Zoetis, Inc. 1.8750%, 2/1/18 (144A)	17,110
		327,858
Medical - Generic Drugs — 0.4%
119,000	Actavis, Inc. 1.8750%, 10/1/17	120,388
107,000	Actavis, Inc. 3.2500%, 10/1/22	108,464
		228,852
Medical Labs and Testing Services — 0.2%
88,000	Laboratory Corp. of America Holdings 3.7500%, 8/23/22	90,340
Metal Processors and Fabricators — 0.2%
91,000	Precision Castparts Corp. 1.2500%, 1/15/18	91,189
Multi-Line Insurance — 0.7%
94,000	American International Group, Inc. 4.2500%, 9/15/14	98,462
26,000	American International Group, Inc. 5.6000%, 10/18/16	29,544
47,000	American International Group, Inc. 5.4500%, 5/18/17	53,840
129,000	American International Group, Inc. 8.1750%, 5/15/58‡	173,666
41,000	ING U.S., Inc. 2.9000%, 2/15/18 (144A)	41,586
		397,098
Multimedia — 0%
20,000	CC Holdings GS V LLC 2.3810%, 12/15/17 (144A)	20,129
Oil - Field Services — 0.4%
200,000	Korea National Oil Corp. 4.0000%, 10/27/16 (144A)	216,966
Oil and Gas Drilling — 0.3%
100,000	Nabors Industries, Inc. 5.0000%, 9/15/20	106,658
43,000	Rowan Cos., Inc. 5.0000%, 9/1/17	47,929
		154,587
Oil Companies - Exploration and Production — 1.6%
51,000	Anadarko Petroleum Corp. 6.4500%, 9/15/36	62,683
250,000	Chesapeake Energy Corp. 5.3750%, 6/15/21	250,937
63,000	Cimarex Energy Co. 5.8750%, 5/1/22	67,568
168,000	Continental Resources, Inc. 5.0000%, 9/15/22	178,500
39,000	Occidental Petroleum Corp. 1.7500%, 2/15/17	40,099
53,000	Petrohawk Energy Corp. 10.5000%, 8/1/14	56,044
128,000	Petrohawk Energy Corp. 7.8750%, 6/1/15	132,411
80,000	Plains Exploration & Production Co. 6.8750%, 2/15/23	90,600
		878,842
Oil Companies - Integrated — 0.4%
172,000	Chevron Corp. 2.3550%, 12/5/22	170,759
35,000	Phillips 66 2.9500%, 5/1/17	37,093
		207,852
Oil Refining and Marketing — 0.1%
50,000	Motiva Enterprises LLC 5.7500%, 1/15/20 (144A)	60,028
Pharmacy Services — 0.7%
75,000	Express Scripts Holding Co. 2.1000%, 2/12/15	76,618
55,000	Express Scripts Holding Co. 3.1250%, 5/15/16	58,101
258,000	Express Scripts Holding Co. 2.6500%, 2/15/17	270,244
		404,963
Pipelines — 2.2%
50,000	Crosstex Energy L.P. / Crosstex Energy Finance Corp. 8.8750%, 2/15/18	54,125
37,000	DCP Midstream Operating L.P. 3.2500%, 10/1/15	38,537
120,000	DCP Midstream Operating L.P. 4.9500%, 4/1/22	131,013
50,000	El Paso Pipeline Partners Operating Co. LLC 6.5000%, 4/1/20	60,585
37,000	El Paso Pipeline Partners Operating Co. LLC 5.0000%, 10/1/21	41,484
39,000	Energy Transfer Partners L.P. 4.6500%, 6/1/21	42,450
69,000	Energy Transfer Partners L.P. 3.6000%, 2/1/23	68,663
69,000	Kinder Morgan Energy Partners L.P. 3.4500%, 2/15/23	69,739
46,000	Kinder Morgan Energy Partners L.P. 3.5000%, 9/1/23	46,634
151,000	Kinder Morgan Finance Co. ULC 5.7000%, 1/5/16	164,187
50,000	Plains All American Pipeline L.P. / PAA Finance Corp. 3.9500%, 9/15/15	53,692
43,000	Sunoco Logistics Partners Operations L.P. 4.6500%, 2/15/22	46,709
37,000	TC Pipelines L.P. 4.6500%, 6/15/21	39,720
197,000	Western Gas Partners L.P. 5.3750%, 6/1/21	222,817
72,000	Western Gas Partners L.P. 4.0000%, 7/1/22	74,481
61,000	Williams Cos., Inc. 3.7000%, 1/15/23	60,555
		1,215,391
Publishing - Newspapers — 0%
6,000	Gannett Co., Inc. 6.3750%, 9/1/15	6,570
Publishing - Periodicals — 0.1%
58,000	UBM PLC 5.7500%, 11/3/20 (144A)**	61,431
Real Estate Management/Services — 0.2%
23,000	CBRE Services, Inc. 6.6250%, 10/15/20	24,955
93,000	Jones Lang LaSalle, Inc. 4.4000%, 11/15/22	95,669
		120,624
Real Estate Operating/Development — 0.1%
37,000	Post Apartment Homes L.P. 4.7500%, 10/15/17	41,210
REIT - Diversified — 1.0%
88,000	American Tower Trust I 1.5510%, 3/15/18 (144A)	88,342
181,000	American Tower Trust I 3.0700%, 3/15/23 (144A)	182,143
250,000	Goodman Funding Pty, Ltd. 6.3750%, 4/15/21 (144A)	289,349
		559,834
REIT - Health Care — 0.1%
27,000	Senior Housing Properties Trust 6.7500%, 12/15/21	31,207
REIT - Hotels — 0.1%
38,000	Host Hotels & Resorts L.P. 6.7500%, 6/1/16	38,713
31,000	Host Hotels & Resorts L.P. 3.7500%, 10/15/23	31,121
		69,834
REIT - Office Property — 0.6%
120,000	Alexandria Real Estate Equities, Inc. 4.6000%, 4/1/22	129,321
210,000	SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership 5.0000%, 8/15/18	228,974
		358,295
REIT - Regional Malls — 0.3%
169,000	Rouse Co. LLC 6.7500%, 11/9/15	175,126
Retail - Regional Department Stores — 0%
21,000	Macy's Retail Holdings, Inc. 5.9000%, 12/1/16	24,398
Retail - Toy Store — 0.1%
50,000	Toys R Us Property Co. II LLC 8.5000%, 12/1/17	52,813
Satellite Telecommunications — 0.1%
37,000	SES S.A. 3.6000%, 4/4/23 (144A),**	37,341
Security Services — 0.4%
198,000	ADT Corp. 4.1250%, 6/15/23 (144A)	205,450
Semiconductor Components/Integrated Circuits — 0.4%
250,000	TSMC Global, Ltd. 1.6250%, 4/3/18 (144A),**	248,375
Steel - Producers — 0.3%
48,000	ArcelorMittal 5.0000%, 2/25/17**	50,232
92,000	Steel Dynamics, Inc. 6.7500%, 4/1/15	92,368
34,000	Steel Dynamics, Inc. 5.2500%, 4/15/23 (144A)	34,467
		177,067
Super-Regional Banks — 0.2%
78,000	Wells Fargo & Co. 3.4500%, 2/13/23	78,524
37,000	Wells Fargo & Co. 7.9800%, 9/15/99‡	42,689
		121,213
Telecommunication Services — 0.1%
50,000	SBA Tower Trust 2.9330%, 12/15/17 (144A)	52,216
Telephone - Integrated — 0.2%
124,000	Qwest Communications International, Inc. 7.1250%, 4/1/18	128,960
Transportation - Railroad — 0.2%
100,000	Kansas City Southern de Mexico S.A. de C.V. 8.0000%, 2/1/18	109,250
20,000	Kansas City Southern de Mexico S.A. de C.V. 6.6250%, 12/15/20	22,700
		131,950
Transportation - Services — 0%
7,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	7,212
Transportation - Truck — 0.1%
55,000	JB Hunt Transport Services, Inc. 3.3750%, 9/15/15	57,139
Trucking and Leasing — 0.3%
18,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.5000%, 3/15/16 (144A)	18,437
92,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.3750%, 3/15/18 (144A)	95,703
34,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 4.2500%, 1/17/23 (144A)	34,245
		148,385
Total Corporate Bonds (cost $13,855,285)		14,588,944
Mortgage-Backed Securities — 7.1%
Fannie Mae:
23,818	5.5000%, 1/1/25	26,081
51,676	5.5000%, 7/1/25	56,470
72,164	5.0000%, 9/1/29	78,227
24,877	5.0000%, 1/1/30	26,967
14,316	5.5000%, 1/1/33	15,897
38,212	5.0000%, 9/1/33	43,190
10,187	5.0000%, 11/1/33	11,060
21,391	5.0000%, 12/1/33	23,308
12,180	5.0000%, 2/1/34	13,272
41,141	5.5000%, 4/1/34	45,298
71,847	5.5000%, 9/1/34	79,264
23,358	5.5000%, 5/1/35	25,623
170,139	5.5000%, 7/1/35	187,704
32,226	5.0000%, 10/1/35	34,992
74,422	6.0000%, 12/1/35	83,739
33,110	5.5000%, 1/1/36	36,322
10,571	6.0000%, 2/1/37	12,105
18,953	6.0000%, 5/1/37	20,809
18,513	5.5000%, 7/1/37	20,193
17,893	5.5000%, 3/1/38	19,868
67,555	6.0000%, 10/1/38	76,562
21,019	6.0000%, 11/1/38	23,077
174,813	6.0000%, 1/1/39	191,776
23,674	6.0000%, 10/1/39	26,452
57,196	5.0000%, 2/1/40	63,074
27,587	5.0000%, 6/1/40	30,698
58,500	5.0000%, 6/1/40	64,512
129,604	6.0000%, 7/1/40	145,779
17,896	4.5000%, 10/1/40	19,989
18,429	5.0000%, 3/1/41	20,507
30,254	4.5000%, 4/1/41	33,233
36,982	5.0000%, 4/1/41	41,546
50,111	5.0000%, 4/1/41	56,795
48,637	4.5000%, 5/1/41	53,611
36,971	5.0000%, 5/1/41	40,702
58,923	5.0000%, 6/1/41	64,978
34,428	5.0000%, 10/1/41	38,386
Freddie Mac:
21,786	5.0000%, 1/1/19	23,328
15,582	5.0000%, 2/1/19	16,685
21,566	5.5000%, 8/1/19	23,112
33,819	5.0000%, 6/1/20	36,297
71,995	5.5000%, 12/1/28	79,172
90,205	5.0000%, 1/1/36	100,716
49,875	5.5000%, 10/1/36	55,763
29,518	5.0000%, 11/1/36	31,860
42,269	6.0000%, 1/1/38	46,268
15,087	5.5000%, 5/1/38	16,608
223,819	6.0000%, 11/1/38	255,485
82,405	5.0000%, 5/1/39	90,789
41,752	5.5000%, 10/1/39	46,042
43,669	4.5000%, 1/1/41	48,437
96,043	5.0000%, 5/1/41	108,315
31,383	5.0000%, 9/1/41	34,181
Ginnie Mae:
35,585	6.0000%, 11/20/34	40,376
11,254	5.5000%, 9/15/35	12,668
14,398	5.5000%, 5/20/36	15,861
24,974	6.0000%, 1/20/39	28,119
28,265	5.0000%, 4/15/39	30,903
36,439	5.0000%, 10/15/39	40,212
57,762	5.0000%, 11/15/39	63,644
16,750	5.0000%, 1/15/40	18,330
12,300	5.0000%, 4/15/40	13,458
19,959	5.0000%, 4/15/40	22,583
23,257	5.0000%, 5/15/40	25,761
32,343	5.0000%, 5/20/40	35,882
8,479	5.0000%, 7/15/40	9,278
57,884	5.0000%, 7/15/40	63,765
58,496	5.0000%, 2/15/41	64,740
22,820	5.0000%, 5/15/41	25,106
14,349	4.5000%, 7/15/41	15,833
18,026	5.0000%, 9/15/41	19,714
9,986	5.5000%, 9/20/41	10,932
117,841	5.0000%, 10/15/41	128,877
44,276	5.0000%, 10/20/41	48,512
10,175	6.0000%, 10/20/41	11,456
32,825	6.0000%, 12/20/41	36,957
31,365	6.0000%, 1/20/42	35,314
30,305	6.0000%, 2/20/42	34,121
19,189	6.0000%, 3/20/42	21,605
57,020	6.0000%, 4/20/42	65,265
22,614	3.5000%, 5/20/42	24,322
43,659	6.0000%, 5/20/42	49,156
28,730	6.0000%, 7/20/42	32,347
30,992	6.0000%, 8/20/42	34,894
22,142	6.0000%, 9/20/42	24,930
25,880	6.0000%, 11/20/42	29,139
Total Mortgage-Backed Securities (cost $3,984,314)		3,999,184
Preferred Stock — 0.4%
Diversified Banking Institutions — 0%
620	Goldman Sachs Group, Inc., 5.9500%	15,686
Diversified Financial Services — 0.1%
1,500	Citigroup Capital XIII, 7.8750%	42,885
Electric - Integrated — 0.1%
600	PPL Corp., 8.7500%	33,450
Finance - Credit Card — 0.1%
4,275	Discover Financial Services, 6.5000%	110,466
Savings/Loan/Thrifts—0.1%
1,000	First Niagara Financial Group, Inc., 8.6250%	29,380
Total Preferred Stock (cost $221,823)		231,867
U.S. Treasury Notes/Bonds — 5.4%
U.S. Treasury Notes/Bonds:
213,000	0.2500%, 8/31/14	213,108
40,000	0.2500%, 9/15/14	40,020
55,000	0.2500%, 11/30/14	55,022
850,000	0.1250%, 12/31/14	848,539
875,000	0.3750%, 2/15/16	875,547
45,000	0.7500%, 10/31/17	45,130
165,000	0.7500%, 12/31/17	165,219
65,000	0.8750%, 1/31/18	65,422
256,000	2.0000%, 2/15/23	259,240
471,000	3.1250%, 2/15/43	471,883
Total U.S. Treasury Notes/Bonds (cost $3,033,296)		3,039,130
Money Market — 3.5%
1,969,621	Janus Cash Liquidity Fund LLC, 0% (cost $1,969,621)	1,969,621
Total Investments (total cost $51,527,009) – 100%		$56,385,175

Summary of Investments by Country – (Long Positions) March 31, 2013 (unaudited)

Country	Value	% of Investment Securities
Australia	$367,791	0.6%
Bermuda	426,418	0.8%
Canada	1,008,323	1.8%
Cayman Islands	37,013	0.1%
Curacao	269,604	0.5%
France	795,921	1.4%
Ireland	424,019	0.7%
Israel	456,320	0.8%
Japan	208,180	0.4%
Jersey	152,405	0.3%
Luxembourg	87,573	0.1%
Mexico	131,950	0.2%
Netherlands	367,249	0.6%
Norway	821,933	1.5%
South Korea	656,568	1.2%
Switzerland	820,664	1.5%
United Kingdom	3,192,459	5.7%
United States††	45,912,410	81.4%
Virgin Islands (British)	248,375	0.4%
Total	$56,385,175	100.0%

†† Includes Cash Equivalents of 3.5%.

Forward Currency Contracts, Open

March 31, 2013 (unaudited)

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
HSBC Securities (USA), Inc.:
British Pound 5/2/13	1,274,000	$1,935,107	$(41,835)
Euro 5/2/13	843,000	1,080,698	19,577
Total		$3,015,805	$(22,258)

Schedule of Written Options – Calls	Value
AbbVie, Inc. expires April 2013 17 contracts exercise price $40.00	$(1,807)
Aetna, Inc. expires April 2013 12 contracts exercise price $55.00	(154)
Allstate Corp. expires April 2013 13 contracts exercise price $50.00	(367)
Altera Corp. expires April 2013 18 contracts exercise price $39.00	(73)
AT&T, Inc. expires April 2013 17 contracts exercise price $38.00	(77)
CARBO Ceramics, Inc. expires April 2013 7 contracts exercise price $100.00	(534)
Chevron Corp. expires April 2013 5 contracts exercise price $125.00	(9)
Covidien PLC (U.S. Shares) expires April 2013 10 contracts exercise price $67.50	(988)
Flowers Foods, Inc. expires April 2013 11 contracts exercise price $30.00	(3,409)
Johnson & Johnson expires April 2013 4 contracts exercise price $80.00	(807)
JPMorgan Chase & Co. expires April 2013 12 contracts exercise price $55.00	(1)
Lear Corp. expires April 2013 11 contracts exercise price $60.00	(136)
M.D.C. Holdings, Inc. expires April 2013 16 contracts exercise price $43.00	(11)
McDonald's Corp. expires April 2013 6 contracts exercise price $105.00	(48)
McKesson Corp. expires April 2013 6 contracts exercise price $115.00	(161)
Men's Wearhouse, Inc. expires April 2013 22 contracts exercise price $32.00	(4,193)
Meridian Bioscience, Inc. expires April 2013 28 contracts exercise price $22.50	(1,946)
Microsoft Corp. expires April 2013 22 contracts exercise price $29.00	(589)
MKS Instruments, Inc. expires April 2013 23 contracts exercise price $30.00	(29)
Noble Energy, Inc. expires April 2013 6 contracts exercise price $120.00	(433)
Nordstrom, Inc. expires April 2013 6 contracts exercise price $57.50	(132)
Norfolk Southern Corp. expires April 2013 8 contracts exercise price $77.50	(891)
Novartis A.G. expires April 2013 9 contracts exercise price $72.50	(396)
Occidental Petroleum Corp. expires April 2013 8 contracts exercise price $90.00	(3)
PartnerRe, Ltd. expires April 2013 7 contracts exercise price $95.00	(252)
Pfizer, Inc. expires April 2013 22 contracts exercise price $29.00	(609)
PNC Financial Services Group, Inc. expires April 2013 10 contracts exercise price $70.00	(68)
Procter & Gamble Co. expires April 2013 8 contracts exercise price $80.00	(62)
Schlumberger, Ltd. (U.S. Shares) expires April 2013 8 contracts exercise price $85.00	(21)
Stanley Black & Decker, Inc. expires April 2013 8 contracts exercise price $82.50	(757)
Stryker Corp. expires April 2013 9 contracts exercise price $70.00	(75)
Teck Resources, Ltd. - Class B expires April 2013 20 contracts exercise price $34.00	(42)
Union Pacific Corp. expires April 2013 5 contracts exercise price $150.00	(108)
VF Corp. expires April 2013 4 contracts exercise price $175.00	(217)
Western Union Co. expires April 2013 43 contracts exercise price $15.00	(1,756)
Total Schedule of Written Options - Calls (premiums received $11,845)	$(21,161)

Schedule of Written Option – Put	Value
AvalonBay Communities, Inc. expires April 2013 3 contracts exercise price $110.00	(2)
CARBO Ceramics, Inc. expires April 2013 3 contracts exercise price $80.00	(197)
Darden Restaurants, Inc. expires April 2013 7 contracts exercise price $42.00	(23)
Men's Wearhouse, Inc. expires April 2013 11 contracts exercise price $25.00	(5)
Microsoft Corp. expires April 2013 11 contracts exercise price $26.00	(57)
Occidental Petroleum Corp. expires April 2013 4 contracts exercise price $75.00	(168)
Schlumberger, Ltd. (U.S. Shares) expires April 2013 4 contracts exercise price $70.00	(128)
Total Schedule of Written Options - Puts (premiums received $1,160)	$(580)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

ULC	Unlimited Liability Company

U.S.Shares	Securities of foreign companies trading on an American Stock Exchange.

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

‡	Rate is subject to change. Rate shown reflects current rate.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2013 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Perkins Value Plus Income Fund	$4,394,951	7.8%

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2013 )

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:

Asset-Backed/Commercial Mortgage-Backed Securities	$-	$837,894	$-

Bank Loans	-	147,947	-

Common Stock
Cellular Communications	-	1,500,082	-
Chemicals - Specialty	-	282,072	-
Diversified Operations	193,512	320,683	-
Food – Miscellaneous/Diversified	-	198,528	-
Medical – Drugs	1,371,558	870,669	-
Medical – Generic Drugs	-	456,320	-
Oil Companies – Integrated	560,444	1,140,405	-
Telecommunication Services	160,074	219,178	-
All Other	24,297,063	-	-

Corporate Bonds	-	14,588,944	-
Mortgage-Backed Securities	-	3,999,184	-
Preferred Stock	-	231,867	-
U.S. Treasury Notes/Bonds	-	3,039,130	-

Money Market	-	1,969,621	-

Total Investments in Securities	$26,582,651	$29,802,524	$-
Other Financial Instruments(a):	$-	$(43,999)	$-

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2013 is noted below.

Fund	Aggregate Value
Perkins Value Plus Income Fund	$7,946,085

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedules of Investments for INTECH Global Dividend Fund, INTECH International Fund, INTECH U.S. Core Fund, INTECH U.S. Growth Fund, INTECH U.S. Value Fund, Janus Diversified Alternatives Fund, Janus Flexible Bond Fund, Janus Global Allocation Fund – Conservative (formerly named Janus Conservative Allocation Fund), Janus Global Allocation Fund – Growth (formerly named Janus Growth Allocation Fund), Janus Global Allocation Fund – Moderate (formerly named Janus Moderate Allocation Fund), Janus Global Bond Fund, Janus Government Money Market Fund, Janus High-Yield Fund, Janus Money Market Fund, Janus Real Return Fund (formerly named Janus Real Return Allocation Fund), Janus Short-Term Bond Fund, Janus World Allocation Fund, Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, Perkins Select Value Fund, Perkins Small Cap Value Fund, and Perkins Value Plus Income Fund (collectively, the “Funds” and individually, a “Fund”). Janus Global Allocation Fund – Conservative, Janus Global Allocation Fund – Growth, Janus Global Allocation Fund – Moderate, and Janus World Allocation Fund (the “Global Allocation Funds”) each operate as a “fund of funds,” meaning substantially all of the Global Allocation Funds’ assets will be invested in other Janus funds (the “underlying funds”). The Funds are part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Janus Diversified Alternatives Subsidiary, Ltd., a wholly-owned subsidiary of Janus Diversified Alternatives Fund organized under the laws of the Cayman Islands as an exempted company. Janus Real Return Subsidiary, Ltd., a wholly-owned subsidiary of Janus Real Return Fund organized under the laws of the Cayman Islands as an exempted company, invested in certain commodity-related investments until October 15, 2012 and was subsequently liquidated. The Trust offers forty-five funds which include multiple series of shares, with differing investment objectives and policies. Twenty-two funds are included in this report. Each Fund in this report is classified as diversified, as defined in the 1940 Act, with the exception of Janus Diversified Alternatives Fund and Janus Real Return Fund, which are classified as nondiversified.

The following accounting policies have been followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities are valued at the last sales price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter (“OTC”) markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds’ Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Investments held by Janus Government Money Market Fund and Janus Money Market Fund (the “Money Market Funds”) utilizing the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Short positions shall be valued in accordance with the same methodologies, except that in the event that a last sale price is not available, the latest ask price shall be used instead of a bid price. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange (“NYSE”). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Funds are identified between the closing of their principal markets and the time the net asset value (“NAV”) is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. The Funds use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. Restricted and illiquid securities are valued in accordance with procedures established by the Funds’ Trustees.

Foreign Currency Translations

The Funds do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held as of March 31, 2013. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held as of March 31, 2013, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and equity risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Basis for Consolidation for Janus Diversified Alternatives Fund

Janus Diversified Alternatives Subsidiary, Ltd. was incorporated on December 28, 2012 as a wholly-owned subsidiary of Janus Diversified Alternatives Fund. The Fund will seek to gain exposure to the commodity markets, in whole or in part, through investments by Janus Diversified Alternatives Subsidiary, Ltd. and which is generally subject to the same investment policies and restrictions as the Fund. As of March 31, 2013, the market values of the Fund’s investments were $69,694,090 of which $13,660,674 or approximately 19% represented the Fund’s ownership of the shares of Janus Diversified Alternatives Subsidiary, Ltd. The Fund’s Consolidated Schedule of Investments includes the accounts of both the Fund and Janus Diversified Alternatives Subsidiary, Ltd.

Derivative Instruments

The Funds, except the Money Market Funds, may invest in various types of derivatives, which may at times result in significant derivative exposure. INTECH Global Dividend Fund, INTECH International Fund, INTECH U.S. Core Fund, INTECH U.S. Growth Fund, and INTECH U.S. Value Fund (the “Mathematical Funds”) may invest, to a limited extent, in certain types of derivatives to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Funds may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, commodities-linked derivative instruments, inflation index swaps, and other equity-linked derivatives. Each derivative instrument that was held by one or more of the Funds during the period ended March 31, 2013 is discussed in further detail below.

The Funds may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or for speculative (to seek to enhance returns) purposes. When the Funds invest in a derivative for speculative purposes, the Funds will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Funds may not use any derivative to gain exposure to an asset or class of assets in which they would be prohibited by their respective investment restrictions from purchasing directly. The Funds’ ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including, but not limited to, counterparty risk, credit risk, currency risk, equity risk, index risk, interest rate risk, leverage risk, and liquidity risk, as described below.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC, such as options and structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs.

OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk. In an effort to mitigate credit risk associated with derivatives traded OTC, the Funds may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, a Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC’s (“Janus Capital”) ability to establish and maintain appropriate systems and trading.

In pursuit of their investment objectives, each Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

•	Counterparty Risk – Counterparty risk is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a Fund.
•	Credit Risk – Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•	Currency Risk – Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•	Equity Risk – Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
•	Index Risk – If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•	Interest Rate Risk – Interest rate risk is the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause a Fund’s NAV to likewise decrease, and vice versa.
•	Leverage Risk – Leverage risk is the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. A Fund creates leverage by using borrowed capital to increase the amount invested, or investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.
•	Liquidity Risk – Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Commodity-Linked Investments in Janus Diversified Alternatives Subsidiary, Ltd.

Janus Diversified Alternatives Fund may invest in commodity index-linked swap agreements, commodity options and futures, and options on futures that provide exposure to the investment returns of the commodities markets. The Fund may also invest in other commodity-linked derivative instruments, such as commodity-linked notes (“structured notes”). The Fund will seek to gain exposure to the commodity markets, in whole or in part, through investments in Janus Diversified Alternatives Subsidiary, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands as an exempted company which is generally subject to the same investment policies and restrictions as the Fund. Janus Diversified Alternatives Subsidiary, Ltd. invests in commodity-linked investments and other investments which may serve as margin or collateral for Janus Diversified Alternatives Subsidiary Ltd.’s derivative positions. Such exposure may subject the Fund to greater volatility than investments in traditional securities. The value of a given commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Commodity-Linked Investments in Janus Real Return Subsidiary, Ltd.

Janus Real Return Fund may invest in commodity index-linked swap agreements, commodity options and futures, and options on futures that provide exposure to the investment returns of the commodities markets. The Fund may also invest in other commodity-linked derivative instruments, such as commodity-linked notes (“structured notes”). Until October 15, 2012, the Fund sought to gain exposure to the commodity markets, in whole or in part, through investments in Janus Real Return Subsidiary, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands as an exempted company which is generally subject to the same investment policies and restrictions of the Fund. Janus Real Return Subsidiary, Ltd. invested in commodity-linked investments and other investments that could serve as margin or collateral for Janus Real Return Subsidiary Ltd.’s derivative positions. Such exposure may subject the Fund to greater volatility than investments in traditional securities. The value of a given commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be in U.S. dollars or a foreign currency). The Funds, except the Global Allocation Funds, Mathematical Funds, and the Money Market Funds, may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Funds may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Funds are subject to currency risk in the normal course of pursuing their investment objectives through their investments in forward currency contracts.

Forward currency contracts held by the Funds are fully collateralized by other securities, which are denoted on the accompanying Schedules of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts. Such collateral is in the possession of the Funds’ custodian.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Funds may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Funds are subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in futures contracts. The Funds may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities held by the Funds that are designated as collateral for market value on futures contracts are noted on the Schedules of Investments (if applicable). Such collateral is in the possession of the Funds’ custodian or with the counterparty broker.

With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Inflation-Linked Securities

Inflation-linked bonds are fixed-income securities which have a principal value that is periodically adjusted according to the rate of inflation. If an index measuring inflation falls, the principal value of inflation-indexed bonds will typically be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In the case of Treasury Inflation-Protected Securities, also known as TIPS, repayment of original bond principal upon maturity (as adjusted for inflation) is guaranteed by the U.S. Treasury. For inflation-linked bonds that do not provide a similar guarantee, the adjusted principal value of the inflation-linked bond repaid at maturity may be less than the original principal.

Such bonds may also be issued by or related to sovereign governments of developed countries, by countries deemed to be emerging markets, and inflation-linked bonds issued by or related to companies or other entities not affiliated with governments.

Because of the inflation-linked adjustment feature, inflation-linked bonds typically have lower yields than conventional fixed-rate bonds. Inflation-linked bonds also normally decline in price when real interest rates rise. In the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to the Funds.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Funds are subject to interest rate risk, liquidity risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in options contracts. The Funds may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Funds may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option’s expiration date. A European-style option is an option contract that can only be exercised on the option’s expiration date. The Funds, except the Mathematical Funds, may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Funds bear the risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

The Funds may also purchase and write exchange-listed and OTC put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed “index multiplier.” Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Funds to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by having the counterparty post collateral to cover the Funds’ exposure to the counterparty.

Holdings of the Funds designated to cover outstanding written options are noted on the Schedules of Investments (if applicable).

The risk in writing call options is that the Funds give up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Funds may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Funds pay a premium whether or not the options are exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Funds’ hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Funds may recognize due to written call options.

Written option activity for the period ended March 31, 2013 is indicated in the tables below:

Put Options	Number of Contracts	Premiums Received
Perkins Mid Cap Value Fund
Options outstanding at June 30, 2012	170,670	$ 27,324,315
Options written	156,695	17,634,411
Options closed	(305,415)	(42,261,995)
Options expired	(21,950)	(2,696,731)
Options exercised	-	-
Options outstanding at March 31, 2013	-	$ -

Call Options	Number of Contracts	Premiums Received
Perkins Value Plus Income Fund
Options outstanding at June 30, 2012	110	$1,905
Options written	2,062	48,201
Options closed	(109)	(2,226)
Options expired	(1,312)	(29,292)
Options exercised	(310)	(6,743)
Options outstanding at March 31, 2013	441	$11,845

Put Options	Number of Contracts	Premiums Received
Perkins Value Plus Income Fund
Options outstanding at June 30, 2012	-	$-
Options written	47	1,612
Options closed	-	-
Options expired	(4)	(452)
Options exercised	-	-
Options outstanding at March 31, 2013	43	$1,160

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The Funds, with the exception of the Global Allocation Funds and the Mathematical Funds, may utilize swap agreements as a means to gain exposure to a commodity index, commodity markets, or certain common or preferred stocks and/or to “hedge” or protect their portfolios from adverse movements in securities prices, the rate of inflation, or interest rates. The Funds are subject to equity risk and interest rate risk in their normal course of pursuing their investment objectives through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to a Fund. If the other party to a swap defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return. Swap agreements traditionally were privately negotiated and entered into in the OTC market. However, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 now requires certain swap agreements to be cleared through a clearinghouse and traded on an exchange or swap execution facility. New regulations under the Dodd-Frank Act could, among other things, increase the cost of such transactions.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

Dividend swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive the changes in a dividend index point. The Funds gain exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the relevant dividend index point based on a notional amount. For example, if a Fund took a long position on a dividend index swap, the Fund would receive payments if the relevant index point increased in value and would be obligated to pay if that index point decreased in value.

The Funds’ maximum risk of loss for total return swaps and dividend swaps from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral to the Funds to cover the Funds’ exposure to the counterparty.

Additional Investment Risk

Janus Flexible Bond Fund, Janus Global Bond Fund, Janus High-Yield Fund, Janus Real Return Fund, and Janus Short-Term Bond Fund (the “Fixed Income Funds”), Perkins Value Plus Income Fund, and certain underlying funds of the Global Allocation Funds may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer. The Mathematical Funds do not intend to invest in these types of bonds.

It is important to note that events in both domestic and international equity and fixed-income markets have resulted, and may continue to result, in an unusually high degree of volatility in the markets, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. These events and the resulting market upheavals may have an adverse effect on a Fund such as a decline in the value and liquidity of many securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. Because the situation is unprecedented and widespread, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude a Fund’s ability to achieve its investment objective. It is impossible to predict whether or for how long these conditions will continue. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Further, the instability experienced in the financial markets has resulted in the U.S. Government and various other governmental and regulatory entities taking actions to address the financial crisis. These actions include, but are not limited to, the enactment of the Dodd-Frank Act which is expected to dramatically change the way in which the U.S. financial system is supervised and regulated. More specifically, the Dodd-Frank Act provides for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expands federal oversight in the financial sector and may affect the investment management industry as a whole. Given the broad scope, sweeping nature, and the fact that many provisions of the Dodd-Frank Act must be implemented through future rulemaking, the ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain. As a result, there can be no assurance that these government and regulatory measures will not have an adverse effect on the value or marketability of securities held by a Fund, including potentially limiting or completely restricting the ability of the Fund to use a particular investment instrument as part of its investment strategy, increasing the costs of using these instruments, or possibly making them less effective in general. Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory entity (or other authority or regulatory entity) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

In addition, European markets have recently experienced volatility and adverse trends due to concerns about economic downturns, rising government debt levels, and the possible default of government debt in several European countries, including Greece, Ireland, Italy, Portugal, and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and worldwide sellers of credit default swaps linked to that country’s creditworthiness. These trends have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of all European countries, which in turn may have a material adverse effect on a Fund’s investments in such countries, other countries that depend on European countries for significant amounts of trade or investment, or issuers with exposure to European debt.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on a Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Bank Loans

The Fixed Income Funds, Perkins Value Plus Income Fund, and certain underlying funds of the Global Allocation Funds may invest in bank loans, which include institutionally traded floating and fixed-rate debt securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. Some bank loans may be purchased on a “when-issued” basis. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds and underlying funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Funds and underlying funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Janus Global Bond Fund’s non-U.S. bank loan investments are subject to the risks of foreign investment, including Eurozone risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality, and unexpected changes in such rates could result in losses to the Funds and underlying funds. The interest rates paid on a floating rate security in which the Funds and underlying funds invest generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate (“LIBOR”). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates.

The Funds and underlying funds may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Funds and underlying funds may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Funds and underlying funds utilize an independent third party to value individual bank loans on a daily basis.

The average monthly value of borrowings outstanding under bank loan arrangements and the related rate range during the period ended March 31, 2013 are indicated in the table below:

Fund	Average Monthly Value	Rates
Janus Flexible Bond Fund	$27,685,499	4.2500%- 5.25000%
Janus Global Bond Fund	100,309	4.2500% - 4.5000%
Janus High-Yield Fund	125,469,614	0.0482% - 11.5000%
Perkins Value Plus Income Fund	65,825	4.2500% - 4.5000%
Janus Short-Term Bond Fund	20,858,754	1.4620% - 5.2500%

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to a Fund. A Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

A Fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby a Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. A Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of their investment policies, each Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.” Investing in emerging markets may involve certain risks and considerations not typically associated with investing in the United States and imposes risks greater than, or in addition to, the risks associated with investing in securities of more developed foreign countries. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Funds’ investments. In addition, the Funds’ investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Funds’ investments. To the extent that a Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent a Fund invests in Chinese local market equity securities (also known as “A Shares”).

Exchange-Traded Funds

The Funds, except the Money Market Funds, may invest in exchange-traded funds, which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Floating Rate Loans

The Fixed Income Funds and certain underlying funds, particularly Janus Balanced Fund, of the Global Allocation Funds, may invest in floating rate loans. Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as LIBOR. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (“borrowers”) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fixed Income Funds and certain underlying funds may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loans may include fully funded term loans or revolving lines of credit.

Purchasers of floating rate loans may pay and/or receive certain fees. The Fixed Income Funds and certain underlying funds may receive fees such as covenant waiver fees or prepayment penalty fees. The Fixed Income Funds and certain underlying funds may pay fees such as facility fees. Such fees may affect a Fund’s return.

Investment in Janus Diversified Alternatives Subsidiary, Ltd.

To qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), 90% of Janus Diversified Alternatives Fund’s income must be from certain qualified sources. Direct investment in many commodities-related investments generates income that is not from a qualifying source for purposes of meeting this 90% test. The Fund will seek to gain exposure to the commodity markets, in whole or in part, through investments in Janus Diversified Alternatives Subsidiary, Ltd., which is generally subject to the same investment policies and restrictions as the Fund. Janus Diversified Alternatives Subsidiary, Ltd. may invest without limitation in commodity index-linked swaps, commodity futures, commodity swaps, commodity-linked notes, and other commodity-linked derivative instruments. Janus Diversified Alternatives Subsidiary, Ltd. may also invest in fixed-income securities and other investments which may serve as margin or collateral for Janus Diversified Alternatives Subsidiary, Ltd.’s derivatives positions. The Fund may invest 25% or less of its total assets in Janus Diversified Alternatives Subsidiary, Ltd. Income or net capital gains from the Fund’s investment in Janus Diversified Alternatives Subsidiary, Ltd. would be treated as ordinary income to the Fund. Janus Capital is the adviser to Janus Diversified Alternatives Subsidiary, Ltd. Janus Diversified Alternatives Subsidiary, Ltd. will not be subject to U.S. laws (including securities laws) and their protections. Janus Diversified Alternatives Subsidiary, Ltd. is subject to the laws of a foreign jurisdiction, which can be affected by developments in that jurisdiction.

The IRS has previously issued a number of private letter rulings to mutual funds which indicate that income from a fund’s investment in a wholly-owned foreign subsidiary that invests in commodity-linked derivatives, such as Janus Diversified Alternatives Subsidiary, Ltd., constitutes qualifying income. The IRS has suspended issuance of any further private letter rulings pending a review of its position. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or Janus Diversified Alternatives Subsidiary, Ltd. to operate as described in the Prospectuses and the SAI and could adversely affect the Fund. In particular, unfavorable treatment of the income derived from the Fund’s investment in Janus Diversified Alternatives Subsidiary, Ltd. could jeopardize the Fund’s status as a regulated investment company under the Code, which in turn may subject the Fund to higher tax rates and/or penalties. Additionally, the Commodity Futures Trading Commission (“CFTC”) recently adopted changes to Rule 4.5 under the Commodity Exchange Act which required Janus Capital to register with the CFTC as a Commodity Pool Operator, and operation of the Fund and Janus Diversified Alternatives Subsidiary, Ltd. are subject to certain CFTC rules and regulations. Such regulatory changes, several of which remain uncertain or incomplete, could potentially limit or restrict the ability of the Fund to pursue its investment strategies and/or increase the costs of implementing its strategies.

By investing in Janus Diversified Alternatives Subsidiary, Ltd., the Fund will be indirectly exposed to the risks associated with Janus Diversified Alternatives Subsidiary, Ltd.’s investments, which are generally similar to those that are permitted to be held by the Fund. Janus Diversified Alternatives Subsidiary, Ltd. is not registered under the 1940 Act, and is not subject to all of the provisions of the 1940 Act.

Investment in Janus Real Return Subsidiary, Ltd.

To qualify as a regulated investment company under the Code, 90% of Janus Real Return Fund’s income must be from certain qualified sources. Direct investment in many commodities-related investments generates income that is not from a qualifying source for purposes of meeting this 90% test. Until October 15, 2012 the Fund sought to gain exposure to the commodity markets, in whole or in part, through investments in Janus Real Return Subsidiary, Ltd., which was generally subject to the same investment policies and restrictions of the Fund. Janus Real Return Subsidiary, Ltd. invested in commodity index-linked swaps, commodity futures, commodity-linked notes, and other commodity-linked derivative instruments. Janus Real Return Subsidiary, Ltd. also invested in fixed-income securities and other investments which served as margin or collateral for Janus Real Return Subsidiary, Ltd.’s derivatives positions. The Fund could invest up to 25% of its total assets in Janus Real Return Subsidiary, Ltd. Income or net capital gains from the Fund’s investment in Janus Real Return Subsidiary, Ltd. would be treated as ordinary income to the Fund. Janus Capital was the adviser to Janus Real Return Subsidiary, Ltd. and Armored Wolf, LLC was Janus Real Return Subsidiary, Ltd.’s subadviser. Janus Real Return Subsidiary, Ltd. was not subject to U.S. laws (including securities laws) and their protections. Janus Real Return Subsidiary, Ltd. was subject to the laws of a foreign jurisdiction. The Fund applied for a private letter ruling confirming, among other things, that income produced by the Fund’s investments in income from certain commodity-related investments constituted qualifying income to the Fund.

Mortgage- and Asset-Backed Securities

The Funds, except the Global Allocation Funds and the Mathematical Funds, may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government. Historically, Fannie Maes and Freddie Macs were not backed by the full faith and credit of the U.S. Government, and may not be in the future. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. Since 2008, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac. The Funds may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying assets fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact the Funds’ yield and your return.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayment risk, which results from prepayments of the principal of underlying loans at a faster pace than expected, may shorten the effective maturities of these securities and may result in a Fund having to reinvest proceeds at a lower interest rate. In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing the Funds’ sensitivity to interest rate changes and causing its price to decline.

Real Estate Investing

The Funds may invest in equity and debt securities of U.S. and non-U.S. real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other securities, including, but not limited to, real estate investment trusts (“REITs”) and similar REIT-like entities such as foreign entities that have REIT characteristics.

Repurchase Agreements

Repurchase agreements held by a Fund, as applicable, are fully collateralized, and such collateral is in the possession of the Fund’s custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Restricted Security Transactions

Restricted securities held by the Funds may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Funds to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Sovereign Debt

A Fund may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors, including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. A Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid.

Federal Income Taxes

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers.

The Funds have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities, excluding securities sold short, for federal income tax purposes as of March 31, 2013 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/(depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation
INTECH Global Dividend Fund	$7,068,310	$966,365	$(120,101)	$846,264
INTECH International Fund	76,980,473	4,804,101	(554,255)	4,249,846
INTECH U.S. Core Fund	308,901,041	84,135,774	(754,758)	83,381,016
INTECH U.S. Growth Fund	210,305,065	62,417,716	(2,035,170)	60,382,546
INTECH U.S. Value Fund	66,792,439	17,944,152	(229,498)	17,714,654
Janus Diversified Alternatives Fund	69,545,856	207,421	(59,187)	148,234
Janus Flexible Bond Fund	5,857,033,566	181,252,725	(14,923,366)	166,329,359
Janus Global Allocation Fund – Conservative(1)	241,312,672	26,063,723	(602,703)	25,461,020
Janus Global Allocation Fund – Growth(2)	205,142,746	32,133,720	(1,940,917)	30,192,803
Janus Global Allocation Fund – Moderate(3)	240,183,252	33,725,541	(627,384)	33,098,157
Janus Global Bond Fund	343,081,448	1,095,685	(629,842)	465,843
Janus Government Money Market Fund	180,852,861	-	-	-
Janus High-Yield Fund	2,416,270,927	134,315,648	(10,156,193)	124,159,455
Janus Money Market Fund	1,241,078,875	-	-	-
Janus Real Return Fund(4)	14,585,038	86,608	(54,140)	32,468
Janus Short-Term Bond Fund	3,093,089,797	36,642,551	(3,231,070)	33,411,481
Janus World Allocation Fund	5,092,165	626,351	(113,988)	512,363
Perkins Large Cap Value Fund	112,951,110	24,670,353	(1,370,123)	23,300,230
Perkins Mid Cap Value Fund	10,366,143,011	2,371,189,056	(124,838,752)	2,246,350,304
Perkins Select Value Fund	61,910,846	8,012,542	(868,440)	7,144,102
Perkins Small Cap Value Fund	2,182,918,164	450,330,257	(44,346,312)	405,983,945
Perkins Value Plus Income Fund	51,571,228	5,265,220	(451,274)	4,813,947

(1) Formerly named Janus Conservative Allocation Fund.

(2) Formerly named Janus Growth Allocation Fund.

(3) Formerly named Janus Moderate Allocation Fund.

(4) Formerly named Janus Real Return Allocation Fund.

Money Market Investments

Pursuant to the provisions of the 1940 Act and rules promulgated thereunder, the Funds may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Funds may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Funds are eligible to participate in the cash sweep program (the “Investing Funds”). Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered 2a-7 product. There are no restrictions on the Funds’ ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Funds to Janus Cash Liquidity Fund LLC. As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated cash management pooled investment vehicles and the Investing Funds.

During the period ended March 31, 2013, the following Funds recorded distributions from affiliated investments as affiliated dividend income, and had the following affiliated purchases and sales:

	Purchases	Sales	Dividend	Value
	Shares/Cost	Shares/Cost	Income	at 3/31/13
Janus Cash Liquidity Fund LLC
INTECH Global Dividend Fund	$3,236,112	$(2,880,109)	$160	$416,003
INTECH International Fund	30,975,256	(8,566,313)	314	22,643,012
INTECH U.S. Core Fund	29,827,489	(28,215,111)	2,273	3,371,378
INTECH U.S. Growth Fund	25,068,034	(26,263,034)	1,508	-
INTECH U.S. Value Fund	8,017,432	(8,685,432)	602	-
Janus Diversified Alternatives Fund	99,540,868	(39,353,075)	2,404	60,187,793
Janus Flexible Bond Fund	2,388,162,212	(2,340,553,000)	231,407	164,598,513
Janus Global Bond Fund	120,920,911	(24,993,911)	1,193	96,206,000
Janus High-Yield Fund	925,566,542	(942,931,000)	151,569	149,167,118
Janus Real Return Fund(1)	49,343,742	(55,512,801)	2,637	1,267,330
Janus Short-Term Bond Fund	1,618,085,043	(1,633,509,000)	104,671	66,317,250
Perkins Value Plus Income Fund	14,464,312	(12,924,583)	1,517	1,969,621
	$5,313,189,953	$(5,124,387,369)	$500,255	$566,144,018
(1)	Formerly named Janus Real Return Allocation Fund.

Affiliated Fund of Funds Transactions

The Global Allocation Funds may invest in certain funds within the Janus family of funds, of which the funds may be deemed to be under common control as they share the same Board of Trustees. During the period ended March 31, 2013, the following Funds had the following affiliated purchases and sales:

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 3/31/13
Janus Global Allocation Fund – Growth(1)
INTECH International Fund - Class I Shares	1,076,535	$8,507,842	(410,327)	$(3,242,149)	$(205,806)	$470,477	$26,010,163
INTECH U.S. Growth Fund - Class I Shares	37,602	566,666	(775,230)	(10,410,165)	1,953,988	285,528	12,446,546
INTECH U.S. Value Fund - Class I Shares	74,829	820,574	(754,351)	(8,123,917)	672,124	473,786	21,150,808
Janus Contrarian Fund - Class I Shares	255,578	4,308,659	(56,825)	(559,701)	330,691	14,585	4,965,814
Janus Diversified Alternatives Fund - Class N Shares	1,485,483	14,854,829	(1,022)	(10,219)	-	-	14,844,610
Janus Emerging Markets Fund - Class I Shares	599,492	5,058,143	(37,466)	(332,361)	(27,045)	16,829	7,422,304
Janus Enterprise Fund - Class N Shares	71,982	4,921,743	(3,513)	(236,472)	(886)	-	4,979,035
Janus Flexible Bond Fund - Class N Shares	139,274	1,515,910	(2,790,585)	(26,857,060)	3,287,478	1,491,454	-
Janus Fund - Class N Shares	5,617	179,837	(98,414)	(2,464,152)	836,113	77,496	4,973,012
Janus Global Bond Fund - Class I Shares	2,864,745	29,515,129	(87,509)	(927,981)	4,662	720,134	39,576,415
Janus Global Real Estate Fund - Class I Shares	39,625	403,962	(269,419)	(2,246,843)	612,628	271,370	7,429,170
Janus Global Research Fund(2) - Class I Shares	191,270	3,126,204	(477)	(24,411)	449	32,423	9,932,671
Janus Global Select Fund - Class I Shares	664,272	7,147,064	(28,468)	(209,972)	84,667	2,325	7,449,915
Janus High-Yield Fund - Class N Shares	7,733	71,348	(164,538)	(1,213,108)	335,517	73,925	-
Janus International Equity Fund - Class N Shares	1,026,213	12,025,438	(445,056)	(5,243,967)	(344,539)	382,712	39,686,678
Janus Overseas Fund - Class N Shares	53,301	1,769,784	(147,728)	(6,052,688)	(1,113,553)	654,251	14,761,132
Janus Research Fund - Class N Shares	7,781	253,356	(436,340)	(9,756,672)	5,331,038	111,063	-
Janus Short-Term Bond Fund - Class N Shares	30,449	94,035	(1,067,867)	(3,283,330)	6,654	71,035	-
Janus Triton Fund - Class N Shares	38,317	732,692	(19,239)	(324,745)	27,081	61,596	4,975,754
Janus Twenty Fund - Class D Shares	2,705	168,600	(69,310)	(3,539,913)	920,685	61,544	4,971,085
Perkins Large Cap Value Fund - Class N Shares	82,000	1,149,932	(961,566)	(12,441,710)	1,993,424	384,641	12,419,534
Perkins Mid Cap Value Fund - Class N Shares	12,858	278,656	(28,695)	(572,798)	75,124	40,843	4,973,384
Perkins Small Cap Value Fund - Class N Shares	15,159	323,617	(16,879)	(372,608)	(8,233)	71,549	4,982,453
		$97,794,020		$(98,446,942)	$14,772,261	$5,769,566	$247,950,483

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 3/31/13
Janus Global Allocation Fund – Moderate(3)
INTECH International Fund - Class I Shares	1,274,284	$10,085,661	(321,497)	$(2,375,774)	$(171,246)	$310,288	$21,666,272
INTECH U.S. Growth Fund - Class I Shares	61,992	944,974	(669,385)	(10,799,713)	1,916,156	272,772	11,626,518
INTECH U.S. Value Fund - Class I Shares	138,392	1,537,563	(1,045,305)	(12,483,586)	1,768,598	570,529	21,791,130
Janus Contrarian Fund - Class I Shares	171,709	2,896,722	(466)	(7,886)	28	-	2,899,139
Janus Diversified Alternatives Fund - Class N Shares	2,607,049	26,070,500	(7,097)	(70,974)	-	-	25,999,525
Janus Emerging Markets Fund - Class I Shares	522,206	4,433,913	(18,751)	(154,135)	(12,248)	7,391	5,777,673
Janus Flexible Bond Fund - Class N Shares	722,099	7,845,302	(9,079,781)	(98,051,720)	6,886,126	3,057,042	-
Janus Fund - Class N Shares	8,150	263,445	(36,601)	(1,217,379)	274,083	65,807	5,806,682
Janus Global Bond Fund - Class I Shares	8,443,376	86,882,330	(23,014)	(236,580)	(230)	-	86,561,324
Janus Global Real Estate Fund - Class I Shares	34,377	353,584	(32,760)	(330,533)	44,732	160,197	5,756,380
Janus Global Research Fund(2) - Class I Shares	167,846	2,649,238	(763)	(39,684)	(107)	29,276	8,698,326
Janus Global Select Fund - Class I Shares	508,763	5,473,784	(26,435)	(274,585)	110,198	2,380	5,799,209
Janus High-Yield Fund - Class N Shares	9,319	85,996	(197,396)	(1,858,444)	369,135	89,397	-
Janus International Equity Fund - Class N Shares	983,704	11,523,340	(289,411)	(3,156,553)	(226,572)	312,076	34,754,709
Janus Overseas Fund - Class N Shares	50,514	1,686,997	(71,802)	(2,404,106)	(412,105)	459,942	11,490,232
Janus Research Fund - Class N Shares	12,225	403,379	(415,080)	(14,342,660)	4,829,962	107,325	-
Janus Short-Term Bond Fund - Class N Shares	249,210	769,331	(2,077,308)	(6,401,660)	6,608	322,024	8,685,485
Janus Triton Fund - Class N Shares	30,191	560,938	(18,075)	(331,461)	22,619	76,194	5,809,906
Janus Twenty Fund - Class D Shares	3,884	244,332	(10,175)	(642,509)	1,490	48,144	5,804,444
Perkins Large Cap Value Fund - Class N Shares	134,193	1,900,511	(1,107,910)	(16,669,651)	2,254,648	445,624	14,501,542
Perkins Small Cap Value Fund - Class N Shares	23,513	506,334	(32,751)	(739,016)	51,243	87,328	5,787,584
		$167,118,174		$(172,588,609)	$17,713,118	$6,423,736	$289,216,080

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 3/31/13
Janus Global Allocation Fund – Conservative(4)
INTECH International Fund - Class I Shares	761,547	$6,002,283	(48,829)	$(373,978)	$(7,703)	$148,890	$11,268,223
INTECH U.S. Growth Fund - Class I Shares	118,901	1,793,589	(491,698)	(7,940,247)	1,273,470	237,270	11,337,311
INTECH U.S. Value Fund - Class I Shares	231,815	2,535,224	(1,110,137)	(13,382,574)	2,495,954	464,090	14,166,081
Janus Diversified Alternatives Fund - Class N Shares	1,408,528	14,085,279	-	-	-	-	14,085,279
Janus Flexible Bond Fund - Class N Shares	1,812,398	19,772,373	(11,521,631)	(124,368,973)	5,923,625	7,521,219	28,486,049
Janus Fund - Class N Shares	20,339	654,426	(11,431)	(372,494)	16,351	53,989	5,465,223
Janus Global Bond Fund - Class I Shares	10,951,681	112,692,586	-	-	-	-	112,583,281
Janus Global Real Estate Fund - Class I Shares	32,884	333,245	(17,915)	(185,802)	12,018	80,423	2,835,865
Janus Global Research Fund(2) - Class I Shares	236,245	6,932,649	(19,007)	(318,777)	2,504	19,807	11,309,412
Janus Global Select Fund - Class I Shares	523,613	5,634,112	-	-	-	-	5,655,018
Janus High-Yield Fund - Class N Shares	8,836	81,194	(129,525)	(1,219,371)	184,536	54,668	-
Janus International Equity Fund - Class N Shares	1,076,573	12,561,700	(275,790)	(3,081,789)	(82,455)	176,099	24,005,948
Janus Overseas Fund - Class N Shares	30,944	1,031,728	(11,033)	(373,088)	(47,790)	189,055	5,602,508
Janus Research Fund - Class N Shares	28,645	924,869	(355,840)	(12,367,968)	3,358,770	98,256	-
Janus Short-Term Bond Fund - Class N Shares	965,562	2,981,330	(1,303,753)	(4,017,726)	(10,706)	399,824	15,518,854
Janus Triton Fund - Class N Shares	42,853	782,222	(32,513)	(623,056)	39,081	80,656	5,665,403
Perkins Large Cap Value Fund - Class N Shares	178,106	2,517,360	(774,579)	(11,652,159)	1,467,449	333,184	11,312,768
Perkins Small Cap Value Fund - Class N Shares	24,030	529,258	(8,361)	(185,208)	(13,022)	38,604	2,821,867
		$191,845,427		$(180,463,210)	$14,612,082	$9,896,034	$282,119,090

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 3/31/13
Janus World Allocation Fund
INTECH International Fund - Class I Shares	840	$6,258	(5,201)	$(38,518)	$(303)	$3,133	$111,995
INTECH U.S. Growth Fund - Class I Shares	331	4,980	(3,575)	(40,009)	13,905	1,807	109,225
INTECH U.S. Value Fund - Class I Shares	5,978	66,460	(6,479)	(52,867)	17,936	2,402	181,482
Janus Cash Liquidity Fund LLC	687,658	687,077	(356,078)	(356,078)	-	70	394,580
Janus Contrarian Fund - Class I Shares	64	925	(1,958)	(22,114)	5,802	314	31,230
Janus Flexible Bond Fund - Class N Shares	594	6,492	(19,106)	(199,551)	8,751	4,883	-
Janus Forty Fund - Class N Shares	32	1,231	(299)	(7,529)	3,992	344	44,285
Janus Global Bond Fund - Class I Shares	16,011	170,067	(35,223)	(363,392)	11,399	67,611	995,658
Janus Global Life Sciences Fund - Class I Shares	2,032	63,079	(3,486)	(92,773)	13,867	8	356,467
Janus Global Market Neutral Fund - Class I Shares	55	480	(8,420)	(86,698)	(12,518)	-	-
Janus Global Real Estate Fund - Class I Shares	293	2,965	(4,350)	(40,111)	3,726	1,618	44,156
Janus Global Select Fund - Class I Shares	6,454	64,230	(15,116)	(166,736)	(19,722)	2,057	471,123
Janus Global Technology Fund - Class I Shares	3,473	67,034	(5,723)	(108,868)	(1,620)	-	336,915
Janus High-Yield Fund - Class N Shares	887	8,189	(7,648)	(66,337)	4,660	5,627	84,040
Janus International Equity Fund - Class N Shares	1,460	16,050	(11,803)	(127,984)	434	5,435	378,496
Janus Overseas Fund - Class N Shares	4,174	140,858	(5,331)	(196,537)	18,767	19,727	537,214
Janus Research Fund - Class N Shares	28	933	(152)	(3,616)	1,381	403	41,307
Janus Short-Term Bond Fund - Class N Shares	2,540	7,842	(17,186)	(52,806)	332	3,892	152,807
Janus Triton Fund - Class N Shares	763	13,831	(3,130)	(52,859)	4,332	2,746	181,374
Perkins Global Value Fund - Class N Shares	11,123	138,730	(13,108)	(165,990)	(2,232)	14,399	517,654
Perkins Large Cap Value Fund - Class N Shares	221	3,109	(1,533)	(20,593)	1,077	910	46,443
Perkins Mid Cap Value Fund - Class N Shares	358	7,742	(4,785)	(92,260)	12,893	988	62,822
Perkins Small Cap Value Fund - Class N Shares	374	7,971	(3,392)	(77,900)	(4,723)	1,621	55,720
		$1,486,533		$(2,432,126)	$44,602	$139,995	$5,134,993

(1) Formerly named Janus Growth Allocation Fund.

(2) Effective March 15, 2013, Janus Global Research Fund merged with and into Janus Worldwide Fund. After the merger, Janus Worldwide Fund was renamed Janus Global Research Fund.

(3) Formerly named Janus Moderate Allocation Fund.

(4) Formerly named Janus Conservative Allocation Fund.

Valuation Inputs Summary

In accordance with FASB guidance, the Funds utilize the "Fair Value Measurements” to define fair value, establish a framework for measuring fair value, and expand disclosure requirements regarding fair value measurements. The Fair Value Measurement Standard does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. Various inputs are used in determining the value of the Funds' investments defined pursuant to this standard. These inputs are summarized into three broad levels:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that reflect the assumptions market participants would use in pricing a security and are developed based on market data obtained from sources independent of the reporting entity. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Securities traded on OTC markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds' Trustees and are categorized as Level 2 in the hierarchy. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value and are categorized as Level 2 in the hierarchy. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), warrants, swaps, investments in mutual funds, OTC options, and forward contracts. The Funds use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. These are generally categorized as Level 2 in the hierarchy.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the factors market participants would use in pricing the security and would be based on the best information available under the circumstances.

For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under the FASB Guidance. These are categorized as Level 3 in the hierarchy.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Funds since the beginning of the fiscal year.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2013 to value the Funds’ investments in securities and other financial instruments is included in the "Valuation Inputs Summary" and "Level 3 Valuation Reconciliation of Assets" (if applicable) in the Notes to Schedules of Investments.

FASB Accounting Standards Update, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements,” requires disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. For fair value measurements categorized within Level 3 of the fair value hierarchy, the Funds shall provide quantitative information about the significant unobservable inputs used in the fair value measurement. To meet the objective of the quantitative disclosure, the Funds may need to further disaggregate to provide more meaningful information about the significant unobservable inputs used and how these inputs vary over time.

The Funds are not required to create quantitative information to comply with this disclosure requirement if quantitative unobservable inputs are not developed by the Funds when measuring fair value (for example, when a Fund uses prices from prior transactions or third-party pricing information without adjustment). However, when providing this disclosure, the Funds cannot ignore quantitative unobservable inputs that are significant to the fair value measurement and are reasonably available to the Funds.

In addition, the Accounting Standards Update requires the Funds to provide a narrative sensitivity disclosure of the fair value measurement changes in unobservable inputs and the interrelationships between those unobservable inputs for fair value measurements categorized with Level 3 of the fair value hierarchy.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended March 31, 2013.

Fund	Transfers Out of Level 2 to Level 1
INTECH Global Dividend Fund	$ 5,779,362
INTECH International Fund	25,183,184
Janus Diversified Alternatives Fund	489,824
Perkins Select Value Fund	1,186,012
Perkins Value Plus Income Fund	1,369,884

Financial assets were transferred out of Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the beginning of the fiscal year and no factor was applied at the end of the period.

The Funds recognize transfers between the levels as of the beginning of the fiscal year.

Subsequent Events

The Board of Trustees of the Funds has approved an Agreement and Plan of Reorganization that provided for the merger of Janus World Allocation Fund with and into Janus Moderate Allocation Fund (the “Merger”). Prior to the Merger, Janus Moderate Allocation Fund changed its principal investment strategies to be substantially similar to Janus World Allocation Fund and changed its name to Janus Global Allocation Fund – Moderate. The closing date of the Merger was April 5, 2013, and was not subject to shareholder approval. After the Merger was completed, Janus World Allocation Fund was liquidated and terminated. In connection with the Merger, shareholders of each class of shares of Janus World Allocation Fund received shares of a corresponding class of Janus Global Allocation Fund – Moderate approximately equivalent in dollar value to Janus World Allocation Fund shares owned immediately prior to the Merger.

Management has evaluated whether any other events or transactions occurred subsequent to March 31, 2013 and through the date of this filing and determined that there were no other material events or transactions that would require recognition or disclosure in the Funds’ filings.

Item 2. Controls and Procedures.

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("the Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b)	There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act are attached as Ex99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Investment Fund

By:

/s/ Robin C. Beery

Robin C. Beery,

President and Chief Executive Officer of Janus Investment Fund

(Principal Executive Officer)

Date: May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Robin C. Beery

Robin C. Beery,

President and Chief Executive Officer of Janus Investment Fund

(Principal Executive Officer)

Date: May 30, 2013

By:

/s/ Jesper Nergaard

Jesper Nergaard,

Vice President, Chief Financial Officer, Treasurer and Principal

Accounting Officer of Janus Investment Fund

(Principal Accounting Officer and Principal Financial Officer)

Date: May 30, 2013